As filed with the Securities and Exchange Commission on April 28, 2009.

Registration Nos. 333-119364 and 811-21127

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
☐
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 11
☒
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
Amendment No. 22
☒

MERRILL LYNCH LIFE VARIABLE
ANNUITY SEPARATE ACCOUNT D
(Exact Name of Registrant)

MERRILL LYNCH
LIFE INSURANCE COMPANY
(Name of Depositor)

4333 Edgewood Road, NE
Cedar Rapids, IA
52499-0001
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:
(800) 346-3677

Name and Address of Agent for Service:	Copy to:
Darin D. Smith 4333 Edgewood Road, NE Cedar Rapids, IA 52499-0001	Mary E. Thornton, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

 It is proposed that this filing will become effective (check appropriate space):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2009 pursuant to paragraph (b) of Rule 485

          (date)

☐ 60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐ on                   pursuant to paragraph (a) (1) of Rule 485

            (date)

 If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:
Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

Merrill Lynch Life Variable Annuity Separate Account D (the “Separate Account”)	Prospectus May 1, 2009 Merrill Lynch Investor Choice Annuity® (IRA Series)

Flexible Premium Individual Deferred Variable Annuity Contract (the “Contract”) issued by Merrill Lynch Life Insurance Company

Home Office: 425 West Capital Avenue Suite 1800 Little Rock, Arkansas 72201

Service Center: 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 Phone: (800) 535-5549

offered through Transamerica Capital, Inc.

This Prospectus describes a flexible premium individual deferred variable annuity contract issued by Merrill Lynch Life Insurance Company (“we” or “us”). The Contract allows the owner (or “you”) to accumulate an account value, and later apply the annuity value to receive fixed annuity payments. This Prospectus provides basic information that you should know before investing. Please read it carefully and keep it for future reference.
The Contract must be issued as an IRA Contract, Roth IRA Contract, or SEP IRA Contract or purchased through an established IRA, Roth IRA, SIMPLE IRA, or SEP IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”). Please note that prior to September 25, 2007, this Contract was permitted to be issued in connection with a retirement arrangement under Section 403(b) of the Internal Revenue Code (i.e. a tax sheltered annuity contract). However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. The Contract itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this Contract exist solely through qualified contracts or accounts. If this Contract is not issued or purchased as such, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (including the annuity income and death benefits), before you purchase the Contract in a tax-qualified plan.
The account value you accumulate under the Contract will fluctuate daily, based on the investment performance of the Separate Account’s subaccounts in which you invest. Each subaccount invests in one underlying portfolio. We do not guarantee how any of the portfolios will perform. Investing in this Contract involves risks, including possible loss of some or all of your investment.
Replacing your existing annuity or life insurance policy with this Contract may not be to your advantage.

When you purchase your Contract, you must select one of four Classes of the Contract, each of which has a different surrender charge and asset-based insurance charge. The four available Classes of the Contract are:

► B Class	► L Class
► C Class	► XC Class
If you select the XC Class, we will add a bonus amount to your account value each time you make a premium payment. In certain circumstances, we may take back all or a portion of the bonus amount. The overall expenses for the XC Class will be higher than the expenses for a similar Contract that does not pay a bonus amount. Selecting the XC Class may be beneficial to you only if you own the Contract for a sufficient length of time, and the investment performance of the Separate Account’s subaccounts in which you invest is sufficient to compensate for its higher expenses. Over time, the value of the bonus amount(s) could be more than offset by higher expenses.

We put your premium payments as you direct into one or more subaccounts of the Separate Account. In turn, we invest each subaccount’s assets in the following corresponding portfolios (“Funds”):
AIM Growth Series – Class A Shares
Managed by Invesco Aim Advisors, Inc.
AIM Basic Value Fund
AIM Mid Cap Core Equity Fund
The AllianceBernstein Trust – Class A Shares
Managed by AllianceBernstein L.P.
AllianceBernstein International Value Fund
AllianceBernstein Small/Mid Cap Value Fund
AllianceBernstein Value Fund
Allianz Funds – Class A Shares
Managed by Allianz Global Investors Fund Management LLC
Allianz CCM Capital Appreciation Fund
Allianz NFJ Dividend Value Fund
Allianz NFJ Small-Cap Value Fund
American Funds – Class F Shares
Managed by Capital Research and Management Company
The Bond Fund of America, Inc.
EuroPacific Growth Fund
The Growth Fund of America, Inc.
The Income Fund of America, Inc.
The Investment Company of America
BlackRock Basic Value Fund, Inc. – Investor A Shares
Managed by BlackRock Advisors LLC
BlackRock Bond Fund, Inc. – Investor A Shares
Managed by BlackRock Advisors LLC
BlackRock Total Return Fund
BlackRock High Income Fund
BlackRock Fundamental Growth Fund, Inc. – Investor A Shares
Managed by BlackRock Advisors LLC
BlackRock Funds II – Investor A Shares
Managed by BlackRock Advisros LLC
BlackRock Government Income Portfolio
BlackRock International Value Trust – Investor A Shares
Managed by BlackRock Advisors LLC
BlackRock International Value Fund
BlackRock Global Allocation Fund, Inc. – Investor A Shares
Managed by BlackRock Advisors LLC
BlackRock Global Growth Fund, Inc. – Investor A Shares
Managed by BlackRock Advisors LLC
BlackRock Index Funds, Inc. – Investor A Shares
Managed by BlackRock Advisors LLC
BlackRock S&P 500 Index Fund

BlackRock Large Cap Series Fund, Inc. – Investor A Shares
Managed by BlackRock Advisors LLC
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Value Opportunities Fund, Inc. – Investor A Shares
Managed by BlackRock Advisors LLC
Columbia Acorn Trust – Class A Shares
Managed by Columbia Wanger Asset Management, L.P.
Columbia Acorn USA
Columbia Acorn International
Columbia Funds Series Trust – Class A Shares
Managed by Columbia Management Advisors, LLC
Columbia Marsico Growth Fund
Davis New York Venture Fund, Inc. – Class A Shares
Managed by Davis Selected Advisers, L.P.
Delaware Group Equity Funds III – Class A Shares
Managed by Delaware Management Company
Delaware Trend Fund®
Dreyfus Appreciation Fund, Inc.
Managed by The Dreyfus Corporation
Eaton Vance Mutual Funds Trust – Class A Shares
Managed by Boston Management and Research
Eaton Vance Floating-Rate Fund
Eaton Vance Special Investment Trust – Class A Shares
Managed by Boston Management and Research
Eaton Vance Large-Cap Value Fund
Federated Equity Funds – Class A Shares
Managed by Federated Equity Management Company of Pennsylvania
Federated Capital Appreciation Fund
Federated Kaufmann Fund
Janus Adviser Series – Class A Shares
Managed by Janus Capital Management LLC
Janus Adviser Forty Fund
Janus Adviser Mid Cap Growth Fund
JPMorgan Trust II – Class A Shares
Managed by JPMorgan Investment Advisors Inc.
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
Lord Abbett Affiliated Fund, Inc. – Class A Shares
Managed by Lord, Abbett & Co. LLC

Lord Abbett Bond-Debenture Fund, Inc. – Class A Shares
Managed by Lord, Abett & Co. LLC
Lord Abbett Mid-Cap Value Fund, Inc. – Class A Shares
Managed by Lord, Abett & Co. LLC
Merrill Lynch Ready Assets Trust
Managed by BlackRock Advisors LLC and BlackRock Institutional Management Corporation
Oppenheimer Capital Appreciation Fund – Class A Shares
Managed by OppenheimerFunds, Inc.
Oppenheimer Main Street Funds®, Inc. – Class A Shares
Managed by OppenheimerFunds, Inc.
Oppenheimer Main Street Fund®
Oppenheimer Main Street Small Cap Fund® – Class A Shares
Managed by OppenheimerFunds, Inc.
PIMCO Funds – Class A Shares
Managed by Pacific Investment Management Company LLC
PIMCO CommodityRealReturn Strategy Fund
PIMCO Low Duration Fund
PIMCO Real Return Fund
PIMCO Total Return Fund
Pioneer Emerging Markets Fund – Class A Shares
Managed by Pioneer Investment Management, Inc.
Pioneer Fund – Class A Shares
Managed by Pioneer Investment Management, Inc.
Pioneer High Yield Fund – Class A Shares
Managed by Pioneer Investment Management, Inc.
Pioneer Real Estate Shares Fund – Class A Shares
Managed by Pioneer Investment Management, Inc.
Pioneer Small Cap Value Fund – Class A Shares
Managed by Pioneer Investment Management, Inc.
Seligman Capital Fund, Inc. – Class A Shares
Managed by J. & W. Seligman & Co. Incorporated
Templeton Funds, Inc. – Class A Shares
Managed by Templeton Global Advisors Limited
Templeton Foreign Fund
Templeton Growth Fund, Inc. – Class A Shares
Managed by Templeton Global Advisors Limited

Transamerica Funds – Class A Shares
Managed by Transamerica Asset Management, Inc.
Transamerica Convertible Securities
Transamerica Equity
Transamerica Growth Opportunities
Transamerica Small/Mid Cap Value
Van Kampen Comstock Fund – Class A Shares
Managed by Van Kampen Asset Management
The Funds available under this Contract are also available for direct purchase by the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you won’t pay Contract or Separate Account charges, but you also won’t have annuity options, death benefits or other optional benefits available. Because of these additional Contract and Separate Account charges, which affect account values and subaccount returns, you should refer only to information regarding the Funds available through the Company, rather than to information that may be available through alternate sources.
Purchases and Redemptions of Fund Shares; Reinvestment. The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.
Certain features and benefits described in this Prospectus may vary in your state; all Contract classes, features, and benefits may not be available in all states. Please see Appendix I “State Contract Availability and/or Variations of Certain Features and Benefits” later in this Prospectus for more information on state availability and/or variations of certain features and benefits.
Please read the current prospectus for each of the Funds available through this Contract carefully before investing and retain them for future reference.
To learn more about the Contract, you may want to read the Statement of Additional Information dated May 1, 2009 (known as the “SAI”). For a free copy of the SAI, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. We have filed the SAI with the U.S. Securities and Exchange Commission (“SEC”) and have incorporated it by reference into this Prospectus. (It is legally a part of this Prospectus.) The SAI’s table of contents appears at the end of this Prospectus.
The SEC maintains a web site that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

The Securities and Exchange Commission has not approved these
Contracts or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Although this Prospectus is primarily designed for potential purchasers of the Contract, you may have previously purchased a Contract and are receiving this Prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features, and charges of the Contract may vary over time (and as noted above, may vary depending on your state), and generally you may not change your Contract or its features as issued. For more information about the particular options, features, and charges applicable to you, please contact your Financial Advisor, refer to your Contract, see Appendix I, and/or note Contract variations referenced throughout this Prospectus.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Definitions

•	account value: The sum of the values of your interests in the subaccounts of the Separate Account as of the end of a valuation period.

•	accumulation unit: A unit of measure used to determine the value of your interest in a subaccount during the accumulation period. There will be Class-distinct accumulation units for each subaccount.

•	accumulation unit value: The value of an accumulation unit during a valuation period. Class-distinct accumulation unit values are determined for each subaccount as of the close of trading (generally 4:00 p.m. (ET)) on each day the New York Stock Exchange is open.

•	annuitant: Any natural person(s) on whose life annuity payments are based.

•	annuity date: The date on which you choose to begin receiving annuity payments. The annuity date must occur by the oldest annuitant’s 95th birthday.

•	annuity value: The amount which will be applied to an annuity option on the annuity date. It is the account value on the annuity date reduced by any charges for premium taxes and any other charges deducted on the annuity date.

•	beneficiary(ies): The person(s) or entity(ies) designated by you to receive payment of the death benefit provided under the Contract.

•	contract anniversary: An anniversary of the contract date.

•	contract date: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

•	contract value: The total value of your interest in the Contract as of the end of the valuation period. It equals the account value less any bonus amounts subject to recapture (for XC Class Contracts), less uncollected charges.

•	contract year: A one year period starting on the contract date and on each contract anniversary thereafter.
•	Individual Retirement Account (“IRA Account”): A custodial account meeting the requirements of Section 408(a) of the Internal Revenue Code (“IRC”). SIMPLE IRA and SEP IRA Accounts are specific types of IRA Accounts.

•	Individual Retirement Annuity (“IRA”): An annuity meeting the requirements of Section 408(b) of the IRC. A SEP IRA Contract is a specific type of IRA.

•	joint annuitant: The Contract does not permit two annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the GMIB and the GMWB riders. For the GMIB riders, the joint annuitant is a second person designated for payment of any GMIB under a joint and survivor life annuity. For the GMWB, the joint annuitant is a second person whose life will be used to determine the benefits under the GMWB rider. For purposes of the GMWB rider, the joint annuitant must be a spouse. The joint annuitant does not have any rights under the Contract or the rider.

•	maturity date: The latest possible annuity date.

•	monthaversary: The contract date and the same calendar day of each successive month during the accumulation period. If the contract date falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent month, the monthaversary will be the last day of that month.

•	net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next valuation period. There will be a Class-distinct net investment factor for each subaccount.

•	nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified contract or an arrangement described in the IRC.

•	qualified contract: A Contract issued in connection with a retirement arrangement described under Section 403(b), 408(b), or 408A of the IRC.

•	quarterversary: The same calendar day of each successive three month period during the accumulation period, beginning with the contract date. If the contract date falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent third month, the quarterversary will be the last day of that third month.

•	Roth Individual Retirement Account (“Roth IRA Account”): A custodial account meeting the requirements of Section 408A of the IRC.

•	Roth Individual Retirement Annuity (“Roth IRA”): An annuity meeting the requirements of Section 408A of the IRC.

•	surrender value: The amount available upon surrender of the Contract. It is equal to the contract value reduced by any charges which apply upon surrender, including the surrender charge, and any bonus amounts which are recaptured upon surrender, and increased by any credits, which are added upon surrender.
•	tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

•	valuation period: The interval from one determination of the accumulation unit value for a subaccount to the next such determination.

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer account value between the subaccounts. State premium taxes may also be deducted.
Contract Owner Transaction Expenses

Sales Load Imposed on Premiums				None

State Premium Taxes				0% - 3.5%

Surrender Charge

Complete Years Elapsed Since	As a% of premium withdrawn
Payment of Each Premium
	B Class	L Class	C Class	XC Class

0 years	7.0%	6.0%	2.0%	8.0%

1 year	6.0%	5.0%	0.0%	8.0%

2 years	5.0%	4.0%	0.0%	7.0%

3 years	4.0%	3.0%	0.0%	7.0%

4 years	3.0%	0.0%	0.0%	6.0%

5 years	2.0%	0.0%	0.0%	6.0%

6 years	1.0%	0.0%	0.0%	5.0%

7 years	0.0%	0.0%	0.0%	4.0%

8 years	0.0%	0.0%	0.0%	3.0%

9 years	0.0%	0.0%	0.0%	0.0%

			Maximum	Current

Transfer Fee[1]			$30	$25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you will pay if you add optional riders to your Contract.
Periodic Charges Other Than Fund Expenses

Separate Account Annual Expenses (as a percentage
of average daily net assets in the subaccounts)	B Class	L Class	C Class	XC Class

Maximum Asset-Based Insurance Charge	2.00%	2.00%	2.00%	2.00%

Current Asset-Based Insurance Charge (if you purchased your Contract on or after June 23, 2008)†	1.35%	1.55%	1.70%	1.75%

Current Asset-Based Insurance Charge (if you purchased your Contract prior to June 23, 2008)	1.25%	1.45%	1.60%	1.65%

†	If we have not received necessary approval by June 23, 2008 in any state(s), we will continue to apply the lower Asset-Based Insurance Charge to Contracts purchased in that state until approval is obtained.

	Maximum	Current
Other Charges

Annual Contract Fee[2]	$75	$50

[1]	There is no charge for the first 12 transfers in a contract year.

[2]	The contract fee will be assessed annually on each contract anniversary and upon surrender or annuitization only if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

	Maximum	Current
Annual Charge for Optional Riders[3]

Return of Premium GMDB (standard)[4]	0.40%	0.15%

Return of Premium GMDB (GMWB version)[5]	0.40%	0.15%

Return of Premium GMDB (GMIB version)[6]	0.40%	0.15%

Maximum Anniversary Value GMDB[4]	0.65%	0.25%

Greater of Maximum Anniversary Value and Roll-Up GMDB (Standard Version)[4]	1.20%	0.55%

Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)[7]	1.20%	0.65%

ADB[8]	0.50%	0.25%

GMIB[9]	0.90%	0.50%

GMIB EXTRA

For Contracts purchased on or after June 23, 200810†	1.20%	0.75%

For Contracts purchased prior to June 23, 2008[10]	1.20%	0.65%

GMWB Single Life

For Contracts purchased on or after June 23, 200811†	1.25%	0.65%

For Contracts purchased on or after June 23, 2008 with the GMWB Income Enhancement Benefit11†	1.55%	0.80%

For Contracts purchased prior to June 23, 2008[11]	1.25%	0.60%

GMWB Joint Life

For Contracts purchased on or after June 23, 200811†	1.50%	0.85%

For Contracts purchased on or after June 23, 2008 with the GMWB Income Enhancement Benefit11†	2.00%	1.15%

For Contracts purchased prior to June 23, 2008[11]	1.50%	0.75%
The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the most recently ended fiscal year*(before and after any contractual waivers and expense reimbursements. Although certain Fund classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Range of Expenses for the Funds[12]	Minimum	Maximum

Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including Investment Advisory Fees, 12b-1 Fees, and Other Expenses)	0.60%	2.96%

[3]	Each of these charges will be calculated on each monthaversary by multiplying the respective base by the respective current charge percentage and dividing the resulting amount by 12. The sum of the charges calculated on each of the three previous monthaversaries is collected on each quarterversary. If you terminate these riders at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We won’t deduct these charges after the annuity date.

†	If we have not received necessary approval by June 23, 2008 in any state(s), we will continue to apply the lower Asset-Based Insurance Charge to Contracts purchased in that state until approval is obtained.

*	For a list of these dates, see “Most Recently Ended Fiscal Years.”

[4]	The GMDB Base is generally the minimum value that would be paid under the applicable Guaranteed Minimum Death Benefit (“GMDB”). For more information, see “Death Benefit.”

[5]	The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMWB version) is available only if you elect a GMWB option (provided you purchased your Contract on or after January 12, 2007). For more information, see “Death Benefit.”

[6]	The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMIB version) is available only if you elect the GMIB EXTRA rider. For more information, see “Death Benefit.”

[7]	The GMDB Base is generally the minimum value that would be paid under the GMDB. The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) is only available if you elect the GMIB EXTRA rider (provided you purchased your Contract on or after June 23, 2008). For more information, see “Death Benefit.”

[8]	The ADB Base is the account value. For more information, see “Additional Death Benefit.”

[9]	The GMIB Base is the amount used to calculate the monthly income payable under the Guaranteed Minimum Income Benefit (“GMIB”). For more information, see “Guaranteed Minimum Income Benefit.”

[10]	The GMIB EXTRA Base is the amount used to calculate the monthly income payable when the Contract annuitizes under the GMIB EXTRA. For more information, see “Guaranteed Minimum Income Benefit EXTRA.”

[11]	The GMWB Base is the amount used to calculate the Guaranteed Lifetime Amount under the Guaranteed Minimum Withdrawal Benefit (“GMWB”). The Guaranteed Lifetime Amount is equal to the GMWB Base multiplied by the Lifetime Income Percentage. For more information, see “Guaranteed Minimum Withdrawal Benefit.”

[12]	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the most recently ended fiscal year for each Fund. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.

Most Recently Ended Fiscal Years
This Prospectus reflects information for each Fund as of the end of each Fund’s most recently completed fiscal year for which information was available as of the date of this Prospectus. These fiscal years are as follows:

Fiscal Year End	Funds
March 31, 2008	BlackRock Value Opportunities Fund, Inc., American Century Equity Income Fund, American Funds EuroPacific Growth Fund, Columbia Marsico Growth Fund, PIMCO CommodityRealReturn Strategy Fund, PIMCO Real Return Fund, PIMCO Total Return Fund, PIMCO Low Duration Fund
June 30, 2008	BlackRock Basic Value Fund, Inc., BlackRock Global SmallCap Fund, BlackRock International Value Fund, BlackRock Short-Term Bond Fund, Allianz CCM Capital Appreciation Fund, Allianz NFJ Small-Cap Value Fund, Allianz NFJ Dividend Value Fund, Allianz OCC Renaissance Fund, Delaware Trend Fund, JPMorgan Multi-Cap Market Neutral Fund, JPMorgan Small Cap Growth Fund, Oppenheimer Main Street Small Cap Fund®
July 31, 2008	American Funds The Income Fund of America, Inc., Davis New York Venture Fund, Inc., Janus Adviser Forty, Janus Adviser Mid Cap Growth
August 31, 2008	BlackRock Fundamental Growth Fund, Inc., BlackRock Global Growth Fund, Inc. American Funds The Growth Fund of America, Inc., Oppenheimer Capital Appreciation Fund, Oppenheimer Main Street Fund®, Templeton Foreign Fund, Templeton Growth Fund, Inc.
September 30, 2008	BlackRock Total Return Fund, BlackRock High Income Fund, BlackRock Government Income Portfolio
October 31, 2008	BlackRock Global Allocation Fund, Inc., BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund, BlackRock Large Cap Value Fund, American Century Ultra® Fund, Eaton Vance Floating-Rate Fund, Federated Capital Appreciation Fund, Federated Kaufmann Fund, Lord Abbett Affiliated Fund, Inc., Pioneer High Yield Fund, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Small/Mid Cap Value
November 30, 2008	AllianceBernstein Small/Mid Cap Value Fund, AllianceBernstein International Value Fund, AllianceBernstein Value Fund, Fidelity Advisor Equity Growth Fund, Pioneer Emerging Markets Fund, Pioneer Small Cap Value Fund
December 31, 2008	BlackRock International Index Fund, BlackRock Small Cap Index Fund, BlackRock S&P 500 Index Fund, Merrill Lynch Ready Assets Trust, AIM Basic Value Fund, AIM Mid Cap Core Equity Fund, American Funds The Bond Fund of America, Inc., American Funds The Investment Company of America, Cohen & Steers Realty Income Fund, Inc., Columbia Acorn USA, Columbia Acorn International, Dreyfus Appreciation Fund, Inc., Eaton Vance Large-Cap Value, Lord Abbett Bond-Debenture Fund, Inc., Lord Abbett Mid-Cap Value Fund, Inc., Pioneer Fund, Pioneer Real Estate Shares Fund Seligman Capital Fund, Van Kampen Comstock Fund

Examples
These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, current Separate Account Annual Expenses, the current Annual Contract Fee, the current Greater of Maximum Anniversary Value and Roll-Up GMDB Charge, the current ADB Charge, the current GMWB Joint Life Charge (with the Income Enhancement Benefit) and Annual Fund Operating Expenses. These costs reflect the most expensive combination of Contract charges. These Examples assume the Contract was purchased on or after June 23, 2008. If you elected fewer or a different combination of Contract features, your costs would be lower than those shown.
Example 1. This Example assumes that you invest $10,000 in a B Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1271	$2381	$3501	$6524
(b)	$1044	$1719	$2433	$4612

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$641	$1931	$3231	$6524
(b)	$407	$1256	$2151	$4612

Example 2. This Example assumes that you invest $10,000 in an L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1201	$2346	$3316	$6663
(b)	$972	$1683	$2248	$4795

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$661	$1986	$3316	$6663
(b)	$427	$1315	$2248	$4795

Example 3. This Example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$855	$2027	$3379	$6765
(b)	$624	$1359	$2320	$4929

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$675	$2027	$3379	$6765
(b)	$442	$1359	$2320	$4929

Example 4. This Example assumes that you invest $10,000 in an XC Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1400	$2671	$3940	$6799
(b)	$1172	$2014	$2895	$4973

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$680	$2041	$3400	$6799
(b)	$447	$1374	$2344	$4973

Example 4, above, takes into account any bonus amounts that are subject to recapture. The circumstances under which bonus credits are recaptured are discussed later in this Prospectus.
The Examples reflect the $50 contract fee as 0.05%, based on our current estimates of anticipated Contract size. Contractual waivers and reimbursements are reflected in the first year of the Example, but not in subsequent years. See the “Charges, Deductions, and Credits” section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.
Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

Capsule Summary of the Contract

This summary provides only a brief overview of the more important features of the Contract. You may obtain more detailed information about the Contract later in this Prospectus and in the Statement of Additional Information (“SAI”). Please read this Prospectus carefully.
Your Contract in General
•	General. This annuity is a contract between you (the contract owner) and us in which you agree to make one or more payments to us and, in return, we agree to make a series of payments to you at a later date. The Contract must be issued as an IRA Contract, Roth IRA Contract, or SEP IRA Contract or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) Contract or custodial account of another provider. Federal law limits maximum annual contributions to Qualified contracts.

Your account value will increase or decrease depending on the investment performance of the subaccounts to which you allocate premiums and transfer account value, the premiums you pay, the fees and charges we deduct, and the effects of any Contract transactions (such as transfers and partial withdrawals) on your account value.

The Contract itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this Contract exist solely through the qualified contract or account. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (including the annuity income and death benefits), before you purchase the Contract in a tax-qualified plan.
•	Accumulation and Annuity Periods. Like all deferred annuities, the Contract has two phases: the “pay-in” or accumulation period and the “payout” or annuity period. During the accumulation period, you can allocate premiums and transfer account value among any combination of subaccounts offered under the Contract. The annuity period begins once you start receiving regular annuity payments from the Contract. You may receive fixed annuity payments under one of the available annuity payment options. The annuity value you accumulate during the accumulation period will determine the dollar amount of any annuity payments you receive.
•	Death Benefit. The Contract also provides a death benefit payable if the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) dies before the annuity date.
•	Retirement Savings Vehicle. The Contract is designed to be a long-term investment in order to provide annuity benefits for you. If you withdraw money from the Contract prematurely, you may incur substantial charges. In addition, any money you take out of the Contract may be subject to tax, and if taken before age 59 1/2 may also be subject to a 10% federal penalty tax. For these reasons, you need to consider your current and short-term income needs carefully before you decide to buy the Contract.

•	The Separate Account. You may allocate premium(s) into up to 20 of the available subaccounts. Each subaccount invests exclusively in one of the Funds listed in the beginning of this Prospectus. We reserve the right to offer other subaccounts in the future or close subaccounts to new premiums and incoming transfers of account value. Your investment returns on amounts you allocate to the subaccounts will fluctuate each day with the investment performance of those subaccounts and will be reduced by Contract fees and charges. You bear the entire investment risk for amounts you allocate to the subaccounts.

•	State Variations. As noted, Contracts issued in your state may provide different features and benefits from those described in this Prospectus. See Appendix I for state variations.
•	Controlling Documents. This Prospectus provides a general description of the Contracts. Your actual Contract and any riders or endorsements are the controlling documents. If you would like to review a copy of the Contract or any riders or endorsements, contact our Service Center.
•	Other Contracts We Issue. We offer other variable annuity contracts that are available in different markets and have different fund selections. To obtain more information about these contracts, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of Contracts, see “Other Information – Selling the Contract.”
The Classes
•	The Contract allows you to select one of four different charge structures subject to state availability based on your specific situation. Each different charge structure is referred to as a “Class.” Each Class imposes a different level of surrender charge and asset-based insurance charge. Your Financial Advisor can assist you in selecting the Class that is right for you, based on your needs and preferences. Prior to issuance, you must select one of the four available Classes of the Contract:
➢	B Class — imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.25% (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.35% (guaranteed not to exceed 2.00%);

➢	L Class — imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.45% (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.55% (guaranteed not to exceed 2.00%);

➢	C Class — imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.60% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.70% (guaranteed not to exceed 2.00%); and

➢	XC Class — imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing annually over 9 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.65% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.75% (guaranteed not to exceed 2.00%). If you select this Class, we will add a bonus amount to your account value each time you make a premium payment. Under certain circumstances, we may recapture all or a portion of the bonus amount.
Premiums
•	Premium Flexibility. Generally, before the annuity date you can pay premiums as often as you like. The initial premium payment must be $10,000 or more. Subsequent premiums must be $50 or more. The minimum premiums do not vary by Class.

The Contract must be issued as an IRA Contract, Roth IRA Contract, or SEP IRA Contract or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider.

Federal law limits maximum annual contributions to the Contract. For IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts, we accept the following as initial premiums:
➢	rollover contributions from certain qualified plans governmental 457(b) plans, and IRAs (Roth IRAs for Roth IRA Contracts);

➢	amounts transferred from another IRA; and

➢	contributions made pursuant to a Simplified Employee Pension up to certain limits.
Additional premiums will be accepted but cannot exceed the annual contribution limits for a calendar year, as specified under the IRC. Withdrawals from tax sheltered annuities are restricted. The contract owner must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the IRC. The contract owner must also determine whether such amount qualifies as a permissible rollover contribution for income tax purposes.

•	Contributions. Under Federal law for 2009, you may contribute up to $5,000 to all IRAs, IRA Accounts, Roth IRA, and Roth IRA Accounts. The maximum contribution limit is increased to $6,000 if you will be age 50 or older by December 31, 2009. Excess premiums will be assessed with a 6% Federal penalty each year until the excess money is withdrawn from the account. Maximum contributions may vary each year. Please contact a tax advisor for further information.

•	Third Party Checks. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Merrill Lynch Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from rollovers or transfers from other financial institutions. Any third party checks not accepted by our company will be returned.

•	Maximum Premium. We may refuse to issue a Contract or accept additional premiums if the total premiums paid under all variable annuity contracts issued by us, or our affiliate, ML Life Insurance Company of New York, or any other life insurance company affiliate, and owned by you (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) exceed $1,000,000.
•	Right to Refuse Premiums. We reserve the right to refuse to accept any premium payments. No additional premiums may be paid on or after the owner’s (or the annuitant’s, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) 85th birthday. New contributions (i.e., contributions other than transfers and rollovers) cannot be made to an IRA after age 70 1/2.
•	Automatic Investment Feature. Under the automatic investment feature, you can make subsequent premium payments systematically from your MLPF&S brokerage account. For more information, see “Automatic Investment Feature.”
•	Premium Allocation. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest your account value. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will place your premium(s) into the Merrill Lynch Ready Assets Subaccount for the first 14 days following the contract date. After 14 days, we’ll put the money into the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. If you have not made any withdrawals and we have placed your premiums in the Merrill Lynch Ready Assets Subaccount for 14 days as described above, we guarantee we will allocate at least your premiums to your selected subaccounts after the 14 day period, regardless of charges or investment performance. We reserve the right to discontinue providing this guarantee for Contracts issued after a specified date. We will not provide this guarantee to contract owners, in states where we return account value (less bonus amounts), who elect to put their premiums into the Merrill Lynch Ready Assets Subaccount. If your state permits us to return the account value (less bonus amounts) in the event you exercise your right to cancel the Contract, we’ll invest your premium immediately in the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. However, for Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the Merrill Lynch Ready Assets Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. We also will not provide the guarantee discussed above to Contracts issued in California for contract owners who are 60 years of age or older, whose premiums are invested in the Merrill Lynch Ready Assets Subaccount.

•	Maximum Number of Subaccounts. Currently, you may allocate premiums or account value among up to 20 of the available subaccounts. Generally, within certain limits you may transfer account value periodically among subaccounts.
•	Funds Available for Investment. The Funds available for investment are listed at the beginning of this Prospectus. Each subaccount invests in a corresponding Fund. If you want detailed information about the investment objectives of the Funds, see “Investments of the Separate Account” and the prospectuses for the Funds.
Transfers Among Subaccounts
•	Limitation on Transfers. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You may make more than twelve transfers among available subaccounts during a contract year, but we will charge $25 per extra transfer (guaranteed not to exceed $30). See “Transfers Among Subaccounts.” We may impose additional restrictions on transfers that violate our Disruptive Trading Procedures. See “Transfers Among Subaccounts – Disruptive Trading.”
•	Minimum Amounts. Your transfer from a subaccount must be for a minimum of $100 or the total value in a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total subaccount value.
•	Transfer Programs. Several specialized transfer programs are available at no additional cost under the Contract. You cannot use more than one such program at a time.
➢	First, we offer a Dollar Cost Averaging Program where money you’ve put in a designated subaccount is systematically transferred monthly or quarterly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in accumulation unit values over time. There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss. (See “Dollar Cost Averaging Program.”)

➢	Second, through participation in the Asset Allocation Program, you may select one of six asset allocation models. Unless you instruct us otherwise, your account value is automatically rebalanced at the end of each calendar quarter based on the asset allocation model selected. (See “Asset Allocation Program.”)

➢	Third, you may choose to participate in the Rebalancing Program where we automatically reallocate your account value quarterly, semi-annually, or annually in order to maintain a particular percentage allocation among the subaccounts that you select. (See “Rebalancing Program.”)
Partial Withdrawals, Guaranteed Lifetime Amount, and Surrender
•	Partial Withdrawals. At any time prior to the annuity date, if you submit a written request or obtain proper telephone authorization, you may withdraw part of your surrender value, subject to the following rules.
➢	You must request at least $100.

➢	Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured.

➢	We will not process a withdrawal which would reduce the surrender value below $5,000. (Please note that other rules apply if you elected an optional Guaranteed Minimum Withdrawal Benefit (“GMWB”) or a Guaranteed Minimum Income Benefit (“GMIB”) rider.)
•	Systematic Withdrawal Program. Under a Systematic Withdrawal Program, you may have automatic withdrawals made monthly, quarterly, semi-annually, or annually. For more information, see the “Systematic Withdrawal Program” section, later in this Prospectus.
•	Guaranteed Lifetime Amount. If the owner/annuitant (and joint annuitant, if applicable) are at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) and not more than age 80, a GMWB rider may be elected for an additional charge (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008). The GMWB permits you to take minimum annual withdrawals called the Guaranteed Lifetime Amount (regardless of your account value) during your lifetime. See “Guaranteed Minimum Withdrawal Benefit” later in this Prospectus.

•	Surrender. At any time prior to annuitization, you may submit a written request to surrender your Contract and receive its surrender value.
•	Surrender Charge. Surrenders and partial withdrawals may be subject to a surrender charge with the amount of the charge and the period that the charge applies depending on the Class (see “Surrender Charge”). However, we won’t impose a surrender charge to the extent that withdrawals from the Contract in a contract year do not exceed the “free withdrawal amount” determined as of the date we receive your withdrawal request. The “free withdrawal amount” equals the greater of (a) the sum of: 10% of each premium subject to a surrender charge (not to exceed the amount of each premium that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year; and (b) the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge. The gain in the Contract equals the excess, if any, of the contract value just prior to the withdrawal over total premiums paid into the Contract less prior withdrawals of these premiums. The surrender charge applies to each subsequent premium payment, as well as the initial premium payment.
•	Tax Consequences. A partial withdrawal or surrender may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2. Withdrawals from tax sheltered annuities are restricted.
Death Benefits
•	Standard Death Benefit. The Contract provides a death benefit if you die before the annuity date. Unless you select an optional guaranteed minimum death benefit (“GMDB”) below, the standard death benefit equals the account value, less uncollected charges and any bonus amounts subject to recapture on death. Depending on the age of the owner (annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) on the contract date, one or more of the GMDB options may not be available, so the standard death benefit will apply. If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.
•	GMDB Options. For an additional charge, you may elect one of the following GMDB options, provided you meet the age requirement specified for the GMDB option you choose:
➢	Return of Premium (a standard version or an alternative version is available if you elect either GMIB EXTRA or a GMWB)

➢	Maximum Anniversary Value

➢	Greater of Maximum Anniversary Value and Roll-Up (a standard version is currently available and an additional version is available if you purchased your Contract on or after June 23, 2008 and you elect the GMIB EXTRA)
If you elect a GMDB option, the death benefit will not be less than the applicable GMDB Base.
•	Additional Death Benefit. Contract owners may elect the Additional Death Benefit (“ADB”) for an additional charge if the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account or SEP IRA Account) is not over age 75 on the contract date. The ADB is an optional rider that may provide, on the death of the owner, an additional death benefit that may be used to help defray some or all of the expenses attributable to taxes payable on death benefit proceeds paid under the Contract.
You can find more detailed information about the standard death benefit, the GMDB options, and the ADB, and how they are calculated, including age limitations that apply, under “Death Benefit” and “Additional Death Benefit.”
The payment of a death benefit may have tax consequences (see “Federal Tax Matters”).
Also, any death benefit applicable under a GMDB and/or ADB during the accumulation period will terminate upon the annuity date.

Annuity Payments
•	Annuity payments begin on the annuity date and are made under the annuity option you select.

•	For Contracts purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S, you may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant’s 95th birthday. If you do not select an annuity date, the annuity date is the maturity date. For IRA Series Contracts, keep in mind that you may need to take distributions or annuitize prior to the oldest annuitant’s 95th birthday to meet Federal Required Minimum Distributions. The annuity date for IRAs and tax sheltered annuities is generally when the owner/annuitant reaches age 70 1/2. Details about the annuity options available under the Contract can be found under “Annuity Options.”

•	Annuity payments may have tax consequences (see “Federal Tax Matters”).

•	If the annuitant and any joint annuitant are not over the age of 75 on the contract date, you may elect a GMIB rider for an additional charge. If the annuitant and any joint annuitant are not under the age of 45 and not over the age of 75 (age 70 if you purchased your Contract prior to June 23, 2008) on the contract date, you may elect the GMIB EXTRA rider for an additional charge. The GMIB and GMIB EXTRA are optional riders that provide you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the rider.

•	All optional guaranteed benefit riders under the Contract terminate when annuity payments begin or on the maturity date.
Fees and Charges
•	Asset-Based Insurance Charge. We currently impose an asset-based insurance charge to cover expenses and certain risks. The amount of the charge varies by Class. We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. We don’t deduct this charge after the annuity date.
•	Surrender Charge. We may impose a surrender charge only if you surrender or take a withdrawal from your Contract. The amount and period of the surrender charge varies by Class and applies to the initial premium and all subsequent premiums.
•	Contract Fee. If the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000, we currently impose a $50 contract fee on each contract anniversary and upon surrender or annuitization to reimburse us for expenses related to maintenance of these Contracts. This contract fee will not exceed $75. We don’t deduct this fee upon payment of a death benefit or after the annuity date.
•	Transfer Fee. You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge.
•	Rider Charges. If you elect a GMDB, ADB, GMIB, or GMWB rider, we deduct a charge that compensates us for the costs and risks we assume in providing the benefit. We won’t deduct this charge after the annuity date. The charges vary according to which riders you choose. If a rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. For more information on each rider charge, see “Charges, Deductions, and Credits” later in this Prospectus.
•	Premium Taxes. Under certain circumstances, we deduct a charge for any premium taxes imposed. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 3.5%.

•	Redemption Fee. We reserve the right to impose a redemption fee upon a transfer from one subaccount to another in states where permissible, or to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Fund Expenses. You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

•	Current/Maximum Fees and Charges. We may change the current charges for the asset-based insurance charge, the Contract fee, the transfer fee, the GMDB charge, the ADB charge, the GMIB charge, and the GMWB charge, but the charges will never exceed the maximum charges listed in the Fee Table.

You can find detailed information about all fees and charges imposed on the Contract under “Charges, Deductions, and Credits.”
Right to Review (“Free Look”)
•	When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract.
•	To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. The amount we return depends on your state’s requirements. Some states require us to return your premium(s) in the event you exercise your right to cancel the Contract, while others permit us to return the account value less any bonus amounts as of the date we receive your returned Contract.
Replacement of Contracts
•	It is advisable to always carefully consider the purchase of a Contract as a replacement for an existing annuity contract or life insurance policy. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the new Contract may impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract will be advantageous, given the Contract’s features, benefits, and charges compared to your existing contract. Because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.
Merrill Lynch Life Insurance Company and the Separate Account

Merrill Lynch Life Insurance Company
We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and engaged in the sale of life insurance and annuity products. We changed our corporate location to Arkansas on August 31, 1991. On December 28, 2007, we became an indirect wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V. of the Netherlands conducts its business through subsidiary companies engaged primarily in the insurance business. We were formerly an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“Merrill Lynch”), a corporation whose common stock is traded on the New York Stock Exchange. Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.
The Separate Account
The Merrill Lynch Life Variable Annuity Separate Account D (the “Separate Account”) offers through its subaccounts a variety of investment options. Each option has a different investment objective.
We established the Separate Account on June 21, 2002. It is governed by Arkansas law, our state of domicile. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account meets the definition of a separate account under the federal securities laws. The Separate Account’s assets are segregated from all of our other assets.

Segregation of Separate Account Assets

Effect of
Segregation

•	Obligations to contract owners and beneficiaries that arise under the Contract are our obligations.
•	We own all of the assets in the Separate Account.
•	The Separate Account’s income, gains, and losses, whether or not realized, derived from Separate Account assets are credited to or charged against the Separate Account without regard to our other income, gains, or losses.
•	The assets in each Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account.
•	If the Separate Account’s assets exceed the required reserves and other Contract liabilities, we may from time to time in the normal course of business, transfer the excess to our general account. Such excess amounts may include, without limitation, amounts representing fees and charges incurred, but not yet deducted from the Separate Account. Before making any such transfers, we will ensure that the Separate Account’s assets are sufficient to meet our obligations under the federal securities laws.
•	The assets in the Separate Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Separate Account be charged with any liabilities of other separate accounts.

Subaccount Investments

Subaccounts
•	Subaccounts may be added or closed in the future.

Performance of
Similar Funds

•	All of the underlying mutual funds offered through this Separate Account are available to the general public.
•	Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment adviser, subadviser, or manager is the same.
•	Certain Funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Investments of the Separate Account

General Information and Investment Risks
Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds’ prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to the Separate Account, separate accounts of ML Life Insurance Company of New York (an indirect wholly owned subsidiary of AEGON USA), and members of the general public.
Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

The Funds
The following Funds are available under the Contract.
AIM Growth Series – Class A Shares
Managed by Invesco Aim Advisors, Inc.
AIM Basic Value Fund
AIM Mid Cap Core Equity Fund
The AllianceBernstein Trust – Class A Shares
Managed by AllianceBernstein L.P.
AllianceBernstein International Value Fund
AllianceBernstein Small/Mid Cap Value Fund
AllianceBernstein Value Fund
Allianz Funds – Class A Shares
Managed by Allianz Global Investors Fund Management LLC
Allianz CCM Capital Appreciation Fund
Allianz NFJ Dividend Value Fund
Allianz NFJ Small-Cap Value Fund
American Funds – Class F Shares
Managed by Capital Research and Management Company
The Bond Fund of America, Inc.
EuroPacific Growth Fund
The Growth Fund of America, Inc.
The Income Fund of America, Inc.
The Investment Company of America
BlackRock Basic Value Fund, Inc. – Investor A Shares
Managed by BlackRock Advisors LLC
BlackRock Bond Fund, Inc. – Investor A Shares
Managed by BlackRock Advisors LLC
BlackRock Total Return Fund
BlackRock High Income Fund
BlackRock Fundamental Growth Fund, Inc. – Investor A Shares
Managed by BlackRock Advisors LLC
BlackRock Funds II – Investor A Shares
Managed by BlackRock Advisros LLC
BlackRock Government Income Portfolio
BlackRock International Value Trust – Investor A Shares
Managed by BlackRock Advisors LLC
BlackRock International Value Fund
BlackRock Global Allocation Fund, Inc. – Investor A Shares
Managed by BlackRock Advisors LLC
BlackRock Global Growth Fund, Inc. – Investor A Shares
Managed by BlackRock Advisors LLC
BlackRock Index Funds, Inc. – Investor A Shares
Managed by BlackRock Advisors LLC

BlackRock S&P 500 Index Fund
BlackRock Large Cap Series Fund, Inc. – Investor A Shares
Managed by BlackRock Advisors LLC
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Value Opportunities Fund, Inc. – Investor A Shares
Managed by BlackRock Advisors LLC
Columbia Acorn Trust – Class A Shares
Managed by Columbia Wanger Asset Management, L.P.
Columbia Acorn USA
Columbia Acorn International
Columbia Funds Series Trust – Class A Shares
Managed by Columbia Management Advisors, LLC
Columbia Marsico Growth Fund
Davis New York Venture Fund, Inc. – Class A Shares
Managed by Davis Selected Advisers, L.P.
Delaware Group Equity Funds III – Class A Shares
Managed by Delaware Management Company
Delaware Trend Fund®
Dreyfus Appreciation Fund, Inc.
Managed by The Dreyfus Corporation
Eaton Vance Mutual Funds Trust – Class A Shares
Managed by Boston Management and Research
Eaton Vance Floating-Rate Fund
Eaton Vance Special Investment Trust – Class A Shares
Managed by Boston Management and Research
Eaton Vance Large-Cap Value Fund
Federated Equity Funds – Class A Shares
Managed by Federated Equity Management Company of Pennsylvania
Federated Capital Appreciation Fund
Federated Kaufmann Fund
Janus Adviser Series – Class A Shares
Managed by Janus Capital Management LLC
Janus Adviser Forty Fund
Janus Adviser Mid Cap Growth Fund
JPMorgan Trust II – Class A Shares
Managed by JPMorgan Investment Advisors Inc.
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
Lord Abbett Affiliated Fund, Inc. – Class A Shares
Managed by Lord, Abbett & Co. LLC

Lord Abbett Bond-Debenture Fund, Inc. – Class A Shares
Managed by Lord, Abett & Co. LLC
Lord Abbett Mid-Cap Value Fund, Inc. – Class A Shares
Managed by Lord, Abett & Co. LLC
Merrill Lynch Ready Assets Trust*
Managed by BlackRock Advisors LLC and BlackRock Institutional Management Corporation
Oppenheimer Capital Appreciation Fund – Class A Shares
Managed by OppenheimerFunds, Inc.
Oppenheimer Main Street Funds®, Inc. – Class A Shares
Managed by OppenheimerFunds, Inc.
Oppenheimer Main Street Fund®
Oppenheimer Main Street Small Cap Fund® – Class A Shares
Managed by OppenheimerFunds, Inc.
PIMCO Funds – Class A Shares
Managed by Pacific Investment Management Company LLC
PIMCO CommodityRealReturn Strategy Fund
PIMCO Low Duration Fund
PIMCO Real Return Fund
PIMCO Total Return Fund
Pioneer Emerging Markets Fund – Class A Shares
Managed by Pioneer Investment Management, Inc.
Pioneer Fund – Class A Shares
Managed by Pioneer Investment Management, Inc.
Pioneer High Yield Fund – Class A Shares
Managed by Pioneer Investment Management, Inc.
Pioneer Real Estate Shares Fund – Class A Shares
Managed by Pioneer Investment Management, Inc.
Pioneer Small Cap Value Fund – Class A Shares
Managed by Pioneer Investment Management, Inc.
Seligman Capital Fund, Inc. – Class A Shares
Managed by J. & W. Seligman & Co. Incorporated
Templeton Funds, Inc. – Class A Shares
Managed by Templeton Global Advisors Limited
Templeton Foreign Fund
Templeton Growth Fund, Inc. – Class A Shares
Managed by Templeton Global Advisors Limited

Transamerica Funds – Class A Shares
Managed by Transamerica Asset Management, Inc.
Transamerica Convertible Securities
Transamerica Equity
Transamerica Growth Opportunities
Transamerica Small/Mid Cap Value
Van Kampen Comstock Fund – Class A Shares
Managed by Van Kampen Asset Management
*	There can be no assurance that the Merrill Lynch Ready Assets Trust portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of contract charges, the yield on the Merrill Lynch Ready Assets Trust subaccount may become extremely low and possibly negative.
As of May 1, 2007, the following Funds are closed to allocations of new premiums and incoming transfers of contract value.
American Century Capital Portfolios, Inc. – A Class Shares
Managed by American Century Investment Management, Inc.
Equity Income Fund
American Century Mutual Funds, Inc. – A Class Shares
Managed by American Century Investment Management, Inc.
Ultra® Fund
BlackRock Global SmallCap Fund, Inc. – Investor A Shares
Managed by BlackRock Advisors LLC
BlackRock Index Funds, Inc. – Investor A Shares
Managed by BlackRock Advisors LLC
BlackRock International Index Fund
BlackRock Small Cap Index Fund
BlackRock Short-Term Bond Series, Inc. – Investor A Shares
Managed by BlackRock Advisors LLC
BlackRock Short-Term Bond Fund
Fidelity Advisor Series I – Class A Shares
Managed by Fidelity Management & Research Company
Advisor Equity Growth Fund
As of November 9, 2007 this fund is closed to allocations of new premiums and incoming transfers of contract value.
Allianz Funds – Class A Shares
Managed by Allianz Global Investors Fund Management LLC
Allianz OCC Renaissance Fund
As of March 28, 2008, this fund is closed to allocations of new premiums and incoming transfers of contract value.
Cohen & Steers Realty Income Fund, Inc. – Class A Shares
Managed by Cohen & Steers Capital Management, Inc.
In order to obtain copies of the Fund prospectuses, you may call one of our customer service representatives at 1-800-535-5549.

Certain Payments We Receive With Regard to the Funds
We (and our affiliates) receive the following payments, which may be significant, from the Funds, their advisers, distributors, or affiliates thereof.
•	Rule 12b-1 and Shareholder Service Fees. We receive 12b-1 or shareholder service fees from some Funds. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees annually range from 0.125% to 0.35% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue.

•	Recordkeeping Fees. We receive fees from Fund assets for certain recordkeeping and transfer agency services. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees annually range from 0% to 0.10% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue.

•	Payments from the Fund Investment Advisers. We receive payments from the investment adviser (or affiliates thereof) of the Funds. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees. The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0.0% to 0.30% annually.
The combined percentages we receive with regard to each Fund currently range from 0.325% to 0.55%. Furthermore, our parent, AEGON USA, receives indirect compensation on assets invested in AEGON USA’s proprietary Funds (the Transamerica Funds) because its affiliates receive compensation from the Funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, AEGON USA may receive more revenue with respect to proprietary Funds than nonproprietary Funds.
In addition, consistent with applicable laws, management and employees of BlackRock, Inc. (“BlackRock”) are provided a broad level of access and exposure to MLPF&S, its Financial Advisors and other personnel, marketing events and materials, and client-related and other information because of their affiliation. Such broad access and exposure is not available to other asset managers and may enhance BlackRock’s ability to sell its Funds.
Selection of Underlying Funds
We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund’s adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate makes payments to us or our affiliates. For additional information on these arrangements, see “Certain Payments We Receive With Regard to the Funds.” We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or incoming transfers of account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Contract owners.
You are responsible for choosing the subaccounts or an asset allocation model (See “Asset Allocation Program”), and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund’s prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts or a model for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.

The Company does not provide investment advice and does not recommend or endorse any particular underlying Fund or model. You bear the risk of any decline in the account value of your Contract resulting from the performance of the Funds you have chosen.
Other Share Classes and Portfolios
The Funds offer various classes of shares, each of which has a different level of expenses. Each Fund may also be a single series or portfolio of an open-end investment company that offers other series or portfolios. Accordingly, prospectuses for the Funds may provide information for share classes and series or portfolios that are not available through the Contract. When you consult the prospectus for any Fund, you should be careful to refer to only the information regarding the class of shares and particular series or portfolio that is available through the Contract.
Purchases and Redemptions of Fund Shares; Reinvestment
The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.
Substitution of Investments
We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio’s investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing account value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of new premium payments or incoming transfers of account value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the SEC and applicable state insurance departments. We will notify you of any substitutions.
Features and Benefits of the Contract

As we describe the Contract, we will often use the word “you.” In this context “you” means “contract owner.”
Ownership of the Contract
The contract owner is entitled to exercise all rights under the Contract. For IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts, the contract owner and annuitant must be the same person. You may designate a beneficiary. If you die before the annuity date, the beneficiary will receive a death benefit. If you irrevocably name a beneficiary, you can later change the beneficiary only with the irrevocable beneficiary’s written consent. If an eligible spouse is named as the sole primary beneficiary, that spouse may continue the Contract as the new owner under the Spousal Beneficiary Continuation Option. See “Spousal Beneficiary Continuation Option.”
For Contracts purchased through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account the contract owner will be the account, the annuitant must generally be the account owner, and the account must be the beneficiary.
Federal tax law does not permit a change of ownership of a qualified contract. We are not responsible for the tax consequences of any change in ownership. The Contract may not be sold, discounted, pledged, or assigned as collateral for a loan or as a security for the performance of any obligation unless permitted by law in your state. Please see your Contract.

Issuing the Contract
Issue Age. For IRA Contracts, Roth IRA Contracts, or SEP IRA Contracts, the contract owner and annuitant generally must be under 70 1/2 years old when we issue the Contract, unless certain exceptions are met. For Contracts purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S, the owner of the Account and any annuitant must not be older than 80 years old when we issue the Contract.
•	If you elect the GMIB, no annuitant can be older than age 75 when we issue the Contract.

•	If you elect the GMIB EXTRA, no annuitant can be younger than age 45 or older than age 70 (75 if you purchased your Contract on or after June 23, 2008) when we issue the Contract.

•	If you elect a GMWB, no annuitant can be younger than age 60 (if you purchased your Contract prior to January 11, 2008) or age 55 (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) or older than age 80 when you elect the GMWB rider (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008).
Information We Need To Issue The Contract. Before we issue the Contract, we need certain information from you. We may require you to complete and return certain documents in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the documents or the information provided, and you pay the initial premium, we’ll issue a Contract. Generally, we’ll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven’t received necessary information within five business days (or longer if you consent), we will return the premium and no Contract will be issued.
Right to Review (“Free Look”)
When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract.
To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will refund the greater of all premium(s) paid into the Contract less any withdrawals or the account value less any bonus amounts as of the date we receive your returned Contract. If your state permits us to return the account value in the event you exercise your right to cancel the Contract, we’ll refund the account value less any bonus amounts as of the date we receive your returned Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed us to invest the premiums immediately in a subaccount(s) other than the Merrill Lynch Ready Assets Subaccount, we’ll refund the account value less any bonus amounts as of the date we receive your returned Contract.
Classes
The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes a different level of surrender charge and asset-based insurance charge. Depending on your needs and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following four available Classes of the Contract:
➢	B Class — imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.25% (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.35% (guaranteed not to exceed 2.00%);

➢	L Class — imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment.

If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.45% (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.55% (guaranteed not to exceed 2.00%);

➢	C Class — imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.60% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.70% (guaranteed not to exceed 2.00%); and

➢	XC Class — imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing annually over 9 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.65% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.75% (guaranteed not to exceed 2.00%). If you select this Class, we will add a bonus amount to your account value each time you make a premium payment. Under certain circumstances, we may recapture all or a portion of the bonus amount.
Bonus Payment and Recapture (For XC Class)
With regard to your initial premium payment, we will add the applicable bonus amount to your account value on the contract date. With regard to each additional premium payment, we will add the applicable bonus amount to your account value at the end of the valuation period during which that premium payment is received and accepted at our Service Center. The bonus amount is allocated among the subaccounts in the same manner as the corresponding premium payment.
Each premium payment is allocated to the bonus tiers shown below based on the amount of cumulative premium payments. Each bonus tier amount is the amount of the premium payment allocated to that tier multiplied by the current bonus percentage associated with that tier. The bonus amount attributable to the premium payment is the sum of the bonus tier amounts. Because of the way the tiers work, it may not be advantageous to purchase multiple XC Class Contracts.
We may change the current bonus percentages, but they will never be less than the minimum bonus percentages listed in the table. Any changes may apply to newly issued Contracts and to subsequent premium payments for existing Contracts.

		Then
		Maximum	Then Current	Then Minimum
		Bonus	Bonus	Bonus
Tier	If Cumulative Premium Payments Are:	Percentage Is:	Percentage Is:	Percentage Is:
1	Less than or equal to $25,000	5.0%	4.5%	3.0%
2	Greater than $25,000 but less than or equal to $125,000	5.5%	4.5%	3.0%
3	Greater than $125,000 but less than or equal to $500,000	5.5%	4.5%	3.5%
4	Greater than $500,000 but less than or equal to $1,000,000	6.0%	5.5%	4.0%
5	Greater than $1,000,000	7.0%	5.5%	4.5%

We may apply different bonus percentages to each premium payment by breaking out the payment according to the ranges in the above table and multiplying the portion of the payment allocated to each tier by that tier’s current bonus percentage. However, a premium payment will only be allocated to the first tier if cumulative premium payments are less than or equal to $25,000.

If the initial premium payment exceeds $25,000, the first tier will not apply and the second tier will apply to all cumulative premiums less than or equal to $125,000.
For example, an initial premium payment of $20,000 would receive a maximum bonus amount of $1,000 ($20,000 × 0.05 (tier 1)). If the initial premium payment is $100,000, the maximum bonus amount would be $5,500 ($100,000 × 0.055 (tier 2)). However, an initial premium payment of $700,000 would receive a maximum bonus amount of $39,500 ($125,000 × 0.055 (tier 2) + $375,000 × 0.055 (tier 3) + $200,000 × 0.06 (tier 4)). When calculating each bonus amount, “cumulative premium payments” do not include bonus amounts we have previously added to your account value.
From time to time, we may offer a promotional program with promotional rates for XC Class Contracts issued within specified periods of time (each a “Promotional Period”). Such promotional programs may apply to initial and/or subsequent premium payments received during the Promotional Period. Initial and/or subsequent premium payments received after the Promotional Period will receive the current bonus percentage in effect at that time. No bonus amount (or subsequent recapture thereof as discussed below) applied pursuant to a promotional program will be based on a percentage that exceeds the maximum bonus percentages shown in the above table. We may terminate any promotional program, or offer another promotional program, at any time in our sole discretion.
If you return the Contract during the “free look” period (see “Right to Review (“Free Look”)”), we will take back all of the bonus amount(s) we added to your Contract (i.e., recapture it). In addition, we may recapture the bonus in other circumstances. If you surrender the Contract within the three year period following our receipt of a premium payment, we will recapture all or a portion of the bonus amount; if you make a partial withdrawal within the three year period following our receipt of a premium payment, we may recapture all or a portion of the bonus amount. The bonus recapture percentages are presented in the following schedule:

Bonus Recapture Percentage for
Completed Years Since Receipt	Surrenders and Partial Withdrawals
0	100%
1	65%
2	30%
3+	0%

If you die (or the annuitant dies if the contract owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account), we will only recapture the bonus amounts credited within the six months prior to the date of death and any bonus amount credited after the date of death. The amount recaptured will be based on the schedule shown above. If you die and your spouse continues the Contract, any remaining bonus amounts will no longer be subject to recapture. We do not recapture any bonus amounts on annuitization.
We will recapture bonus amounts from your account value at the end of the valuation period during which your transaction request for payment of a death benefit and due proof of death documentation is received and accepted at our Service Center.
For each premium payment, the bonus amount subject to recapture is equal to the applicable bonus recapture percentage multiplied by [(a) minus (b)] where:
(a)	is the bonus amount attributable to that premium; and

(b)	is the sum of: each previously recaptured bonus amount attributable to that premium payment divided by the bonus recapture percentage on the date such amount was recaptured.
If you make a partial withdrawal, we will deduct bonus amounts subject to recapture based on the associated premiums withdrawn from the Contract, which are assumed to be withdrawn on a “First In, First Out” (or “FIFO”) basis. Currently, we do not recapture any bonus amounts on withdrawals that are within the “free withdrawal amount.” The amount recaptured is based on the bonus amount subject to recapture multiplied by the ratio of: (i) the associated premium withdrawn which was subject to a surrender charge to (ii) the total amount of that premium remaining in the Contract immediately prior to the withdrawal which was subject to a surrender charge.

We will deduct each recaptured bonus amount on a pro rata basis from among the subaccounts you are invested in, based on the ratio of your subaccount value to your account value before the partial withdrawal.
If we recapture a bonus, we will take back the bonus amount as if it had never been applied. However, you bear any investment loss and will retain any investment gain attributable to the bonus. We will not recredit any charges, including asset-based insurance charges, imposed on a bonus amount we later take back.

For an example of how we calculate and recapture bonus amounts, see Appendix A.

The XC Class imposes higher fees and charges that are used to fully or partially offset bonus amounts paid into the Contract. During the surrender charge period, the amount of the bonus may be more than offset by the applicable bonus recapture percentages, higher surrender charges, and higher asset-based insurance charges. Contract Classes that do not offer a bonus amount and have lower fees and charges may provide larger cash surrender values than the XC Class, depending on the performance of your chosen subaccounts. We encourage you to talk with your Financial Adviser and determine which Class of the Contract is most appropriate for you.
Premiums
Minimum and Maximum Premiums. The initial premium must be $10,000 or more. The minimum subsequent premium is $50. No additional premium payments will be accepted on or after the owner (or the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) reaches age 85. The minimum premiums do not vary by Class. We may refuse to issue a Contract or accept additional premiums, if the total premiums paid under all variable annuity contracts issued by us, or our affiliate, ML Life Insurance Company of New York, or any other life insurance company affiliate, on your life (or the life of the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) exceed $1,000,000. New contributions (i.e., contributions other than transfers and rollovers) cannot be made to an IRA after age 70 1/2; however, if the Contract is held by an IRA Account, Roth IRA Account, SIMPLE IRA Account, and SEP IRA Account, we will accept new contributions into the Contract but not the Account. Restrictions on your subsequent premiums also apply if you elect a GMWB. (See “Guaranteed Minimum Withdrawal Benefit” later in this Prospectus.)
The Contract must be issued as an IRA Contract, Roth IRA Contract, or SEP IRA Contract, or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. Federal law limits maximum annual contributions to the Contract. For IRA Contracts, Roth IRA Contracts, or SEP IRA Contracts, we accept the following as initial premiums:
•	rollover contributions from certain qualified plans, governmental 457(b) plans, and IRAs;
•	amounts transferred from another IRA; and
•	contributions made pursuant to a Simplified Employee Pension up to certain limits.
Additional premiums will be accepted but cannot exceed the annual contribution limits for a calendar year, as specified under the IRC. The contract owner must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the IRC. The contract owner must also determine whether such amount qualifies as a permissible rollover contribution for income tax purposes.
How to Make Payments. You must either make premium payments directly to our Service Center at the address printed on the first page of this Prospectus or have the money debited from your MLPF&S brokerage account.

Automatic Investment Feature. You may make systematic premium payments on a monthly, quarterly, semi-annual, or annual basis. Each payment must be for at least $50. Premiums paid under this feature must be deducted from an MLPF&S brokerage account specified by you and acceptable to us. You must specify how premiums paid under this feature will be allocated among the subaccounts. This feature cannot begin until at least 30 days (35 days in California) after the Contract date. If you select the Asset Allocation Program or the Rebalancing Program, premiums will be allocated based on the model or the specified subaccounts and percentages you have selected. If you elect the GMWB, the Automatic Investment Feature will terminate upon your first withdrawal. You may change the specified premium amount, the frequency, the premium allocation, or cancel the Automatic Investment Feature at any time upon notice to us. We reserve the right to make changes to this feature at any time.
Premium Investments. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest account value. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will place your premium(s) into the Merrill Lynch Ready Assets Subaccount for the first 14 days following the contract date. After 14 days, we’ll put the money into the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. If you have not made any withdrawals and we have placed your premiums in the Merrill Lynch Ready Assets Subaccount for the first 14 days as described above, we guarantee we will allocate at least your premiums to your selected subaccounts after the 14 day period, regardless of charges or investment performance. We will not provide this guarantee to contract owners, in states where we return account value, who elect to put their premiums into the Merrill Lynch Ready Assets Subaccount. We reserve the right to discontinue providing this guarantee for Contracts issued after a specified date. If your state permits us to return the account value in the event you exercise your right to cancel the Contract, we’ll invest your premium immediately in the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. However, for Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the Merrill Lynch Ready Assets Subaccount for the first 35 days following the contract date, unless this contract owner directs us to invest the premiums immediately in other subaccounts. We also will not provide the guarantee discussed above to Contracts issued in California for contract owners who are 60 years of age or older, whose premiums are invested in the Merrill Lynch Ready Assets Subaccount.
Currently, you may allocate your premium among up to 20 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the BlackRock Basic Value Subaccount, 58% allocated to the BlackRock Total Return Subaccount, and 30% allocated to the BlackRock Fundamental Growth Subaccount. However, you may not allocate 33 1/3% to the BlackRock Basic Value Subaccount and 66 2/3% to the BlackRock Fundamental Growth Subaccount. If we don’t get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions we have on file. If your existing allocation instructions include any subaccounts that are closed, we will not accept the premium payment. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.
Accumulation Units
Each subaccount has a distinct value for each Class, called the accumulation unit value. The accumulation unit value for each Class and subaccount varies daily with the performance and expenses of the corresponding Fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

How Are My Contract Transactions Priced?

•	We calculate a Class-specific accumulation unit value for each subaccount at the close of trading on each day that the New York Stock Exchange is open.

•	Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the accumulation unit value next calculated after our Service Center receives notice of the transaction.

•	For premium payments, bonus amounts under an XC Class Contract, and transfers into a subaccount accumulation units are purchased.

•	For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any ADB charge, any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due, accumulation units are redeemed.

•	To the extent permitted by law, we may change when the accumulation unit value is calculated by giving you 30 days notice or we may defer calculation of the accumulation unit value if an emergency exists making valuation of assets in the Separate Account not reasonable practicable or if the SEC permits such deferral.
How Do We Determine The Number of Units?

•	We determine the number of accumulation units purchased by dividing the dollar value of the premium payment, bonus amount under an XC Class Contract, or the amount transferred into a Class of a subaccount by the value of one accumulation unit for that Class of the subaccount for the valuation period in which the premium payment or transfer is made or bonus amount is added.

•	Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a Class of the subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any ADB charge, any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due by the value of one accumulation unit for that Class of a subaccount for the valuation period in which the redemption is made.

•	The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made.

•	The number of subaccount accumulation units will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the calculation of the accumulation unit values.
When we establish a subaccount, we set an initial value for an accumulation unit for each Class of that subaccount. Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for that Class and subaccount for the prior valuation period by the net investment factor for that Class and subaccount for the current valuation period.
The net investment factor is an index used to measure the investment performance of a Class of a subaccount from one valuation period to the next. For any Class of any subaccount, we determine the net investment factor by dividing the value of the assets of that subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for that Class and subaccount for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Separate Account or any charge that may be assessed against the Separate Account for assessments or premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See “Charges, Deductions, and Credits – Other Charges.”)
Transfers Among Subaccounts
General. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts during the contract year, but we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We will deduct the transfer fee pro rata from the amount transferred. If your premium(s) is placed in the Merrill Lynch Ready Assets Subaccount for the first 14 days following the contract date (35 days in California, if the premium(s) is required to be allocated to the Merrill Lynch Ready Assets Subaccount), you may not make transfers during this period. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See “Dollar Cost Averaging Program,” “Asset Allocation Program,” and “Rebalancing Program.”)
Transfers among subaccounts may be made in specific dollar amounts or as a percentage of account value. You must transfer at least $100 or the total value of a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total value of that subaccount.
You may request transfers in writing or, once we receive proper telephone authorization, by telephone. Once we receive proper authorization, transfer requests may also be made through your Financial Advisor, or another person you designate. Transfers will be processed as of the end of the valuation period on the date the Service Center receives all the information necessary to process the transfer. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See “Other Information – Notices and Elections” for additional information on potential delays applicable to telephone transactions.)
Disruptive Trading. Frequent or short-term transfers among subaccounts, such as those associated with “market timing” transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds’ investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures (“Disruptive Trading Procedures”). We employ various means to try to detect such transfer activity, such as periodically examining the number of “round trip” transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.
Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will be provided one warning in writing prior to imposition of any restrictions on transfers. If a “warned” contract owner engages in any further disruptive trading activities within the six-month period following a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). We will also require that the contract owner’s signature requests be notarized or signature guaranteed. If this restriction fails to limit further disruptive trading activities, we may additionally require a minimum time period between each transfer and refuse to execute future transfer requests that violate our Disruptive Trading Procedures. We currently do not, but may in the future, impose different restrictions, such as:
•	not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;

•	limiting the dollar or percentage of account value that may be transferred among the subaccounts at any one time; and
•	imposing a redemption fee on certain transfers.
Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner’s future transfers.
Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential contract owner engaged in disruptive trading activity, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on contract owners engaged in disruptive trading activity. In addition, the other insurance companies and/or retirement plans that invest in the Funds may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we also cannot guarantee that the Funds (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.
The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. We may not have the contractual authority or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. However, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who violate the disruptive trading policies established by the Fund.
Accordingly, to the extent permitted by applicable law, we reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund’s own policies and procedures on disruptive trading activities.
Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds’ ability to apply their respective disruptive trading policies and procedures. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.
In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.
Dollar Cost Averaging Program
What Is It? The Contract offers an optional transfer program called Dollar Cost Averaging (“DCA”). This program may not begin until at least 30 days after the contract date. This program allows you to reallocate money at monthly or quarterly intervals from a designated subaccount to one or more other subaccounts.

The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly or quarterly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.
If you choose to participate in the DCA Program, each month or quarter we will transfer amounts from the subaccount that you designate and allocate them, in accordance with your allocation instructions, to the subaccounts that you select, as described in “Minimum Amounts” below.
If you choose the Asset Allocation Program or the Rebalancing Program, or if you elect either a GMWB or a GMIB EXTRA, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.
Participating in the DCA Program. You can choose the DCA Program before the annuity date. You may elect the DCA Program in writing or, once we receive proper telephone authorization, by telephone. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.
Minimum Amounts. To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount from which the DCA transfers will be made. We determine the amount by multiplying the specified length of your DCA Program in months or quarters by your specified monthly or quarterly transfer amount. Amounts of $100 or more must be allotted for each transfer in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your designated subaccount drop below the selected monthly or quarterly transfer amount you will need to put more money in to continue the DCA Program.
When Do We Make DCA Transfers? You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 30 days (35 days in California if the premium(s) is required to be allocated to the Merrill Lynch Ready Assets Subaccount) after the contract date or the date we receive notice of your DCA election at our Service Center.
We’ll make subsequent DCA transfers on the same day of each succeeding month or quarter. You may change the frequency of the DCA transfer at any time. Currently, we don’t charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.
Asset Allocation Program
The following is a general description of the Asset Allocation Program. A complete description is available in the brochure for the Program.
General. We make available to contract owners an Asset Allocation Program, for which Roszel Advisors, LLC (“Roszel Advisors”) provides investment advice. Roszel Advisors is an investment adviser registered under the Investment Advisers Act of 1940. As compensation for its services, we currently pay Roszel Advisors 0.075% of the value of the assets in the Merrill Lynch Investor Choice Annuity® and IRA Annuity® products’ Asset Allocation Programs. We may alter the amount we pay, or cease paying, Roszel Advisors for these services at any time in our sole discretion. If you participate in the Asset Allocation Program, Roszel Advisors will serve as your investment adviser solely for the purposes of the development of the asset allocation models and periodic updates to the models. The Asset Allocation Program can be elected at issue or in writing or by proper telephone authorization at any time after issue. If you elect the Asset Allocation Program you must include all account value in the Program. There is no charge for participation in the Asset Allocation Program. We may perform certain administrative functions on behalf of Roszel Advisors; however, we are not registered as an investment adviser and are not providing any investment advice in making the Program available. Furthermore, your Financial Advisor is not providing any investment advice related to the Asset Allocation Program.

There is no assurance that investment returns will be better through participation in the Asset Allocation Program. Your Contract may still lose money and experience volatility.
Asset Allocation Models. Except as described below, a contract owner electing to participate in the Asset Allocation Program (a “Program participant”) will have his or her account value allocated according to one of the model portfolios developed by Roszel Advisors. There are currently six asset allocation models to choose from:
•    Conservative (formerly, Capital Preservation)
•    Moderately Conservative (formerly, Income)
•    Moderate (formerly, Income & Growth)
•    Moderately Aggressive (formerly, Growth)
•    Aggressive (formerly, Aggressive Growth)
•    All Equity Plus
When electing the Asset Allocation Program, Program participants must complete a standardized questionnaire. Based on the results of the questionnaire, one of the asset allocation models is matched to the Program participant based on his or her investment goals and risk tolerance. Each asset allocation model is intended for a specific type of investor, from aggressive to conservative. Each model identifies one or more specific subaccounts and the percentage of premium or account value allocated to each of those subaccount(s). The Program participant then selects from the available asset allocation models, and may select a model other than the model indicated by the questionnaire.
All of the asset allocation models except the All Equity Plus model may include subaccount(s) which invest in fixed income funds, the concentration and selection of which depends on the particular investment risk for that model. It is intended that the All Equity Plus model will not use any fixed income funds and thus may be more aggressive than the other models available. You should only select the All Equity Plus model if it is appropriate for your investment goals and risk tolerance.
Certain Asset Allocation Models may be used to satisfy the Allocation Guidelines and Restrictions required by certain guarantees. (See “Guaranteed Minimum Income Benefit EXTRA” or “Guaranteed Minimum Withdrawal Benefit.”)
Changes to the Composition of Asset Allocation Models. On a quarterly basis, Roszel Advisors reviews the asset allocation models and may adjust the composition of each model, which may include changes to the subaccount(s) in the model and/or the percentage allocations. Any adjustments become effective on the last business day of the calendar quarter.
If, as a result of such review, a change is made to an asset allocation model, Roszel Advisors will notify Program participants in advance of the change, and each Program participant will have the opportunity to reject the change. A Program participant who chooses to reject a model change creates his or her own portfolio (a “self-directed portfolio”). Roszel Advisors provides no investment advice related to the creation of a self-directed portfolio. Once a Program participant has rejected a change in a model, Roszel Advisors considers that Program participant to have rejected all future changes in the model and the Asset Allocation Program will be terminated. Therefore, a Program participant who rejects a model change and thereby creates a self-directed portfolio will not receive a periodic review of or changes to his or her portfolio, as would be provided by Roszel Advisors for the asset allocation models. In addition, those Program participants will no longer receive written materials from Roszel Advisors about the changes being made to the models. However, those Program participants can elect at any time to again participate in the Asset Allocation Program.
Contract owners who elect, either at issue or with respect to an existing Contract, to participate in the Asset Allocation Program within three weeks prior to the end of a calendar quarter will be provided with information regarding the composition of both the current asset allocation model, as well as any changes to the model which will become effective on the last day of the calendar quarter.

Initial Allocation to the Selected Asset Allocation Model. If you elect the Asset Allocation Program at the time you purchase a Contract, we will allocate your initial premium to the selected model on the contract date, unless your premium is required to be initially allocated to the Merrill Lynch Ready Assets Subaccount. If your premium is required to be initially allocated to the Merrill Lynch Ready Assets Subaccount, we will allocate your account value at the end of the 14-day period (35-day period in California if the premium(s) is required to be allocated to the Merrill Lynch Ready Assets Subaccount) in accordance with the asset allocation model that is in effect at that time. If you elect the Asset Allocation Program at any time after the contract date (and after any period that a premium is required to be allocated to the Merrill Lynch Ready Assets Subaccount, if applicable), we will reallocate your account value on the last business day of the calendar quarter in which we receive the information necessary to process the request in accordance with the selected model in effect at that time.
Quarterly Rebalancing. On the last business day of each calendar quarter, we automatically rebalance the account value to maintain the subaccount(s) and percentages for each Program participant’s selected asset allocation model. This quarterly rebalancing takes account of:
•	increases and decreases in account value in each subaccount due to subaccount performance,
•	increases and decreases in account value in each subaccount due to subaccount transfers, withdrawals (particularly if taken from specific subaccounts designated by the contract owner), and premium payments (particularly if allocated to specific subaccounts designated by the contract owner), and
•	any adjustments Roszel Advisors has made to the selected model.
The first quarterly rebalancing will occur at the end of the first calendar quarter following the later of the election date or the end of the period during which your premium is required to be initially allocated to the Merrill Lynch Ready Assets Subaccount, if applicable.
We will not automatically rebalance self-directed portfolios unless the contract owner elects the Rebalancing Program.
Allocation of Future Premiums. The asset allocation model that a Program participant selects will override any prior percentage allocations that the Program participant may have chosen and all future premiums will be allocated accordingly.
Other Information. At any time, a Program participant can request to change his or her selected model or the allocation of his or her account value among the subaccounts, or can elect to terminate the Asset Allocation Program. Roszel Advisors will contact Program participants at least annually to determine whether the Program participant’s financial situation or investment objectives have changed. In addition, when we notify Program participants quarterly of changes to the models, we also will instruct them to notify Roszel Advisors of any changes to their financial situation or investment objectives or if they wish to change their selected model or create a self-directed portfolio.
Funds selected by Roszel Advisors to be part of an asset allocation model may be advised or subadvised by Roszel Advisors or one of its affiliates. To the extent that Roszel Advisors includes such proprietary Funds in its models, Roszel Advisors and/or its affiliates will receive additional compensation from the advisory fees of the Funds. (See “Certain Payments We Receive With Regard to the Funds” for information on compensation with regard to proprietary Funds.) Although Roszel Advisors and its affiliates may benefit financially from the inclusion of proprietary Funds in the asset allocation models, Roszel Advisers does not take such benefits into account in selecting the Funds for the models. You should be aware of this potential financial benefit, however, if you elect to participate in the Asset Allocation Program.
For more information on Roszel Advisor’s role as investment adviser for Program participants, please see Roszel Advisor’s brochure from their Form ADV, the SEC investment adviser registration form, which will be delivered to contract owners at the time they apply for a Contract. Please contact us if you would like to receive a copy of this brochure. Program participants may also contact us at 1-800-535-5549 with questions about the Asset Allocation Program or the asset allocation models at any time.

Currently, we don’t charge for transfers under the Asset Allocation Program; they are in addition to the twelve annual transfers permitted without charge under the Contract. If you choose the DCA Program or the Rebalancing Program, you cannot also elect the Asset Allocation Program.
This Asset Allocation Program may be terminated or altered at any time by us with regard to existing Contracts or future Contracts, or both, for some or all classes of Contracts.
Rebalancing Program
Under the Rebalancing Program, we will allocate your premiums and rebalance your account value quarterly, semi-annually, or annually based on the rebalancing date you select and according to the subaccounts and percentages you select based on your investment goals and risk tolerance.
If you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. You select the rebalancing frequency and the date for the initial rebalancing within certain limitations. The date you select cannot be earlier than 30 days from the contract date. On the date you select and on each rebalancing date thereafter based on the rebalancing frequency you select, we automatically reallocate your account value to maintain the particular percentage allocation among the subaccounts that you have selected. If based on your selected date, rebalancing would occur on a date that is not a business day, the rebalancing will occur on the business day following your selected date. You may change the frequency of the Rebalancing Program at any time.
We perform this periodic rebalancing to take account of:
•	increases and decreases in account value in each subaccount due to subaccount performance, and
•	increases and decreases in account value in each subaccount due to withdrawals, transfers, and premium payments.
The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or, once we receive proper telephone authorization, by telephone. If you elect the Rebalancing Program, you must include all account value in the program. We allocate all premiums paid under the automatic investment feature and, unless you instruct us otherwise, all other premiums in accordance with the particular percentage allocation among the subaccounts that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don’t charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.
For self-directed portfolios, future premiums for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of the Program participant’s asset allocation model. Accordingly, Program participants with self-directed portfolios should consider providing specific allocation instructions with each premium payment or contacting us to update their default allocation instructions.
The Rebalancing Program in accordance with certain allocation parameters may be used to satisfy the Allocation Guidelines and Restrictions required by certain guarantees. (See “Guaranteed Minimum Income Benefit EXTRA” or “Guaranteed Minimum Withdrawal Benefit.”)
We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot also elect the Rebalancing Program.
Partial Withdrawals
When and How Partial Withdrawals are Made. Before the annuity date, you may make lump-sum withdrawals from the Contract. Under certain circumstances, you may make systematic withdrawals. (See “Partial Withdrawals – Systematic Withdrawal Program.”) Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured. (See “Features and Benefits of the Contract — Bonus Payment and Recapture” for more information on bonus recapture.) We don’t impose a surrender charge on withdrawals to the extent that they do not exceed the “free withdrawal amount” determined as of the date of the withdrawal request.

The “free withdrawal amount” equals the greater of (a) or (b), where:
(a) = the sum of: 10% of the amount of each premium subject to a surrender charge (not to exceed the amount of each premium that has not been previously withdrawn as of the beginning of the contract year); less any prior withdrawals during that contract year; and
(b) = the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge.

The gain in the Contract is determined as the excess, if any, of (b) over (a) where:
(a) = all premiums paid into the Contract less prior withdrawals of premiums, and
(b) = the contract value just prior to the withdrawal.

Any amount previously withdrawn from the Contract during that contract year will be taken into account in determining the “free withdrawal amount” available as of the date of the withdrawal request. For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. We do not currently recapture bonus amounts for withdrawals within the “free withdrawal amount.” Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis.
Withdrawals may be subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. Withdrawals from tax sheltered annuity Contracts are restricted. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals you request from a tax sheltered annuity Contract comply with applicable tax requirements before we process your request. (See “Federal Tax Matters.”)

Example. Assume that you pay an initial premium of $100,000 and a Class B Contract is issued on June 1, 2008. Assume that your account value equals $105,000 on November 1, 2008 due to positive investment performance. On that date, you withdraw $20,000. The “free withdrawal amount” equals $10,000 determined as the greater of (a) 10% of each premium subject to a surrender charge (not to exceed the premiums that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year (10% of $100,000 = $10,000); and (b) gain ($105,000 - $100,000 = $5,000). Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a surrender charge.
Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value. You may make a withdrawal request in writing to our Service Center or, once we’ve received a proper telephone authorization, by telephone, but only if the amount withdrawn is to be paid into an MLPF&S brokerage account or sent to the address of record. We will process your partial withdrawal as of the end of the valuation period during which we receive the necessary information. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See “Other Information – Notices and Elections” for additional information on potential delays applicable to telephone transactions.)
Minimum Amounts. The minimum amount that may be withdrawn is $100. Unless you have elected a GMWB or GMIB rider, we will not process a withdrawal which would reduce the surrender value below $5,000. We reserve the right to change these minimums.
What is the Systematic Withdrawal Program? The Contract offers an optional Systematic Withdrawal Program. This program may not begin until at least 30 days after the contract date (35 days in California). You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value.

The Systematic Withdrawal Program will end if the systematic withdrawals, when added to prior lump sum withdrawals from the contract in the same contract year, exceed the “Available Systematic Withdrawal Program Amount” described under “Program Amounts” below.
We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make changes to this program at any time.
Participating in the Systematic Withdrawal Program. You may choose the Systematic Withdrawal Program any time prior to the annuity date. You may elect the Systematic Withdrawal Program in writing or, once we receive proper telephone authorization, by telephone. You may change the payment date, frequency, payment amount, payment destination or cancel the Systematic Withdrawal Program at any time by notifying us in a form satisfactory to us. The payment destination for all the Systematic Withdrawal Program payments elected by telephone must be either your address of record or your MLPF&S brokerage account. You may also elect in writing to have the Systematic Withdrawal Program payments sent to your bank or other financial institution. You may elect a payment date, which can be any date from the 1st through the 28th day of the month. Your participation in the program will automatically end when your Contract reaches the annuity date.
Program Amounts. Each withdrawal must be for at least $100 and the remaining surrender value must be at least $5,000. We currently limit the total amount of these withdrawals in any contract year to:
•	10% of each premium paid into the Contract (but not more than the remaining premium in the Contract) that is subject to surrender charge, plus
•	100% of the remaining premiums in the Contract that are no longer subject to a surrender charge, less
•	any prior withdrawals from the Contract in that contract year.
Alternatively, you may select automatic withdrawals that correspond to values under certain riders (e.g., the Guaranteed Lifetime Amount, or a percentage of the GMIB EXTRA Roll-Up Base. Such automatic withdrawals may vary from year to year based on changes in the corresponding rider values. For more information, see “Death Benefit — GMDB Base — Greater of Maximum Anniversary Value and Roll-Up (GMIB Version),” “Guaranteed Minimum Income Benefit EXTRA,” and “Guaranteed Minimum Withdrawal Benefit.”
Surrenders
At any time before the annuity date you may surrender the Contract through a full withdrawal of the surrender value, subject to the following conditions.

   Surrenders

•	Any request to surrender the Contract must be in writing.
•	The Contract (or an affidavit of a lost Contract) must be delivered to our Service Center.
•	We will pay you an amount equal to the surrender value as of the end of the valuation period when we process the surrender which is equal to the account value minus any surrender charge (which varies according to the Class of the Contract), minus any recaptured bonus amount (for XC Class Contracts), minus any applicable contract fee, minus any uncollected ADB charge, minus any uncollected GMDB charge, minus any uncollected GMIB charge, or GMWB charge, and minus any applicable charge for premium taxes. (See “Charges, Deductions, and Credits.”)
•	We won’t impose a surrender charge on the “free withdrawal amount” determined as of the date of the surrender request. (See “Partial Withdrawals” for a discussion of the calculation of the “free withdrawal amount.”)
•	Surrenders may be subject to tax and, if made prior to age 59 1/2, may also be subject to a 10% federal penalty tax. Surrenders of tax sheltered annuities before age 59 1/2, death, disability, severance from employment, or hardship may be restricted unless proceeds are transferred to another tax sheltered annuity arrangement. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request from a tax sheltered annuity Contract comply with applicable tax requirements before we process your request. (See “Federal Income Taxes.”)

Surrender Charges by Class
•	B Class imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment.
•	L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment.
•	C Class imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following payment of each premium.
•	XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following each premium payment.

For more information on surrender charges, see “Charges, Deductions, and Credits – Surrender Charge.”
Death of Annuitant Prior to Annuity Date
If the annuitant dies before the annuity date, no new annuitant may be named and the death benefit will be paid to the beneficiary. If your sole beneficiary is your surviving spouse, he or she may instead elect to continue the Contract. (See “Spousal Beneficiary Continuation Option.”)
Death Benefit
Standard Death Benefit. The Contract provides a death benefit to the beneficiary if you die (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account or SEP IRA Account) before the annuity date. Unless you purchase an optional guaranteed minimum death benefit (“GMDB”), the standard death benefit equals the account value, less uncollected charges (and for XC Class Contracts, any bonus amount subject to recapture), on the death of the owner. (See “Features and Benefits of the Contract — Bonus Payment and Recapture” for more information on bonus recapture.) If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.
GMDB Options. For an additional charge, you may elect one of the GMDB options available under the Contract subject to the following age restrictions.

Your Age (or the Age of the
Annuitant, if the Owner is a IRA
Account, Roth IRA Account, SIMPLE
IRA Account, or SEP IRA Account)
on the Contract Date	Optional Death Benefit
Age 75 or under	• Maximum Anniversary Value GMDB

• Greater of Maximum Anniversary Value and Roll-Up GMDB (standard)

Age 80 or under	• Standard Return of Premium GMDB

• Return of Premium GMDB (GMWB version)

Age 45 or over and age 70 or under	• Return of Premium GMDB (GMIB version) (if you purchased your Contract prior to June 23, 2008)

Age 45 or over and age 75 or under	• Return of Premium GMDB (GMIB version) (if you purchased your Contract on or after June 23, 2008)

• Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)

If you purchase a GMDB under the B Class, L Class, or C Class Contracts, the death benefit equals the greater of the account value less uncollected charges or the GMDB Base (described below). However, if you purchase a GMDB under the XC Class Contract, the death benefit equals the greater of the account value, less uncollected charges and any bonus amounts subject to recapture on the death of the owner, or the GMDB Base.

(See “Features and Benefits of the Contract — Bonus Payment and Recapture” for more information on bonus recapture.) If a contract owner dies (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) within 90 days of the contract date, the GMDB Base is zero and no GMDB will be payable.
The GMDB options are:
•	Return of Premium GMDB (standard)

•	Return of Premium GMDB (GMIB version), available only if you elect GMIB EXTRA*(

•	Return of Premium GMDB (GMWB version), available only if you elect a GMWB*

•	Maximum Anniversary Value GMDB

•	Greater of Maximum Anniversary Value and Roll-Up GMDB

•	Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version), available only if you elect GMIB EXTRA**
Once you elect a GMDB option, you cannot change or cancel it. Although we currently permit a GMDB option to be elected at issue only, we reserve the right to permit contract owners to elect a GMDB after issue in the future. The GMDB, however, will terminate if you annuitize or surrender the Contract, upon death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the GMDB rider); or if the Contract otherwise terminates. In addition, if you elected a GMWB, the GMDB will terminate if an annuity date is set because your GMWB rider reaches settlement (see “Guaranteed Minimum Withdrawal Benefit”).
GMDB Base — Return of Premium (Standard Version). If you purchase the Return of Premium GMDB, the GMDB Base equals:

•	the premiums paid into the Contract less

•	“adjusted” withdrawals from the Contract.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) ÷ (b) where:
     (a) = GMDB Base and
     (b) = the account value.
Both (a) and (b) are calculated immediately prior to the withdrawal.

*	Only available to contract owners who purchased the Contract on or after January 12, 2007.

**	Only available to contract owners who purchased the Contract on or after June 23, 2008.

GMDB Base — Return of Premium (GMIB Version). If you purchase the Return of Premium GMDB (GMIB version), the GMDB Base equals:

•	the premiums paid into the Contract less

•	“adjusted” withdrawals from the Contract.

For this formula, the GMDB Base is reduced dollar-for-dollar for withdrawals up to 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base at the beginning of a contract year (known as the “dollar-for-dollar limit”). That is, the “adjusted” withdrawal is equal to the withdrawal amount. If a requested withdrawal during the contract year causes total withdrawals during the contract year to exceed the dollar-for-dollar limit, then the GMDB Base equals the current GMDB Base reduced by the “adjusted withdrawal” amount, which equals the requested withdrawal amount multiplied by (a) divided by (b) where:
     (a) = GMDB Base
     (b) = the account value.
Both (a) and (b) are calculated immediately prior to such withdrawal.

If you notify us in writing and we determine the Required Minimum Distribution (“RMD”) for your Contract is greater than 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base at the beginning of the contract year, then the adjustment factor is 1.0 for such withdrawal provided the total number of withdrawals from any subaccounts, during the contract year, including the amount of the requested withdrawal, does not exceed the RMD for your Contract. See “Required Minimum Distributions” later in this Prospectus.
Please note that the Return of Premium GMDB (GMIB version) differs from the standard Return of Premium GMDB in the following ways:
•	The GMDB Base is reduced dollar-for-dollar for withdrawals up to the dollar-for-dollar limit. Only if a requested withdrawal during the contract year causes total withdrawals during the contract year to exceed the dollar-for-dollar limit, will the GMDB Base then equal the current GMDB Base reduced pro rata.

•	If a permissible owner/annuitant change is made (other than as a result of spousal continuation, or if ownership is transferred from an individual to a trust/entity with the same tax identification and vice versa), then the Return of Premium GMDB Base (GMIB version) will be reset to equal the current contract value, if lower.

•	The Return of Premium GMDB (GMIB version) will terminate if the GMIB EXTRA rider terminates (for a reason other than surpassing the GMIB EXTRA last exercise date), the GMIB EXTRA rider is exercised, or the Contract reaches maturity. Please note: If the GMIB EXTRA rider terminates because the last exercise date has passed, in order to continue the Return of Premium GMDB (GMIB version) rider, you must continue to comply with the Allocation Guidelines and Restrictions (see “Allocation Guidelines and Restrictions” under “Guaranteed Minimum Income Benefit EXTRA”).

•	The Return of Premium GMDB (GMIB version) is only available if you elected the GMIB EXTRA (See “Guaranteed Minimum Income Benefit EXTRA” for age restrictions).

•	If you must take Required Minimum Distributions from your Contract, please see “Required Minimum Distributions,” under “Guaranteed Minimum Income Benefit EXTRA,” later in this Prospectus.
GMDB Base — Return of Premium (GMWB Version). If you purchase the Return of Premium GMDB (GMWB version), the GMDB Base is reduced dollar-for-dollar for withdrawals in any contract year up to the current Guaranteed Lifetime Amount. As stated in the section “Guaranteed Minimum Withdrawal Benefit”, the Guaranteed Lifetime Amount is determined by multiplying the GMWB Base by the Lifetime Income Percentage based on the (younger) annuitant’s age at the time of the first withdrawal on or after the date the GMWB rider becomes effective (and may later be re-determined as a result of step-ups).

If a withdrawal causes total withdrawals for that contract year to exceed the Guaranteed Lifetime Amount, the GMDB Base equals the lesser of the account value after the excess withdrawal or the GMDB Base reduced by the withdrawal amount. The GMDB Base is not permitted to exceed the GMWB Base; therefore, if the resulting GMDB Base is higher than your GMWB Base, we will reset your GMDB Base to equal your GMWB Base. (See “GMWB Base” later in this Prospectus for a discussion on how the GMWB Base is calculated).
If a permissible annuitant change is made (other than as a result of spousal continuation or ownership is transferred from an individual to a trust/entity with the same tax identification and vice versa), then the GMDB Base will be reset to equal the current contract value, if lower.
Please note that the Return of Premium GMDB (GMWB version) differs from the standard Return of Premium GMDB in the following ways:
•	The Return of Premium GMDB (GMWB Version) is only available if you purchased your Contract on or after January 12, 2007.

•	The GMDB Base is reduced dollar-for-dollar for withdrawals in any contract year up to the current Guaranteed Lifetime Amount, whereas all withdrawals under the standard Return of Premium GMDB reduce the GMDB Base proportionately.

•	If a withdrawal causes total withdrawals for that contract year to exceed the Guaranteed Lifetime Amount, the GMDB Base equals the lesser of the account value after the excess withdrawal or the GMDB Base reduced by the withdrawal amount.

•	The GMDB Base is not permitted to exceed the GMWB Base; therefore, if the resulting GMDB Base is higher than your GMWB Base, we will reset your GMDB Base to equal your GMWB Base.
GMDB Base – Maximum Anniversary Value. If you purchase the Maximum Anniversary Value GMDB, the GMDB Base equals the greatest of the anniversary values.
An anniversary value is equal to the contract value on the contract date or on a contract anniversary increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary. “Adjusted withdrawals” are calculated according to the formula used for the Return of Premium GMDB Base, as described above in the “GMDB Base – Return of Premium (Standard Version)” section.
We will calculate an anniversary value on the contract date and for each contract anniversary thereafter through the earlier of the contract anniversary on or following your 80th birthday or the anniversary on or prior to your date of death. If an owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, we will use the annuitant’s 80th birthday or the anniversary value on or prior to the annuitant’s date of death.

For an example of the calculation of the Maximum Anniversary Value GMDB, see Appendix B.
GMDB Base – Greater of Maximum Anniversary Value and Roll-Up (Standard Version). If you purchase the Greater of Maximum Anniversary Value and Roll-Up GMDB, the GMDB Base is the greater of:
•	the GMDB Maximum Anniversary Value Base; or

•	the GMDB Roll-Up Base.
The GMDB Maximum Anniversary Value Base is calculated as discussed above and all of the applicable limitations apply.
GMDB Base – Roll-Up. The GMDB Roll-Up Base equals the sum of GMDB Roll-Up Base A and GMDB Roll-Up Base B. Dividing the GMDB Roll-Up Base into these components allows us to apply different rates of interest to the GMDB Roll-Up Base associated with certain subaccounts (called “Restricted Subaccounts”).

The Restricted Subaccounts currently include the Merrill Lynch Ready Assets Subaccount, the Eaton Vance Floating-Rate Subaccount, and the JPMorgan Multi-Cap Market Neutral Subaccount.
GMDB Roll-Up Base A: GMDB Roll-Up Base A is equal to:
•	the initial premium allocated to subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5% (3% for Contracts issued in Washington), plus

•	subsequent premiums allocated to and account value transferred into subaccounts other than the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 5% (3% for Contracts issued in Washington), less

•	all “adjusted” withdrawals (as defined in the box below) and all transfers from subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 5% (3% for Contracts issued in Washington).
The GMDB Roll-Up Base A will not be less than zero.

“Adjusted” withdrawals: If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% (3% for Contracts issued in Washington), times the GMDB Roll-Up Base A as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMDB Roll-Up Base A on a dollar-for-dollar basis.
If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% (3% for Contracts issued in Washington), times the GMDB Roll-Up Base A as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:
     (a) = GMDB Roll-Up Base A and
     (b) = the account value in all subaccounts other than the Restricted Subaccounts.
Both (a) and (b) are calculated immediately prior to the withdrawal.
GMDB Roll-Up Base B: GMDB Roll-Up Base B is equal to:
•	the initial premium allocated to the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 3%, plus

•	subsequent premiums allocated to and account value transferred into the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 3%, less

•	all “adjusted” withdrawals (as defined in the box below) and all transfers from the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 3%.

The GMDB Roll-Up Base B will not be less than zero.

“Adjusted” withdrawals: If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMDB Roll-Up Base B as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMDB Roll-Up Base B on a dollar-for-dollar basis.
If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMDB Roll-Up Base B as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:
     (a) = GMDB Roll-Up Base B and
     (b) = the account value in the Restricted Subaccounts.
Both (a) and (b) are calculated immediately prior to the withdrawal.
The period during which the interest will accrue for purposes of calculating the GMDB Roll-Up Base A or GMDB Roll-Up Base B is limited. Interest accrues until the earliest of:
1.	The 20th contract anniversary;

2.	The contract anniversary on or following the owner’s (or the annuitant’s, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) 80th birthday;

3.	The date of death of the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account).

For an example of the calculation of the Greater of Maximum Anniversary Value and Roll-Up GMDB, see Appendix D.
GMDB Base — Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB Version).** (The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) is only available if you elect the GMIB EXTRA. See “Guaranteed Minimum Income Benefit EXTRA” later in this prospectus. In addition, under this rider, the owner must be the annuitant and only spouses may be joint annuitants. You must be no less than 45 years old, but no more than 75 years old to elect this rider.
If you purchase the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version), the GMDB Base equals the greater of:
•	The GMDB Maximum Anniversary Value Base; or

•	The GMDB Roll-Up Base.
The GMDB Maximum Anniversary Value Base is calculated as discussed above in the “GMDB Base — Maximum Anniversary Value” section with the following exception:
•	We will calculate an anniversary value on the contract date and for each contract anniversary thereafter through the earlier of the contract anniversary on or following your 85th birthday or the anniversary on or prior to your date of death. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, we will use the annuitant’s 85th birthday or the anniversary on or prior to the annuitant’s date of death.

**	Only available to contract owners who purchased the Contract on or after June 23, 2008.

The GMDB Roll-Up Base is equal to:
•	the initial premium (all premiums prior to the first quarterversary are treated as initial premiums) allocated to subaccounts, with interest compounded daily from the contract date at an annual rate of 6%; plus

•	subsequent premiums received after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment at an annual rate of 6%; less

•	all “adjusted” withdrawals (as defined in the box below) with interest compounded daily from the contract anniversary on or following each withdrawal at an annual rate of 6%.

“Adjusted” withdrawals: If the total of all withdrawals during the contract year, including the amount of the requested withdrawal, is less than or equal to 6% times the GMDB Roll-Up Base as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMDB Roll-Up Base on a dollar-for-dollar basis.
If the total of all withdrawals including the requested withdrawal is greater than 6% times the GMDB Roll-Up Base as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:
     (a) = GMDB Roll-Up Base and
     (b) = the account value in all subaccounts
Both (a) and (b) are calculated immediately prior to the withdrawal.
•	The period during which interest will accrue for purposes of calculating the GMDB Roll-Up Base is limited. Interest accrues until the earlier of (1) the contract anniversary on or following the owner’s (or the annuitant’s, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) 85th birthday; and (2) the date of death of the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account).
Optional Reset: Under the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) rider, on each contract anniversary up to and including the contract anniversary on or following the oldest annuitant’s 75th birthday, you can request that the GMDB Roll-Up Base be reset on such anniversary to equal the GMDB MAV Base, if higher. Your request must be by written notification to our Service Center and must be received no later than 30 days following such anniversary. Please note that by writing to our Service Center you may elect to receive automatic annual resets on each contract anniversary if the GMDB MAV Base on that anniversary exceeds the GMDB Roll-Up Base. Automatic annual resets continue until the earlier of (a) the 7th contract anniversary or (b) the contract anniversary on or following the oldest annuitant’s 75th birthday. You have the right to opt out of receiving the automatic annual resets at any time by submitting written notice to our Service Center. The GMDB Roll-Up Base and the GMIB EXTRA Roll-Up Base must reset at the same time. See “Optional Reset” under “Guaranteed Minimum Income Benefit EXTRA”.
Systematic Withdrawal Program: Under the Systematic Withdrawal Program, you may elect systematic withdrawals equal annually to 6% of the GMDB Roll-Up Base as of the beginning of the contract year divided by the requested frequency of the systematic withdrawals. If you elect the Systematic Withdrawal Program during a contract year, the systematic withdrawals will equal 6% of the GMDB Roll-Up Base as of the beginning of the contract year divided by the number of remaining systematic withdrawals in the contract year. In the following contract year, if the GMDB Roll-Up Base increases or decreases, then we will automatically increase or decrease the systematic withdrawals to be equal to 6% of the GMDB Roll-Up Base as of the beginning of that contract year divided by the requested frequency of the systematic withdrawals. If you take withdrawals outside the program during the contract year, we will decrease any subsequent systematic withdrawals to equal the remaining systematic withdrawal amount divided by the number of systematic withdrawals remaining in the contract year. If you take withdrawals outside the program that cause the systematic withdrawals to be less than $100, then we will terminate the Systematic Withdrawal Program. We also reserve the right to terminate the Systematic Withdrawal Program if you take any withdrawals outside the program.

All withdrawals, regardless of whether they are taken inside or outside of the Systematic Withdrawal Program, will reduce the GMDB Roll-Up Base as described in the shaded box above entitled “Adjusted withdrawals.” For more information on the Systematic Withdrawal Program, see “Partial Withdrawals — Systematic Withdrawal Program.”
The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) rider will terminate if the GMIB EXTRA rider terminates (for a reason other than surpassing the GMIB EXTRA last exercise date), the GMIB EXTRA rider is exercised, or the Contract reaches maturity. Please note: If the GMIB EXTRA rider terminates because the last exercise date has passed, in order to continue the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) rider, you must continue to comply with the Allocation Guidelines and Restrictions. (See “Allocation Guidelines and Restrictions” under “Guaranteed Minimum Income Benefit EXTRA.”)
GMDB Limitation. If a contract owner dies (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) within 90 days of the contract date, the GMDB Base is zero and no GMDB will be payable.
GMDB Charge. We deduct a charge for the selected GMDB option that compensates us for the costs and risks we assume in providing the GMDB benefit. (See “Charges, Deductions, and Credits — GMDB Charge.”)
Additional Death Benefit
You may elect the Additional Death Benefit (“ADB”) for an additional charge. The ADB may provide coverage in addition to that provided by your death benefit. The ADB is designed to help offset expenses, including income taxes, attributable to payment of the death benefit. The ADB, like the death benefit payable under the Contract, is subject to federal income taxes. You cannot elect the ADB if you (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are age 76 or older on the contract date. Once you elect the ADB, you cannot cancel it. The ADB, however, will terminate if you annuitize or surrender the Contract, upon death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the ADB rider), or if the Contract otherwise terminates.
The ADB effective date is the contract date unless an eligible spousal beneficiary continues the Contract under the Spousal Beneficiary Continuation Option and the rider remains in effect. In that case, the ADB effective date is the spousal continuation date. See “Spousal Beneficiary Continuation Option.”
The amount of the ADB depends upon the amount of gain in your Contract since the ADB effective date. Because withdrawals and poor investment performance of the Funds will reduce the amount of gain in your Contract, they will reduce the value of the ADB. It is possible that the ADB may not have any value.
The ADB is not available in Washington.
The ADB is equal to the lesser of:
•	the ADB Gain multiplied by the ADB Gain Factor; and

•	the ADB Cap multiplied by the ADB Cap Factor.
The ADB will be determined as of the date we receive due proof of death of the owner (or the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) at our Service Center. Any ADB will increase the death benefit otherwise payable under the Contract. If the Contract has more than one beneficiary, the ADB will be determined separately for each beneficiary as of the date we receive due proof of death from each such beneficiary. For purposes of this calculation, the following definitions apply:

ADB Gain: Account value less uncollected charges and bonus amounts subject to recapture upon death less ADB premiums, but not less than zero.
ADB Gain Factor: If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) was under age 70 on the ADB effective date, the ADB Gain Factor is 45%. If the owner (or annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) was age 70 or older on the ADB effective date, the ADB Gain Factor is 30%.

“ADB premiums” are equal to (a) — (b) where:
(a)	=	the premiums paid into the Contract;
(b)	=	prior withdrawals in excess of the ADB Gain after the contract date.
For purposes of this calculation, the ADB Gain is assumed to be withdrawn first.

ADB Cap: ADB premiums less any premiums paid within six months prior to the owner’s (or the annuitant’s, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) date of death and less any premiums paid after the date of death and prior to the date we receive due proof of death.
ADB Cap Factor: If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) was under age 70 on the ADB effective date, the ADB Cap Factor is 45%. If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) was age 70 or older on the ADB effective date, the ADB Cap Factor is 30%.
ADB Limitation. If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) dies within 90 days of the ADB effective date, we will not pay the ADB.
ADB Charge. We deduct a charge for the ADB that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – ADB Charge.”)

For an example of the calculation of ADB, see Appendix E.
Payment of Death Benefit
Unless you have provided otherwise, the death benefit will be paid to, or in equal shares to:
a.	The primary beneficiary who survives you (or who survives the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account); or, if no primary beneficiary survives you,

b.	The contingent beneficiary who survives you (or who survives the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account); or, if no contingent beneficiary survives you,

c.	Your estate.
If a beneficiary survives you, but dies before the death benefit is paid, the heirs or estate of such beneficiary are entitled to the death benefit that would otherwise have been paid to such beneficiary.
The beneficiary must receive his or her respective death benefit under one of the following payment options unless an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option. See “Spousal Beneficiary Continuation Option”.

Death Benefit Options	• Option 1: payment of the death benefit in a lump sum within five years of the date of such owner’s death; or
• Option 2: payment of the entire death benefit within five years of the date of such owner’s death; or

•       Option 3: payment of the death benefit under an annuity option over the lifetime of such beneficiary, or over a period that does not exceed the life expectancy, as defined by Internal Revenue Service regulations, of such beneficiary, with payments starting within one year of the date of death of such owner. This option is not available if the beneficiary is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account.

We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. Beneficiaries continue to bear the investment risk that the account value will increase or decrease until such time as they submit due proof of death. If we haven’t received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received, provided our records reflect the name, current address, and social security or tax identification number of the beneficiary. We will then pay the death benefit in a lump sum, unless there is a spousal beneficiary, in which case we will automatically continue the Contract under the spousal beneficiary continuation plan.
In addition, for multiple beneficiaries, generally we will not pay any remaining beneficiary his or her share of the death benefit until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that the account value will increase or decrease until such time as they submit due proof of death. However, if we have on file the name, current address, and social security or tax identification number of a beneficiary who has not provided due proof of death, we will pay that beneficiary his or her share of the death benefit in a lump sum within 60 days following our receipt of a certified death certificate from any source (or until such time as the beneficiary submits due proof of death, if sooner).
If the age of the owner (or an annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) is misstated, any death benefit will be adjusted to reflect the correct age.
Unless instructed otherwise, in writing, we will withhold the mandatory 10% federal withholding tax, and state tax, if applicable. Generally, death benefit proceeds may be taxable to the extent of gain. (See “Federal Tax Matters — Taxation of Death Benefit Proceeds.”)

The payment of the death benefit is subject to our financial strength and claims-paying ability.
Spousal Beneficiary Continuation Option
If you die before the annuity date and your beneficiary is an eligible spousal beneficiary, your spouse may elect to continue the Contract. To be an eligible spousal beneficiary, the spouse must not have been older than age 80 on the contract date. If your spouse has not chosen a death benefit payment option by the end of the 60 day period following our receipt of a certified death certificate, we will continue the Contract under the spousal beneficiary continuation option. The “spousal continuation date” is the date on which the eligible spousal beneficiary provides all of the information required to continue the Contract or the date the spousal beneficiary continuation option is automatically applied.
Your spouse becomes the contract owner and the beneficiary until he or she names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the account value less uncollected charges as of the spousal continuation date, we will increase the account value of the continued Contract to equal the death benefit we would have paid to the surviving spouse.

On the spousal continuation date, any increase will be allocated to subaccounts based on the ratio of account value in each subaccount to the account value prior to the increase. The GMDB or the ADB option will continue unless on the spousal continuation date your spouse is:

Over age 75	• Maximum Anniversary Value GMDB

• Greater of Maximum Anniversary Value and Roll-Up GMDB (standard)

• ADB

Over age 80	• Return of Premium GMDB (standard)

• Return of Premium GMDB (GMWB version);

Under age 45 or over age 70	• Return of Premium GMDB (GMIB version) (if you purchased your Contract prior to June 23, 2008)

Under age 45 or over age 75	• Return of Premium GMDB (GMIB version) (if you purchased your Contract on or after June 23, 2008)

• Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)
If the ADB continues, we will make the following adjustments to the ADB:
•	The ADB effective date will be reset to spousal continuation date.

•	The ADB Gain Factor and the ADB Cap Factor will be based on the age of the spouse (and the oldest of all owners since the ADB effective date.)

•	The ADB premiums will be equal to the account value (less uncollected charges) on the spousal continuation date increased by premiums paid after that date and decreased by withdrawals in excess of the ADB Gain after that date.
The GMIB rider will continue unless the annuitant is changed on the spousal continuation date and the new annuitant was over age 75 on the contract date. (See “Guaranteed Minimum Income Benefit,” later in this Prospectus.)
The GMIB EXTRA rider will continue unless the annuitant is changed on the spousal continuation date and the new annuitant was under age 45 or over age 75 (age 70 if you purchased your Contract prior to June 23, 2008) on the contract date. (See “Guaranteed Minimum Income Benefit EXTRA,” later in this Prospectus.)
The GMWB rider may continue if an eligible spousal beneficiary is at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) on the spousal continuation date (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008). (See “Guaranteed Minimum Withdrawal Benefit — Spousal Continuation,” later in this Prospectus.)
Spousal continuation does not satisfy the minimum required distribution rules for tax sheltered annuities. Therefore, if a spouse chooses to continue a tax sheltered annuity contract, he or she will be required to take minimum required distributions in order to avoid federal tax penalties.
Payments to Contract Owners
We’ll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules or regulations.

We may suspend or defer payments in the event that:
a.	the New York Stock Exchange is closed;

b.	trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

c.	the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Separate Account or to determine the value of the Separate Account’s assets;

d.	the Securities and Exchange Commission by order so permits for the protection of security holders; or

e.	the payment is derived from a check used to make a premium payment which has not cleared through the banking system.
Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner’s ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.
Contract Changes

Changes to the Contract
•       Requests to change the beneficiary or annuity date of a Contract (if permitted and acceptable to us) will take effect as of the date we receive such a request, unless we have already acted in reliance on the prior status.

• We are not responsible for the validity of such a request.
• Only our President, Vice President, Secretary, or Assistant Secretary may change this Contract. No one else has authority to modify or waive any provision of the Contract.
• Any change must be in writing, signed, and received at our Service Center.
• At any time, we may make such changes to the Contract, without your consent as required to make it conform with any law, regulation, or ruling issued by a government agency.
• We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority and you.
Annuity Payments
We’ll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. You may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant’s 95th birthday. If you do not select an annuity date, the annuity date is the maturity date. You may change the annuity date at any time before the maturity date. For all Contracts, the annuity date must be at least twelve months after the contract date.
Keep in mind that you may need to take distributions or annuitize at age 70 1/2 to meet Federal Required Minimum Distributions under a Contract. Until the annuity date, the account value will fluctuate.
Generally, the annuity date for IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, and tax sheltered annuities is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, and tax sheltered annuity Contracts to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet Federal Required Minimum Distributions.
Contract owners may select from a variety of fixed annuity payment options that we make available from those outlined below in “Annuity Options.” If you don’t choose an annuity option, we’ll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. We reserve the right to change the default annuity payment option at our discretion. You may change the annuity option before the annuity date.

An option not set forth in this Prospectus may be chosen if it is acceptable to us. We reserve the right to limit annuity options available to IRA Contract owners, Roth IRA Contract owners, SEP IRA Contract owners, and tax sheltered annuity Contract owners to comply with the IRC or regulations under it. Although we currently do not permit partial annuitization, we reserve the right to permit it in the future.
We calculate your annuity payments as of the annuity date, not the date when the completed annuitization request form is received at the Service Center in good order. Until the annuity date, your account value will fluctuate in accordance with the performance of the investment options you have selected. After the annuity date, your Contract does not participate in the performance of the Separate Account. On the annuity date, the annuity value will be transferred to our general account and will be applied to the annuity option at the current payout rates, which we will furnish at your request. We determine the dollar amount of annuity payments by applying your annuity value (which equals your account value, less any uncollected GMDB charge, ADB charge, GMIB charge, or GMWB charge, less any surrender charge unless prohibited by your state, and any applicable Contract fee, and any applicable premium taxes) on the annuity date to our then current annuity payout rates. Payout rates show the amount of periodic payment that a $1,000 value buys. These rates are based on the annuitant’s age and sex (where permitted) and payment options and payment frequency at the time payments begin.
The payout rates cannot be less than the guaranteed payout rates which are based on the annuitant’s “adjusted age”, the guaranteed mortality table (if applicable), and the guaranteed interest rate.
The guaranteed interest rates will never be less than 1% per year. The interest rate is indexed and is determined as follows: for each calendar quarter the interest rate is equal to the average of 5-year constant maturity treasury rates as reported by the Federal Reserve over a consecutive 12 month period ending the second month of the previous calendar quarter, rounded to the nearest one-twentieth of 1%, less 1.25%.
You may choose to receive payments at any payment interval which we make available, but not less frequently than once per year. In most states, if the annuity value on the annuity date is less than $2,000, we will pay the annuity value in a lump sum. If any annuity payment would be less than $20, we may change the frequency of payments so that all payments will be at least $20. If after the change in frequency, the annual payment is less than $20, we will pay the annuity value in a lump sum. Unless you tell us differently, we’ll make annuity payments directly to your MLPF&S brokerage account. For IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, and SEP IRA Accounts, we will make annuity payments directly to the Account.
Evidence of Survival. We may require proof that any person on whose continued life any payments are based is alive. We reserve the right to withhold or discontinue payments until we receive proof, in a form satisfactory to us, that such person is living.
Gender-Based Annuity Purchase Rates. Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. However, in Montana, which has adopted regulations prohibiting gender-based rates, blended unisex annuity purchase rates will be applied to both male and female annuitants. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates. The SEP IRA Contract uses unisex annuity purchase rates.
Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based payout rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex payout rates.
Misstatement of Age or Sex. We may require proof at any time, in a form satisfactory to us, of the age or sex of any annuitant, owner or beneficiary if any payments and benefits under the Contract are based on such person’s age and sex. If the age or sex of any such person has been misstated, any payments and benefits will be adjusted based on the correct age and sex of such person.
Once annuity payments have begun, any amount we have overpaid as a result of such misstatement will be deducted from the next payment(s) made by us under the Contract. Any amount we have underpaid will be paid in full with the next payment made by us. We may pay interest on the underpayment at the rate required by the law of your state.

Annuity Options
The following fixed annuity payment options may be available. We may in the future offer more or fewer options. You may choose another option that is not set forth in this Prospectus if it is acceptable to us. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. Please note that annuity options without a life contingency (e.g., payments of a fixed amount or for a fixed period) may not satisfy required minimum distribution rules. Consult a tax advisor before electing one of these options.
Death of Owner During the Annuity Period. If the owner (or the annuitant, if the owner is a non-natural person) dies during the annuity period, any remaining payments under the annuity option in effect will continue to be made at least as rapidly as under the distribution method in effect as of such owner’s death.
Death of Annuitant During the Annuity Period. If the annuitant under an Annuity Option, or the last surviving joint annuitant under a Joint and Survivor Annuity Option, dies while any guaranteed amounts remain unpaid, the beneficiary may choose either:
(a)	to receive payments for the remainder of the period guaranteed; or

(b)	to receive the present value of the remaining guaranteed payments in a lump sum.
The interest rate used to calculate any present value is the interest rate we used on the annuity date to compute the amount of the annuity payments.
How We Determine Present Value of Future
Guaranteed Annuity Payments

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

Payments of a Fixed Amount	We will make equal payments in an amount you choose until the sum of all payments equals the annuity value applied, increased for interest credited. The amount you choose must provide at least ten years of payments. These payments don’t depend on the annuitant’s life. If the annuitant dies before the guaranteed amount has been paid, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Payments for a Fixed Period	We will make equal payments for a period you select of at least ten years. These payments don’t depend on the annuitant’s life. If the annuitant dies before the end of the period, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Life Annuity*	We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant’s death.

Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years	We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for 5, 10, 15, or 20 years. If the annuitant dies before the guarantee period ends, the beneficiary may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Life Annuity With Guaranteed Return of Annuity Value	We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the annuity value applied. If the annuitant dies while guaranteed amounts remain unpaid, the beneficiary may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum.

Joint and Survivor Life Annuity*	We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

*	These options are “pure” life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

Joint and Survivor Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years	We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for 5, 10, 15, or 20 years. If the annuitant and the designated second person die before the end of the period, the beneficiary may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If you die while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

Individual Retirement Account Annuity	This annuity option is available only to IRA Contract owners, Roth IRA Contract owners, and SEP IRA Contract owners. Payments will be made annually based on either (a) the life expectancy of the annuitant; (b) the joint life expectancy of the annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. Each subsequent payment will be made on the anniversary of the annuity date. Interest will be credited at our current rate for this option. On the death of the measuring life or lives prior to full distribution of the remaining value, we will pay that value to the beneficiary in a lump sum.
Guaranteed Minimum Income Benefit Riders
The Guaranteed Minimum Income Benefit (“GMIB”) and the GMIB EXTRA**( are optional riders that offer you the future ability to receive guaranteed minimum monthly fixed payments if you annuitize under certain terms and conditions of the rider. For a comparison of the significant differences between the two benefit riders, see Appendix J. For a detailed discussion of the GMIB and GMIB EXTRA, see “Guaranteed Minimum Income Benefit” and “Guaranteed Minimum Income Benefit EXTRA” below.

**	If you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available to you.

Guaranteed Minimum Income Benefit
General. If you are concerned that poor subaccount investment performance may adversely affect the annuity value on which your annuity payments will be based, we offer the optional GMIB rider for an additional charge. The GMIB provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider. If you elect the GMIB rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. You may never need to rely upon the GMIB rider, which should be viewed as a payment “floor.” You must annuitize under the terms and conditions of the GMIB rider to obtain any benefit from the GMIB. If you do not annuitize under the GMIB rider, the fees collected for this benefit will not be refunded even if you do not annuitize under this rider. There is a waiting period of 10 years from the contract date before you can annuitize under the GMIB rider. If you elect GMIB, you cannot elect any GMWB option or the GMIB EXTRA rider.
For an example of the GMIB, please see Appendix E.

Because of the 10-year waiting period, you should
not purchase the GMIB rider if you are over
age 60 at issue and may need to annuitize the
Contract at age 70 1/2 to meet Required Minimum
Distributions for IRAs, SEP IRAs, and tax
sheltered annuities.
If you decide that you want the protection offered by the GMIB rider, you must elect it at issue. For payment of any GMIB benefit under a joint and survivor life annuity, you will be asked to designate a second person, referred to as the joint annuitant. You cannot elect the GMIB rider if the annuitant or joint annuitant is older than age 75 on the contract date. You may not cancel the GMIB rider once elected. The GMIB rider will terminate upon full surrender, annuitization (under the Contract or GMIB rider), expiration of the last exercise period, death, or termination of the Contract. The GMIB rider will also terminate if the annuitant or joint annuitant is changed and the new annuitant or joint annuitant was older than age 75 on the contract date. However, the GMIB rider will not terminate at death if an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option, unless the annuitant is also changed and the new annuitant was older than age 75 on the contract date. If there is a change of annuitant and the rider continues, the last exercise date may be reset to an earlier date. The GMIB rider currently may not be available in every state. Please see Appendix I.

Important Information About the GMIB Rider:
•	We will not refund the GMIB charges, even if you do not annuitize under the GMIB rider.

•	There is a 10-year waiting period before you can annuitize under the GMIB rider.

•	You must elect the GMIB rider at issue.

•	Once you elect the GMIB rider, you cannot cancel it.

•	You cannot elect the GMIB rider if the annuitant or the joint annuitant (if any) are older than age 75 on the contract date.

•	If you elect the GMIB rider, we may in the future require you to use our quarterly rebalancing program and comply with investment allocation restrictions and guidelines. These restrictions and guidelines are further discussed later in this Prospectus. If you do not comply with the restrictions and guidelines within a certain timeframe, we may charge you more for the benefit.
How We Determine the Amount of Your Minimum Guaranteed Income. If you elect the GMIB rider, we determine the amount of minimum income available to you on the date you exercise the GMIB rider by applying the GMIB Base (less applicable premium taxes) to the GMIB Annuity Option Payout Rates (“GMIB rates”) for the annuity option you select.

The GMIB Base is only used to calculate the GMIB, and does not establish or guarantee an account value, cash value, minimum death benefit, or a minimum return for any subaccount.
Because the GMIB rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. The payout rates may differ between the GMIB and the GMIB EXTRA. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB rider as a payment “floor.” Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex (where permissible) and ages of the annuitant and any joint annuitant.
GMIB Base. The GMIB Base equals the greater of the GMIB MAV Base and the GMIB Roll-Up Base.
GMIB MAV Base. The GMIB MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) ÷ (b) where:
     (a) = GMIB MAV Base and
     (b) = the account value.
Both (a) and (b) are calculated immediately prior to the withdrawal.
We will calculate an anniversary value on the contract date and on each contract anniversary thereafter through the earlier of the contract anniversary on or following the annuitant’s 80th birthday (or the joint annuitant’s 80th birthday if earlier) and the date you exercise your GMIB. Changes in the annuitant may cause the rider to terminate. If the rider continues in effect, changes in the annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating the anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.
GMIB Roll-Up Base. The GMIB Roll-Up Base equals the sum of GMIB Roll-Up Base A and GMIB Roll-Up Base B. Dividing the GMIB Roll-Up Base into these components allows us to apply different rates of interest to the GMIB Roll-Up Base associated with certain subaccounts (called “Restricted Subaccounts.”). The Restricted Subaccounts currently include the Merrill Lynch Ready Assets Subaccount, the Eaton Vance Floating-Rate Subaccount, and the JPMorgan Multi-Cap Market Neutral Subaccount.
For contract owners who purchased the Contract on or after January 12, 2007:
  GMIB Roll-Up Base A: GMIB Roll-Up Base A is equal to:
•	the initial premium on the contract date plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary, allocated to the subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5%; plus

•	subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal, allocated to any subaccounts other than the Restricted Subaccounts, plus all amounts transferred into any subaccounts other than Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment or transfer at an annual rate of 5%; less

•	all “adjusted” withdrawals (as defined in the box below) from, and all amounts transferred from, any subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal or transfer at an annual rate of 5%.
  The GMIB Roll-Up Base A will not be less than zero.
For contract owners who purchased the Contract prior to January 12, 2007:
The GMIB Roll-Up Base A is calculated as above, except that any subsequent premium payments you make after the initial premium, even if made before the earlier of the first quarterversary and the first withdrawal, will be credited at an annual rate of 5% interest only on or after the contract anniversary occurring after each such premium payment. That is, subsequent premiums are not considered “initial premium” for purposes of interest accrual.

“Adjusted” withdrawals: If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB Roll-Up Base A on a dollar-for-dollar basis.
If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:
     (a) = GMIB Roll-Up Base A and
     (b) = the account value in all subaccounts other than the Restricted Subaccounts.
Both (a) and (b) are calculated immediately prior to the withdrawal.
For contract owners who purchased the Contract on or after January 12, 2007:
  GMIB Roll-Up Base B: GMIB Roll-Up Base B is equal to:
•	the initial premium on the contract date plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary, allocated to Restricted Subaccounts with interest compounded daily from the contract date at an annual rate of 3% plus

•	subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal, allocated to Restricted Subaccounts, plus all amounts transferred into Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment or transfer at an annual rate of 3%; less

•	all “adjusted” withdrawals (as defined in the box below) from, and all amounts transferred from, Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal or transfer at an annual rate of 3%.
  The GMIB Roll-Up Base B will not be less than zero.
For contract owners who purchased the Contract prior to January 12, 2007:
The GMIB Roll-Up Base B is calculated as above, except that any subsequent premium payments you make after the initial premium, even if made before the earlier of the first quarterversary and the first withdrawal, will be credited at an annual rate of 3% interest only on or after the contract anniversary occurring after each such premium payment. That is, subsequent premiums are not considered “initial premium” for purposes of interest accrual.

“Adjusted” withdrawals: If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB Roll-Up Base B on a dollar-for-dollar basis.
If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:
     (a) = GMIB Roll-Up Base B and
     (b) = the account value in the Restricted Subaccounts.
Both (a) and (b) are calculated immediately prior to the withdrawal.
GMIB Limitations. The period during which the interest will accrue for purposes of calculating the GMIB Roll-Up Base A or the GMIB Roll-Up Base B is limited. Interest accrues until the earliest of:
1.	The 20th contract anniversary;

2.	The contract anniversary on or following the annuitant’s 80th birthday (or the joint annuitant’s 80th birthday if earlier); or

3.	The date you exercise your GMIB.
If there is a change in annuitant and the GMIB continues, subsequent changes in annuitant will not increase the period of time used to determine interest. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine the period during which interest will accrue and the period of time for calculating such interest has not ended, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.
For contract owners who purchased the contract on or after April 13, 2009:
Allocation Guidelines and Restrictions. We do not currently, but may in the future, impose certain allocation guidelines and restrictions. Under these allocation guidelines and restrictions, we may require contract owners with the GMIB rider, to allocate at least 25% but no more than 60% to subaccounts in the following investment categories: Large Cap, Mid Cap, Small Cap, International and Balanced (60% of the percentage allocated to any Balanced subaccount will count towards meeting the 25% minimum and 60% maximum allocation requirement to these investment categories). Additionally, no more than 40% of total allocations among the following investment categories is permissible: Small Cap, International, Alternative and Money Market. The subaccounts currently available in these investment categories are listed in Appendix G.
We would also require contract owners with the GMIB rider to use the quarterly rebalancing feature. We will notify you at least 90 days in advance of the imposition of any such allocation guidelines and restrictions. If, at the end of this 90-day notice period, you have not complied with these allocation guidelines and restrictions, we will impose a higher charge for the GMIB for the duration of your Contract, but in no event will this charge exceed the maximum charge shown in the “Fee Table.”
Please note: The changes described in the preceding two paragraphs do not apply to contracts issued in Florida, New Jersey, Oregon, or Texas.

For contract owners who purchased the contract prior to April 13, 2009:
Allocation Guidelines and Restrictions. We do not currently, but may in the future, impose certain allocation guidelines and restrictions. Under these allocation guidelines and restrictions, we may require contract owners with the GMIB rider to allocate at least 40% but no more than 70% to subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories and no more than 40% of total allocations among the following investment categories: Small Cap, International, Alternative, and Money Market. The subaccounts currently available in these investment categories are listed in Appendix G.
We would also require contract owners with the GMIB rider to use the quarterly rebalancing feature. We will notify you at least 90 days in advance of the imposition of any such allocation guidelines and restrictions. If, at the end of this 90-day notice period, you have not complied with these allocation guidelines and restrictions, we will impose a higher charge for the GMIB for the duration of your Contract, but in no event will this charge exceed the maximum charge shown in the “Fee Table.”
Conditions for Electing to Receive Income Payments. You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary. After the waiting period, you may only exercise the GMIB on a contract anniversary or within the 30 days immediately following that contract anniversary. The last timeframe within which you can exercise the GMIB begins at the contract anniversary on or following the 85th birthday of the oldest annuitant or joint annuitant named at any time under the GMIB rider and expires 30 days later. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB rider if either the annuitant or joint annuitant is older than age 75 on the contract date.
If you annuitize your Contract at any time other than during a permitted exercise period (even if necessary to meet federal minimum distribution requirements for IRAs or tax sheltered annuities), the GMIB is not available. For example, you cannot exercise the rider if you annuitize your Contract twelve and one half years after you purchase the Contract or seven years after you purchase the Contract. You are not required to use the GMIB rider to receive annuity payments. However, we will not refund fees paid for the GMIB rider if you annuitize outside of the terms and conditions of the GMIB rider.
Available Annuity Options. The annuity options available when using the GMIB to receive your fixed income are limited to the following:
•	Life Annuity

•	Joint and Survivor Life Annuity

•	Life Annuity with Payments Guaranteed for 10 Years

•	Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years
If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the joint annuitant for purposes of the GMIB rider.
Change of Annuitant. If an annuitant or joint annuitant is changed and, as of the contract date, the new annuitant or joint annuitant was older than age 75, the GMIB rider will terminate. Otherwise, if the new annuitant’s or joint annuitant’s age on the contract date was older than the age of the oldest annuitant or joint annuitant currently being used to determine the GMIB, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant’s or joint annuitant’s age. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB rider will terminate.
Federal tax law requires that under an IRA, the owner must be the annuitant. These tax rules may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMIB rider. Consult a tax advisor. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, all references to owner shall mean annuitant.
GMIB Charge. We deduct a charge for the GMIB rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – GMIB Charge.”)

Payment of the GMIB is subject to our financial
strength and claims-paying ability.

For an example of the calculation of the GMIB, see Appendix E.
Guaranteed Minimum Income Benefit EXTRA*
General. In addition to the GMIB, we also offer the GMIB EXTRA, which is an enhanced version of the GMIB. As with the GMIB, you may choose to elect this option for an additional charge if you are concerned that poor subaccount investment performance may adversely affect the annuity value on which your annuity payments will be based. Also, as with the GMIB, if you decide you want the protection that GMIB EXTRA provides, you must elect it when your Contract is issued. The GMIB EXTRA provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB EXTRA rider. If you elect the GMIB EXTRA rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. You may never need to rely upon the GMIB EXTRA rider, which should be viewed as a payment “floor.”
You must annuitize under the terms and conditions of the GMIB EXTRA rider to obtain any benefit from the rider. If you do not annuitize under the terms and conditions of the GMIB EXTRA rider, the charges collected for this benefit will not be refunded. There is an initial waiting period of 10 years from the contract date before you can annuitize under the GMIB EXTRA rider. If you elect the GMIB EXTRA rider, you cannot elect any GMWB option, or the GMIB rider. Furthermore, you cannot participate in the Dollar Cost Averaging Program.

Because of the 10-year waiting period, you should not purchase the GMIB EXTRA rider if you are over age 60 at issue and may need to annuitize the Contract at age 70 1/2 to meet federal minimum distribution requirements for IRAs, SEP IRAs, and tax sheltered annuities.

Please note that while the GMIB and GMIB EXTRA serve the same general purpose, there are differences between the two options. Please read this section and the “Guaranteed Minimum Income Benefit” section carefully to decide if either of these options is right for you.
You cannot elect the GMIB EXTRA rider if you are younger than age 45 or older than age 70 (age 75 if you purchased your Contract on or after June 23, 2008) on the contract date. Only spouses may be joint annuitants. If the owner is a natural person, then the annuitant must be the owner. The GMIB EXTRA rider is irrevocable– that is, you may not cancel the GMIB EXTRA rider once you elect it. The GMIB EXTRA rider will terminate upon full surrender, annuitization (under the Contract or the GMIB EXTRA rider), expiration of the last exercise period, death, or termination of the Contract. However, the GMIB EXTRA rider will not terminate at death if a spousal beneficiary (who is also a joint annuitant) elects to continue the Contract under the spousal beneficiary continuation option or if an eligible spousal beneficiary (who is not a joint annuitant, but is at least age 45, but not over age 70 (age 75 if you purchased your Contract on or after June 23, 2008) on the spousal continuation date) elects to continue the GMIB EXTRA rider as the sole owner/annuitant (provided the GMIB EXTRA rider is still available for sale at that time). The last exercise date and the last optional reset date will be recalculated based on the surviving spouse’s age on the spousal continuation date, if earlier. The GMIB EXTRA rider may not be available in every state. See Appendix I. Depending on when you purchased your Contract, the GMIB EXTRA may vary (e.g., age limitations, payout rates, and certain percentage rates).

*	If you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available to you.

Important Information About the GMIB EXTRA Rider:
•	We will not refund the GMIB EXTRA charges, even if you do not annuitize under the GMIB EXTRA rider.

•	There is an initial 10-year waiting period before you can annuitize under the GMIB EXTRA rider. (If you choose to reset the GMIB EXTRA Roll-Up Base on a contract anniversary, a new 10-year waiting period begins.)

•	You must elect the GMIB EXTRA rider at contract issue.

•	Once you elect the GMIB EXTRA rider, you cannot cancel it.

•	You cannot elect the GMIB EXTRA rider if you are younger than age 45 or older than age 70 (age 75 if you purchased your Contract on or after June 23, 2008).

•	If you elect the GMIB EXTRA rider, we require you to comply with allocation guidelines and restrictions.
How We Determine The Amount of Your Minimum Guaranteed Income. If you elect the GMIB EXTRA rider, we determine the amount of minimum income available to you on the date you exercise the GMIB EXTRA rider by applying the GMIB EXTRA Base (less applicable premium taxes) to the GMIB EXTRA Annuity Option Payout Rates (“GMIB EXTRA rates”) for the annuity option you select.

The GMIB EXTRA Base is only used to calculate the GMIB EXTRA guaranteed income payments, and does not establish or guarantee an account value, cash value, minimum death benefit, or a minimum return for any subaccount.
Because the GMIB EXTRA rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB EXTRA rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. The payout rates may differ between the GMIB and GMIB EXTRA and may differ depending on when you purchased your Contract. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB EXTRA rider as a payment “floor.” Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex (where permissible) and ages of the annuitant and any joint annuitant.
GMIB EXTRA Base. The GMIB EXTRA Base equals the greater of the GMIB EXTRA MAV Base and the GMIB EXTRA Roll-Up Base.
GMIB EXTRA MAV Base. The GMIB EXTRA MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a)/(b) where:
(a)	= GMIB EXTRA MAV Base and

(b)	= the account value.
Both (a) and (b) are calculated immediately prior to the withdrawal.

We will calculate anniversary values until the earlier of:
•	the contract anniversary on or following the oldest annuitant’s 85th birthday; or

•	the date you exercise your GMIB EXTRA.
Changes in annuitant may cause the GMIB EXTRA rider to terminate. If the rider continues in effect, changes in annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.
GMIB EXTRA Roll-Up Base: GMIB EXTRA Roll-Up Base is equal to:
•	the initial premium plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary following the contract date with interest compounded daily from the contract date at an annual rate of 5% (6% if you purchased your Contract on or after June 23, 2008); plus

•	all subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal following the contract date with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment at an annual rate of 5% (6% if you purchased your Contract on or after June 23, 2008); less

•	all “adjusted” withdrawals (as defined in the box below) with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal at an annual rate of 5% (6% if you purchased your Contract on or after June 23, 2008).
The GMIB EXTRA Roll-Up Base will not be less than zero.

“Adjusted” withdrawals: If the total of all withdrawals during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB EXTRA Roll-Up Base on a dollar-for-dollar basis.

If the total of all withdrawals, including the requested withdrawal, is greater than 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor for the requested withdrawal is (a) divided by (b) where:
(a)	=	GMIB EXTRA Roll-Up Base and

(b)	=	the account value.
Both (a) and (b) are calculated immediately prior to such withdrawal.
Interest accrues until the earlier of:
•	the contract anniversary on or following the oldest annuitant’s 85th birthday; or

•	the date you exercise the GMIB EXTRA rider.
If there is a change of annuitant and the GMIB EXTRA rider continues, the period of time used to accrue interest will not increase. If the new annuitant is older than the previous annuitant, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

For contract owners who purchased the contract on or after April 13, 2009:
Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 25% but no more than 60% to subaccounts in the following investment categories: Large Cap, Mid Cap, Small Cap, International and Balanced (60% of the percentage allocated to any Balanced subaccount will count towards meeting the 25% minimum and 60% maximum allocation requirement to these investment categories). Additionally, no more than 40% of total allocations among the following investment categories is permissible: Small Cap, International, Alternative and Money Market. The subaccounts currently available in these investment categories are listed in Appendix G of this Prospectus.
Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMIB EXTRA rider is in effect.
Please note: The changes described in the preceding two paragraphs do not apply to contracts issued in Florida, New Jersey, Oregon, or Texas.
Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation Models:

•	Moderately Conservative; or

•	Moderate.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.
For contract owners who purchased the contract prior to April 13, 2009:
Required Minimum Distributions
Beginning in the year in which you reach age 70 1/2, provided that you have not begun annuity payments, we will send you a notice at the beginning of each calendar year advising you of the RMD amount for the Contract. If the Contract is owned by an IRA Account, SEP IRA Account or SIMPLE IRA Account, please note that the RMD amount for the Contract will not be the full amount necessary to satisfy the RMD for the IRA Account, SEP IRA Account or SIMPLE IRA Account if the IRA Account, SEP IRA Account or SIMPLE IRA Account holds assets in addition to the Contract. Special rules apply to withdrawals of the RMD amount for the Contract only.
Because RMD requirements apply to calendar years, and cumulative withdrawals are determined based on contract years, you must notify us in writing if a particular withdrawal request is being made in order to satisfy your RMD. We will then determine whether the requested RMD withdrawal amount plus any withdrawals you have already taken during that contract year (together, “cumulative withdrawals”) exceeds 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base at the beginning of that contract year. If it does, your GMIB EXTRA Base will be adjusted as follows:
Cumulative withdrawals less than or equal to RMD for the Contract:

If cumulative withdrawals for the contract year (including the requested RMD withdrawal) do not exceed the amount necessary to satisfy the RMD rules for the Contract only, then to the extent withdrawals exceed 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base, effective at the beginning of the contract year, the adjustment factor for the requested RMD withdrawal is 1.0. Consequently, we will reduce your GMIB EXTRA Base dollar-for-dollar in the amount of the RMD withdrawal.

Cumulative withdrawals greater than RMD for the Contract:

If the total of all withdrawals during the contract year, including the requested RMD withdrawal, exceeds the amount necessary to satisfy the RMD rules for the Contract only, the adjustment factor for the requested RMD withdrawal is (a) divided by (b) where:
(a) = GMIB EXTRA Roll-Up Base, and
(b) = the account value
Both (a) and (b) are calculated immediately prior to such withdrawal.
For further information on RMDs, please see “Federal Tax Matters — Required Minimum Distributions.”
The imposition of the second — and more costly — adjustment factor to a withdrawal of the RMD amount for the Contract may generally be avoided through careful timing of RMD withdrawals — e.g., by withdrawing only one calendar year’s RMD withdrawal amount for the Contract during any contract year — and by requesting only the amount necessary, when added to other withdrawals made during a calendar year, to satisfy the RMD for the Contract. Because the timing and the amount of the RMD withdrawal is critical, you should consult a tax adviser to help you determine the best time to request an RMD withdrawal.
For examples, please see Appendix M and Appendix N.
Allocation Guidelines and Restrictions. If you elect the GMIB EXTRA rider, you must use certain models in our Asset Allocation Program or participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. For both new and existing Contracts, we reserve the right to change these Allocation Guidelines and Restrictions or impose additional limitations on your ability to allocate to or make transfers among subaccounts.
The asset allocation models and Rebalancing Program’s investment restrictions are generally designed to provide consistent returns by minimizing risk. In minimizing risk, however, such programs may also limit the potential for your account value to appreciate. If you were not subject to the Allocation Guidelines and Restrictions under this rider, it is possible that you could earn a higher rate of return on your account value. You should consult with your registered representative to assist you in determining whether these models and/or investment restrictions are suited for your financial needs and risk tolerance. For detailed information on the Rebalancing Program and Asset Allocation Program models, see these sections in this Prospectus.
Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix G of this Prospectus.
Your total allocations must equal 100%. You may change your premium allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMIB EXTRA rider is in effect.
Important Mechanics of the Rebalancing Program.
•	You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

•	Your first rebalancing date must be within 95 days from the contract date.

•	You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

•	You may request to change your instructions while the GMIB EXTRA rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

•	If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMIB EXTRA rider will be terminated.

•	Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMIB EXTRA rider is in effect.
Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:
•	Moderately Conservative;

•	Moderate; or

•	Moderately Aggressive.
At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.
If you no longer wish to participate in the Asset Allocation Program or if we notify you that the asset allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions that satisfy the Allocation Guidelines and Restrictions. If you do not provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your account value will then be rebalanced to the same subaccounts of the asset allocation model you previously selected, and with the percentages that existed for that asset allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your account value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.
Optional Reset. On each contract anniversary up to and including the contract anniversary on or following the oldest annuitant’s 75th birthday, you can request that the GMIB EXTRA Roll-Up Base be reset on such anniversary to equal the contract value, if higher. Your request must be by written notification to our Service Center and must be received no later than 30 days following such anniversary. Please note that by writing to our Service Center you may elect to receive automatic annual resets on each contract anniversary if the contract value on that contract anniversary exceeds the GMIB EXTRA Roll-Up Base. Automatic annual resets continue until the earlier of (a) the 7th contract anniversary or (b) the contract anniversary on or following the oldest annuitant’s 75th birthday. You have the right to opt out of receiving the automatic annual resets at anytime by submitting written notice to our Service Center. Each time the GMIB EXTRA Roll-Up Base resets to equal the current contract value, a new 10-year waiting period begins before you can exercise GMIB EXTRA.

Because of the 10-year waiting period, you should not reset the GMIB EXTRA Roll-Up Base if you are over age 60 and may need to annuitize the Contract at age 70 1/2 to meet federal minimum distribution requirements for IRAs, SEP IRAs, and tax sheltered annuities.
Conditions For Electing To Receive Income Payments. You cannot exercise the GMIB EXTRA until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary following the later of the contract date or the date of the last optional reset, if any. After the waiting period, you may exercise the GMIB EXTRA only on or during the 30 day period following each contract anniversary. The last timeframe during which you can exercise the GMIB EXTRA begins at the contract anniversary on or following the 85th birthday of the oldest annuitant named at any time under the GMIB EXTRA rider and expires 30 days later.
If you annuitize your Contract at any time other than during a permitted exercise period (even if necessary to meet federal minimum distribution requirements for IRAs or tax sheltered annuities), the GMIB EXTRA is not available.

For example, you cannot exercise the rider if you annuitize your Contract 12 1/2 years after you purchase the Contract or seven years after you purchase the Contract. In addition, please note:
•	You are not required to use the GMIB EXTRA rider to receive annuity payments. However, we will not refund charges paid for the GMIB EXTRA rider even if you annuitize outside of the terms and conditions of the GMIB EXTRA rider.

•	The last exercise date and the last optional reset date will be recalculated based upon the surviving spouse’s age on the spousal continuation date, if earlier.
Available Annuity Options. The annuity options available when using the GMIB EXTRA to receive your fixed income are limited to the following:
•	Life Annuity

•	Joint and Survivor Life Annuity

•	Life Annuity with Payments Guaranteed for 10 Years

•	Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years
If you select the Joint and Survivor Life Annuity or the Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated person is deemed to be the joint annuitant for purposes of the GMIB EXTRA rider.
Change of Annuitant. In general, we will not permit a change of annuitant if as of the date of change, the new annuitant was younger than age 45 or older than age 70 (75 if you purchased your Contract on or after June 23, 2008). If in the future the law requires us to permit such changes, the GMIB EXTRA rider will terminate. In addition, if the annuitant is changed to a spousal beneficiary who as of the spousal continuation date was younger than age 45, the GMIB EXTRA rider will terminate. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB EXTRA rider will terminate.
Federal tax law requires that under an IRA, the owner must be the annuitant. These tax rules may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMIB EXTRA rider. Consult a tax advisor. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, all references to owner shall mean annuitant.
If there is a change of annuitant or an assignment of this Contract (in jurisdictions where applicable), this rider will terminate unless the annuitant is changed under any of the circumstances described below:
1)	a spouse of the current annuitant is added as joint annuitant who is at least age 45, but not older than age 70 (75 if you purchased your Contract on or after June 23, 2008) as of the effective date of the change;

2)	a spouse of the current annuitant is removed as a joint annuitant;

3)	as the result of the creation or termination of a trust, the life (or lives) upon which payment of the GMIB EXTRA is based has not changed.
Systematic Withdrawal Program. Effective June 23, 2008, under the Systematic Withdrawal Program, you may elect systematic withdrawals equal annually to 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of the contract year divided by the requested frequency of the systematic withdrawals. If you elect the Systematic Withdrawal Program during a contract year, the systematic withdrawals will equal 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of the contract year divided by the number of remaining systematic withdrawals in the contract year. In the following contract year, if the GMIB EXTRA Roll-Up Base increases or decreases, then we will automatically increase or decrease the systematic withdrawals to be equal to 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of that contract year divided by the requested frequency of the systematic withdrawals. If you take withdrawals outside the program during the contract year, we will decrease subsequent systematic withdrawals to equal the remaining systematic withdrawal amount divided by the number of systematic withdrawals remaining in the contract year.

If you take withdrawals outside the program that cause the systematic withdrawals to be less than $100 then we will terminate the Systematic Withdrawal Program. We also reserve the right to terminate the Systematic Withdrawal Program if you take any withdrawals outside the program. All withdrawals, regardless of whether they are taken inside or outside of the Systematic Withdrawal Program, will reduce the GMIB EXTRA Roll-Up Base as described in the shaded box above entitled “Adjusted withdrawals.” For more information on the Systematic Withdrawal Program, see “Partial Withdrawals — Systematic Withdrawal Program.”
No Lapse Guarantee. If your account value is reduced to zero and the amount of your withdrawals has not exceeded 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of that contract year, then the following will occur.
1)	An annuity date no earlier than the next contract anniversary will be set;

2)	the GMIB EXTRA Base less any applicable premium taxes as of such date will be applied to the GMIB EXTRA annuity option payout rates for the annuity option you select based on the age and sex (where permissible) of the annuitant(s); and

3)	all riders attached to the Contract will terminate.
Any withdrawal which causes total withdrawals in any contract year to exceed 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base will irrevocably terminate the No Lapse Guarantee.
If we determine that the RMD for your Contract exceeds 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base at the beginning of the contract year, the No Lapse Guarantee will not terminate as a result, provided we determine that your GMIB EXTRA Roll-Up Base will be reduced dollar-for-dollar. (See “Required Minimum Distributions.”)

Please note that while the No Lapse Guarantee is in effect, the following provisions of your Contract are waived:
•	The inactive contract provision which is discussed under “Inactive Contract” in this Prospectus.

•	The minimum surrender value that is discussed under “Partial Withdrawals” in this Prospectus. However, this provision is not waived for a partial withdrawal that causes the No Lapse Guarantee to be terminated.
GMIB EXTRA Charge. We deduct a charge for the GMIB EXTRA rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits — GMIB Charge.”)

Payment of the GMIB EXTRA is subject to our
financial strength and claims-paying ability.
For an example of the GMIB EXTRA, please see Appendix E.

Guaranteed Minimum Withdrawal Benefit
General
If you are concerned that poor subaccount investment performance may adversely impact the amount of money you can withdraw from your Contract and/or that you may live substantially longer than expected, and outlive your account value, you may purchase the GMWB on a single life (“Single Life”) basis or on a joint life (“Joint Life”) basis. For an additional charge, the Single Life and Joint Life*riders are available to new purchasers at contract issue only, subject to state availability. Throughout this Prospectus, the Single Life and Joint Life riders will be collectively referred to as “GMWB.” If you elect the GMWB, during your lifetime you can take minimum annual withdrawals and payments from us, if necessary, regardless of your account value each contract year up to a specified amount, referred to as the Guaranteed Lifetime Amount. This means if your account value is depleted at any time while the GMWB is in effect, we guarantee that we will make payments to you equal to the Guaranteed Lifetime Amount over your life (and your spouse’s life, if you select the Joint Life rider), subject to certain conditions and restrictions. If you elect the GMWB rider you cannot elect GMIB or GMIB EXTRA.
You should not elect a GMWB if:
•	you plan to take withdrawals in excess of the Guaranteed Lifetime Amount because such excess withdrawals may significantly reduce or eliminate the value of the benefit;

•	you are interested in long-term accumulation rather than current payments and are not interested in the protection the benefit provides; or

•	you are using the Contract to fund a roll-over tax sheltered annuity where withdrawal restrictions will apply.
The GMWB riders may not be available in every state; please see Appendix I. Depending on when you purchased your Contract, the GMWB version may vary. See Appendix L.
Under the Joint Life rider, lifetime withdrawals and payments from us, if necessary, are guaranteed for your life and the life of the joint annuitant. Under the Single Life rider, lifetime withdrawals and payments from us, if necessary, are guaranteed only for your life. Also, please note that if you purchased your Contract on or after January 12, 2007, adding a new joint annuitant under the Joint Life rider resets the GMWB Base to the current account value, if lower. The most significant difference between the Single Life rider and the Joint Life rider, in addition to whether lifetime withdrawals and payments from us, if necessary, may be provided over one or two lives, is that under the Single Life rider, joint annuitants are not permitted; whereas under the Joint Life rider, joint annuitants are permitted, but they must be spouses. Differences between the Single Life and the Joint Life riders are set forth in Appendix K.
What is the GMWB?
The GMWBs are optional riders that permit you to receive annual minimum withdrawals and payments from us, if necessary, regardless of your account value during your lifetime (or until the second annuitant’s death if there is a joint annuitant). There is an additional charge for this rider.

*	If you purchased your Contract prior to January 12, 2007, only the Joint Life version of the GMWB was available.

Important Information About the GMWB Rider:
•	If you do not choose to take withdrawals and/or do not receive lifetime payments while this rider is in effect, we will not refund the GMWB charges. If you do receive lifetime payments under your rider, there is a risk that the total amount of the lifetime payments you receive will not exceed the GMWB charges you have paid.

•	If you make withdrawals from your Contract while the rider is in effect, those withdrawals are made from your own account value. We are only required to start using our own money to make lifetime payments to you when and if your account value is reduced to zero (for any reason other than due to an excess withdrawal).

•	We have designed the rider to protect you from outliving your account value. If the rider is terminated or you (and your spouse, if you select the Joint Life rider) die before your account value is reduced to zero, neither you nor your estate will receive any lifetime payments from us, nor will the rider provide for any cash value build-up to provide lifetime payments.

•	We limit your withdrawals to the Guaranteed Lifetime Amount each contract year and impose certain investment allocation guidelines and restrictions in order to minimize the risk that your account value will be reduced to zero before your (or your spouse’s) death. Accordingly, a significant risk against which the rider protects — that your account value will be reduced to zero (other than due to an excess withdrawal) while you are still alive — may be minimal. Thus, these restrictions also significantly reduce the likelihood that we will make any lifetime payments to you under the rider. In fact, if your Contract’s investment performance over time is sufficient to generate gains that can sustain periodic withdrawals equal to or greater than the Guaranteed Lifetime Amount, then your account value will never be reduced to zero and we will never make lifetime payments to you.

•	For purposes of the Joint Life GMWB, if you have designated your spouse as your sole primary beneficiary, you may also designate your spouse as a second person whose life will be used to determine benefits under the GMWB rider, referred to as the “joint annuitant.” The joint annuitant does not have any rights under the Contract or the rider.

•	You (and your joint annuitant, if any) must be at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) and not more than 80 years old when you elect the GMWB rider (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008).

•	If you elect either GMWB, certain investment allocation guidelines and restrictions apply, including participating in a Quarterly Rebalancing Program or use of specified models under the Asset Allocation Program. These restrictions and guidelines are further discussed later in this Prospectus.

•	For both new and existing Contracts, you may elect either a GMWB or a GMIB, but not both optional benefits.

•	Please note that all withdrawals – even withdrawals made while the GMWB is in effect – reduce your account value and death benefit.

•	We will not accept additional premium payments after you take your first withdrawal after the GMWB Effective Date.

•	If you are under age 59 1/2, withdrawals under tax sheltered annuities are restricted. Generally, you should not purchase a GMWB rider under a tax sheltered annuity if you are younger than age 59 1/2 unless an exception to the withdrawal restriction applies. You should consult a tax adviser.
You should consult with your tax and financial professionals before purchasing the GMWB rider to determine whether the rider is suitable for you.
How Do I Elect the GMWB Rider?
For new Contracts, you may elect to add the GMWB rider when you purchase your Contract. For existing Contracts, if you previously cancelled your GMWB you may re-elect the GMWB rider on each fifth contract anniversary (third contract anniversary, if you purchased your Contract prior to January 12, 2007), provided you did not already elect GMIB or GMIB EXTRA and provided the feature is still available.

If you wish to re-elect the GMWB rider to your Contract and the GMWB is still available for sale, you must notify our Service Center in writing at least three days but not more than 90 days prior to such date. The rider then will be effective on that fifth contract anniversary (third contract anniversary, if you purchased your Contract prior to January 12, 2007). Please note that if you re-elect the GMWB rider, the terms and conditions of the rider that are in effect when you re-elect the rider will apply.

Important Term: The GMWB Effective Date is the date the GMWB rider becomes effective.
You may elect the GMWB rider only if you (and your joint annuitant, if any) are at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) and not more than 80 years old on the GMWB Effective Date (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008). Federal tax law requires that if the owner is an individual natural person, then the owner also must be the annuitant. These tax rules may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMWB rider. Changing an annuitant may have tax consequences. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, all references to owner shall mean annuitant and the age of the annuitant (and the age of the joint annuitant, if applicable) will be used. Joint annuitants may only be spouses.
If you elect the GMWB, you may not elect and/or continue the Dollar Cost Averaging Program discussed earlier in this Prospectus. In addition, after the first withdrawal following the GMWB Effective Date, we will terminate the Automatic Investment Feature.
When May I Take Withdrawals?
Once you elect the GMWB rider, any withdrawal will be subject to the terms of the GMWB rider. This means that any withdrawal amount (including the “free withdrawal amount”), if greater than the Guaranteed Lifetime Amount, will also reduce your GMWB Base as well as your account value. The “free withdrawal amount” is discussed earlier in this Prospectus.
In order to make withdrawals and still maintain the rider’s guarantee, you may request to withdraw up to the Guaranteed Lifetime Amount each contract year on or after the GMWB Effective Date. You should note that as long as you have made no withdrawals, the GMWB Base (and therefore the Guaranteed Lifetime Amount) can increase due to: (a) positive investment performance for ten years after the GMWB Effective Date (or, if you purchased your Contract on or after January 12, 2007, for the life of the rider regardless of whether you take withdrawals); or (b) any roll-ups (for up to five contract years if you purchased your Contract on or after January 12, 2007, but before June 23, 2008 or up to ten contract years if you purchased your Contract on or after June 23, 2008). See definitions of “Lifetime Income Percentage” and “GMWB Base” below, to learn how your Guaranteed Lifetime Amount can increase.
What is the Guaranteed Lifetime Amount?
We determine your Guaranteed Lifetime Amount by multiplying the GMWB Base by a percentage based on age at the time of your first withdrawal on or after the GMWB Effective Date. This rate is called a Lifetime Income Percentage.

Lifetime Income Percentage X GMWB Base = Guaranteed Lifetime Amount
More specifically, we determine the initial Lifetime Income Percentage based on your age band (or the age band of the younger annuitant if there are joint annuitants) on the date of the first withdrawal on or after the GMWB Effective Date in accordance with the following chart. We will also re-determine, and if appropriate, step-up your Lifetime Income Percentage, based upon your age band (or the age band of the younger annuitant if there are joint annuitants) on any contract anniversary (on any third contract anniversary, if you purchased your Contract on or after September 1, 2006, but prior to January 12, 2007), if we are increasing your GMWB Base to equal your contract value on such anniversary. (See “Automatic Step-Up” later in this section.)

If you purchased your Contract prior to January 11, 2008, the following table applies:

Age Band of (Younger)
Annuitant at First Withdrawal
or at Spousal Continuation	Lifetime Income Percentage
60-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80+	7.0%

If you purchased your Contract on or after January 11, 2008, but before June 23, 2008, the following table applies:

Age Band of (Younger) Annuitant at
First Withdrawal or at Spousal
Continuation	Lifetime Income Percentage
55-59	4.0%
60-69	5.0%
70-79	6.0%
80+	7.0%

If you purchased your Contract on or after June 23, 2008, the following table applies:

Age Band of (Younger) Annuitant at
First Withdrawal or at Spousal
Continuation	Lifetime Income Percentage
0-54	0.0%
55-59	4.0%
60-69	5.0%
70-79	6.0%
80+	7.0%

Please note that any withdrawals you take before age 59 1/2 may also be subject to a 10% federal penalty tax.
If you elected the Single Life rider, annuitant changes are not permitted except upon spousal continuation. (See “Spousal Continuation” below.)
If you elected the Joint Life rider and later add a new joint annuitant, the GMWB Base is reset to the current account value, if lower, except upon spousal continuation (See “Spousal Continuation” below). However, if you purchased your Contract prior to January 12, 2007, your GMWB Base will not be reset. The Lifetime Income Percentage may change based on the younger spouse’s age band or on the surviving spouse’s age band on the spousal continuation date. If a joint annuitant spouse is removed then the GMWB Base remains unchanged; however, if withdrawals were taken, the Lifetime Income Percentage may change based on the remaining annuitant’s age band on the date of the change. Any change in the GMWB Base or the Lifetime Income Percentage will also change the Guaranteed Lifetime Amount.

Example: To help understand how we calculate the Guaranteed Lifetime Amount, assume that you are age 65 and purchase an L Class Contract with the Joint Life GMWB rider with an initial premium of $100,000. Also assume that you purchased your Contract on or after June 23, 2008. You do not make any additional premium payments and take your first withdrawal on the fifth contract anniversary. The Lifetime Income Percentage locks in at 6.0% since you are age 70 at the time of the first withdrawal. If your GMWB Base equals $140,000 at such time, then the Guaranteed Lifetime Amount will equal $7,700 ($140,000 X .06). If you add your spouse as a co-owner, age 66, on the next contract anniversary and the contract value is $120,000; then your Lifetime Income Percentage will be reduced to 5.0%, since your spouse was age 66 at the time of the change and your GMWB Base will be reset to $120,000. Consequently your Guaranteed Lifetime Amount will equal $6,000 ($120,000 X .05).
Important Note: If you purchased your Contract on or after June 23, 2008 and you take your first withdrawal before the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) reaches age 55, we will automatically redetermine the Lifetime Income Percentage on the contract anniversary on or following the owner/annuitant’s 55th birthday. Furthermore, any withdrawal taken prior to the anniversary following the younger owner’s 55th birthday will be treated as an Excess Withdrawal.
What if I Withdraw Less Than the Guaranteed Lifetime Amount Each Year?
You may take withdrawals equal to or less than the Guaranteed Lifetime Amount during each contract year. If you choose to receive only a part of, or none of, your Guaranteed Lifetime Amount in any given contract year, you should be aware that your guaranteed minimum withdrawals are not cumulative. You cannot carry over any unused guaranteed minimum withdrawals to any future contract years. The following example is helpful to understand this concept:

Example: If your Guaranteed Lifetime Amount is $1,500 and you withdraw $1,000 during (the current) contract year, your Guaranteed Lifetime Amount will not increase the next contract year by the $500 you did not withdraw in the current contract year.
We do not impose a surrender charge on withdrawals up to the Guaranteed Lifetime Amount each contract year.
What If I Withdraw More Than the Guaranteed Lifetime Amount in a Contract Year?
Each contract year, you may withdraw more than the Guaranteed Lifetime Amount in effect at the time of the withdrawal request. We refer to the portion of any withdrawal that causes cumulative withdrawals in a given year to exceed the Guaranteed Lifetime Amount as an “excess withdrawal.” An excess withdrawal could significantly reduce your GMWB Base and thereby reduce the amount of your future Guaranteed Lifetime Amount.
If cumulative withdrawals in a contract year have already exceeded the Guaranteed Lifetime Amount in effect at the time of a withdrawal request, then the entire amount of that withdrawal will be treated as an excess withdrawal.

Important: Excess withdrawals will reduce your GMWB Base and may do so by substantially more than the actual amount of the excess withdrawal. Excess withdrawals will also reduce your Guaranteed Lifetime Amount. You must carefully manage your withdrawals if you elect the GMWB rider. Due to the long-term nature of the rider’s guarantee, there is a risk that you may need funds in excess of your Guaranteed Lifetime Amount, and that if you do not have other sources of income available, you may need to make withdrawals that will reduce or even eliminate the amount of any lifetime payments you may receive under your rider. If you believe you may need to make excess withdrawals, you should have other sources of liquidity to avoid having to do so; otherwise, the rider may not be appropriate for you.

What is the GMWB Base?
As noted above, the GMWB Base is used to calculate the Guaranteed Lifetime Amount and determine the GMWB charge. This is important because when the GMWB Base increases, the Guaranteed Lifetime Amount and the GMWB charge also increase.
If you purchased your Contract before January 12, 2007, prior to your first withdrawal (for up to ten years after the GMWB Effective Date), your GMWB Base will equal your GMWB Maximum Anniversary Value (“MAV”) Base. If you purchased your Contract on or after January 12, 2007, your GMWB Base will equal the greater of your GMWB MAV Base and your GMWB Roll-Up Base. Below is a brief summary of how the GMWB Base may vary depending on the date that you purchased your Contract.
If you purchased your Contract prior to September 1, 2006:
•	Prior to your first withdrawal, for up to ten years after the GMWB Effective Date, your GMWB Base equals your GMWB MAV Base. We will not continue to calculate anniversary values after ten years.

•	After your first withdrawal, on or after the GMWB Effective Date, we will step up your GMWB Base to equal your contract value, if higher, every third contract anniversary. This will also apply even if you take your first withdrawal after ten years following the GMWB Effective Date.
If you purchased your Contract on or after September 1, 2006 but prior to January 12, 2007:
•	Prior to your first withdrawal, for up to ten years after the GMWB Effective Date, your GMWB Base equals your GMWB MAV Base. We will not continue to calculate anniversary values after ten years.

•	After your first withdrawal, on or after the GMWB Effective Date, we will step up your GMWB Base to equal your contract value, if higher, on each contract anniversary. This will also apply even if you take your first withdrawal after ten years following the GMWB Effective Date.
If you purchased your Contract on or after January 12, 2007, but prior to June 23, 2008:
•	Prior to your first withdrawal, your GMWB Base equals the greater of your GMWB MAV Base and your GMWB Roll-Up Base. We will calculate an anniversary value on the GMWB Effective Date and on each subsequent contract anniversary; therefore, your GMWB MAV Base can increase each year for the life of the rider. In addition, your GMWB Roll-Up Base can increase through the 5% Roll-Up and any Automatic Roll-Up Resets for up to five contract years.

•	After your first withdrawal, on or after the GMWB Effective Date, the GMWB Base may only be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal your contract value, if higher.
If you purchased your Contract on or after June 23, 2008:
•	Prior to your first withdrawal, your GMWB Base equals the greater of your GMWB MAV Base (the calculation of which includes the highest contract value on the contract anniversary and any of the preceding eleven monthaversaries) and your GMWB Roll-Up Base. We will calculate an anniversary value on the GMWB Effective Date and on each subsequent contract anniversary; therefore, your GMWB MAV Base can increase each year for the life of the rider. In addition, your GMWB Roll-Up Base can increase through the 5% Roll-Up and any Automatic Roll-Up Resets for up to ten contract years.

•	After your first withdrawal, on or after the GMWB Effective Date, if you have not taken an Excess Withdrawal or changed an annuitant during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal the greater of (a) the contract value or (b) the highest monthaversary contract value since the last contract anniversary, if such value is higher than the GMWB Base.

•	After your first withdrawal, on or after the GMWB Effective Date, if you have taken an Excess Withdrawal or changed an annuitant during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal your account value, if higher.

Important: You should carefully consider when to begin taking withdrawals if you have elected the GMWB. If you begin taking withdrawals too soon, you may limit the value of the GMWB. For example, you will not be able to increase your GMWB Base by making additional premium payments (if you purchased your Contract prior to September 1, 2006, your potential for increases through step-ups will be limited to every third contract anniversary). If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.
No additional premiums can be paid after the date of your first withdrawal on or after the GMWB Effective Date. Please note that if you elected our Automatic Investment Feature (discussed earlier in this Prospectus), it will automatically terminate upon your first withdrawal.

Important: The GMWB Base is used only to calculate the Guaranteed Lifetime Amount and the GMWB Charge, it is not available for withdrawal, and does not establish or guarantee an account value, surrender value, minimum death benefit, or a minimum return for any subaccount.

When and How is the GMWB Base Calculated?	Calculation of your GMWB Base depends on when you make your first withdrawal. There are three distinct time periods that are important to consider:

(1) On the GMWB Effective Date	For contract owners who purchased the Contract before January 12, 2007: If the GMWB Effective Date is the contract date, the GMWB Base equals the initial premium. If the GMWB Effective Date is not the contract date, the GMWB Base equals the contract value on the GMWB Effective Date.

For contract owners who purchased the Contract on or after January 12, 2007: If the GMWB Effective Date is the contract date, the GMWB Base equals the initial premium plus any additional premiums paid prior to the first quarterversary. If the GMWB Effective Date is not the contract date, the GMWB Base equals the contract value on the GMWB Effective Date.

(2) Prior to the First Withdrawal	For contract owners who purchased the Contract on or after January 12, 2007: Prior to the first withdrawal after the GMWB Effective Date, the GMWB Base equals the greater of the GMWB MAV Base and the GMWB Roll-Up Base.

For contract owners who purchased the Contract before January 12, 2007: Prior to the first withdrawal until ten years after the GMWB Effective Date, the GMWB Base equals the GMWB MAV Base.

GMWB MAV Base: If you purchased your Contract prior to June 23, 2008, the GMWB MAV Base equals the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where:

(a) is the GMWB Base on the GMWB Effective Date, or is the contract value, on each contract anniversary thereafter; and

(b) is the sum of all additional premiums since the last contract anniversary.

If you purchased your Contract on or after June 23, 2008, the GMWB MAV Base is equal to the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where:

(a) is the GMWB Base on the GMWB Effective Date and, on each contract anniversary thereafter, is the highest contract value on such anniversary or on any of the preceding eleven monthaversaries; and

(b) is the sum of all additional premiums since the date of the highest contract value used in the anniversary value calculation.

If you purchased your Contract prior to January 12, 2007, as long as the rider is in effect, we will calculate an anniversary value on the GMWB Effective Date and on each contract anniversary thereafter through the earlier of the date you take your first withdrawal (on or after the GMWB Effective Date) and the 10th contract anniversary following the GMWB Effective Date. If you purchased your Contract on or after January 12, 2007, there is no ten-year limitation.

No additional anniversary values will be calculated thereafter for purposes of determining the GMWB MAV Base.

GMWB Roll-Up Base: The GMWB Roll-Up Base equals

•   the GMWB Base on the later of the GMWB effective date plus additional premiums paid prior to the first quarterversary or the date of the most recent Automatic Roll-Up reset with interest compounded daily at an annual rate of 5%: plus

•   all additional premiums (other than additional premiums paid prior to the first Quarterversary after the Contract Date) paid following the later of the GMWB effective date or the date of the most recent Automatic Roll-Up Reset with interest compounded daily from the effective date of each additional premium at an annual rate of 5%.

The period during which interest will accrue for purposes of calculating the GMWB Roll-Up Base is limited. Interest accrues until the earlier of:

• the date of your first withdrawal on or after the GMWB Effective Date; or

•   the fifth contract anniversary if you purchased your Contract on or after January 12, 2007 but prior to June 23, 2008 following the later of the GMWB Effective Date or the most recent Automatic Roll-Up Reset or the tenth contract anniversary following the GMWB Effective Date (if you purchased your Contract on or after June 23, 2008).

Automatic Roll-Up Reset. If you purchased your Contract on or after January 12, 2007, but prior to June 23, 2008 on each of the first five contract anniversaries after the GMWB Effective Date, the GMWB Roll-Up Base will automatically reset to the contract value, if greater. The 5-year period restarts following the Automatic Roll-Up Reset.

If you purchased your Contract on or after June 23, 2008, on each of the first ten contract anniversaries after the GMWB Effective Date and prior to your first withdrawal, we will automatically reset the GMWB Roll-Up Base to equal the greater of the current GMWB Roll-Up Base or the GMWB MAV Base on such contract anniversary. The 10-year period does not restart following the Automatic Roll-Up Reset.

(3) On and After the First Withdrawal	If you have not exceeded the Guaranteed Lifetime Amount during a contract year, the GMWB Base does not change. It equals the GMWB Base immediately prior to a withdrawal. However, the GMWB Base on and after any excess withdrawal will equal the lesser of:

(a) the GMWB Base immediately prior to such withdrawal less the Adjusted Excess Withdrawal; and

Adjusted Excess Withdrawal = Excess Withdrawal X GMWB Base/Account Value, where both the GMWB Base and the Account Value are determined immediately prior to such Excess Withdrawal.

(b) the account value after the Excess Withdrawal.

Please note that if the first withdrawal occurs on a contract anniversary, the GMWB Base immediately prior to such withdrawal will be adjusted to reflect the anniversary value (if higher) on that date prior to the withdrawal.

Automatic Step-Up
•   If you purchased your Contract prior to September 1, 2006, on each third contract anniversary after the first withdrawal, if the contract value is higher than the GMWB Base, we will increase or “step-up” the GMWB Base to equal such value.

•   If you purchased your Contract on or after September 1, 2006, but before June 23, 2008, on each contract anniversary after the first withdrawal, if the contract value is higher than the GMWB Base, we will increase or “step-up” the GMWB Base to equal such value.

•   If you purchased your Contract on or after June 23, 2008 and you have not taken an Excess Withdrawal or changed an annuitant during the contract year, then on each contract anniversary after the first withdrawal, we will increase or “step-up” the GMWB Base to equal the greater of (a) the contract value or (b) the highest monthaversary contract value since the last contract anniversary, if such value is higher than the GMWB Base.

•   If you purchased your Contract on or after June 23, 2008 and you have taken an Excess Withdrawal or changed an annuitant during the contract year, then on the subsequent anniversary to the Excess Withdrawal, we will increase or “step-up” the GMWB Base to equal the contract value, if it is higher than the GMWB Base.

The GMWB charge percentage will not change as a result of any step-up.
Please note that if your GMWB Base increases, there will be a corresponding increase to the charge imposed for this optional feature, as the charge is calculated as a percentage of the GMWB Base.
What is the Income Enhancement Benefit?
If you purchased your Contract on or after June 23, 2008, you may elect the Income Enhancement Benefit for an extra charge. The Income Enhancement Benefit provides that after a one-year waiting period (the “Waiting Period”), if you or your spouse, if you selected the Joint Life rider (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are confined to a hospital or nursing home due to a medical necessity for 180 of the last 365 days (the “Confinement Period”), we will double your Lifetime Income Percentage.

Important Information About the Income Enhancement Benefit:
•	The Income Enhancement Benefit may only be elected with the GMWB.

•	You cannot elect the Income Enhancement Benefit if you are already confined in a hospital or nursing care facility.

•	There is an additional charge for this benefit and it must be elected on the GMWB Effective Date.

•	There is a one-year waiting period from the GMWB Effective Date.

•	You or your spouse, if you selected the Joint Life rider must be confined at least 180 of the last 365 days.

•	If you or your spouse, if you selected the Joint Life rider leave the nursing home or hospital, we will revert the Lifetime Income Percentage back to the standard rate that is listed in the applicable Lifetime Income Percentage table.

•	You must submit appropriate paperwork and provide proof of confinement each contract year.
If you or your spouse, if you selected the Joint Life rider (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are confined in a hospital or nursing facility due to a medical necessity for the Confinement Period and you have satisfied the Waiting Period (the Confinement Period and the Waiting Period are not required to occur consecutively), then we will double the Lifetime Income Percentage until the anniversary following the date you or your spouse, if you selected the Joint Life rider (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are no longer confined.

Example: To help you understand the Income Enhancement Benefit, assume that you purchased your Contract on or after June 23, 2008 and the first withdrawal was taken at age 72 and the applicable Lifetime Income Percentage is 6.0%. If you have satisfied the Waiting Period and have been confined in a hospital or nursing facility due to a medical condition for the Confinement Period, then the Lifetime Income Percentage will be increased to 12.0%.
Please note that any withdrawals you take before age 59 1/2 may also be subject to a 10% federal penalty tax.
The key terms under the Income Enhancement Benefit are defined as follows:
•	Hospital: An institution which: 1) is operated pursuant to the laws of the jurisdiction in which it is located; and 2) operates primarily for the care and treatment of sick and injured persons on an inpatient basis; and 3) provides 24-hour nursing service by or under the supervision of registered graduate professional nurses; and 4) is supervised by a staff of one or more licensed physicians; and 5) has medical, surgical and diagnostic facilities or access to such facilities.

•	Nursing Facility: A facility, or that part of a facility, which: 1) is licensed to operate pursuant to the laws and regulations of the state in which it is located as a nursing facility or an Alzheimer’s disease facility; and 2) provides care prescribed by a physician and performed or supervised by a registered graduate nurse, in addition to room and board accommodations, 24-hour nursing services, 7 days a week by an on-site registered nurse and related services on a continuing inpatient basis; and 3) has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and 4) maintains a clinical record of each patient.

A nursing facility may be either a freestanding facility or a distinct part of a facility such as a ward, wing, unit, or swing bed of a hospital or other institution. If the facility complex to which an insured person is confined consists of wards, wings, floors, units, or swing-beds, the area of the facility in which such insured person is confined must be licensed as a nursing facility and the insured person’s assigned bed must be included as a part of such license.

The term “Nursing Facility” does not include, for example: 1) a hospital (except as provided above); 2) a rehabilitation hospital; 3) a place which is primarily for treatment of mental or nervous disorders, drug addiction, or alcoholism; 4) a home for the aged; 5) a rest home, community living center, or a place that provides domestic, resident, retirement or educational care; 6) assisted living facilities; 7) personal care homes; 8) residential care facilities; 9) adult foster care facilities; 10) congregate care facilities; 11) family and group assisted living facilities; 12) personal care boarding homes; 13) domiciliary care homes; 14) basic care facilities; or 15) similar facilities.

•	Medical Necessity: Confinement prescribed by a physician based on the individual’s inability to sustain himself or herself outside of a hospital or nursing facility due to physical or cognitive ailments.

•	Physician: A doctor of medicine or doctor of osteopathy, who is licensed as such and is operating within the scope of the license.
Please note that we require confirmation of confinement while you receive benefits under the Income Enhancement Benefit. Confirmation of confinement that you provide must be deemed satisfactory to us. Once you are no longer confined, the Lifetime Income Percentage will revert back to the applicable Lifetime Income Percentage listed in the applicable Lifetime Income Percentage table. Once confinement ends, you may requalify by satisfying the Income Enhancement Benefit requirements. You cannot elect the Income Enhancement Benefit if the qualifying person or persons is/are already confined in a hospital or nursing facility.
Important: It is possible that the increased payment amounts provided under the Income Enhancement Benefit could cause you to violate RMD rules. You should consult a tax adviser with respect to your own individual circumstances before purchasing the Income Enhancement Benefit.
Important: If you are an employed participant in a tax sheltered annuity plan, you may not be able to take advantage of the Income Enhancement Benefit before age 59 1/2 unless you also meet one of the exceptions to the pre-age 59 1/2 withdrawal restrictions.
Are Surrender Charges Applicable to Excess Withdrawals?
As noted above, we do not impose surrender charges on cumulative withdrawals in any given contract year, up to the Guaranteed Lifetime Amount. However, such withdrawals are counted toward the free withdrawal amount for purposes of calculating the surrender charge, if any, applicable to excess withdrawals. Please refer to the explanation of how the free withdrawal amount is calculated under “Partial Withdrawals,” earlier in this Prospectus. A surrender charge will apply if the excess withdrawal is attributable to premiums that are still subject to a surrender charge under your Contract. (See “Charges, Deductions, and Credits — Surrender Charge” and “Charges, Deductions, and Credits — How the Surrender Charge Works” later in this Prospectus for a discussion of how surrender charges are calculated.)
Is a Minimum Surrender Value Required After a Partial Withdrawal?
While the GMWB rider is in effect, we will not require a minimum surrender value after a partial withdrawal, provided the partial withdrawal is not an excess withdrawal. If an excess withdrawal would reduce the account value below $5,000, we will either deny the request or terminate the Contract.
May I Cancel the GMWB Rider?
You may cancel the GMWB rider on each fifth contract anniversary (each third contract anniversary, if you purchased your Contract before January 12, 2007) after the contract date. You must notify our Service Center in writing at least three days but no more than 90 days prior to each such date for your cancellation to be effective on that third or fifth contract anniversary (as applicable). You may be able to re-elect the GMWB rider after cancellation as described in “How Do I Elect the GMWB Rider?” above.

When Will the GMWB Rider Terminate?
The GMWB rider will terminate upon the earliest of:
•	full surrender;

•	a withdrawal that reduces the GMWB Base to zero;

•	annuitization (under the Contract);

•	death of owner (if a natural person) if the Contract is not continued by an eligible spouse under the Spousal Beneficiary Continuation Option;

•	death of annuitant (if owner is custodial IRA Account) if not continued under Spousal Beneficiary Continuation Option;

•	termination of the Contract;

•	establishment of an annuity date when your account value is reduced to zero, even if your GMWB Base is greater than zero; as described in “What if My Account Value Reaches Zero?” below;

•	following a divorce, the date of death of the joint annuitant if such death occurs before we receive notice of the divorce and the account value is greater than zero; or

•	cancellation of the GMWB rider.
All charges for this benefit will cease upon Contract termination. While the GMWB rider is in effect, we will not terminate any Contract that qualifies for termination due to inactivity. (See “Features and Benefits of the Contract — Inactive Contracts” in your Prospectus.)
What if My Account Value Reaches Zero?
If any withdrawal or deduction of fees or charges reduces the account value to zero and the resulting GMWB Base is greater than zero, all riders attached to the Contract will terminate and we will settle the GMWB. We will not settle the GMWB if your account value reduces to zero due to an Excess Withdrawal. In such an instance, your Contract will terminate under the minimum surrender value provision.

How GMWB Settlement Works
•	We will pay the remaining Guaranteed Lifetime Amount, if any, not yet withdrawn in the current contract year, in a lump sum.

•	We will establish an annuity date no earlier than the contract anniversary following the date of the transaction that reduced the account value to zero.

•	We will pay a monthly payment equal to the Guaranteed Lifetime Amount divided by 12 until the death of the (second) annuitant.
Please note that we may accept different payment intervals or other lifetime annuity options, but your annuity payments will be reduced. Also if you request a full surrender and your account value at the time of the request is less than your remaining Guaranteed Lifetime Amount for that contract year, first, we will pay you a lump sum equal to such remaining Guaranteed Lifetime Amount. We will then establish an annuity date, as described immediately above. As with any distribution from the Contract, tax consequences may apply. In this regard, before we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as withdrawals for tax purposes. After we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as annuity payments for tax purposes.

For an example of the operation of the Guaranteed Minimum Withdrawal Benefit, see Appendix G.
Required Minimum Distributions
Beginning in the year in which you reach age 70 1/2, provided that you have not begun annuity payments, we will send you a notice at the beginning of each calendar year advising you of the RMD amount for the Contract. If the Contract is owned by an IRA Account, SEP IRA Account or SIMPLE IRA Account, note that the RMD amount for the Contract will not be the full amount necessary to satisfy the RMD for the Account if the Account holds assets in addition to the Contract. Special rules apply to withdrawals of the RMD amount for the Contract only.
Because RMD requirements apply to calendar years, and cumulative withdrawals are determined based on contract years, you must notify us in writing if a particular withdrawal request is being made in order to satisfy your RMD. We will then determine whether the requested RMD withdrawal amount plus any withdrawals you have already taken during that contract year (together, “cumulative withdrawals”) is greater than your Guaranteed Lifetime Amount. If it is, your GMWB Base will be impacted as follows:
Cumulative withdrawals less than or equal to RMD for the Contract:

If cumulative withdrawals for the contract year (including the requested RMD withdrawal) do not exceed the amount necessary to satisfy the RMD rules for the Contract only, then to the extent withdrawals exceed the Guaranteed Lifetime Amount we will not reduce your GMWB Base; the GMWB Base remains as it was prior to the RMD withdrawal.
Cumulative withdrawals greater than RMD for the Contract:

If cumulative withdrawals for the contract year (including the requested RMD withdrawal) exceed the amount necessary to satisfy the RMD rules for the Contract only, then to the extent withdrawals exceed the Guaranteed Lifetime Amount:
(i)	we will not reduce your GMWB Base for the portion of the excess withdrawal that satisfies RMD rules for the Contract only

(ii)	we will treat the remaining portion that exceeds your RMD requirement for the Contract as an excess withdrawal, and the GMWB Base will be reduced.

We will subtract from the GMWB Base, as determined just prior to the requested withdrawal, the excess withdrawal amount multiplied by the GMWB Base divided by the account value, where both the GMWB Base and the account value are determined immediately prior to the such excess withdrawal;

(iii)	your new GMWB Base will equal the lesser of the resulting amount in (ii) or your account value after the requested withdrawal is deducted.
Excess withdrawal treatment of the RMD amount for the Contract may generally be avoided through careful timing of RMD withdrawals — e.g., by withdrawing only one calendar year’s RMD withdrawal amount for the Contract during any contract year — and by requesting only the amount necessary, when added to other withdrawals made during a calendar year, to satisfy the RMD for the Contract. Because the timing and the amount of the RMD withdrawal is critical, you should consult a tax adviser to help you determine the best time to request an RMD withdrawal.
Allocation Guidelines and Restrictions
If you elect the GMWB rider, you must use certain models in our Asset Allocation Program or participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement.

For both new and existing Contracts, we reserve the right to change these Allocation Guidelines and Restrictions or impose additional limitations on your ability to allocate to or make transfers among the subaccounts.
The asset allocation models and Rebalancing Program’s investment restrictions are generally designed to provide consistent returns by minimizing risk. In minimizing risk, however, such programs may also limit the potential for your account value to appreciate. If you were not subject to the Allocation Guidelines and Restrictions under this rider, it is possible that you could earn a higher rate of return on your account value. You should consult with your registered representative to assist you in determining whether these models and/or investment restrictions are suited for your financial needs and risk tolerance.
For detailed information on the Rebalancing Program and Asset Allocation Program models, see these sections earlier in this Prospectus.
For contact owners who purchased the contract on or after April 13, 2009:
Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 25% but no more than 60% to subaccounts in the following investment categories: Large Cap, Mid Cap, Small Cap, International and Balanced (60% of the percentage allocated to any Balanced subaccount will count towards meeting the 25% minimum and 60% maximum allocation requirement to these investment categories). Additionally, no more than 40% of total allocations among the following investment categories is permissible: Small Cap, International, Alternative, and Money Market. The subaccounts currently available in these investment categories are listed in Appendix G of this Prospectus.
Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMWB rider is in effect.
Please note: The changes described in the preceding two paragraphs do not apply to contracts issued in Florida, New Jersey, Oregon, or Texas.

Important Mechanics of the Rebalancing Program:

•	You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

•	Your first rebalancing date must be within 95 days from the GMWB Effective Date.

•	You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

•	You may request to change your instructions while the GMWB rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

•	If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMWB rider will be terminated.

•	Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMWB rider is in effect.

Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:

•	Moderately Conservative; or

•	Moderate.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.
For contact owners who purchased the contract prior to April 13, 2009:
Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix G.
Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMWB rider is in effect.

Important Mechanics of the Rebalancing Program:
•	You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

•	Your first rebalancing date must be within 95 days from the GMWB Effective Date.

•	You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

•	You may request to change your instructions while the GMWB rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

•	If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMWB rider will be terminated.

•	Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMWB rider is in effect.
Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:
•	Moderately Conservative;

•	Moderate; or

•	Moderately Aggressive.
At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.
If you no longer wish to participate in the Asset Allocation Program or if we notify you that the Asset Allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions that satisfy the Allocation Guidelines and Restrictions. If you do not provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your account value will then be rebalanced to the same subaccounts of the asset allocation model you previously selected, and with the percentages that existed for that asset allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your account value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.

Change of Annuitant
For contract owners who purchased the Contract on or after January 12, 2007:
Under the Single Life rider, changes of annuitant are not permitted except upon spousal continuation. The new annuitant must be at least 60 years old (if you purchase your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008). If you purchased your Contract on or after June 23, 2008, there is no minimum age requirement for the new annuitant. The maximum age limit is waived for the surviving spouse upon spousal continuation.
If you purchased your Contract on or after January 12, 2007, under the Joint Life rider, adding a new joint annuitant resets the GMWB Base to the current account value, if lower. The new joint annuitant must be at least 60 (if you purchase your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) and not more than 80 years old when added, except upon spousal continuation where the maximum age limit is waived for the surviving spouse. If you purchased your Contract on or after June 23, 2008, there is no minimum age requirement for the new annuitant. Removing a joint annuitant does not affect the GMWB Base.
Spousal Continuation*
Single Life
For contract owners who purchased the Contract on or after January 12, 2007:
Under the Single Life rider, an eligible spousal beneficiary can continue the contract and the GMWB under the Spousal Beneficiary Continuation Option only if all of the following conditions are met: (i) the GMWB rider is still available for purchase; (ii) the surviving spouse was named as the sole primary beneficiary under the contract; and (iii) the surviving spouse is at least 60 years old (if you purchased your Contract prior to January 11, 2008) or at least 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) on the spousal continuation date (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008). If (i), (ii) and (iii) are satisfied, then the following changes will occur:
•	If no withdrawal was taken on or after the GMWB Effective Date, the GMWB Base will remain unchanged; or

•	If a withdrawal was taken on or after the GMWB Effective Date, the GMWB Base will be reset to equal the account value less uncollected charges on the spousal continuation date; and

•	The Lifetime Income Percentage will be re-determined based upon the surviving spouse’s age band on the spousal continuation date.
Joint Life
Under the Joint Life rider, an eligible spousal beneficiary can continue the Contract and the GMWB under the Spousal Beneficiary Continuation Option only if all of the following conditions are met:
* Important note: If the contract owner is a non-natural owner and a non-grantor trust, spousal continuation generally is not available, and the GMWB may not be appropriate. In addition, spousal continuation may not satisfy RMD rules for tax sheltered annuities. Please consult your tax advisor.

     Both Spouses “Covered”
(i) If both spouses are joint annuitants under the Joint Life rider; and (ii) each spouse has designated his or her “surviving spouse” as the sole primary beneficiary under the Contract, then the following changes will occur:
•	The GMWB Base is reset to equal the greater of the account value less uncollected charges and the prior GMWB Base on the spousal continuation date;

•	The Lifetime Income Percentage will be re-determined based on the age band of the surviving spouse, if greater, on the spousal continuation date.
     One Spouse “Covered”
(i) If the sole spousal owner dies; (ii) the rider is still available for purchase; and (iii) the surviving spouse is named as the sole primary beneficiary under the Contract, then the following changes will occur:
•	The GMWB Base is reset to equal the greater of the account value less uncollected charges and the GMWB Base on the spousal continuation date;

•	The Lifetime Income Percentage will be re-determined based on the age band of the surviving spouse on the spousal continuation date.
For contract owners who purchased the Contract prior to January 12, 2007:
If an eligible spousal beneficiary who was covered under the GMWB rider becomes the owner, we reset the GMWB Base to equal the greater of the account value less uncollected charges and the prior GMWB Base on the spousal continuation date. We will then determine the Lifetime Income Percentage and the Guaranteed Lifetime Amount based on the age band of the spouse on the spousal continuation date, subject to the terms and conditions in effect at that time.
For all Contracts, regardless of when purchased, you must designate your spouse as the sole primary beneficiary in order for him/her to be able to continue the GMWB rider under the spousal beneficiary continuation option.
In the Event of Divorce
In the event of divorce, the former spouses must provide a final decree of divorce (including any property settlement, order or agreement) to us at our Service Center, in a form acceptable to us. Under current tax law, the spousal beneficiary continuation option is not available to persons who are no longer spouses; therefore, lifetime withdrawals are not guaranteed for the lives of both the joint annuitants under a Joint Life rider if such joint annuitants divorce before your account value reaches zero.
For this reason, we generally do not permit former spouses to continue as joint annuitants of the rider after divorce.
Furthermore, we are unable to “split” a Contract into two Contracts upon divorce. If a final decree of divorce, property settlement, order or agreement requires that a Contract be divided among two former joint annuitants, any partial surrender made for the purpose of dividing the annuity account value will be subject to any tax consequences that would normally apply. In addition, if the partial surrender made for such purpose causes cumulative withdrawals for that Contract year to exceed the Guaranteed Lifetime Amount, the portion of the withdrawal that exceeds the Guaranteed Lifetime Amount will be treated as an excess withdrawal.
Continuation of the rider. We do permit either one of the former spousal joint annuitants to continue the rider and the Contract by becoming the sole annuitant. Please note, however, that we will continue to charge for the Joint Life rider. Upon the death of the sole annuitant, the rider will terminate.

Until we receive notice that as a result of a divorce one of the former spouses will remain or become the sole annuitant of the Contract, we will continue to treat both former spouses who were joint annuitants as the annuitants under a Contract with a Joint Life rider. Please note, however, that we will terminate the rider upon the death of the first joint annuitant to die if such death occurs before the account value reaches zero, and we will not permit the surviving former spouse to continue the Joint Life rider under the spousal beneficiary continuation option, if we discover that divorce occurred before your account value reaches zero.
On or after the account value reaches zero. If divorce occurs on or after the account value reaches zero, we will split the monthly GMWB settlement payments according to the property settlement, order or agreement, pursuant to the final decree of divorce. Such property settlement, order or agreement should specifically reference this Contract. Prior to your sending us such notification, we will make monthly GMWB settlement payments in the manner prescribed by the annuitant(s) pursuant to the terms of the GMWB rider.
In any event, you should consult a tax advisor concerning the tax consequences that can arise under your Contract and the GMWB rider as a result of divorce.
Benefit Available on Maturity Date
If the maturity date occurs while the GMWB rider is in effect, you may choose monthly payments equal to (i) the Guaranteed Lifetime Amount divided by 12, or (ii) payments based upon your annuity value on the maturity date. These payments will continue until the death of the annuitant (or joint annuitant, if any). The payments you would receive under option (i) are different from the payments you would receive under option (ii). You should consult with your Financial Advisor to determine which option is more appropriate for you.
We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days prior to the maturity date.
Systematic Withdrawal Program. Effective June 23, 2008, under the Systematic Withdrawal Program, you may elect systematic withdrawals equal annually to the Guaranteed Lifetime Amount as of the beginning of the contract year divided by the requested frequency of the systematic withdrawals. If you elect the Systematic Withdrawal Program during a contract year, the systematic withdrawals will equal the Guaranteed Lifetime Amount as of the beginning of the contract year divided by the number of remaining systematic withdrawals in the contract year. In the following contract year, if the Guaranteed Lifetime Amount increases or decrease, then we will automatically increase or decrease the systematic withdrawals to be equal to the Guaranteed Lifetime Amount as of the beginning of that contract year divided by the requested frequency of the systematic withdrawals. If you take withdrawals outside the program during the contract year, we will decrease any subsequent systematic withdrawals to equal the remaining systematic withdrawal amount divided by the number of systematic withdrawals remaining in the contract year. If you take withdrawals outside the program that cause the systematic withdrawals to be less then $100, then we will terminate the Systematic Withdrawal Program. We also reserve the right to terminate the Systematic Withdrawal Program if you take any withdrawals outside the program. All withdrawals, regardless of whether they are taken inside or outside of the Systematic Withdrawal Program, will be treated as described in this section. For more information on the Systematic Withdrawal Program, see “Partial Withdrawals — Systematic Withdrawal Program.”
GMWB Charge. We deduct a charge for the GMWB rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits — GMWB Charge.”)

Payment of the GMWB is subject to our financial
strength and claims-paying ability.

Inactive Contract
In most states, the Contract will be terminated at the end of any valuation period if all of the following conditions are satisfied:
1)	No premium payments have been received during the prior 24 months;

2)	The total of all premium payments made, less any partial withdrawals, is less than $2,000; and

3)	The account value (less uncollected charges) is less than $2,000.
Accordingly, no Contract will be terminated due solely to negative investment performance. If the Contract is terminated due to the above reasons, we will pay you the surrender value in a lump sum.
Charges, Deductions, and Credits

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of the charges deducted may differ depending on the Class of the Contract. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges in part to cover such expenses.
Asset-Based Insurance Charge
We impose an asset-based insurance charge, which varies according to Class. The current asset-based insurance charge may be changed, but it will never exceed the maximum charge of 2.00% for any Class. If you purchased your Contract prior to June 23, 2008, the current asset-based insurance charge is 1.25% for the B Class, 1.45% for the L Class, 1.60% for the C Class, and 1.65% for the XC Class. If you purchased your Contract on or after June 23, 2008, the current asset-based insurance charge is 1.35% for the B Class, 1.55% for the L Class, 1.70% for the C Class, and 1.75% for the XC Class. Please note that if we have not received necessary approval by June 23, 2008 in any state(s), we will continue to apply the lower Asset-Based Insurance Charge to Contracts purchased in that state until approval is obtained.
We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment made under the Contract. These guarantees include making annuity payments which won’t change based on our actual mortality experience.
The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making available and maintaining subaccounts under the Contract, and performing accounting, regulatory compliance, and reporting functions.
If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. However, we may change the asset-based insurance charge at any time, but it will never exceed the maximum charge of 2.00% for any Class.
Surrender Charge
When Imposed. We may impose a surrender charge on partial withdrawals and surrenders. The amount of the surrender charge varies by Class. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. The surrender charge applies to each subsequent premium payment, as well as the initial payment. However, the Contract permits withdrawal of the “free withdrawal amount” annually without a surrender charge through lump-sum or systematic withdrawals. (See “Withdrawals and Surrenders.”)

The surrender charge equals a percentage of each premium withdrawn. Each premium, whether initial or subsequent, is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:

Complete Years Elapsed Since
Each Payment of Premium	B Class	L Class	C Class	XC Class
0 years	7.0%	6.0%	2.0%	8.0%
1 year	6.0%	5.0%	0.0%	8.0%
2 years	5.0%	4.0%	0.0%	7.0%
3 years	4.0%	3.0%	0.0%	7.0%
4 years	3.0%	0.0%	0.0%	6.0%
5 years	2.0%	0.0%	0.0%	6.0%
6 years	1.0%	0.0%	0.0%	5.0%
7 years	0.0%	0.0%	0.0%	4.0%
8 years	0.0%	0.0%	0.0%	3.0%
9 years	0.0%	0.0%	0.0%	0.0%

The charge is calculated on total premiums withdrawn from the Contract. If the account value at the time of withdrawal is less than your premiums paid in, the charge will still be based on the remaining premiums.
The “free withdrawal amount” is never subject to the surrender charge. Also, currently, we do not impose a surrender charge on amounts withdrawn during any contract year up to the Guaranteed Lifetime Amount while the GMWB rider is in effect. (See “Guaranteed Minimum Withdrawal Benefit,” earlier in this Prospectus.)
For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis. The example below explains this charge.
How The Surrender Charge Works

If you have an L Class Contract, elected no optional riders, and made a $10,000 premium payment and due to negative investment experience only $9,500 remained in the Contract when you withdrew it two years later, we would impose a 4.0% charge on the $9,000 (which represents the $10,000 premium payment less the $1,000 “free withdrawal amount”). If instead the $10,000 premium payment you made to the Contract grew to $11,000 due to positive investment experience, and you withdrew $600 of gain two years later, and withdrew the remaining $10,400 in a subsequent withdrawal that same contract year (assuming no investment loss or gain between the two withdrawals), we would not impose a surrender charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4.0% surrender charge only on $10,000 of the $10,400 subsequent withdrawal (as $400 of that amount represents gain).
How Deducted. For surrenders, we deduct the charge from the amount of your withdrawal request. For partial withdrawals, we deduct the charge on a pro rata basis from among the subaccounts you’re invested in, based on the ratio of your subaccount value to your account value. The example below shows how this works.
Pro Rata Deductions

You have a C Class Contract with a current account value of $100,000. $60,000 is in the BlackRock Basic Value Subaccount, and $40,000 is in the BlackRock International Value Subaccount. You withdraw $20,000 from the Contract, and the entire $20,000 is subject to a 2% surrender charge ($400). Accordingly, $240 (60% of $400) is deducted from the BlackRock Basic Value Subaccount and $160 (40% of $400) is deducted from the BlackRock International Value Subaccount.

Contract Fee
We may charge a $50 contract fee on each contract anniversary, upon surrender, or upon annuitization. We will impose this fee if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.
The contract fee compensates us for the expenses related to the maintenance of the Contract. We do not deduct the contract fee after the annuity date. The contract fee may be changed, but it will never exceed the maximum fee of $75.

If the contract fee applies, we will deduct it as follows:	•	We deduct this fee from your account value on each Contract anniversary before the annuity date.
	•	We deduct this fee from your account value if you surrender or annuitize the Contract on any date other than a contract anniversary.
	•	We deduct this fee on a pro rata basis from all subaccounts in which your account value is invested.
Transfer Fee
You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer in that contract year. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See “Dollar Cost Averaging Program,” “Asset Allocation Program,” “Rebalancing Program,” and “Transfers Among Subaccounts.”)
GMDB Charge
If you elect a GMDB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won’t deduct this charge after the annuity date. The current and maximum GMDB charge percentages vary according to the type of GMDB that you choose. We have the right to change the current GMDB charge percentage, but it will never exceed the maximum GMDB charge percentage. The amount of the GMDB charge is calculated on each monthaversary by multiplying the GMDB Base by the current annual GMDB charge percentage noted below and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMDB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMDB charges. (See “Death Benefit — Guaranteed Minimum Death Benefit Options” for the definition of the respective GMDB Base values.) The annual GMDB charges are as follows:

	Current	Maximum
Type of GMDB	GMDB Charge %	GMDB Charge %
Return of Premium (all versions) Maximum Anniversary Value	0.15% 0.25%	0.40% 0.65%
Greater of Maximum Anniversary Value and Roll-Up (Standard version)	0.55%	1.20%
Greater of Maximum Anniversary Value and Roll-up GMDB (GMIB version)	0.65%	1.20%

If the GMDB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any GMDB charge that would be collected on the next quarterversary. We deduct this GMDB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct this GMDB charge regardless of whether the GMDB has any value.

ADB Charge
If you elect the ADB, we deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won’t deduct this charge after the annuity date. The current annual ADB charge percentage is 0.25%. We have the right to change the current ADB charge percentage, but it will never exceed the maximum charge percentage which is 0.50%. The amount of the ADB charge is calculated on each monthaversary by multiplying the account value by the current annual ADB charge percentage and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the ADB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the ADB charges. If the ADB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct this ADB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct this ADB charge regardless of whether the ADB has any value.
GMIB Charge
If you elect a GMIB option, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We do not deduct this charge after the annuity date or the last exercise date. The current and maximum GMIB charge percentages vary according to the type of GMIB that you choose. (See the “Fee Table.”) We have the right to change the current GMIB charge percentage, but it will never exceed the maximum GMIB charge percentage. The amount of the GMIB charge is calculated on each monthaversary by multiplying the applicable GMIB Base by the current annual GMIB charge percentage and dividing the resulting amount by 12. (See “Guaranteed Minimum Income Benefit” and “Guaranteed Minimum Income Benefit EXTRA” for a definition of the GMIB Base and the GMIB EXTRA Base, respectively.) On each quarterversary, we deduct the sum of the GMIB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMIB charges. If the GMIB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMIB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMIB charge regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.
GMWB Charge
If you elect a GMWB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We will not deduct the GMWB charge after the annuity date, nor will we assess the GMWB charge after GMWB Settlement. The current and maximum GMWB charge percentages vary according to the type of GMWB that you choose. (See the “Fee Table.”) We have the right to change the current GMWB charge percentage, but it will never exceed the maximum GMWB charge percentage. The amount of the GMWB charge is calculated on each monthaversary by multiplying the GMWB Base by the current annual GMWB charge percentage and dividing the resulting amount by 12. (See “Guaranteed Minimum Withdrawal Benefit” for the definition of GMWB Base.) Accordingly, if the GMWB Base increases, there will be a corresponding increase in the amount of the GMWB charge. On each quarterversary, we deduct the sum of the GMWB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMWB charges. If the GMWB Rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMWB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMWB charge regardless of whether the GMWB ever reaches GMWB settlement.

Other Charges
Redemption Fee. We reserve the right to impose a redemption fee upon a transfer from one subaccount to another in jurisdictions where permissible, or to collect any redemption fee imposed by any Fund or if required by any regulatory authority.
Tax Charges. We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Separate Account any taxes imposed on the Separate Account’s investment earnings. (See “Tax Status of the Contract.”)
Fund Expenses. In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See “Fee Table.”) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund. Although certain Fund Classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract.
Changes in Contract Charges or Fees. If we have reserved the right to change a Contract charge or fee, any such changes will be applied by Class, and will be based upon changes in applicable experience factors such as investment income and returns, mortality, persistency, expenses, and taxes. Any change will be determined in accordance with procedures and standards on file, if required, with the insurance supervisory official of the jurisdiction in which the Contract is delivered. The charges after any change will not exceed the maximum charges.
Premium Taxes. Various jurisdictions impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the annuity value on the annuity date.
Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 3.5% for qualified plans. Although we pay these taxes when due, we won’t deduct them from your account value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.
Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner’s state of residence, our status within that jurisdiction, and the premium tax laws of that jurisdiction.
Contract Credits
Credits may be added to your account value. Currently, we are not adding any credits to your account value. We reserve the right to add, modify, or discontinue any credit at any time in our sole discretion.
Federal Tax Matters

The following summary discussion is based on our understanding of current tax law as the Internal Revenue Service (“IRS”) now interprets it. We can’t guarantee that the law or the IRS’s interpretation won’t change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.
We haven’t considered any applicable Federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money — generally for retirement purposes. If you invest in a variable annuity as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contract
Purchasing the Contract. You may purchase the Contract as a traditional IRA Contract, Roth IRA Contract, or SEP IRA Contract or through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. You should be aware that if you purchase the Contract as an investment vehicle for an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, you may pay fees in excess of those that you would otherwise pay if the publicly available mutual funds available under the Contract are purchased by the Account directly from the mutual fund provider. If you purchase the Contract other than as a qualified contract, the Contract is unlikely to satisfy diversification and owner control requirements under Federal tax law to be treated as an annuity contract for Federal tax purposes. Tax-deferral will be dependent upon continued qualification of your IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. The tax treatment associated with withdrawals, transfers, assignments, and surrenders under the Contract is uncertain when the Contract is held by an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. For further information, please consult a tax advisor.
Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their Contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets.
Taxation of Annuities
Distributions and Required Minimum Distributions. For tax sheltered annuities, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. For IRAs (and IRA annuities), distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs do not require distributions at any time prior to the owner’s death. Minimum distribution rules upon death of an owner apply to all qualified contracts. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.
Note: The Treasury made changes to the Required Minimum Distribution rules which may impact the amount of RMD, if any, you must take. Specifically, if your qualified annuity provides a guaranteed benefit (GMDB, ADB, a GMIB, or a GMWB), the actuarial present value of the benefit(s) you elected may be included in your total RMD calculation.
Withdrawals. In the case of a withdrawal under a qualified Contract, a ratable portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total contract value. Your “investment in the contract” generally equals the amount of any non-deductible or after-tax contributions made by you or on your behalf. In some cases, your “investment in the contract” can be zero.
Although the tax treatment is not clear, if you purchase a GMWB rider and you take a withdrawal from your Contract before the Contract is annuitized, we intend to treat the value of the Contract as the greater of:
(1)	your account value immediately before the distribution, or

(2)	your Guaranteed Lifetime Amount immediately before the distribution in calculating the amount of your distribution that is taxable.

See Appendix H for GMWB tax examples.
Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals you request from a tax sheltered annuity Contract comply with applicable tax requirements before we process your request.
Annuity Payments. Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Bonus amounts are not treated as an “investment in the Contract.”
Taxation of Death Benefit Proceeds. Amounts may be paid from a Contract because the owner or annuitant (if the owner is an IRA Account or Roth IRA Account) has died. If the payments are made in a single sum, they’re taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they’re taxed as annuity payments.
Individual Retirement Annuities
Traditional IRAs. Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an “IRA.” This Contract is available for purchase either as an IRA Contract or through an established IRA Account with MLPF&S. An individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual’s gross income. The contributions may be deductible in whole or in part, depending on the individual’s income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual’s filing status and income. Distributions from certain eligible employer plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the IRC, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements. Distributions from SEP IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income.
Roth IRAs. A Contract is available for purchase as a Roth IRA or by a separately established Roth IRA Account with MLPF&S. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. An individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual’s gross income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual’s filing status and income. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed distributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.
Other Tax Issues for IRAs and Roth IRAs. Total annual contributions to all of an individual’s IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of the compensation includible in the individual’s gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant’s Federal income tax liability. The withholding rate varies according to the type of distribution and the owner’s tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.
The Contract and its endorsements have been approved by the IRS as to form for use as an IRA or Roth IRA. Approval by the IRS is a determination only as to the form of the Contract and does not represent a determination on the merits of the Contract.
Tax Sheltered Annuities
Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death, or disability.
If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal, surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. Taxable “eligible rollover distributions” from tax sheltered annuities are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA, or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. The Contract includes enhanced death benefit provisions that could be characterized as an incidental benefit, the amount of which is limited in a tax sheltered annuity. Because an enhanced death benefit may exceed this limitation, individuals using the Contract in connection with such plans should consult their tax advisors. The ADB is not currently available with a tax sheltered annuity.
Why Must the Contracts Only Be Qualified or Purchased through Qualified Accounts?
You may only purchase this Contract as an IRA Contract, Roth IRA Contract, or SEP IRA Contract or through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. If we issued this Contract other than as IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts or other than through IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, or SEP IRA Accounts, the Contracts would not be treated as annuity contracts for Federal income tax purposes and would therefore be taxed currently.

Variable annuity contracts (other than certain qualified contracts, including those that qualify as IRAs) are generally not treated as annuities for Federal income tax purposes and thus lose their tax-deferred character if they do not satisfy certain diversification requirements set forth in section 817(h) of the IRC or if the owner can exercise control over the underlying investments. Investing in mutual fund shares that are “publicly available,” i.e., shares of mutual funds that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements. The mutual funds available through the Contracts are publicly available.
Accordingly, standing alone, the Contracts would not be treated as annuity contracts for Federal income tax purposes. However, this does not mean that an individual purchasing a Contract either as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract or through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, will be taxed currently on the Contract’s earnings.
•	If a Contract is purchased through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, that Account should itself be exempt from current taxation until distributions occur, in accordance with the rules governing IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, or SEP IRA Accounts discussed above, as long as the Account continues to qualify as an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. As a result, tax deferral of a Contract that is purchased through such an Account will be dependent solely upon the continued qualification of the Separate Account as an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account.

•	Contracts that qualify as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities are not subject to restrictions against investing in publicly available mutual funds or to the distribution requirements of section 72(s). However, they must satisfy other requirements in order to qualify as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities. We believe that Contracts purchased as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities will satisfy the applicable requirements and will therefore be exempt from current taxation until distributions occur, in accordance with the rules described above governing the Federal income tax treatment of IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities.
Transfers or Exchanges of a Contract
Transferring ownership of the Contract, designating a payee or beneficiary who is not also the owner, designating an annuitant, or exchanging a Contract can have other tax consequences that we don’t discuss here. If you’re thinking about any of those transactions, contact a tax advisor.
Withholding
Annuity distributions usually are subject to withholding for the recipient’s Federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. However, except for eligible rollover distributions, recipients can usually choose not to have tax withheld from distributions.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax
Under certain circumstances, the IRC may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S. state and foreign taxation with respect to an annuity contract purchase.
Possible Changes In Taxation
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.
Possible Charge For Our Taxes
Currently we don’t charge the Separate Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.
Foreign Tax Credits
To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.
Required Minimum Distributions
Please note that the actuarial present value of additional contract benefits must be added to the account value in calculating RMD withdrawals from annuity contracts funding IRAs and tax sheltered annuities, which could increase the amount you are required to withdraw. RMD rules do not apply to Roth IRA contracts before death, and there are additional RMD rules for tax sheltered annuities. Please consult your tax adviser.
Note that RMD requirements apply to calendar years, and cumulative withdrawals are determined based on contract years. The imposition of a more costly adjustment factor to an RMD withdrawal may generally be avoided through careful timing of RMD withdrawals — e.g., by withdrawing only one calendar year’s RMD withdrawal amount for the Contract during any contract year — and by requesting only the amount necessary, when added to other withdrawals made during a calendar year, to satisfy the RMD for the Contract. Because the timing and the amount of the RMD withdrawal is critical, you should consult a tax adviser to help you determine the best time to request an RMD withdrawal.

If the Contract is held within a Merrill Lynch custodial IRA Account, you also may receive an additional RMD calculation from the Merrill Lynch Retirement Group each year that reflects the account value and RMD amount with respect to the entire IRA Account. If you hold other assets within your MLPF&S custodial IRA Account in addition to the Contract, the RMD amount referenced in the custodial IRA Account notice will be greater than the RMD for the Contract.
If you purchased the GMIB EXTRA, making an RMD withdrawal from the Contract in excess of the RMD amount for the Contract may significantly reduce your GMIB EXTRA Base. If you purchased the GMWB, making an RMD withdrawal from the Contract in excess of the RMD amount for the Contract may significantly reduce your GMWB Base.
When must RMDs be taken? Generally, the first RMD is for the calendar year in which you reach age 70 1/2. The IRS permits you to take this RMD during the calendar year you reach age 70 1/2 or to delay it until some time between January 1 and (but no later than) April 1 of the next calendar year. If you choose to delay taking the first RMD payment until the subsequent calendar year, then you will have to take two RMDs that calendar year (the delayed RMD for the first calendar year and the RMD for the current calendar year).
If you choose to delay taking the first RMD payment until the subsequent calendar year with respect to the assets in the Contract and cumulative withdrawals for that contract year (including the RMD amounts for the prior calendar year and current calendar year) exceed your Guaranteed Lifetime Amount or 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base, we will treat any amount in excess of your RMD amount for the current calendar year as an Excess Withdrawal, which will reduce your GMWB Base or GMIB EXTRA Base, respectively. In other words, we will treat RMD withdrawals favorably only for the current calendar year.
Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.
For examples, please see Appendix O and Appendix P.
How are RMDs calculated? There are two methods of calculating RMDs: the account-based method and the annuity-based method. To calculate the RMD for the Contract, we use the account-based method. We determine your RMD for the Contract by taking the sum of the account value of the Contract as of December 31st of the past calendar year and the actuarial present value of any optional guarantees you elected (if applicable), and multiplying this amount by a number corresponding to your age from an IRS Table (RMD Factor). The resulting amount calculated is the RMD for the Contract for that year.

Account-Based Method:	RMD amount for the Contract = [account value as of Dec 31st + actuarial present value of optional guarantee(s)] * the applicable RMD Factor
(If your spouse is your sole beneficiary and is more than 10 years younger than you, the RMD Factor may be from another IRS table and may produce a smaller RMD amount.) The RMD amount will vary each year as the account value, actuarial present value of optional contract guarantees, and the RMD Factor change.
If you choose an annuity-based method, you do not have to do annual calculations.

Annuity-Based Method:	You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables. The annuity payout method satisfy IRS regulations.
As long as the total amount you take every year satisfies your overall RMD amount for your IRAs, you may choose to take the RMD from any one or more non-Roth IRAs that you own. If you also own other non-IRA qualified retirement plan assets, you will need to take those assets into account for RMD purposes, as well; however, you must take the RMD applicable to each type of qualified plan only from the plan to which the RMD amount relates.

For example, if you own a tax sheltered annuity and a 401(k) plan, you must take the RMD required for the tax sheltered annuity from the tax sheltered annuity assets, and the RMD required for the 401(k) plan from the 401(k) assets. You may not take both from one or the other or from your IRA accounts. You also cannot take your IRA RMD amount from either the tax sheltered annuity or the 401(k) plan.
There are additional RMD rules that apply after you die. These vary depending on whether you die before or after the date you are required to begin taking RMDs, and whether the beneficiary is spousal, non-spousal, or a non-natural person. To better understand these rules, you should consult your tax adviser.
Performance Information

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts for a Class. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.
Effective yields and total returns for a subaccount for a Class are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.
The yield of the Merrill Lynch Ready Assets Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
The yield of a subaccount (other than the Merrill Lynch Ready Assets Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.
The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. We provide average annual total returns for the subaccounts on a Class-specific basis. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes. Total returns do not reflect any rider charges, nor bonus amounts if applicable.
We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts for each Class. For example, we may present total return performance information that doesn’t reflect a deduction for the surrender charge. This presentation assumes that an investment in the Contract will extend beyond the period when the surrender charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations on a Class-specific basis. If we do, we’ll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts for each Class. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly or quarterly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the surrender charge, any rider charges, and any bonus amounts, if applicable. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.
Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.
Other Information

Financial Condition of the Company
Many financial services companies, including insurance companies, have been facing challenges in this unprecedented economic and market environment, and we are not immune to those challenges. We know it is important for you to understand how these events may impact your account value and our ability to meet the guarantees under the Contract.
Assets in the Separate Account. You assume all of the investment risk for account value allocated to the subaccounts. Your account value in the subaccounts is part of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. See “The Separate Account.”
Assets in the General Account. Any guarantees under the Contract that exceed your account value, such as those associated with any death benefit riders or living benefit riders, are paid from our general account (not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Account Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it. We issue other types of insurance policies and financial products as well and we pay our obligations under these products from our assets in the general account.
Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. For additional information about the Company, please see our Annual Report on Form 10-K, which is available on our website at www.aegonins.com.
Notices and Elections
To be effective, all notices, choices, and changes you make under the Contract must be in “good order.” “Good order” means the actual receipt by us at our Service Center of the instructions relating to a transaction in writing (unless we have authorized you to use another method), along with all forms, information, and supporting legal documentation we require in order to effect the transaction (including spousal consent, if applicable). The instructions must be provided by you or your representative, if authorized by you in writing. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. If we have received proper telephone authorization, you may make the following choices via telephone:
(1)	Transfers

(2)	Premium allocation instructions

(3)	Withdrawals, other than full surrenders

(4)	Requests to change the annuity date
We will use reasonable procedures to confirm that a telephone request is genuine. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is genuine.
Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.
Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider’s, your Financial Advisor’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot guarantee reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.
Voting Rights
We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Funds’ shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don’t receive voting instructions, we’ll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We’ll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.
You have voting rights until the annuity date. You may give voting instructions concerning:
(1)	the election of a Fund’s Board of Directors;

(2)	ratification of a Fund’s independent accountant;

(3)	approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

(4)	any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

(5)	any other matter requiring a vote of the Fund’s shareholders.
Reports to Contract Owners
At least once each contract year before the annuity date, we will send you information about your Contract. It will provide your Contract’s current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the account value and the surrender value.
You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.
Changes to the Separate Account
We may also add new subaccounts to the Separate Account, eliminate subaccounts in the Separate Account, deregister the Separate Account under the Investment Company Act of 1940 (the “1940 Act”), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.
Selling the Contract
We have entered into a distribution agreement with our affiliate, Transamerica Capital, Inc. (“Distributor”), for the distribution and sale of the Contracts. Distributor offers the Contracts through registered representatives of MLPF&S (“Financial Advisors”). The Financial Advisors are registered with FINRA, Inc., licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents.
We pay commissions to the Merrill Lynch Life Agencies for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the Contracts, and the Distributor pays the Financial Advisors a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the Contracts. Distributor also compensates Retirement Solution Specialists (formerly known as District Annuity Specialist), who provide training and marketing support to Financial Advisors in a specific geographic region and whose compensation is based on sales in that region. Sales of the Contracts will help Retirement Solution Specialists meet their sales goals and affects their total compensation.
The maximum amount of commissions paid to the Merrill Lynch Life Agencies is 5.25% of each premium and up to 1.20% of account value per year. In addition, the maximum commission paid to the Merrill Lynch Life Agencies on the annuity date is 4.00% of account value. The maximum commission payable to Financial Advisors for Contract sales is 2.25% (less for L and C Class Contracts) of each premium and up to 0.50% of account value per year. In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 1.50% of account value not subject to a surrender charge. The amount of commissions will vary by Class, but will not exceed the maximum amounts listed above.
Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. Retirement Solution Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies.

Sales of the Contracts may help Financial Advisors, their branch managers, and Retirement Solution Specialists qualify for such benefits. Distributor’s Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.
The Distributor does not currently sell the Contracts through other broker-dealers (“selling firms”). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.
Commissions and other incentives or payments described above are not charged directly to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.
State Regulation
We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we’re licensed to do business.
We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.
Legal Proceedings
There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We, like other life insurance companies, are involved in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of Transamerica Capital, Inc. to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.
Experts
The financial statements of Merrill Lynch Life Insurance Company as of December 31, 2008, and for each of the two years in the period ended December 31, 2008 have been audited by Ernst & Young LLP, an independent registered public accounting firm. The financial statements of the Merrill Lynch Life Variable Annuity Separate Account D as of December 31, 2008, have been audited by Ernst & Young LLP, an independent registered public accounting firm. Both financial statements are incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Ernst & Young LLP, is 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309.
The financial statements of Merrill Lynch Life Insurance Company for the year ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The financial statements are incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

Legal Matters
Sutherland Asbill & Brennan LLP of Washington D.C. has provided legal advice to us relating to certain matters under the federal securities laws.
Registration Statements
Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission’s principal office in Washington, D.C., upon payment of a prescribed fee.

ACCUMULATION UNIT VALUES
(Condensed Financial Information)
Class B
(if you purchased your contract prior to June 23, 2008)

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
AIM Basic Value Fund 3/4/2005 to 12/31/2005	$11.28	$11.53	3817.8435
1/1/2006 to 12/31/2006	$11.53	$12.89	4019.6295
1/1/2007 to 12/31/2007	$12.89	$12.86	3469.0
1/1/2008 to 12/31/2008	$12.86	$6.12	3909.4
AIM Mid Cap Core Equity Fund 3/4/2005 to 12/31/2005	$11.09	$11.44	11227.8606
1/1/2006 to 12/31/2006	$11.44	$12.56	16722.3902
1/1/2007 to 12/31/2007	$12.56	$13.63	25286.0
1/1/2008 to 12/31/2008	$13.63	$9.76	31240.8
AllianceBernstein International Value Fund 5/1/2007 to 12/31/2007	$10.54	$10.43	22385.0
1/1/2008 to 12/31/2008	$10.43	$4.79	59475.7
AllianceBernstein Small/Mid Cap Value Fund 3/4/2005 to 12/31/2005	$11.38	$11.85	151966.4751
1/1/2006 to 12/31/2006	$11.85	$13.30	282620.6382
1/1/2007 to 12/31/2007	$13.30	$13.43	100179.2
1/1/2008 to 12/31/2008	$13.43	$8.68	118765.3
AllianceBernstein Value Fund 3/4/2005 to 12/31/2005	$11.15	$11.33	3702.5476
1/1/2006 to 12/31/2006	$11.33	$13.56	5212.6658
1/1/2007 to 12/31/2007	$13.56	$12.80	8200.3
1/1/2008 to 12/31/2008	$12.80	$7.34	9819.2
Allianz CCM Capital Appreciation Fund 5/1/2006 to 12/31/2006	$10.33	$10.11	0
1/1/2007 to 12/31/2007	$10.11	$11.69	870.0
1/1/2008 to 12/31/2008	$11.69	$6.60	627.2
Allianz NFJ Dividend Value Fund 5/1/2007 to 12/31/2007	$10.51	$10.28	11042.7
1/1/2008 to 12/31/2008	$10.28	$6.47	27003.1
Allianz NFJ Small-Cap Value Fund 3/4/2005 to 12/31/2005	$11.66	$12.18	21694.4363
1/1/2006 to 12/31/2006	$12.18	$14.26	43183.0698
1/1/2007 to 12/31/2007	$14.26	$14.94	70764.2
1/1/2008 to 12/31/2008	$14.94	$10.85	59719.2
Allianz OCC Renaissance Fund 3/4/2005 to 12/31/2005	$10.99	$10.76	242.4322
1/1/2006 to 12/31/2006	$10.76	$11.91	1407.7423
1/1/2007 to 12/31/2007	$11.91	$12.41	1396.2
1/1/2008 to 12/31/2008	$12.41	$7.35	1101.7
American Century Equity Income Fund 3/4/2005 to 12/31/2005	$10.84	$10.75	12737.4481
1/1/2006 to 12/31/2006	$10.75	$12.66	17555.808
1/1/2007 to 12/31/2007	$12.66	$12.68	10157.3
1/1/2008 to 12/31/2008	$12.68	$9.99	9712.5
American Century Ultra® Fund 3/4/2005 to 12/31/2005	$10.78	$11.02	4909.812
1/1/2006 to 12/31/2006	$11.02	$10.51	6170.8815
1/1/2007 to 12/31/2007	$10.51	$12.61	464.8
1/1/2008 to 12/31/2008	$12.61	$7.23	0.0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
American Funds – Bond Fund of America, Inc. 3/4/2005 to 12/31/2005	$10.20	$10.26	192981.8976
1/1/2006 to 12/31/2006	$10.26	$10.74	604811.67
1/1/2007 to 12/31/2007	$10.74	$10.96	986793.6
1/1/2008 to 12/31/2008	$10.96	$9.50	850838.1
American Funds – EuroPacific Growth Fund 3/4/2005 to 12/31/2005	$11.78	$13.54	209290.3061
1/1/2006 to 12/31/2006	$13.54	$16.30	563992.456
1/1/2007 to 12/31/2007	$16.30	$19.14	903203.9
1/1/2008 to 12/31/2008	$19.14	$11.24	999490.8
American Funds – Growth Fund of America, Inc. 3/4/2005 to 12/31/2005	$11.02	$12.33	569664.4762
1/1/2006 to 12/31/2006	$12.33	$13.51	1127593.086
1/1/2007 to 12/31/2007	$13.51	$14.80	1089321.8
1/1/2008 to 12/31/2008	$14.80	$8.91	1454615.6
American Funds – Income Fund of America, Inc. 3/4/2005 to 12/31/2005	$10.90	$10.95	103227.8522
1/1/2006 to 12/31/2006	$10.95	$13.01	250512.1236
1/1/2007 to 12/31/2007	$13.01	$13.33	354349.5
1/1/2008 to 12/31/2008	$13.33	$9.35	354928.0
American Funds – Investment Company of America 3/4/2005 to 12/31/2005	$10.92	$11.31	168654.8808
1/1/2006 to 12/31/2006	$11.31	$12.96	244102.8054
1/1/2007 to 12/31/2007	$12.96	$13.55	385258.2
1/1/2008 to 12/31/2008	$13.55	$8.73	420095.6
BlackRock Basic Value Fund, Inc. 3/4/2005 to 12/31/2005	$10.98	$11.06	15450.832
1/1/2006 to 12/31/2006	$11.06	$13.37	30862.3379
1/1/2007 to 12/31/2007	$13.37	$13.33	261568.8
1/1/2008 to 12/31/2008	$13.33	$8.34	246874.3
BlackRock Total Return Portfolio 3/4/2005 to 12/31/2005	$10.09	$10.12	24732.0733
1/1/2006 to 12/31/2006	$10.12	$10.38	58437.101
1/1/2007 to 12/31/2007	$10.38	$10.71	105692.1
1/1/2008 to 12/31/2008	$10.71	$9.35	81258.2
BlackRock Fundamental Growth Fund, Inc. 3/4/2005 to 12/31/2005	$10.85	$11.64	9712.3785
1/1/2006 to 12/31/2006	$11.64	$11.92	22143.0053
1/1/2007 to 12/31/2007	$11.92	$14.12	488668.1
1/1/2008 to 12/31/2008	$14.12	$8.48	625134.5
BlackRock Global Allocation Fund, Inc. 3/4/2005 to 12/31/2005	$11.22	$11.89	102300.9769
1/1/2006 to 12/31/2006	$11.89	$13.62	258673.5892
1/1/2007 to 12/31/2007	$13.62	$15.70	518834.6
1/1/2008 to 12/31/2008	$15.70	$12.31	629252.1
BlackRock Global Growth Fund, Inc. 5/1/2008 to 12/31/2008	$10.47	$6.07	0.0
BlackRock Global SmallCap Fund, Inc. 3/4/2005 to 12/31/2005	$11.67	$12.62	18953.1189
1/1/2006 to 12/31/2006	$12.62	$14.73	55964.0716
1/1/2007 to 12/31/2007	$14.73	$16.93	45567.5
1/1/2008 to 12/31/2008	$16.93	$10.41	31290.9

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
BlackRock Government Income Fund 10/13/2006 to 12/31/2006	$10.24	$10.39	7482.9304
1/1/2007 to 12/31/2007	$10.39	$10.68	14242.1
1/1/2008 to 12/31/2008	$10.68	$11.14	30191.5
BlackRock High Income Fund 5/1/2007 to 12/31/2007	$10.16	$9.79	2432.2
1/1/2008 to 12/31/2008	$9.79	$6.55	2473.3
BlackRock International Index Fund 3/4/2005 to 12/31/2005	$11.85	$12.78	3240.9042
1/1/2006 to 12/31/2006	$12.78	$15.87	20214.2902
1/1/2007 to 12/31/2007	$15.87	$17.25	15143.1
1/1/2008 to 12/31/2008	$17.25	$9.81	6585.7
BlackRock International Value Fund 5/1/2007 to 12/31/2007	$10.52	$10.86	14723.8
1/1/2008 to 12/31/2008	$10.86	$6.12	15610.0
BlackRock Short-Term Bond 3/4/2005 to 12/31/2005	$9.98	$10.01	71840.954
1/1/2006 to 12/31/2006	$10.01	$10.29	46599.5819
1/1/2007 to 12/31/2007	$10.29	$10.48	13378.5
1/1/2008 to 12/31/2008	$10.48	$9.62	9404.6
BlackRock Large Cap Core Fund 3/4/2005 to 12/31/2005	$11.60	$12.48	20360.0882
1/1/2006 to 12/31/2006	$12.48	$13.90	55623.0971
1/1/2007 to 12/31/2007	$13.90	$14.39	83406.8
1/1/2008 to 12/31/2008	$14.39	$8.89	76542.1
BlackRock Large Cap Growth Fund 3/4/2005 to 12/31/2005	$11.21	$12.28	16730.157
1/1/2006 to 12/31/2006	$12.28	$12.91	27498.0907
1/1/2007 to 12/31/2007	$12.91	$13.78	37,506.6
1/1/2008 to 12/31/2008	$13.78	$8.58	36233.5
BlackRock Large Cap Value Fund 3/4/2005 to 12/31/2005	$11.69	$12.54	123464.7293
1/1/2006 to 12/31/2006	$12.54	$14.34	44413.3052
1/1/2007 to 12/31/2007	$14.34	$14.84	90263.1
1/1/2008 to 12/31/2008	$14.84	$9.43	80193.3
BlackRock Small Cap Index Fund 3/4/2005 to 12/31/2005	$11.20	$11.64	3130.435
1/1/2006 to 12/31/2006	$11.64	$13.46	5752.7634
1/1/2007 to 12/31/2007	$13.46	$13.01	10006.8
1/1/2008 to 12/31/2008	$13.01	$8.46	8062.8
BlackRock S&P 500 Index Fund 3/4/2005 to 12/31/2005	$10.98	$11.21	41705.1867
1/1/2006 to 12/31/2006	$11.21	$12.75	46744.4326
1/1/2007 to 12/31/2007	$12.75	$13.22	47511.7
1/1/2008 to 12/31/2008	$13.22	$8.18	52293.2
BlackRock Value Opportunities Fund, Inc. 3/4/2005 to 12/31/2005	$11.02	$11.96	3892.9887
1/1/2006 to 12/31/2006	$11.96	$13.24	18118.2483
1/1/2007 to 12/31/2007	$13.24	$12.90	20174.0
1/1/2008 to 12/31/2008	$12.90	$7.48	25836.2
Cohen & Steers Realty Income Fund, Inc. 3/4/2005 to 12/31/2005	$10.89	$11.82	84999.9017
1/1/2006 to 12/31/2006	$11.82	$15.17	150981.4425
1/1/2007 to 12/31/2007	$15.17	$11.93	159700.6
1/1/2008 to 12/31/2008	$11.93	$7.53	28422.9

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Columbia Acorn USA 3/4/2005 to 12/31/2005	$11.62	$12.67	113751.2524
1/1/2006 to 12/31/2006	$12.67	$13.50	301069.8321
1/1/2007 to 12/31/2007	$13.50	$13.76	54994.9
1/1/2008 to 12/31/2008	$13.76	$8.24	159429.9
Columbia Acorn International Fund 5/1/2007 to 12/31/2007	$10.66	$11.31	8252.2
1/1/2008 to 12/31/2008	$11.31	$6.02	11410.3
Columbia Marsico Growth Fund 5/1/2006 to 12/31/2006	$10.10	$10.33	14790.0192
1/1/2007 to 12/31/2007	$10.33	$11.63	903649.3
1/1/2008 to 12/31/2008	$11.63	$6.66	1157493.3
Davis New York Venture Fund, Inc. 3/4/2005 to 12/31/2005	$11.20	$11.86	78229.1805
1/1/2006 to 12/31/2006	$11.86	$13.49	433746.1465
1/1/2007 to 12/31/2007	$13.49	$13.98	293769.8
1/1/2008 to 12/31/2008	$13.98	$8.28	299015.5
Delaware Trend Fund 3/4/2005 to 12/31/2005	$10.40	$11.56	3215.9715
1/1/2006 to 12/31/2006	$11.56	$12.20	9530.9363
1/1/2007 to 12/31/2007	$12.20	$13.33	13561.3
1/1/2008 to 12/31/2008	$13.33	$6.94	13745.7
Dreyfus Appreciation Fund, Inc. 3/4/2005 to 12/31/2005	$11.09	$11.00	242194.373
1/1/2006 to 12/31/2006	$11.00	$12.63	294255.2659
1/1/2007 to 12/31/2007	$12.63	$13.29	389493.4
1/1/2008 to 12/31/2008	$13.29	$8.87	509778.5
Eaton Vance Floating-Rate Fund 3/4/2005 to 12/31/2005	$10.15	$10.39	114080.0928
1/1/2006 to 12/31/2006	$10.39	$10.91	300793.2266
1/1/2007 to 12/31/2007	$10.91	$10.96	16151.8
1/1/2008 to 12/31/2008	$10.96	$7.53	23999.0
Eaton Vance Large-Cap Value Fund 5/1/2007 to 12/31/2007	$10.58	$10.82	281428.7
1/1/2008 to 12/31/2008	$10.82	$7.00	257491.0
Federated Capital Appreciation Fund 3/4/2005 to 12/31/2005	$11.03	$10.96	2608.5504
1/1/2006 to 12/31/2006	$10.96	$12.56	1401.6932
1/1/2007 to 12/31/2007	$12.56	$13.71	373269.6
1/1/2008 to 12/31/2008	$13.71	$9.62	461750.8
Federated Kaufmann Fund 3/4/2005 to 12/31/2005	$11.35	$12.50	19708.1372
1/1/2006 to 12/31/2006	$12.50	$14.14	24994.9188
1/1/2007 to 12/31/2007	$14.14	$16.96	177322.6
1/1/2008 to 12/31/2008	$16.96	$9.68	135163.7
Fidelity Advisors Equity Growth Fund 3/4/2005 to 12/31/2005	$10.68	$11.24	4707.0888
1/1/2006 to 12/31/2006	$11.24	$11.82	3805.6494
1/1/2007 to 12/31/2007	$11.82	$14.75	2728.0
1/1/2008 to 12/31/2008	$14.75	$7.73	2507.3
Janus Adviser Forty Fund 5/1/2007 to 12/31/2007	$10.56	$13.36	917076.9
1/1/2008 to 12/31/2008	$13.36	$7.40	474865.1
Janus Adviser Mid Cap Growth Fund 5/1/2007 to 12/31/2007	$10.58	$11.59	192455.3
1/1/2008 to 12/31/2008	$11.59	$6.77	147089.3

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
JPMorgan Multi-Capital Market Neutral Fund 6/30/2006 to 12/31/2006	$10.34	$10.55	231136.2585
1/1/2007 to 12/31/2007	$10.55	$10.13	7449.6
1/1/2008 to 12/31/2008	$10.13	$9.97	5926.0
JPMorgan Small Cap Growth Fund 5/1/2007 to 12/31/2007	$10.19	$10.97	7133.5
1/1/2008 to 12/31/2008	$10.97	$6.14	9238.2
Lord Abbett Affiliated Fund, Inc. 3/4/2005 to 12/31/2005	$11.16	$11.27	12283.5174
1/1/2006 to 12/31/2006	$11.27	$13.10	194097.24
1/1/2007 to 12/31/2007	$13.10	$13.41	241941.7
1/1/2008 to 12/31/2008	$13.41	$8.32	228842.6
Lord Abbett Bond-Debenture Fund, Inc. 3/4/2005 to 12/31/2005	$10.46	$10.43	12981.0962
1/1/2006 to 12/31/2006	$10.43	$11.32	17669.0244
1/1/2007 to 12/31/2007	$11.32	$11.77	26845.2
1/1/2008 to 12/31/2008	$11.77	$9.27	26511.7
Lord Abbett Mid-Cap Value Fund, Inc. 3/4/2005 to 12/31/2005	$11.47	$12.05	52755.0635
1/1/2006 to 12/31/2006	$12.05	$13.37	78618.3416
1/1/2007 to 12/31/2007	$13.37	$13.28	176601.9
1/1/2008 to 12/31/2008	$13.28	$7.94	84150.5
Merrill Lynch Ready Assets Trust 3/4/2005 to 12/31/2005	$10.01	$10.14	192817.2886
1/1/2006 to 12/31/2006	$10.14	$10.46	224740.9541
1/1/2007 to 12/31/2007	$10.46	$10.82	230509.9
1/1/2008 to 12/31/2008	$10.82	$10.96	202303.3
Oppenheimer Capital Appreciation Fund 3/4/2005 to 12/31/2005	$10.75	$11.17	9135.208
1/1/2006 to 12/31/2006	$11.17	$11.86	22744.0165
1/1/2007 to 12/31/2007	$11.86	$13.33	21832.8
1/1/2008 to 12/31/2008	$13.33	$7.12	18559.6
Oppenheimer Main Street Fund® 3/4/2005 to 12/31/2005	$10.96	$11.33	413.9576
1/1/2006 to 12/31/2006	$11.33	$12.85	768.9631
1/1/2007 to 12/31/2007	$12.85	$13.23	2038.0
1/1/2008 to 12/31/2008	$13.23	$8.00	2983.8
Oppenheimer Main Street Small Cap Fund® 3/4/2005 to 12/31/2005	$11.53	$12.41	51686.1313
1/1/2006 to 12/31/2006	$12.41	$14.05	11461.872
1/1/2007 to 12/31/2007	$14.05	$13.66	15890.0
1/1/2008 to 12/31/2008	$13.66	$8.32	14099.6
PIMCO CommodityRealReturn Strategy Fund 3/4/2005 to 12/31/2005	$10.59	$11.49	162365.4301
1/1/2006 to 12/31/2006	$11.49	$10.96	294591.3443
1/1/2007 to 12/31/2007	$10.96	$13.33	407742.0
1/1/2008 to 12/31/2008	$13.33	$7.41	350455.8
PIMCO Low Duration Fund 5/1/2007 to 12/31/2007	$10.02	$10.53	4270.1
1/1/2008 to 12/31/2008	$10.53	$10.22	13544.9
PIMCO Real Return Fund 3/4/2005 to 12/31/2005	$10.24	$10.34	28065.5775
1/1/2006 to 12/31/2006	$10.34	$10.20	42023.8374
1/1/2007 to 12/31/2007	$10.20	$11.19	459706.2
1/1/2008 to 12/31/2008	$11.19	$10.29	534346.3

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
PIMCO Total Return Fund 3/4/2005 to 12/31/2005	$10.08	$10.21	452382.5787
1/1/2006 to 12/31/2006	$10.21	$10.44	829157.8687
1/1/2007 to 12/31/2007	$10.44	$11.19	1403675.3
1/1/2008 to 12/31/2008	$11.19	$11.53	2044371.7
Pioneer Fund 3/4/2005 to 12/31/2005	$11.14	$11.49	169251.2419
1/1/2006 to 12/31/2006	$11.49	$13.21	531162.8737
1/1/2007 to 12/31/2007	$13.21	$13.66	23122.4
1/1/2008 to 12/31/2008	$13.66	$8.85	21569.8
Pioneer High Yield Fund 3/4/2005 to 12/31/2005	$10.44	$10.43	5712.0301
1/1/2006 to 12/31/2006	$10.43	$11.39	15090.3921
1/1/2007 to 12/31/2007	$11.39	$12.03	20710.0
1/1/2008 to 12/31/2008	$12.03	$7.48	16710.5
Pioneer Emerging Markets Fund 5/1/2006 to 12/31/2006	$11.03	$11.94	13404.0189
1/1/2007 to 12/31/2007	$11.94	$16.74	47040.8
1/1/2008 to 12/31/2008	$16.74	$6.77	79606.3
Pioneer Real Estate Shares Fund 5/1/2008 to 12/31/2008	$11.58	$6.34	118910.1
Pioneer Small Cap Value Fund 3/4/2005 to 12/31/2005	$11.39	$12.37	4297.1475
1/1/2006 to 12/31/2006	$12.37	$13.98	7832.898
1/1/2007 to 12/31/2007	$13.98	$12.74	7910.7
1/1/2008 to 12/31/2008	$12.74	$7.79	5394.5
Seligman Capital Fund 5/1/2007 to 12/31/2007	$10.56	$11.09	454.2
1/1/2008 to 12/31/2008	$11.09	$5.65	570.1
Templeton Foreign Fund 3/4/2005 to 12/31/2005	$11.73	$12.43	53449.7661
1/1/2006 to 12/31/2006	$12.43	$14.72	110242.2139
1/1/2007 to 12/31/2007	$14.72	$17.04	128673.9
1/1/2008 to 12/31/2008	$17.04	$9.07	133983.8
Templeton Growth Fund, Inc. 3/4/2005 to 12/31/2005	$11.52	$11.95	110420.6911
1/1/2006 to 12/31/2006	$11.95	$14.38	70715.2996
1/1/2007 to 12/31/2007	$14.38	$14.51	68849.2
1/1/2008 to 12/31/2008	$14.51	$8.10	64016.9
Transamerica Convertible Securities 5/1/2008 to 12/31/2008	$10.45	$6.87	0.0
Transamerica Equity 5/1/2008 to 12/31/2008	$10.84	$6.22	0.0
Transamerica Growth Opportunities 5/1/2008 to 12/31/2008	$10.65	$6.75	0.0
Transamerica Small/Mid Cap Value 5/1/2008 to 12/31/2008	$10.39	$6.33	3345.1
Van Kampen Comstock Fund 3/4/2005 to 12/31/2005	$11.03	$11.23	233985.9823
1/1/2006 to 12/31/2006	$11.23	$12.87	91077.8162
1/1/2007 to 12/31/2007	$12.87	$12.47	104430.4
1/1/2008 to 12/31/2008	$12.47	$7.89	91756.3

Class B
(if you purchased your contract after June 23, 2008)

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
AIM Basic Value Fund 6/23/2008 to 12/31/2008	$10.97	$6.09	0.0
AIM Mid Cap Core Equity Fund 6/23/2008 to 12/31/2008	$13.09	$9.72	1899.9
AllianceBernstein International Value Fund 6/23/2008 to 12/31/2008	$9.00	$4.78	17461.2
AllianceBernstein Small/Mid Cap Value Fund 6/23/2008 to 12/31/2008	$12.90	$8.65	13697.9
AllianceBernstein Value Fund 6/23/2008 to 12/31/2008	$10.68	$7.31	0.0
Allianz CCM Capital Appreciation Fund 6/23/2008 to 12/31/2008	$10.60	$6.59	0.0
Allianz NFJ Dividend Value Fund 6/23/2008 to 12/31/2008	$9.38	$6.46	12316.3
Allianz NFJ Small-Cap Value Fund 6/23/2008 to 12/31/2008	$15.04	$10.81	5097.6
Allianz OCC Renaissance Fund 6/23/2008 to 12/31/2008	$11.37	$7.32	0.0
American Century Equity Income Fund 6/23/2008 to 12/31/2008	$11.54	$9.95	0.0
American Century Ultra® Fund 6/23/2008 to 12/31/2008	$11.21	$7.20	0.0
American Funds – Bond Fund of America, Inc. 6/23/2008 to 12/31/2008	$10.71	$9.46	79074.4
American Funds – EuroPacific Growth Fund 6/23/2008 to 12/31/2008	$17.12	$11.19	92628.2
American Funds – Growth Fund of America, Inc. 6/23/2008 to 12/31/2008	$13.97	$8.87	110547.2
American Funds – Income Fund of America, Inc. 6/23/2008 to 12/31/2008	$12.16	$9.31	24080.9
American Funds – Investment Company of America 6/23/2008 to 12/31/2008	$12.11	$8.69	35092.6
BlackRock Basic Value Fund, Inc. 6/23/2008 to 12/31/2008	$11.92	$8.31	32664.6
BlackRock Total Return Portfolio 6/23/2008 to 12/31/2008	$10.42	$9.31	0.0
BlackRock Fundamental Growth Fund, Inc. 6/23/2008 to 12/31/2008	$13.05	$8.44	71843.4
BlackRock Global Allocation Fund, Inc. 6/23/2008 to 12/31/2008	$15.22	$12.26	149658.0
BlackRock Global Growth Fund, Inc. 6/23/2008 to 12/31/2008	$9.82	$6.06	0.0
BlackRock Global SmallCap Fund, Inc. 6/23/2008 to 12/31/2008	$16.28	$10.36	0.0
BlackRock Government Income Fund 6/23/2008 to 12/31/2008	$10.49	$11.11	17915.2
BlackRock High Income Fund 6/23/2008 to 12/31/2008	$9.59	$6.53	0.0
BlackRock International Index Fund 6/23/2008 to 12/31/2008	$15.29	$9.77	0.0
BlackRock International Value Fund 6/23/2008 to 12/31/2008	$9.56	$6.11	1784.7

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
BlackRock Short-Term Bond 6/23/2008 to 12/31/2008	$10.36	$9.57	0.0
BlackRock Large Cap Core Fund 6/23/2008 to 12/31/2008	$12.40	$8.85	1947.1
BlackRock Large Cap Growth Fund 6/23/2008 to 12/31/2008	$12.15	$8.54	1246.0
BlackRock Large Cap Value Fund 6/23/2008 to 12/31/2008	$13.24	$9.39	13723.4
BlackRock Small Cap Index Fund 6/23/2008 to 12/31/2008	$12.14	$8.42	0.0
BlackRock S&P 500 Index Fund 6/23/2008 to 12/31/2008	$11.84	$8.15	8212.8
BlackRock Value Opportunities Fund, Inc. 6/23/2008 to 12/31/2008	$12.08	$7.45	3376.2
Cohen & Steers Realty Income Fund, Inc. 6/23/2008 to 12/31/2008	$11.70	$7.50	0.0
Columbia Acorn USA 6/23/2008 to 12/31/2008	$13.03	$8.20	12153.2
Columbia Acorn International Fund 6/23/2008 to 12/31/2008	$10.37	$6.01	2418.6
Columbia Marsico Growth Fund 6/23/2008 to 12/31/2008	$10.26	$6.64	125642.9
Davis New York Venture Fund, Inc. 6/23/2008 to 12/31/2008	$12.57	$8.24	25270.4
Delaware Trend Fund 6/23/2008 to 12/31/2008	$11.74	$6.91	0.0
Dreyfus Appreciation Fund, Inc. 6/23/2008 to 12/31/2008	$12.26	$8.84	55014.0
Eaton Vance Floating-Rate Fund 6/23/2008 to 12/31/2008	$10.76	$7.49	5673.8
Eaton Vance Large-Cap Value Fund 6/23/2008 to 12/31/2008	$10.21	$6.99	45508.8
Federated Capital Appreciation Fund 6/23/2008 to 12/31/2008	$12.98	$9.58	53442.2
Federated Kaufmann Fund 6/23/2008 to 12/31/2008	$14.88	$9.63	17135.3
Fidelity Advisors Equity Growth Fund 6/23/2008 to 12/31/2008	$13.44	$7.69	0.0
Janus Adviser Forty Fund 6/23/2008 to 12/31/2008	$13.78	$7.39	60285.7
Janus Adviser Mid Cap Growth Fund 6/23/2008 to 12/31/2008	$11.21	$6.76	11569.1
JPMorgan Multi-Capital Market Neutral Fund 6/23/2008 to 12/31/2008	$10.14	$9.94	0.0
JPMorgan Small Cap Growth Fund 6/23/2008 to 12/31/2008	$9.49	$6.13	5256.6
Lord Abbett Affiliated Fund, Inc. 6/23/2008 to 12/31/2008	$11.61	$8.29	42253.5
Lord Abbett Bond-Debenture Fund, Inc. 6/23/2008 to 12/31/2008	$11.63	$9.23	3447.3

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Lord Abbett Mid-Cap Value Fund, Inc. 6/23/2008 to 12/31/2008	$11.77	$7.91	18194.4
Merrill Lynch Ready Assets Trust 6/23/2008 to 12/31/2008	$10.87	$10.92	43082.1
Oppenheimer Capital Appreciation Fund 6/23/2008 to 12/31/2008	$12.52	$7.09	0.0
Oppenheimer Main Street Fund® 6/23/2008 to 12/31/2008	$12.15	$7.97	0.0
Oppenheimer Main Street Small Cap Fund® 6/23/2008 to 12/31/2008	$12.80	$8.29	0.0
PIMCO CommodityRealReturn Strategy Fund 6/23/2008 to 12/31/2008	$16.80	$7.38	24826.4
PIMCO Low Duration Fund 6/23/2008 to 12/31/2008	$10.52	$10.20	630.8
PIMCO Real Return Fund 6/23/2008 to 12/31/2008	$11.36	$10.25	70276.3
PIMCO Total Return Fund 6/23/2008 to 12/31/2008	$11.19	$11.48	255994.8
Pioneer Fund 6/23/2008 to 12/31/2008	$12.55	$8.81	0.0
Pioneer High Yield Fund 6/23/2008 to 12/31/2008	$11.84	$7.45	678.9
Pioneer Emerging Markets Fund 6/23/2008 to 12/31/2008	$14.75	$6.75	4285.0
Pioneer Real Estate Shares Fund 6/23/2008 to 12/31/2008	$10.27	$6.33	17095.1
Pioneer Small Cap Value Fund 6/23/2008 to 12/31/2008	$11.77	$7.76	0.0
Seligman Capital Fund 6/23/2008 to 12/31/2008	$11.16	$5.64	0.0
Templeton Foreign Fund 6/23/2008 to 12/31/2008	$14.52	$9.03	7473.2
Templeton Growth Fund, Inc. 6/23/2008 to 12/31/2008	$12.29	$8.07	0.0
Transamerica Convertible Securities 6/23/2008 to 12/31/2008	$10.30	$6.86	820.5
Transamerica Equity 6/23/2008 to 12/31/2008	$10.25	$6.22	0.0
Transamerica Growth Opportunities 6/23/2008 to 12/31/2008	$10.40	$6.74	0.0
Transamerica Small/Mid Cap Value 6/23/2008 to 12/31/2008	$10.93	$6.33	1722.2
Van Kampen Comstock Fund 6/23/2008 to 12/31/2008	$10.62	$7.86	0.0

Class L
(if you purchased your contract prior to June 23, 2008)

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

AIM Basic Value Fund 3/4/2005 to 12/31/2005	$11.27	$11.50	12381.1142
1/1/2006 to 12/31/2006	$11.50	$12.83	16266.1573
1/1/2007 to 12/31/2007	$12.83	$12.78	16462.3
1/1/2008 to 12/31/2008	$12.78	$6.06	8979.2

AIM Mid Cap Core Equity Fund 3/4/2005 to 12/31/2005	$11.08	$11.42	18571.2688
1/1/2006 to 12/31/2006	$11.42	$12.50	31120.6888
1/1/2007 to 12/31/2007	$12.50	$13.54	62729.0
1/1/2008 to 12/31/2008	$13.54	$9.68	66694.9

AllianceBernstein International Value Fund 5/1/2007 to 12/31/2007	$10.54	$10.41	63712.2
1/1/2008 to 12/31/2008	$10.41	$4.77	115591.0

AllianceBernstein Small/Mid Cap Value Fund 3/4/2005 to 12/31/2005	$11.37	$11.82	370711.7082
1/1/2006 to 12/31/2006	$11.82	$13.24	789338.7983
1/1/2007 to 12/31/2007	$13.24	$13.35	308583.1
1/1/2008 to 12/31/2008	$13.35	$8.61	340311.2

AllianceBernstein Value Fund 3/4/2005 to 12/31/2005	$11.14	$11.30	5075.168
1/1/2006 to 12/31/2006	$11.30	$13.50	22707.4995
1/1/2007 to 12/31/2007	$13.50	$12.71	27861.0
1/1/2008 to 12/31/2008	$12.71	$7.28	33784.5

Allianz CCM Capital Appreciation Fund 5/1/2006 to 12/31/2006	$10.32	$10.09	0
1/1/2007 to 12/31/2007	$10.09	$11.64	0.0
1/1/2008 to 12/31/2008	$11.64	$6.57	0.0

Allianz NFJ Dividend Value Fund 5/1/2007 to 12/31/2007	$10.51	$10.26	36099.6
1/1/2008 to 12/31/2008	$10.26	$6.45	92539.5

Allianz NFJ Small-Cap Value Fund 3/4/2005 to 12/31/2005	$11.65	$12.15	61452.2574
1/1/2006 to 12/31/2006	$12.15	$14.20	119561.9684
1/1/2007 to 12/31/2007	$14.20	$14.85	178724.6
1/1/2008 to 12/31/2008	$14.85	$10.76	168241.3

Allianz OCC Renaissance Fund 3/4/2005 to 12/31/2005	$10.98	$10.74	8457.0628
1/1/2006 to 12/31/2006	$10.74	$11.85	10307.1353
1/1/2007 to 12/31/2007	$11.85	$12.33	7856.4
1/1/2008 to 12/31/2008	$12.33	$7.29	4363.4

American Century Equity Income Fund 3/4/2005 to 12/31/2005	$10.83	$10.72	12565.4106
1/1/2006 to 12/31/2006	$10.72	$12.61	24653.9815
1/1/2007 to 12/31/2007	$12.61	$12.60	3885.7
1/1/2008 to 12/31/2008	$12.60	$9.90	3676.0

American Century Ultra® Fund 3/4/2005 to 12/31/2005	$10.77	$11.00	12475.4225
1/1/2006 to 12/31/2006	$11.00	$10.46	5597.6976
1/1/2007 to 12/31/2007	$10.46	$12.53	5309.1
1/1/2008 to 12/31/2008	$12.53	$7.17	5279.9

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

American Funds – Bond Fund of America, Inc. 3/4/2005 to 12/31/2005	$10.19	$10.24	465526.12
1/1/2006 to 12/31/2006	$10.24	$10.69	1805270.887
1/1/2007 to 12/31/2007	$10.69	$10.89	2545318.6
1/1/2008 to 12/31/2008	$10.89	$9.42	2166094.7

American Funds – EuroPacific Growth Fund 3/4/2005 to 12/31/2005	$11.77	$13.51	506290.1806
1/1/2006 to 12/31/2006	$13.51	$16.22	1473625.938
1/1/2007 to 12/31/2007	$16.22	$19.02	2232135.5
1/1/2008 to 12/31/2008	$19.02	$11.14	2462414.2

American Funds – Growth Fund of America, Inc. 3/4/2005 to 12/31/2005	$11.01	$12.30	1195999.121
1/1/2006 to 12/31/2006	$12.30	$13.45	2767851.769
1/1/2007 to 12/31/2007	$13.45	$14.71	2367934.1
1/1/2008 to 12/31/2008	$14.71	$8.83	3067712.8

American Funds – Income Fund of America, Inc. 3/4/2005 to 12/31/2005	$10.89	$10.93	248510.6691
1/1/2006 to 12/31/2006	$10.93	$12.95	502056.2428
1/1/2007 to 12/31/2007	$12.95	$13.24	781294.5
1/1/2008 to 12/31/2008	$13.24	$9.27	681368.8

American Funds – Investment Company of America 3/4/2005 to 12/31/2005	$10.91	$11.29	256292.5403
1/1/2006 to 12/31/2006	$11.29	$12.90	517539.9759
1/1/2007 to 12/31/2007	$12.90	$13.46	723412.7
1/1/2008 to 12/31/2008	$13.46	$8.65	715135.7

BlackRock Basic Value Fund, Inc. 3/4/2005 to 12/31/2005	$10.97	$11.03	25327.0315
1/1/2006 to 12/31/2006	$11.03	$13.31	52057.5173
1/1/2007 to 12/31/2007	$13.31	$13.24	676258.9
1/1/2008 to 12/31/2008	$13.24	$8.27	637816.6

BlackRock Total Return Portfolio 3/4/2005 to 12/31/2005	$10.08	$10.09	25638.1204
1/1/2006 to 12/31/2006	$10.09	$10.34	124260.2361
1/1/2007 to 12/31/2007	$10.34	$10.64	142224.9
1/1/2008 to 12/31/2008	$10.64	$9.28	123184.5

BlackRock Fundamental Growth Fund, Inc. 3/4/2005 to 12/31/2005	$10.84	$11.61	11633.2877
1/1/2006 to 12/31/2006	$11.61	$11.87	49724.6754
1/1/2007 to 12/31/2007	$11.87	$14.03	1,279,467.6
1/1/2008 to 12/31/2008	$14.03	$8.41	1679911.7

BlackRock Global Allocation Fund, Inc. 3/4/2005 to 12/31/2005	$11.21	$11.86	247551.971
1/1/2006 to 12/31/2006	$11.86	$13.56	664724.4151
1/1/2007 to 12/31/2007	$13.56	$15.60	1287700.5
1/1/2008 to 12/31/2008	$15.60	$12.21	1498016.9

BlackRock Global Growth Fund, Inc. 5/1/2008 to 12/31/2008	$10.46	$6.06	0.0

BlackRock Global SmallCap Fund, Inc. 3/4/2005 to 12/31/2005	$11.66	$12.59	43655.2268
1/1/2006 to 12/31/2006	$12.59	$14.67	71657.2243
1/1/2007 to 12/31/2007	$14.67	$16.82	32585.9
1/1/2008 to 12/31/2008	$16.82	$10.32	22603.8

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

BlackRock Government Income Fund 10/13/2006 to 12/31/2006	$10.23	$10.38	6689.4963
1/1/2007 to 12/31/2007	$10.38	$10.64	13061.4
1/1/2008 to 12/31/2008	$10.64	$11.09	43471.0

BlackRock High Income Fund 5/1/2007 to 12/31/2007	$10.15	$9.77	255.2
1/1/2008 to 12/31/2008	$9.77	$6.52	7730.1

BlackRock International Index Fund 3/4/2005 to 12/31/2005	$11.84	$12.75	5352.6988
1/1/2006 to 12/31/2006	$12.75	$15.80	25893.482
1/1/2007 to 12/31/2007	$15.80	$17.14	12414.3
1/1/2008 to 12/31/2008	$17.14	$9.73	12304.2

BlackRock International Value Fund 5/1/2007 to 12/31/2007	$10.52	$10.85	13334.4
1/1/2008 to 12/31/2008	$10.85	$6.10	17903.8

BlackRock Large Cap Core Fund 3/4/2005 to 12/31/2005	$11.59	$12.45	111297.3315
1/1/2006 to 12/31/2006	$12.45	$13.84	246932.9104
1/1/2007 to 12/31/2007	$13.84	$14.30	370732.6
1/1/2008 to 12/31/2008	$14.30	$8.81	308435.1

BlackRock Large Cap Growth Fund 3/4/2005 to 12/31/2005	$11.20	$12.25	52044.6375
1/1/2006 to 12/31/2006	$12.25	$12.85	79632.6977
1/1/2007 to 12/31/2007	$12.85	$13.69	107977.1
1/1/2008 to 12/31/2008	$13.69	$8.51	125143.9

BlackRock Large Cap Value Fund 3/4/2005 to 12/31/2005	$11.68	$12.51	303036.8474
1/1/2006 to 12/31/2006	$12.51	$14.28	137858.9049
1/1/2007 to 12/31/2007	$14.28	$14.75	238976.6
1/1/2008 to 12/31/2008	$14.75	$9.35	207423.9

BlackRock Small Cap Index Fund 3/4/2005 to 12/31/2005	$11.20	$11.61	4013.4993
1/1/2006 to 12/31/2006	$11.61	$13.40	10667.329
1/1/2007 to 12/31/2007	$13.40	$12.93	8092.1
1/1/2008 to 12/31/2008	$12.93	$8.38	7578.6

BlackRock S&P 500 Index Fund 3/4/2005 to 12/31/2005	$10.97	$11.18	274841.5977
1/1/2006 to 12/31/2006	$11.18	$12.69	291527.7961
1/1/2007 to 12/31/2007	$12.69	$13.13	225945.8
1/1/2008 to 12/31/2008	$13.13	$8.11	196588.7

BlackRock Short-Term Bond Fund 3/4/2005 to 12/31/2005	$9.97	$9.99	187806.0936
1/1/2006 to 12/31/2006	$9.99	$10.24	95799.61
1/1/2007 to 12/31/2007	$10.24	$10.42	20097.1
1/1/2008 to 12/31/2008	$10.42	$9.53	14225.5

BlackRock Value Opportunities Fund, Inc. 3/4/2005 to 12/31/2005	$11.01	$11.93	14496.9774
1/1/2006 to 12/31/2006	$11.93	$13.18	22054.041
1/1/2007 to 12/31/2007	$13.18	$12.81	24196.4
1/1/2008 to 12/31/2008	$12.81	$7.42	25938.3

Cohen & Steers Realty Income Fund, Inc. 3/4/2005 to 12/31/2005	$10.88	$11.79	194806.8269
1/1/2006 to 12/31/2006	$11.79	$15.10	405448.8689
1/1/2007 to 12/31/2007	$15.10	$11.85	393326.2
1/1/2008 to 12/31/2008	$11.85	$7.47	19475.6

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

Columbia Acorn USA 3/4/2005 to 12/31/2005	$11.61	$12.63	231285.6372
1/1/2006 to 12/31/2006	$12.63	$13.44	833724.6638
1/1/2007 to 12/31/2007	$13.44	$13.67	194258.4
1/1/2008 to 12/31/2008	$13.67	$8.17	488956.2

Columbia Acorn International Fund 5/1/2007 to 12/31/2007	$10.66	$11.29	24523.5
1/1/2008 to 12/31/2008	$11.29	$6.00	64252.8

Columbia Marsico Growth Fund 5/1/2006 to 12/31/2006	$10.09	$10.32	65649.1317
1/1/2007 to 12/31/2007	$10.32	$11.59	2489287.7
1/1/2008 to 12/31/2008	$11.59	$6.62	3177037.5

Davis New York Venture Fund, Inc. 3/4/2005 to 12/31/2005	$11.19	$11.83	246225.0412
1/1/2006 to 12/31/2006	$11.83	$13.43	1220964.807
1/1/2007 to 12/31/2007	$13.43	$13.89	799406.0
1/1/2008 to 12/31/2008	$13.89	$8.21	809072.4

Delaware Trend Fund 3/4/2005 to 12/31/2005	$10.40	$11.53	14315.5218
1/1/2006 to 12/31/2006	$11.53	$12.15	28513.2993
1/1/2007 to 12/31/2007	$12.15	$13.24	41178.8
1/1/2008 to 12/31/2008	$13.24	$6.88	43238.7

Dreyfus Appreciation Fund, Inc. 3/4/2005 to 12/31/2005	$11.08	$10.97	553107.9904
1/1/2006 to 12/31/2006	$10.97	$12.57	827311.2425
1/1/2007 to 12/31/2007	$12.57	$13.20	1085252.3
1/1/2008 to 12/31/2008	$13.20	$8.80	1400413.4

Eaton Vance Floating-Rate Fund 3/4/2005 to 12/31/2005	$10.14	$10.37	319283.9996
1/1/2006 to 12/31/2006	$10.37	$10.86	894536.747
1/1/2007 to 12/31/2007	$10.86	$10.89	81763.1
1/1/2008 to 12/31/2008	$10.89	$7.46	46210.4

Eaton Vance Large-Cap Value Fund 5/1/2007 to 12/31/2007	$10.58	$10.80	746949.6
1/1/2008 to 12/31/2008	$10.80	$6.97	742518.8

Federated Capital Appreciation Fund 3/4/2005 to 12/31/2005	$11.02	$10.93	3793.9907
1/1/2006 to 12/31/2006	$10.93	$12.50	7256.543
1/1/2007 to 12/31/2007	$12.50	$13.63	995180.4
1/1/2008 to 12/31/2008	$13.63	$9.54	1244657.9

Federated Kaufmann Fund 3/4/2005 to 12/31/2005	$11.34	$12.47	48393.5114
1/1/2006 to 12/31/2006	$12.47	$14.08	117610.068
1/1/2007 to 12/31/2007	$14.08	$16.85	531157.8
1/1/2008 to 12/31/2008	$16.85	$9.59	437036.4

Fidelity Advisors Equity Growth Fund 3/4/2005 to 12/31/2005	$10.67	$11.21	0
1/1/2006 to 12/31/2006	$11.21	$11.77	533.5295
1/1/2007 to 12/31/2007	$11.77	$14.65	1869.3
1/1/2008 to 12/31/2008	$14.65	$7.66	1852.1

Janus Adviser Forty Fund 5/1/2007 to 12/31/2007	$10.55	$13.34	2395408.5
1/1/2008 to 12/31/2008	$13.34	$7.38	1198529.2

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

Janus Adviser Mid Cap Growth Fund 5/1/2007 to 12/31/2007	$10.57	$11.57	514268.2
1/1/2008 to 12/31/2008	$11.57	$6.75	422229.6

JPMorgan Multi-Capital Market Neutral Fund 6/30/2006 to 12/31/2006	$10.34	$10.53	637805.4027
1/1/2007 to 12/31/2007	$10.53	$10.09	18958.6
1/1/2008 to 12/31/2008	$10.09	$9.92	23622.5

JPMorgan Small Cap Growth Fund 5/1/2007 to 12/31/2007	$10.19	$10.95	4276.1
1/1/2008 to 12/31/2008	$10.95	$6.12	10488.0

Lord Abbett Affiliated Fund, Inc. 3/4/2005 to 12/31/2005	$11.15	$11.25	28803.0673
1/1/2006 to 12/31/2006	$11.25	$13.04	528186.6501
1/1/2007 to 12/31/2007	$13.04	$13.32	660592.3
1/1/2008 to 12/31/2008	$13.32	$8.25	638551.9

Lord Abbett Bond-Debenture Fund, Inc. 3/4/2005 to 12/31/2005	$10.45	$10.40	88753.4027
1/1/2006 to 12/31/2006	$10.40	$11.26	143900.8163
1/1/2007 to 12/31/2007	$11.26	$11.69	188012.9
1/1/2008 to 12/31/2008	$11.69	$9.19	174585.4

Lord Abbett Mid-Cap Value Fund, Inc. 3/4/2005 to 12/31/2005	$11.46	$12.02	141256.292
1/1/2006 to 12/31/2006	$12.02	$13.31	235992.8106
1/1/2007 to 12/31/2007	$13.31	$13.19	493968.6
1/1/2008 to 12/31/2008	$13.19	$7.87	277144.2

Merrill Lynch Ready Assets Trust 3/4/2005 to 12/31/2005	$10.00	$10.11	70289.5894
1/1/2006 to 12/31/2006	$10.11	$10.41	266957.8668
1/1/2007 to 12/31/2007	$10.41	$10.75	63083.0
1/1/2008 to 12/31/2008	$10.75	$10.87	373091.8

Oppenheimer Capital Appreciation Fund 3/4/2005 to 12/31/2005	$10.74	$11.15	7816.9598
1/1/2006 to 12/31/2006	$11.15	$11.81	14973.6613
1/1/2007 to 12/31/2007	$11.81	$13.24	28035.8
1/1/2008 to 12/31/2008	$13.24	$7.06	18254.7

Oppenheimer Main Street Fund® 3/4/2005 to 12/31/2005	$10.95	$11.30	1172.5004
1/1/2006 to 12/31/2006	$11.30	$12.80	1218.2658
1/1/2007 to 12/31/2007	$12.80	$13.14	3823.5
1/1/2008 to 12/31/2008	$13.14	$7.93	4158.8

Oppenheimer Main Street Small Cap Fund® 3/4/2005 to 12/31/2005	$11.52	$12.38	91202.6217
1/1/2006 to 12/31/2006	$12.38	$13.98	12357.5175
1/1/2007 to 12/31/2007	$13.98	$13.57	24516.8
1/1/2008 to 12/31/2008	$13.57	$8.25	16793.1

PIMCO CommodityRealReturn Strategy Fund 3/4/2005 to 12/31/2005	$10.59	$11.46	255684.9932
1/1/2006 to 12/31/2006	$11.46	$10.91	628165.69
1/1/2007 to 12/31/2007	$10.91	$13.24	897198.1
1/1/2008 to 12/31/2008	$13.24	$7.35	803928.5

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

PIMCO Low Duration Fund 5/1/2007 to 12/31/2007	$10.02	$10.51	33690.3
1/1/2008 to 12/31/2008	$10.51	$10.18	34780.0

PIMCO Real Return Fund 3/4/2005 to 12/31/2005	$10.23	$10.32	49941.6276
1/1/2006 to 12/31/2006	$10.32	$10.15	114366.2258
1/1/2007 to 12/31/2007	$10.15	$11.12	1203876.1
1/1/2008 to 12/31/2008	$11.12	$10.21	1484196.8

PIMCO Total Return Fund 3/4/2005 to 12/31/2005	$10.07	$10.18	1164164.309
1/1/2006 to 12/31/2006	$10.18	$10.39	2425658.639
1/1/2007 to 12/31/2007	$10.39	$11.12	3869614.5
1/1/2008 to 12/31/2008	$11.12	$11.43	5643841.7

Pioneer Fund 3/4/2005 to 12/31/2005	$11.13	$11.46	395474.2309
1/1/2006 to 12/31/2006	$11.46	$13.15	1461074.771
1/1/2007 to 12/31/2007	$13.15	$13.57	35749.1
1/1/2008 to 12/31/2008	$13.57	$8.77	35685.4

Pioneer High Yield Fund 3/4/2005 to 12/31/2005	$10.44	$10.40	22819.6505
1/1/2006 to 12/31/2006	$10.40	$11.34	57849.5398
1/1/2007 to 12/31/2007	$11.34	$11.95	73277.3
1/1/2008 to 12/31/2008	$11.95	$7.42	56618.5

Pioneer Emerging Markets Fund 5/1/2006 to 12/31/2006	$11.03	$11.92	37595.3628
1/1/2007 to 12/31/2007	$11.92	$16.68	78308.5
1/1/2008 to 12/31/2008	$16.68	$6.74	109540.7

Pioneer Real Estate Shares Fund 5/1/2008 to 12/31/2008	$11.58	$6.33	315545.0

Pioneer Small Cap Value Fund 3/4/2005 to 12/31/2005	$11.39	$12.34	9616.3027
1/1/2006 to 12/31/2006	$12.34	$13.92	15167.8521
1/1/2007 to 12/31/2007	$13.92	$12.66	13330.4
1/1/2008 to 12/31/2008	$12.66	$7.72	12513.1

Seligman Capital Fund 5/1/2007 to 12/31/2007	$10.56	$11.08	220.2
1/1/2008 to 12/31/2008	$11.08	$5.63	440.1

Templeton Foreign Fund 3/4/2005 to 12/31/2005	$11.72	$12.39	75259.5238
1/1/2006 to 12/31/2006	$12.39	$14.65	155161.7454
1/1/2007 to 12/31/2007	$14.65	$16.93	227632.4
1/1/2008 to 12/31/2008	$16.93	$8.99	257259.0

Templeton Growth Fund, Inc. 3/4/2005 to 12/31/2005	$11.52	$11.92	228092.9878
1/1/2006 to 12/31/2006	$11.92	$14.32	99121.6628
1/1/2007 to 12/31/2007	$14.32	$14.42	171119.5
1/1/2008 to 12/31/2008	$14.42	$8.03	158309.6

Transamerica Convertible Securities 5/1/2008 to 12/31/2008	$10.45	$6.86	0.0

Transamerica Equity 5/1/2008 to 12/31/2008	$10.84	$6.21	0.0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

Transamerica Growth Opportunities 5/1/2008 to 12/31/2008	$10.65	$6.74	0.0

Transamerica Small/Mid Cap Value 5/1/2008 to 12/31/2008	$10.39	$6.32	11129.0

Van Kampen Comstock Fund 3/4/2005 to 12/31/2005	$11.02	$11.20	588296.2328
1/1/2006 to 12/31/2006	$11.20	$12.81	232358.9225
1/1/2007 to 12/31/2007	$12.81	$12.38	244053.6
1/1/2008 to 12/31/2008	$12.38	$7.82	227252.0

Class L
(if you purchased your contract after June 23, 2008)

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
AIM Basic Value Fund 6/23/2008 to 12/31/2008	$10.89	$6.04	0.0
AIM Mid Cap Core Equity Fund 6/23/2008 to 12/31/2008	$12.99	$9.64	21948.9
AllianceBernstein International Value Fund 6/23/2008 to 12/31/2008	$8.97	$4.76	54477.4
AllianceBernstein Small/Mid Cap Value Fund 6/23/2008 to 12/31/2008	$12.81	$8.57	29972.3
AllianceBernstein Value Fund 6/23/2008 to 12/31/2008	$10.61	$7.25	0.0
Allianz CCM Capital Appreciation Fund 6/23/2008 to 12/31/2008	$10.55	$6.55	6649.4
Allianz NFJ Dividend Value Fund 6/23/2008 to 12/31/2008	$9.35	$6.44	73268.8
Allianz NFJ Small-Cap Value Fund 6/23/2008 to 12/31/2008	$14.93	$10.71	25117.0
Allianz OCC Renaissance Fund 6/23/2008 to 12/31/2008	$11.28	$7.25	0.0
American Century Equity Income Fund 6/23/2008 to 12/31/2008	$11.45	$9.86	0.0
American Century Ultra® Fund 6/23/2008 to 12/31/2008	$11.12	$7.14	0.0
American Funds – Bond Fund of America, Inc. 6/23/2008 to 12/31/2008	$10.64	$9.38	253361.4
American Funds – EuroPacific Growth Fund 6/23/2008 to 12/31/2008	$16.99	$11.09	297777.1
American Funds – Growth Fund of America, Inc. 6/23/2008 to 12/31/2008	$13.86	$8.79	380176.4
American Funds – Income Fund of America, Inc. 6/23/2008 to 12/31/2008	$12.07	$9.23	28323.6
American Funds – Investment Company of America 6/23/2008 to 12/31/2008	$12.02	$8.62	38943.9
BlackRock Basic Value Fund, Inc. 6/23/2008 to 12/31/2008	$11.83	$8.24	92459.1
BlackRock Total Return Portfolio 6/23/2008 to 12/31/2008	$10.34	$9.24	4007.8
BlackRock Fundamental Growth Fund, Inc. 6/23/2008 to 12/31/2008	$12.95	$8.37	211127.7
BlackRock Global Allocation Fund, Inc. 6/23/2008 to 12/31/2008	$15.10	$12.16	280891.0
BlackRock Global Growth Fund, Inc. 6/23/2008 to 12/31/2008	$9.82	$6.05	14465.5
BlackRock Global SmallCap Fund, Inc. 6/23/2008 to 12/31/2008	$16.16	$10.28	0.0
BlackRock Government Income Fund 6/23/2008 to 12/31/2008	$10.45	$11.06	10768.7
BlackRock High Income Fund 6/23/2008 to 12/31/2008	$9.56	$6.51	3320.3
BlackRock International Index Fund 6/23/2008 to 12/31/2008	$15.18	$9.69	0.0
BlackRock International Value Fund 6/23/2008 to 12/31/2008	$9.53	$6.09	12989.5

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
BlackRock Short-Term Bond 6/23/2008 to 12/31/2008	$10.28	$9.49	0.0
BlackRock Large Cap Core Fund 6/23/2008 to 12/31/2008	$12.30	$8.77	5490.7
BlackRock Large Cap Growth Fund 6/23/2008 to 12/31/2008	$12.06	$8.47	12378.7
BlackRock Large Cap Value Fund 6/23/2008 to 12/31/2008	$13.14	$9.31	6161.8
BlackRock Small Cap Index Fund 6/23/2008 to 12/31/2008	$12.05	$8.35	0.0
BlackRock S&P 500 Index Fund 6/23/2008 to 12/31/2008	$11.75	$8.08	5500.2
BlackRock Value Opportunities Fund, Inc. 6/23/2008 to 12/31/2008	$11.99	$7.39	927.3
Cohen & Steers Realty Income Fund, Inc. 6/23/2008 to 12/31/2008	$11.62	$7.43	0.0
Columbia Acorn USA 6/23/2008 to 12/31/2008	$12.93	$8.13	46477.1
Columbia Acorn International Fund 6/23/2008 to 12/31/2008	$10.35	$5.99	14416.2
Columbia Marsico Growth Fund 6/23/2008 to 12/31/2008	$10.21	$6.60	389448.9
Davis New York Venture Fund, Inc. 6/23/2008 to 12/31/2008	$12.48	$8.18	62779.1
Delaware Trend Fund 6/23/2008 to 12/31/2008	$11.65	$6.85	6056.8
Dreyfus Appreciation Fund, Inc. 6/23/2008 to 12/31/2008	$12.16	$8.76	204359.0
Eaton Vance Floating-Rate Fund 6/23/2008 to 12/31/2008	$10.68	$7.43	13309.6
Eaton Vance Large-Cap Value Fund 6/23/2008 to 12/31/2008	$10.18	$6.96	181028.4
Federated Capital Appreciation Fund 6/23/2008 to 12/31/2008	$12.88	$9.50	173014.2
Federated Kaufmann Fund 6/23/2008 to 12/31/2008	$14.77	$9.55	53083.4
Fidelity Advisors Equity Growth Fund 6/23/2008 to 12/31/2008	$13.34	$7.63	0.0
Janus Adviser Forty Fund 6/23/2008 to 12/31/2008	$13.75	$7.36	221603.9
Janus Adviser Mid Cap Growth Fund 6/23/2008 to 12/31/2008	$11.18	$6.73	45420.1
JPMorgan Multi-Capital Market Neutral Fund 6/23/2008 to 12/31/2008	$10.10	$9.89	4263.9
JPMorgan Small Cap Growth Fund 6/23/2008 to 12/31/2008	$9.47	$6.11	765.5
Lord Abbett Affiliated Fund, Inc. 6/23/2008 to 12/31/2008	$11.52	$8.22	105225.2
Lord Abbett Bond-Debenture Fund, Inc. 6/23/2008 to 12/31/2008	$11.54	$9.15	2267.7

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Lord Abbett Mid-Cap Value Fund, Inc. 6/23/2008 to 12/31/2008	$11.68	$7.84	16970.8
Merrill Lynch Ready Assets Trust 6/23/2008 to 12/31/2008	$10.79	$10.82	244932.2
Oppenheimer Capital Appreciation Fund 6/23/2008 to 12/31/2008	$12.42	$7.03	3329.9
Oppenheimer Main Street Fund® 6/23/2008 to 12/31/2008	$12.06	$7.90	891.3
Oppenheimer Main Street Small Cap Fund® 6/23/2008 to 12/31/2008	$12.70	$8.22	0.0
PIMCO CommodityRealReturn Strategy Fund 6/23/2008 to 12/31/2008	$16.68	$7.31	94476.9
PIMCO Low Duration Fund 6/23/2008 to 12/31/2008	$10.49	$10.16	4781.8
PIMCO Real Return Fund 6/23/2008 to 12/31/2008	$11.28	$10.16	226849.6
PIMCO Total Return Fund 6/23/2008 to 12/31/2008	$11.11	$11.39	949990.5
Pioneer Fund 6/23/2008 to 12/31/2008	$12.46	$8.74	0.0
Pioneer High Yield Fund 6/23/2008 to 12/31/2008	$11.76	$7.38	2632.5
Pioneer Emerging Markets Fund 6/23/2008 to 12/31/2008	$14.68	$6.72	13945.4
Pioneer Real Estate Shares Fund 6/23/2008 to 12/31/2008	$10.26	$6.32	43869.9
Pioneer Small Cap Value Fund 6/23/2008 to 12/31/2008	$11.69	$7.69	0.0
Seligman Capital Fund 6/23/2008 to 12/31/2008	$11.13	$5.62	2104.6
Templeton Foreign Fund 6/23/2008 to 12/31/2008	$14.41	$8.96	12391.5
Templeton Growth Fund, Inc. 6/23/2008 to 12/31/2008	$12.20	$8.00	4107.9
Transamerica Convertible Securities 6/23/2008 to 12/31/2008	$10.29	$6.85	1076.3
Transamerica Equity 6/23/2008 to 12/31/2008	$10.25	$6.21	0.0
Transamerica Growth Opportunities 6/23/2008 to 12/31/2008	$10.39	$6.73	0.0
Transamerica Small/Mid Cap Value 6/23/2008 to 12/31/2008	$10.93	$6.32	21247.0
Van Kampen Comstock Fund 6/23/2008 to 12/31/2008	$10.54	$7.79	8005.7

Class C
(if you purchased your contract prior to June 23, 2008)

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
AIM Basic Value Fund
3/4/2005 to 12/31/2005	$11.27	$11.48	224.0685
1/1/2006 to 12/31/2006	$11.48	$12.79	221.7122
1/1/2007 to 12/31/2007	$12.79	$12.72	218.7
1/1/2008 to 12/31/2008	$12.72	$6.03	0.0
AIM Mid Cap Core Equity Fund
3/4/2005 to 12/31/2005	$11.07	$11.39	1012.9416
1/1/2006 to 12/31/2006	$11.39	$12.46	1880.2278
1/1/2007 to 12/31/2007	$12.46	$13.47	0.0
1/1/2008 to 12/31/2008	$13.47	$9.62	0.0
AllianceBernstein International Value Fund
5/1/2007 to 12/31/2007	$10.53	$10.40	49228.9
1/1/2008 to 12/31/2008	$10.40	$4.75	54458.40
AllianceBernstein Small/Mid Cap Value Fund
3/4/2005 to 12/31/2005	$11.36	$11.80	31593.8915
1/1/2006 to 12/31/2006	$11.80	$13.19	77200.9955
1/1/2007 to 12/31/2007	$13.19	$13.28	29137.2
1/1/2008 to 12/31/2008	$13.28	$8.55	22238.3
AllianceBernstein Value Fund
3/4/2005 to 12/31/2005	$11.13	$11.28	0
1/1/2006 to 12/31/2006	$11.28	13.46	1287.7103
1/1/2007 to 12/31/2007	$13.46	$12.65	1592.8
1/1/2008 to 12/31/2008	$12.65	$7.24	0.0
Allianz CCM Capital Appreciation Fund
5/1/2006 to 12/31/2006	$10.32	$10.08	0
1/1/2007 to 12/31/2007	$10.08	$11.61	0.0
1/1/2008 to 12/31/2008	$11.61	$6.54	0.0
Allianz NFJ Dividend Value Fund
5/1/2007 to 12/31/2007	$10.51	$10.25	2744.5
1/1/2008 to 12/31/2008	$10.25	$6.43	6764.4
Allianz NFJ Small-Cap Value Fund
3/4/2005 to 12/31/2005	$11.65	$12.13	39885.9306
1/1/2006 to 12/31/2006	$12.13	14.15	49402.6214
1/1/2007 to 12/31/2007	$14.15	$14.77	37760.4
1/1/2008 to 12/31/2008	$14.77	$10.69	25366.7
Allianz OCC Renaissance Fund
3/4/2005 to 12/31/2005	$10.97	$10.72	0
1/1/2006 to 12/31/2006	$10.72	$11.81	0
1/1/2007 to 12/31/2007	$11.81	$12.27	0.0
1/1/2008 to 12/31/2008	$12.27	$7.24	0.0
American Century Equity Income Fund
3/4/2005 to 12/31/2005	$10.82	$10.70	1441.8182
1/1/2006 to 12/31/2006	$10.70	$12.56	1387.9416
1/1/2007 to 12/31/2007	$12.56	$12.54	0.0
1/1/2008 to 12/31/2008	$12.54	$9.84	0.0
American Century Ultra® Fund
3/4/2005 to 12/31/2005	$10.77	$10.98	0
1/1/2006 to 12/31/2006	$10.98	$10.42	521.3921
1/1/2007 to 12/31/2007	$10.42	$12.47	0.0
1/1/2008 to 12/31/2008	$12.47	$7.12	0.0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
American Funds – Bond Fund of America, Inc.
3/4/2005 to 12/31/2005	$10.19	$10.22	62002.3891
1/1/2006 to 12/31/2006	$10.22	$10.65	226892.4836
1/1/2007 to 12/31/2007	$10.65	$10.84	270900.8
1/1/2008 to 12/31/2008	$10.84	$9.36	171538.4
American Funds – EuroPacific Growth Fund
3/4/2005 to 12/31/2005	$11.76	$13.48	43285.7736
1/1/2006 to 12/31/2006	$13.48	$16.17	139148.7486
1/1/2007 to 12/31/2007	$16.17	$18.92	191263.8
1/1/2008 to 12/31/2008	$18.92	$11.07	153153.0
American Funds – Growth Fund of America, Inc.
3/4/2005 to 12/31/2005	$11.01	$12.27	118410.4242
1/1/2006 to 12/31/2006	$12.27	$13.40	309053.9601
1/1/2007 to 12/31/2007	$13.40	$14.64	203442.8
1/1/2008 to 12/31/2008	$14.64	$8.78	196701.1
American Funds – Income Fund of America, Inc.
3/4/2005 to 12/31/2005	$10.88	$10.90	27808.5484
1/1/2006 to 12/31/2006	$10.90	$12.91	33197.5044
1/1/2007 to 12/31/2007	$12.91	$13.18	40830.4
1/1/2008 to 12/31/2008	$13.18	$9.21	27888.2
American Funds – Investment Company of America
3/4/2005 to 12/31/2005	$10.91	$11.26	18556.0205
1/1/2006 to 12/31/2006	$11.26	$12.86	30486.7485
1/1/2007 to 12/31/2007	$12.86	$13.39	35835.8
1/1/2008 to 12/31/2008	$13.39	$8.60	22670.7
BlackRock Basic Value Fund, Inc.
3/4/2005 to 12/31/2005	$10.96	$11.01	2516.9696
1/1/2006 to 12/31/2006	$11.01	$13.26	6371.7682
1/1/2007 to 12/31/2007	$13.26	$13.18	68975.0
1/1/2008 to 12/31/2008	$13.18	$8.22	50225.0
BlackRock Total Return Portfolio
3/4/2005 to 12/31/2005	$10.08	$10.08	2764.3271
1/1/2006 to 12/31/2006	$10.08	$10.30	8500.053
1/1/2007 to 12/31/2007	$10.30	$10.59	27511.4
1/1/2008 to 12/31/2008	$10.59	$9.22	19292.4
BlackRock Fundamental Growth Fund, Inc.
3/4/2005 to 12/31/2005	$10.84	$11.59	18920.2421
1/1/2006 to 12/31/2006	$11.59	$11.83	22178.9738
1/1/2007 to 12/31/2007	$11.83	$13.96	135976.8
1/1/2008 to 12/31/2008	$13.96	$8.35	139423.5
BlackRock Global Allocation Fund, Inc.
3/4/2005 to 12/31/2005	$11.20	$11.84	185975.164
1/1/2006 to 12/31/2006	$11.84	$13.51	422308.8256
1/1/2007 to 12/31/2007	$13.51	$15.52	342340.4
1/1/2008 to 12/31/2008	$15.52	$12.13	372531.4
BlackRock Global Growth Fund, Inc.
5/1/2008 to 12/31/2008	$10.46	$6.05	1276.9
BlackRock Global SmallCap Fund, Inc.
3/4/2005 to 12/31/2005	$11.65	$12.57	9856.5066
1/1/2006 to 12/31/2006	$12.57	$14.62	13835.7113
1/1/2007 to 12/31/2007	$14.62	$16.74	6992.6
1/1/2008 to 12/31/2008	$16.74	$10.25	4429.7

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
BlackRock Government Income Fund
10/13/2006 to 12/31/2006	$10.23	$10.37	4472.719
1/1/2007 to 12/31/2007	$10.37	$10.62	6715.3
1/1/2008 to 12/31/2008	$10.62	$11.04	5865.3
BlackRock High Income Fund
5/1/2007 to 12/31/2007	$10.15	$9.76	0
1/1/2008 to 12/31/2008	$9.76	$6.50	1647.6
BlackRock International Index Fund
3/4/2005 to 12/31/2005	$11.83	$12.72	3541.8222
1/1/2006 to 12/31/2006	$12.72	$15.75	5028.7117
1/1/2007 to 12/31/2007	$15.75	$17.06	4080.4
1/1/2008 to 12/31/2008	$17.06	$9.67	2641.2
BlackRock International Value Fund
5/1/2007 to 12/31/2007	$10.51	$10.83	1246.6
1/1/2008 to 12/31/2008	$10.83	$6.08	3211.0
BlackRock Large Cap Core Fund
3/4/2005 to 12/31/2005	$11.58	$12.42	22887.7687
1/1/2006 to 12/31/2006	$12.42	$13.79	38643.2139
1/1/2007 to 12/31/2007	$13.79	$14.23	35861.5
1/1/2008 to 12/31/2008	$14.23	$8.75	24258.8
BlackRock Large Cap Growth Fund
3/4/2005 to 12/31/2005	$11.20	$12.22	7650.8275
1/1/2006 to 12/31/2006	$12.22	$12.81	9986.9681
1/1/2007 to 12/31/2007	$12.81	$13.62	38654.6
1/1/2008 to 12/31/2008	$13.62	$8.45	33816.1
BlackRock Large Cap Value Fund
3/4/2005 to 12/31/2005	$11.68	$12.49	43305.1787
1/1/2006 to 12/31/2006	$12.49	$14.23	37780.5161
1/1/2007 to 12/31/2007	$14.23	$14.68	49637.5
1/1/2008 to 12/31/2008	$14.68	$9.29	32031.7
BlackRock Small Cap Index Fund
3/4/2005 to 12/31/2005	$11.19	$11.59	1790.2979
1/1/2006 to 12/31/2006	$11.59	$13.36	2404.6277
1/1/2007 to 12/31/2007	$13.36	$12.86	1018.8
1/1/2008 to 12/31/2008	$12.86	$8.33	1015.4
BlackRock S&P 500 Index Fund
3/4/2005 to 12/31/2005	$10.96	$11.16	5331.2168
1/1/2006 to 12/31/2006	$11.16	$12.65	7430.4771
1/1/2007 to 12/31/2007	$12.65	$13.07	7437.3
1/1/2008 to 12/31/2008	$13.07	$8.06	11853.7
BlackRock Short-Term Bond Fund
3/4/2005 to 12/31/2005	$9.97	$9.97	21975.0041
1/1/2006 to 12/31/2006	$9.97	$10.21	17985.543
1/1/2007 to 12/31/2007	$10.21	$10.36	1761.9
1/1/2008 to 12/31/2008	$10.36	$9.47	1170.6
BlackRock Value Opportunities Fund, Inc.
3/4/2005 to 12/31/2005	$11.00	$11.90	571.9651
1/1/2006 to 12/31/2006	$11.90	$13.13	6516.2672
1/1/2007 to 12/31/2007	$13.13	$12.75	3368.4
1/1/2008 to 12/31/2008	$12.75	$7.37	2811.6
Cohen & Steers Realty Income Fund, Inc.
3/4/2005 to 12/31/2005	$10.87	$11.77	23011.4672
1/1/2006 to 12/31/2006	$11.77	$15.05	48401.3435
1/1/2007 to 12/31/2007	$15.05	$11.79	36545.0
1/1/2008 to 12/31/2008	$11.79	$7.42	2049.7

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Columbia Acorn USA
3/4/2005 to 12/31/2005	$11.61	$12.61	61131.7486
1/1/2006 to 12/31/2006	$12.61	$13.40	118462.3751
1/1/2007 to 12/31/2007	$13.40	$13.60	60148.6
1/1/2008 to 12/31/2008	$13.60	$8.12	58685.4
Columbia Acorn International Fund
5/1/2007 to 12/31/2007	$10.65	$11.27	6490.1
1/1/2008 to 12/31/2008	$11.27	$5.98	10704.2
Columbia Marsico Growth Fund
5/1/2006 to 12/31/2006	$10.09	$10.30	13883.2453
1/1/2007 to 12/31/2007	$10.30	$11.56	264953.3
1/1/2008 to 12/31/2008	$11.56	$6.59	255694.4
Davis New York Venture Fund, Inc.
3/4/2005 to 12/31/2005	$11.18	$11.81	64914.76
1/1/2006 to 12/31/2006	$11.81	$13.38	169253.8874
1/1/2007 to 12/31/2007	$13.38	$13.82	92214.8
1/1/2008 to 12/31/2008	$13.82	$8.16	81313.9
Delaware Trend Fund
3/4/2005 to 12/31/2005	$10.39	$11.51	494.9114
1/1/2006 to 12/31/2006	$11.51	$12.11	3243.1345
1/1/2007 to 12/31/2007	$12.11	$13.17	5260.3
1/1/2008 to 12/31/2008	$13.17	$6.84	5162.1
Dreyfus Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$11.07	$10.95	53657.5293
1/1/2006 to 12/31/2006	$10.95	$12.53	98290.6281
1/1/2007 to 12/31/2007	$12.53	$13.14	117890.7
1/1/2008 to 12/31/2008	$13.14	$8.74	116918.8
Eaton Vance Floating-Rate Fund
3/4/2005 to 12/31/2005	$10.13	$10.35	39377.9884
1/1/2006 to 12/31/2006	$10.35	$10.83	114828.9568
1/1/2007 to 12/31/2007	$10.83	$10.84	11150.6
1/1/2008 to 12/31/2008	$10.84	$7.41	6607.1
Eaton Vance Large-Cap Value Fund
5/1/2007 to 12/31/2007	$10.58	$10.79	81246.3
1/1/2008 to 12/31/2008	$10.79	$6.95	59315.9
Federated Capital Appreciation Fund
3/4/2005 to 12/31/2005	$11.01	$10.91	418.3232
1/1/2006 to 12/31/2006	$10.91	$12.46	414.7114
1/1/2007 to 12/31/2007	$12.46	$13.56	97417.5
1/1/2008 to 12/31/2008	$13.56	$9.48	92684.0
Federated Kaufmann Fund
3/4/2005 to 12/31/2005	$11.33	$12.44	9151.4612
1/1/2006 to 12/31/2006	$12.44	$14.03	17008.4879
1/1/2007 to 12/31/2007	$14.03	$16.76	46630.3
1/1/2008 to 12/31/2008	$16.76	$9.53	30250.0
Fidelity Advisors Equity Growth Fund
3/4/2005 to 12/31/2005	$10.66	$11.19	0
1/1/2006 to 12/31/2006	$11.19	$11.73	0
1/1/2007 to 12/31/2007	$11.73	$14.58	0.0
1/1/2008 to 12/31/2008	$14.58	$7.61	0.0
Janus Adviser Forty Fund
5/1/2007 to 12/31/2007	$10.55	$13.32	232928.5
1/1/2008 to 12/31/2008	$13.32	$7.35	88306.7
Janus Adviser Mid Cap Growth Fund
5/1/2007 to 12/31/2007	$10.57	$11.56	47524.3
1/1/2008 to 12/31/2008	$11.56	$6.73	27031.7

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
JPMorgan Multi-Capital Market Neutral Fund
6/30/2006 to 12/31/2006	$10.33	$10.52	69743.362
1/1/2007 to 12/31/2007	$10.52	$10.07	1035.3
1/1/2008 to 12/31/2008	$10.07	$9.87	183.2
JPMorgan Small Cap Growth Fund
5/1/2007 to 12/31/2007	$10.19	$10.94	0
1/1/2008 to 12/31/2008	$10.94	$6.11	0.0
Lord Abbett Affiliated Fund, Inc.
3/4/2005 to 12/31/2005	$11.14	$11.23	4787.3832
1/1/2006 to 12/31/2006	$11.23	$12.99	64203.4036
1/1/2007 to 12/31/2007	$12.99	$13.25	72292.8
1/1/2008 to 12/31/2008	$13.25	$8.20	51853.2
Lord Abbett Bond-Debenture Fund, Inc.
3/4/2005 to 12/31/2005	$10.44	$10.38	12589.5859
1/1/2006 to 12/31/2006	$10.38	$11.23	17228.2462
1/1/2007 to 12/31/2007	$11.23	$11.64	15730.4
1/1/2008 to 12/31/2008	$11.64	$9.13	13436.0
Lord Abbett Mid-Cap Value Fund, Inc.
3/4/2005 to 12/31/2005	$11.46	$12.00	21810.1151
1/1/2006 to 12/31/2006	$12.00	$13.27	37402.943
1/1/2007 to 12/31/2007	$13.27	$13.13	60122.5
1/1/2008 to 12/31/2008	$13.13	$7.82	30469.9
Merrill Lynch Ready Assets Trust
3/4/2005 to 12/31/2005	$10.00	$10.09	5046.5256
1/1/2006 to 12/31/2006	$10.09	$10.37	64190.755
1/1/2007 to 12/31/2007	$10.37	$10.70	33681.4
1/1/2008 to 12/31/2008	$10.70	$10.80	47062.0
Oppenheimer Capital Appreciation Fund
3/4/2005 to 12/31/2005	$10.73	$11.13	6990.5356
1/1/2006 to 12/31/2006	$11.13	$11.77	2339.4821
1/1/2007 to 12/31/2007	$11.77	$13.18	2160.0
1/1/2008 to 12/31/2008	$13.18	$7.02	2354.6
Oppenheimer Main Street Fund®
3/4/2005 to 12/31/2005	$10.95	$11.28	992.3654
1/1/2006 to 12/31/2006	$11.28	$12.75	1063.1234
1/1/2007 to 12/31/2007	$12.75	$13.08	1675.9
1/1/2008 to 12/31/2008	$13.08	$7.88	885.2
Oppenheimer Main Street Small Cap Fund®
3/4/2005 to 12/31/2005	$11.51	$12.35	5621.3764
1/1/2006 to 12/31/2006	$12.35	$13.94	4938.175
1/1/2007 to 12/31/2007	$13.94	$13.50	9933.5
1/1/2008 to 12/31/2008	$13.50	$8.20	12646.5
PIMCO CommodityRealReturn Strategy Fund
3/4/2005 to 12/31/2005	$10.58	$11.44	51204.5718
1/1/2006 to 12/31/2006	$11.44	$10.87	121027.8317
1/1/2007 to 12/31/2007	$10.87	$13.18	125116.7
1/1/2008 to 12/31/2008	$13.18	$7.30	110385.7
PIMCO Low Duration Fund
5/1/2007 to 12/31/2007	$10.02	$10.50	613.4
1/1/2008 to 12/31/2008	$10.50	$10.16	1966.3
PIMCO Real Return Fund
3/4/2005 to 12/31/2005	$10.22	$10.30	6593.2861
1/1/2006 to 12/31/2006	$10.30	$10.12	8822.7664
1/1/2007 to 12/31/2007	$10.12	$11.07	138403.1
1/1/2008 to 12/31/2008	$11.07	$10.14	128410.2

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
PIMCO Total Return Fund
3/4/2005 to 12/31/2005	$10.06	$10.16	123199.4261
1/1/2006 to 12/31/2006	$10.16	$10.36	297641.5184
1/1/2007 to 12/31/2007	$10.36	$11.07	420719.3
1/1/2008 to 12/31/2008	$11.07	$11.36	460920.8
Pioneer Fund
3/4/2005 to 12/31/2005	$11.12	$11.44	32818.649
1/1/2006 to 12/31/2006	$11.44	$13.11	161341.8009
1/1/2007 to 12/31/2007	$13.11	$13.50	6693.4
1/1/2008 to 12/31/2008	$13.50	$8.72	4314.4
Pioneer High Yield Fund
3/4/2005 to 12/31/2005	$10.43	$10.38	13794.7337
1/1/2006 to 12/31/2006	$10.38	$11.30	20021.2959
1/1/2007 to 12/31/2007	$11.30	$11.90	17979.9
1/1/2008 to 12/31/2008	$11.90	$7.37	8366.9
Pioneer Emerging Markets Fund
5/1/2006 to 12/31/2006	$11.03	$11.91	1642.1926
1/1/2007 to 12/31/2007	$11.91	$16.63	8714.4
1/1/2008 to 12/31/2008	$16.63	$6.71	11797.2
Pioneer Real Estate Shares Fund
5/1/2008 to 12/31/2008	$11.57	$6.32	23474.2
Pioneer Small Cap Value Fund
3/4/2005 to 12/31/2005	$11.38	$12.32	9177.3839
1/1/2006 to 12/31/2006	$12.32	$13.88	14395.4225
1/1/2007 to 12/31/2007	$13.88	$12.60	15034.1
1/1/2008 to 12/31/2008	$12.60	$7.67	8942.6
Seligman Capital Fund
5/1/2007 to 12/31/2007	$10.56	$11.06	0
1/1/2008 to 12/31/2008	$11.06	$5.61	0.0
Templeton Foreign Fund
3/4/2005 to 12/31/2005	$11.71	$12.37	43374.5335
1/1/2006 to 12/31/2006	$12.37	$14.60	57524.165
1/1/2007 to 12/31/2007	$14.60	$16.85	15763.1
1/1/2008 to 12/31/2008	$16.85	$8.94	11816.9
Templeton Growth Fund, Inc.
3/4/2005 to 12/31/2005	$11.51	$11.90	17577.7089
1/1/2006 to 12/31/2006	$11.90	$14.27	13665.0895
1/1/2007 to 12/31/2007	$14.27	$14.35	11571.6
1/1/2008 to 12/31/2008	$14.35	$7.98	6923.3
Transamerica Convertible Securities
5/1/2008 to 12/31/2008	$10.44	$6.85	0.0
Transamerica Equity
5/1/2008 to 12/31/2008	$10.84	$6.20	0.0
Transamerica Growth Opportunities
5/1/2008 to 12/31/2008	$10.65	$6.73	0.0
Transamerica Small/Mid Cap Value
5/1/2008 to 12/31/2008	$10.39	$6.31	349.9

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Van Kampen Comstock Fund
3/4/2005 to 12/31/2005	$11.01	$11.18	43805.9061
1/1/2006 to 12/31/2006	$11.18	$12.77	9303.1165
1/1/2007 to 12/31/2007	$12.77	$12.32	11940.9
1/1/2008 to 12/31/2008	$12.32	$7.78	9120.6

Class C
(if you purchased your contract after June 23, 2008)

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
AIM Basic Value Fund 6/23/2008 to 12/31/2008	$10.83	$6.00	0.0
AIM Mid Cap Core Equity Fund 6/23/2008 to 12/31/2008	$12.92	$9.58	2156.6
AlianceBernstein International Value Fund 6/23/2008 to 12/31/2008	$8.95	$4.75	1775.2
AllianceBernstein Small/Mid Cap Value Fund 6/23/2008 to 12/31/2008	$12.74	$8.52	3503.3
AllianceBernstein Value Fund 6/23/2008 to 12/31/2008	$10.55	$7.21	0.0
Allianz CCM Capital Appreciation Fund 6/23/2008 to 12/31/2008	$10.52	$6.52	0.0
Allianz NFJ Dividend Value Fund 6/23/2008 to 12/31/2008	$9.33	$6.42	0.0
Allianz NFJ Small-Cap Value Fund 6/23/2008 to 12/31/2008	$14.84	$10.65	2175.9
Allianz OCC Renaissance Fund 6/23/2008 to 12/31/2008	$11.22	$7.21	0.0
American Century Equity Income Fund 6/23/2008 to 12/31/2008	$11.39	$9.80	0.0
American Century Ultra® Fund 6/23/2008 to 12/31/2008	$11.06	$7.09	0.0
American Funds – Bond Fund of America, Inc. 6/23/2008 to 12/31/2008	$10.58	$9.32	20512.2
American Funds – EuroPacific Growth Fund 6/23/2008 to 12/31/2008	$16.90	$11.02	20590.6
American Funds – Growth Fund of America, Inc. 6/23/2008 to 12/31/2008	$13.78	$8.74	20924.0
American Funds – Income Fund of America, Inc. 6/23/2008 to 12/31/2008	$12.00	$9.17	6277.4
American Funds – Investment Company of America 6/23/2008 to 12/31/2008	$11.96	$8.56	1201.9
BlackRock Basic Value Fund, Inc. 6/23/2008 to 12/31/2008	$11.76	$8.18	8622.7
BlackRock Total Return Portfolio 6/23/2008 to 12/31/2008	$10.28	$9.18	122.7
BlackRock Fundamental Growth Fund, Inc. 6/23/2008 to 12/31/2008	$12.88	$8.32	21227.6
BlackRock Global Allocation Fund, Inc. 6/23/2008 to 12/31/2008	$15.02	$12.08	14147.6
BlackRock Global Growth Fund, Inc. 6/23/2008 to 12/31/2008	$9.81	$6.05	1381.9
BlackRock Global SmallCap Fund, Inc. 6/23/2008 to 12/31/2008	$16.07	$10.21	0.0
BlackRock Government Income Fund 6/23/2008 to 12/31/2008	$10.42	$11.02	407.2
BlackRock High Income Fund 6/23/2008 to 12/31/2008	$9.54	$6.49	508.7
BlackRock International Index Fund 6/23/2008 to 12/31/2008	$15.10	$9.63	0.0
BlackRock International Value Fund 6/23/2008 to 12/31/2008	$9.51	$6.07	0.0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
BlackRock Short-Term Bond 6/23/2008 to 12/31/2008	$10.22	$9.43	0.0
BlackRock Large Cap Core Fund 6/23/2008 to 12/31/2008	$12.24	$8.72	8465.4
BlackRock Large Cap Growth Fund 6/23/2008 to 12/31/2008	$11.99	$8.42	273.9
BlackRock Large Cap Value Fund 6/23/2008 to 12/31/2008	$13.07	$9.25	0.0
BlackRock Small Cap Index Fund 6/23/2008 to 12/31/2008	$11.98	$8.30	0.0
BlackRock S&P 500 Index Fund 6/23/2008 to 12/31/2008	$11.68	$8.03	0.0
BlackRock Value Opportunities Fund, Inc. 6/23/2008 to 12/31/2008	$11.93	$7.34	0.0
Cohen & Steers Realty Income Fund, Inc. 6/23/2008 to 12/31/2008	$11.55	$7.39	0.0
Columbia Acorn USA 6/23/2008 to 12/31/2008	$12.86	$8.08	2833.1
Columbia Acorn International Fund 6/23/2008 to 12/31/2008	$10.32	$5.97	0.0
Columbia Marsico Growth Fund 6/23/2008 to 12/31/2008	$10.18	$6.57	34531.1
Davis New York Venture Fund, Inc. 6/23/2008 to 12/31/2008	$12.41	$8.12	9111.8
Delaware Trend Fund 6/23/2008 to 12/31/2008	$11.59	$6.81	0.0
Dreyfus Appreciation Fund, Inc. 6/23/2008 to 12/31/2008	$12.10	$8.70	16815.0
Eaton Vance Floating-Rate Fund 6/23/2008 to 12/31/2008	$10.62	$7.38	0.0
Eaton Vance Large-Cap Value Fund 6/23/2008 to 12/31/2008	$10.16	$6.94	13114.6
Federated Capital Appreciation Fund 6/23/2008 to 12/31/2008	$12.81	$9.44	15505.7
Federated Kaufmann Fund 6/23/2008 to 12/31/2008	$14.69	$9.49	2969.3
Fidelity Advisors Equity Growth Fund 6/23/2008 to 12/31/2008	$13.27	$7.58	0.0
Janus Adviser Forty Fund 6/23/2008 to 12/31/2008	$13.72	$7.34	17840.8
Janus Adviser Mid Cap Growth Fund 6/23/2008 to 12/31/2008	$11.16	$6.71	5911.0
JPMorgan Multi-Capital Market Neutral Fund 6/23/2008 to 12/31/2008	$10.06	$9.85	0.0
JPMorgan Small Cap Growth Fund 6/23/2008 to 12/31/2008	$9.45	$6.09	2434.4
Lord Abbett Affiliated Fund, Inc. 6/23/2008 to 12/31/2008	$11.46	$8.16	8643.9
Lord Abbett Bond-Debenture Fund, Inc. 6/23/2008 to 12/31/2008	$11.48	$9.09	0.0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Lord Abbett Mid-Cap Value Fund, Inc. 6/23/2008 to 12/31/2008	$11.62	$7.79	0.0
Merrill Lynch Ready Assets Trust 6/23/2008 to 12/31/2008	$10.73	$10.76	5536.9
Oppenheimer Capital Appreciation Fund 6/23/2008 to 12/31/2008	$12.35	$6.99	0.0
Oppenheimer Main Street Fund® 6/23/2008 to 12/31/2008	$11.99	$7.85	0.0
Oppenheimer Main Street Small Cap Fund® 6/23/2008 to 12/31/2008	$12.63	$8.17	0.0
PIMCO CommodityRealReturn Strategy Fund 6/23/2008 to 12/31/2008	$16.58	$7.27	7416.2
PIMCO Low Duration Fund 6/23/2008 to 12/31/2008	$10.47	$10.14	0.0
PIMCO Real Return Fund 6/23/2008 to 12/31/2008	$11.22	$10.10	21040.8
PIMCO Total Return Fund 6/23/2008 to 12/31/2008	$11.05	$11.31	82550.0
Pioneer Fund 6/23/2008 to 12/31/2008	$12.39	$8.68	2356.9
Pioneer High Yield Fund 6/23/2008 to 12/31/2008	$11.69	$7.34	0.0
Pioneer Emerging Markets Fund 6/23/2008 to 12/31/2008	$14.63	$6.69	0.0
Pioneer Real Estate Shares Fund 6/23/2008 to 12/31/2008	$10.26	$6.31	3627.1
Pioneer Small Cap Value Fund 6/23/2008 to 12/31/2008	$11.62	$7.64	0.0
Seligman Capital Fund 6/23/2008 to 12/31/2008	$11.11	$5.60	0.0
Templeton Foreign Fund 6/23/2008 to 12/31/2008	$14.33	$8.90	3272.9
Templeton Growth Fund, Inc. 6/23/2008 to 12/31/2008	$12.13	$7.95	0.0
Transamerica Convertible Securities 6/23/2008 to 12/31/2008	$10.28	$6.84	0.0
Transamerica Equity 6/23/2008 to 12/31/2008	$10.24	$6.20	0.0
Transamerica Growth Opportunities 6/23/2008 to 12/31/2008	$10.39	$6.72	0.0
Transamerica Small/Mid Cap Value 6/23/2008 to 12/31/2008	$10.92	$6.31	852.1
Van Kampen Comstock Fund 6/23/2008 to 12/31/2008	$10.48	$7.74	1344.8

Class XC
(if you purchased your contract prior to June 23, 2008)

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
AIM Basic Value Fund 3/4/2005 to 12/31/2005	$11.26	$11.47	7331.9944
1/1/2006 to 12/31/2006	$11.47	$12.77	13343.573
1/1/2007 to 12/31/2007	$12.77	$12.70	11625.5
1/1/2008 to 12/31/2008	$12.70	$6.01	11486.5
AIM Mid Cap Core Equity Fund 3/4/2005 to 12/31/2005	$11.07	$11.39	18014.6128
1/1/2006 to 12/31/2006	$11.39	$12.45	24551.4474
1/1/2007 to 12/31/2007	$12.45	$13.45	56038.5
1/1/2008 to 12/31/2008	$13.45	$9.60	69460.9
AllianceBernstein International Value Fund 5/1/2007 to 12/31/2007	$10.53	$10.40	165025.2
1/1/2008 to 12/31/2008	$10.40	$4.75	218732.4
AllianceBernstein Small/Mid Cap Value Fund 3/4/2005 to 12/31/2005	$11.36	$11.79	312864.1984
1/1/2006 to 12/31/2006	$11.79	$13.18	628236.7453
1/1/2007 to 12/31/2007	$13.18	$13.26	240243.8
1/1/2008 to 12/31/2008	$13.26	$8.54	250710.1
AllianceBernstein Value Fund 3/4/2005 to 12/31/2005	$11.13	$11.27	2293.0999
1/1/2006 to 12/31/2006	$11.27	$13.44	17112.8156
1/1/2007 to 12/31/2007	$13.44	$12.63	24954.7
1/1/2008 to 12/31/2008	$12.63	$7.22	19466.1
Allianz CCM Capital Appreciation Fund 5/1/2006 to 12/31/2006	$10.32	$10.07	0
1/1/2007 to 12/31/2007	$10.07	$11.60	0.0
1/1/2008 to 12/31/2008	$11.60	$6.53	0.0
Allianz NFJ Dividend Value Fund 5/1/2007 to 12/31/2007	$10.51	$10.24	114474.8
1/1/2008 to 12/31/2008	$10.24	$6.42	126655.7
Allianz NFJ Small-Cap Value Fund 3/4/2005 to 12/31/2005	$11.64	$12.12	39479.8557
1/1/2006 to 12/31/2006	$12.12	$14.13	75635.1697
1/1/2007 to 12/31/2007	$14.13	$14.75	111635.9
1/1/2008 to 12/31/2008	$14.75	$10.67	101840.8
Allianz OCC Renaissance Fund 3/4/2005 to 12/31/2005	$10.97	$10.71	4795.329
1/1/2006 to 12/31/2006	$10.71	$11.80	5126.1463
1/1/2007 to 12/31/2007	$11.80	$12.25	6209.4
1/1/2008 to 12/31/2008	$12.25	$7.22	1350.2
American Century Equity Income Fund 3/4/2005 to 12/31/2005	$10.82	$10.69	38679.416
1/1/2006 to 12/31/2006	$10.69	$12.55	47501.0704
1/1/2007 to 12/31/2007	$12.55	$12.52	7790.5
1/1/2008 to 12/31/2008	$12.52	$9.82	7574.1
American Century Ultra® Fund 3/4/2005 to 12/31/2005	$10.76	$10.97	0
1/1/2006 to 12/31/2006	$10.97	$10.41	7550.6092
1/1/2007 to 12/31/2007	$10.41	$12.45	3304.7
1/1/2008 to 12/31/2008	$12.45	$7.11	3273.8

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
American Funds – Bond Fund of America, Inc. 3/4/2005 to 12/31/2005	$10.18	$10.21	405480.0812
1/1/2006 to 12/31/2006	$10.21	$10.64	1531143.311
1/1/2007 to 12/31/2007	$10.64	$10.82	2103852.4
1/1/2008 to 12/31/2008	$10.82	$9.34	1820222.9
American Funds – EuroPacific Growth Fund 3/4/2005 to 12/31/2005	$11.76	$13.48	385738.6043
1/1/2006 to 12/31/2006	$13.48	$16.15	1055180.045
1/1/2007 to 12/31/2007	$16.15	$18.89	1738578.1
1/1/2008 to 12/31/2008	$18.89	$11.05	1979837.4
American Funds – Growth Fund of America, Inc. 3/4/2005 to 12/31/2005	$11.00	$12.27	887691.5054
1/1/2006 to 12/31/2006	$12.27	$13.39	2079587.755
1/1/2007 to 12/31/2007	$13.39	$14.61	1990020.1
1/1/2008 to 12/31/2008	$14.61	$8.76	2719634.5
American Funds – Income Fund of America, Inc. 3/4/2005 to 12/31/2005	$10.88	$10.90	206290.3388
1/1/2006 to 12/31/2006	$10.90	$12.89	344108.884
1/1/2007 to 12/31/2007	$12.89	$13.16	712388.3
1/1/2008 to 12/31/2008	$13.16	$9.19	667530.9
American Funds – Investment Company of America 3/4/2005 to 12/31/2005	$10.90	$11.26	228807.3436
1/1/2006 to 12/31/2006	$11.26	$12.84	419442.8089
1/1/2007 to 12/31/2007	$12.84	$13.37	757459.0
1/1/2008 to 12/31/2008	$13.37	$8.58	851250.5
BlackRock Basic Value Fund, Inc. 3/4/2005 to 12/31/2005	$10.96	$11.01	33900.6947
1/1/2006 to 12/31/2006	$11.01	$13.25	70343.0733
1/1/2007 to 12/31/2007	$13.25	$13.16	615983.2
1/1/2008 to 12/31/2008	$13.16	$8.20	552391.6
BlackRock Total Return Portfolio 3/4/2005 to 12/31/2005	$10.07	$10.07	29186.0595
1/1/2006 to 12/31/2006	$10.07	$10.29	78519.0893
1/1/2007 to 12/31/2007	$10.29	$10.57	102538.7
1/1/2008 to 12/31/2008	$10.57	$9.20	98769.5
BlackRock Fundamental Growth Fund, Inc. 3/4/2005 to 12/31/2005	$10.83	$11.58	21974.2327
1/1/2006 to 12/31/2006	$11.58	$11.82	33094.166
1/1/2007 to 12/31/2007	$11.82	$13.94	973826.1
1/1/2008 to 12/31/2008	$13.94	$8.34	1191091.8
BlackRock Global Allocation Fund, Inc. 3/4/2005 to 12/31/2005	$11.20	$11.83	266237.149
1/1/2006 to 12/31/2006	$11.83	$13.50	516318.3845
1/1/2007 to 12/31/2007	$13.50	$15.49	1152248.0
1/1/2008 to 12/31/2008	$15.49	$12.11	1475106.5
BlackRock Global Growth Fund, Inc. 5/1/2008 to 12/31/2008	$10.46	$6.05	0.0
BlackRock Global SmallCap Fund, Inc. 3/4/2005 to 12/31/2005	$11.65	$12.56	53843.7051
1/1/2006 to 12/31/2006	$12.56	$14.60	81463.4342
1/1/2007 to 12/31/2007	$14.60	$16.71	41703.5
1/1/2008 to 12/31/2008	$16.71	$10.23	34919.7

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
BlackRock Government Income Fund 10/13/2006 to 12/31/2006	$10.23	$10.37	9068.2296
1/1/2007 to 12/31/2007	$10.37	$10.61	50433.3
1/1/2008 to 12/31/2008	$10.61	$11.03	74232.8
BlackRock High Income Fund 5/1/2007 to 12/31/2007	$10.15	$9.76	0
1/1/2008 to 12/31/2008	$9.76	$6.50	2044.5
BlackRock International Index Fund 3/4/2005 to 12/31/2005	$11.83	$12.72	27275.9116
1/1/2006 to 12/31/2006	$12.72	$15.73	93059.336
1/1/2007 to 12/31/2007	$15.73	$17.03	31064.5
1/1/2008 to 12/31/2008	$17.03	$9.65	23313.9
BlackRock International Value Fund 5/1/2007 to 12/31/2007	$10.51	$10.83	24361.4
1/1/2008 to 12/31/2008	$10.83	$6.08	47694.6
BlackRock Large Cap Core Fund 3/4/2005 to 12/31/2005	$11.58	$12.41	34557.445
1/1/2006 to 12/31/2006	$12.41	$13.77	80073.2041
1/1/2007 to 12/31/2007	$13.77	$14.21	186298.4
1/1/2008 to 12/31/2008	$14.21	$8.74	229474.6
BlackRock Large Cap Growth Fund 3/4/2005 to 12/31/2005	$11.19	$12.22	8147.0333
1/1/2006 to 12/31/2006	$12.22	$12.80	20418.2451
1/1/2007 to 12/31/2007	$12.80	$13.60	46876.8
1/1/2008 to 12/31/2008	$13.60	$8.44	60205.9
BlackRock Large Cap Value Fund 3/4/2005 to 12/31/2005	$11.67	$12.48	276572.8315
1/1/2006 to 12/31/2006	$12.48	$14.22	162816.2456
1/1/2007 to 12/31/2007	$14.22	$14.65	161210.6
1/1/2008 to 12/31/2008	$14.65	$9.27	153787.6
BlackRock Small Cap Index Fund 3/4/2005 to 12/31/2005	$11.19	$11.58	948.781
1/1/2006 to 12/31/2006	$11.58	$13.34	3976.5637
1/1/2007 to 12/31/2007	$13.34	$12.84	1815.7
1/1/2008 to 12/31/2008	$12.84	$8.31	1797.0
BlackRock S&P 500 Index Fund 3/4/2005 to 12/31/2005	$10.96	$11.15	66187.8067
1/1/2006 to 12/31/2006	$11.15	$12.64	88939.4601
1/1/2007 to 12/31/2007	$12.64	$13.05	149517.4
1/1/2008 to 12/31/2008	$13.05	$8.05	157496.2
BlackRock Short-Term Fund 3/4/2005 to 12/31/2005	$9.97	$9.96	160901.8139
1/1/2006 to 12/31/2006	$9.96	$10.20	43479.2645
1/1/2007 to 12/31/2007	$10.20	$10.35	11501.7
1/1/2008 to 12/31/2008	$10.35	$9.45	10141.6
BlackRock Value Opportunities Fund, Inc. 3/4/2005 to 12/31/2005	$11.00	$11.90	17246.4551
1/1/2006 to 12/31/2006	$11.90	$13.12	8667.9808
1/1/2007 to 12/31/2007	$13.12	$12.73	24221.7
1/1/2008 to 12/31/2008	$12.73	$7.36	20231.1

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Cohen & Steers Realty Income Fund, Inc. 3/4/2005 to 12/31/2005	$10.87	$11.76	168250.8222
1/1/2006 to 12/31/2006	$11.76	$15.03	351320.1754
1/1/2007 to 12/31/2007	$15.03	$11.77	341383.2
1/1/2008 to 12/31/2008	$11.77	$7.40	45381.4
Columbia Acorn USA 3/4/2005 to 12/31/2005	$11.60	$12.60	154457.7035
1/1/2006 to 12/31/2006	$12.60	$13.38	612528.7381
1/1/2007 to 12/31/2007	$13.38	$13.58	149121.2
1/1/2008 to 12/31/2008	$13.58	$8.10	344052.9
Columbia Acorn International Fund 5/1/2007 to 12/31/2007	$10.65	$11.27	26412.6
1/1/2008 to 12/31/2008	$11.27	$5.98	42874.3
Columbia Marsico Growth Fund 5/1/2006 to 12/31/2006	$10.09	$10.30	46001.3753
1/1/2007 to 12/31/2007	$10.30	$11.55	1854599.8
1/1/2008 to 12/31/2008	$11.55	$6.58	2214127.4
Davis New York Venture Fund, Inc. 3/4/2005 to 12/31/2005	$11.18	$11.80	142946.1183
1/1/2006 to 12/31/2006	$11.80	$13.37	917172.0345
1/1/2007 to 12/31/2007	$13.37	$13.80	553353.4
1/1/2008 to 12/31/2008	$13.80	$8.14	587024.6
Delaware Trend Fund 3/4/2005 to 12/31/2005	$10.39	$11.50	10013.5146
1/1/2006 to 12/31/2006	$11.50	$12.09	31774.0083
1/1/2007 to 12/31/2007	$12.09	$13.15	40931.1
1/1/2008 to 12/31/2008	$13.15	$6.82	45750.1
Dreyfus Appreciation Fund, Inc. 3/4/2005 to 12/31/2005	$11.07	$10.94	465447.1188
1/1/2006 to 12/31/2006	$10.94	$12.51	637945.9506
1/1/2007 to 12/31/2007	$12.51	$13.11	805068.9
1/1/2008 to 12/31/2008	$13.11	$8.72	989896.5
Eaton Vance Floating-Rate Fund 3/4/2005 to 12/31/2005	$10.13	$10.34	264550.7209
1/1/2006 to 12/31/2006	$10.34	$10.81	740476.2731
1/1/2007 to 12/31/2007	$10.81	$10.82	74073.5
1/1/2008 to 12/31/2008	$10.82	$7.40	45248.4
Eaton Vance Large-Cap Value Fund 5/1/2007 to 12/31/2007	$10.58	$10.78	604064.1
1/1/2008 to 12/31/2008	$10.78	$6.95	546425.1
Federated Capital Appreciation Fund 3/4/2005 to 12/31/2005	$11.01	$10.91	3624.8372
1/1/2006 to 12/31/2006	$10.91	$12.44	7010.7516
1/1/2007 to 12/31/2007	$12.44	$13.54	766293.2
1/1/2008 to 12/31/2008	$13.54	$9.46	898918.2
Federated Kaufmann Fund 3/4/2005 to 12/31/2005	$11.33	$12.44	64192.6482
1/1/2006 to 12/31/2006	$12.44	$14.02	91160.7212
1/1/2007 to 12/31/2007	$14.02	$16.74	376564.9
1/1/2008 to 12/31/2008	$16.74	$9.51	273568.2

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Fidelity Advisors Equity Growth Fund 3/4/2005 to 12/31/2005	$10.66	$11.18	5992.2707
1/1/2006 to 12/31/2006	$11.18	$11.72	7696.5223
1/1/2007 to 12/31/2007	$11.72	$14.56	3274.7
1/1/2008 to 12/31/2008	$14.56	$7.60	3037.8
Janus Adviser Forty Fund 5/1/2007 to 12/31/2007	$10.55	$13.31	1847475.6
1/1/2008 to 12/31/2008	$13.31	$7.35	933601.5
Janus Adviser Mid Cap Growth Fund 5/1/2007 to 12/31/2007	$10.57	$11.55	385834.0
1/1/2008 to 12/31/2008	$11.55	$6.72	284032.6
JPMorgan Multi-Capital Market Neutral Fund 6/30/2006 to 12/31/2006	$10.33	$10.52	500167.7611
1/1/2007 to 12/31/2007	$10.52	$10.06	35933.8
1/1/2008 to 12/31/2008	$10.06	$9.86	22911.6
JPMorgan Small Cap Growth Fund 5/1/2007 to 12/31/2007	$10.19	$10.93	24983.4
1/1/2008 to 12/31/2008	$10.93	$6.10	31758.2
Lord Abbett Affiliated Fund, Inc. 3/4/2005 to 12/31/2005	$11.14	$11.22	21690.771
1/1/2006 to 12/31/2006	$11.22	$12.98	419987.1373
1/1/2007 to 12/31/2007	$12.98	$13.23	528325.4
1/1/2008 to 12/31/2008	$13.23	$8.18	491944.8
Lord Abbett Bond-Debenture Fund, Inc. 3/4/2005 to 12/31/2005	$10.44	$10.38	13209.4608
1/1/2006 to 12/31/2006	$10.38	$11.21	99444.1902
1/1/2007 to 12/31/2007	$11.21	$11.62	160561.9
1/1/2008 to 12/31/2008	$11.62	$9.11	153114.0
Lord Abbett Mid-Cap Value Fund, Inc. 3/4/2005 to 12/31/2005	$11.45	$11.99	111407.3262
1/1/2006 to 12/31/2006	$11.99	$13.25	219562.1435
1/1/2007 to 12/31/2007	$13.25	$13.11	412741.0
1/1/2008 to 12/31/2008	$13.11	$7.81	226472.0
Merrill Lynch Ready Assets Trust 3/4/2005 to 12/31/2005	$9.99	$10.09	145788.1425
1/1/2006 to 12/31/2006	$10.09	$10.36	259370.9533
1/1/2007 to 12/31/2007	$10.36	$10.68	675127.1
1/1/2008 to 12/31/2008	$10.68	$10.78	339927.3
Oppenheimer Capital Appreciation Fund 3/4/2005 to 12/31/2005	$10.73	$11.12	10002.8957
1/1/2006 to 12/31/2006	$11.12	$11.76	18904.9905
1/1/2007 to 12/31/2007	$11.76	$13.16	32897.6
1/1/2008 to 12/31/2008	$13.16	$7.00	38943.3
Oppenheimer Main Street Fund® 3/4/2005 to 12/31/2005	$10.94	$11.27	6445.8842
1/1/2006 to 12/31/2006	$11.27	$12.74	17072.1689
1/1/2007 to 12/31/2007	$12.74	$13.06	36224.0
1/1/2008 to 12/31/2008	$13.06	$7.87	41918.6
Oppenheimer Main Street Small Cap Fund® 3/4/2005 to 12/31/2005	$11.51	$12.34	68588.2544
1/1/2006 to 12/31/2006	$12.34	$13.92	34660.6042
1/1/2007 to 12/31/2007	$13.92	$13.48	57163.5
1/1/2008 to 12/31/2008	$13.48	$8.18	51400.5

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
PIMCO CommodityRealReturn Strategy Fund 3/4/2005 to 12/31/2005	$10.58	$11.44	217778.3923
1/1/2006 to 12/31/2006	$11.44	$10.86	483522.3452
1/1/2007 to 12/31/2007	$10.86	$13.16	650795.3
1/1/2008 to 12/31/2008	$13.16	$7.28	529436.5
PIMCO Low Duration Fund 5/1/2007 to 12/31/2007	$10.02	$10.49	25076.2
1/1/2008 to 12/31/2008	$10.49	$10.15	35076.1
PIMCO Real Return Fund 3/4/2005 to 12/31/2005	$10.22	$10.29	56642.6255
1/1/2006 to 12/31/2006	$10.29	$10.11	71728.6766
1/1/2007 to 12/31/2007	$10.11	$11.05	926139.6
1/1/2008 to 12/31/2008	$11.05	$10.12	1049299.0
PIMCO Total Return Fund 3/4/2005 to 12/31/2005	$10.06	$10.16	1036977.43
1/1/2006 to 12/31/2006	$10.16	$10.34	2122413.762
1/1/2007 to 12/31/2007	$10.34	$11.05	3140564.5
1/1/2008 to 12/31/2008	$11.05	$11.34	4300333.6
Pioneer Fund 3/4/2005 to 12/31/2005	$11.12	$11.43	323071.2535
1/1/2006 to 12/31/2006	$11.43	$13.09	1148392.145
1/1/2007 to 12/31/2007	$13.09	$13.48	54915.2
1/1/2008 to 12/31/2008	$13.48	$8.70	52868.1
Pioneer Emerging Markets Fund 5/1/2006 to 12/31/2006	$11.03	$11.90	48437.3897
1/1/2007 to 12/31/2007	$11.90	$16.62	121790.1
1/1/2008 to 12/31/2008	$16.62	$6.70	171929.2
Pioneer Real Estate Shares Fund 5/1/2008 to 12/31/2008	$11.57	$6.31	226775.7
Pioneer High Yield Fund 3/4/2005 to 12/31/2005	$10.43	$10.38	23662.4816
1/1/2006 to 12/31/2006	$10.38	$11.29	37221.4779
1/1/2007 to 12/31/2007	$11.29	$11.88	60725.4
1/1/2008 to 12/31/2008	$11.88	$7.35	59035.3
Pioneer Small Cap Value Fund 3/4/2005 to 12/31/2005	$11.38	$12.31	11939.1537
1/1/2006 to 12/31/2006	$12.31	$13.86	16855.4207
1/1/2007 to 12/31/2007	$13.86	$12.58	27991.9
1/1/2008 to 12/31/2008	$12.58	$7.66	24717.9
Seligman Capital Fund 5/1/2007 to 12/31/2007	$10.56	$11.06	1173.8
1/1/2008 to 12/31/2008	$11.06	$5.61	3166.8
Templeton Foreign Fund 3/4/2005 to 12/31/2005	$11.71	$12.36	69171.7207
1/1/2006 to 12/31/2006	$12.36	$14.59	125598.1565
1/1/2007 to 12/31/2007	$14.59	$16.82	173777.2
1/1/2008 to 12/31/2008	$16.82	$8.92	201571.5
Templeton Growth Fund, Inc. 3/4/2005 to 12/31/2005	$11.51	$11.90	211532.1398
1/1/2006 to 12/31/2006	$11.90	$14.25	137427.0587
1/1/2007 to 12/31/2007	$14.25	$14.33	170774.4
1/1/2008 to 12/31/2008	$14.33	$7.96	178682.6

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Transamerica Convertible Securities 5/1/2008 to 12/31/2008	$10.44	$6.84	0.0
Transamerica Equity 5/1/2008 to 12/31/2008	$10.84	$6.20	0.0
Transamerica Growth Opportunities 5/1/2008 to 12/31/2008	$10.65	$6.72	0.0
Transamerica Small/Mid Cap Value 5/1/2008 to 12/31/2008	$10.38	$6.31	1052.9
Van Kampen Comstock Fund 3/4/2005 to 12/31/2005	$11.01	$11.17	412740.0011
1/1/2006 to 12/31/2006	$11.17	$12.75	146029.1724
1/1/2007 to 12/31/2007	$12.75	$12.30	148594.4
1/1/2008 to 12/31/2008	$12.30	$7.76	137574.1

Class XC
(if you purchased your contract after June 23, 2008)

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
AIM Basic Value Fund 6/23/2008 to 12/31/2008	$10.81	$5.99	0.0
AIM Mid Cap Core Equity Fund 6/23/2008 to 12/31/2008	$12.89	$9.56	12458.9
AllianceBernstein International Value Fund 6/23/2008 to 12/31/2008	$8.95	$4.74	10231.6
AllianceBernstein Small/Mid Cap Value Fund 6/23/2008 to 12/31/2008	$12.71	$8.50	8222.7
AllianceBernstein Value Fund 6/23/2008 to 12/31/2008	$10.53	$7.19	0.0
Allianz CCM Capital Appreciation Fund 6/23/2008 to 12/31/2008	$10.51	$6.51	0.0
Allianz NFJ Dividend Value Fund 6/23/2008 to 12/31/2008	$9.33	$6.41	14361.2
Allianz NFJ Small-Cap Value Fund 6/23/2008 to 12/31/2008	$14.82	$10.62	9004.7
Allianz OCC Renaissance Fund 6/23/2008 to 12/31/2008	$11.20	$7.19	0.0
American Century Equity Income Fund 6/23/2008 to 12/31/2008	$11.37	$9.78	0.0
American Century Ultra® Fund 6/23/2008 to 12/31/2008	$11.04	$7.08	0.0
American Funds – Bond Fund of America, Inc. 6/23/2008 to 12/31/2008	$10.56	$9.30	59041.9
American Funds – EuroPacific Growth Fund 6/23/2008 to 12/31/2008	$16.86	$11.00	58658.3
American Funds – Growth Fund of America, Inc. 6/23/2008 to 12/31/2008	$13.76	$8.72	127010.8
American Funds – Income Fund of America, Inc. 6/23/2008 to 12/31/2008	$11.98	$9.15	3195.5
American Funds – Investment Company of America 6/23/2008 to 12/31/2008	$11.93	$8.54	19223.2
BlackRock Basic Value Fund, Inc. 6/23/2008 to 12/31/2008	$11.74	$8.17	20593.0
BlackRock Total Return Portfolio 6/23/2008 to 12/31/2008	$10.26	$9.16	20305.8
BlackRock Fundamental Growth Fund, Inc. 6/23/2008 to 12/31/2008	$12.86	$8.30	42489.6
BlackRock Global Allocation Fund, Inc. 6/23/2008 to 12/31/2008	$14.99	$12.05	132249.1
BlackRock Global Growth Fund, Inc. 6/23/2008 to 12/31/2008	$9.81	$6.04	693.2
BlackRock Global SmallCap Fund, Inc. 6/23/2008 to 12/31/2008	$16.04	$10.19	0.0
BlackRock Government Income Fund 6/23/2008 to 12/31/2008	$10.41	$11.00	0.0
BlackRock High Income Fund 6/23/2008 to 12/31/2008	$9.54	$6.49	0.0
BlackRock International Index Fund 6/23/2008 to 12/31/2008	$15.07	$9.61	0.0
BlackRock International Value Fund 6/23/2008 to 12/31/2008	$9.51	$6.07	2287.0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
BlackRock Short-Term Bond 6/23/2008 to 12/31/2008	$10.20	9.41	0.0
BlackRock Large Cap Core Fund 6/23/2008 to 12/31/2008	$12.21	$8.70	10058.6
BlackRock Large Cap Growth Fund 6/23/2008 to 12/31/2008	$11.97	$8.40	0.0
BlackRock Large Cap Value Fund 6/23/2008 to 12/31/2008	$13.05	$9.23	1876.5
BlackRock Small Cap Index Fund 6/23/2008 to 12/31/2008	$11.96	$8.28	0.0
BlackRock S&P 500 Index Fund 6/23/2008 to 12/31/2008	$11.66	$8.01	2778.6
BlackRock Value Opportunities Fund, Inc. 6/23/2008 to 12/31/2008	$11.90	$7.33	3109.8
Cohen & Steers Realty Income Fund, Inc. 6/23/2008 to 12/31/2008	$11.53	$7.37	0.0
Columbia Acorn USA 6/23/2008 to 12/31/2008	$12.84	$8.06	7126.5
Columbia Acorn International Fund 6/23/2008 to 12/31/2008	$10.32	$5.97	9439.1
Columbia Marsico Growth Fund 6/23/2008 to 12/31/2008	$10.16	$6.56	86309.4
Davis New York Venture Fund, Inc. 6/23/2008 to 12/31/2008	$12.39	$8.11	23926.3
Delaware Trend Fund 6/23/2008 to 12/31/2008	$11.56	$6.79	4342.5
Dreyfus Appreciation Fund, Inc. 6/23/2008 to 12/31/2008	$12.07	$8.69	38039.3
Eaton Vance Floating-Rate Fund 6/23/2008 to 12/31/2008	$10.60	$7.37	0.0
Eaton Vance Large-Cap Value Fund 6/23/2008 to 12/31/2008	$10.15	$6.94	35211.0
Federated Capital Appreciation Fund 6/23/2008 to 12/31/2008	$12.78	$9.42	36246.9
Federated Kaufmann Fund 6/23/2008 to 12/31/2008	$14.66	$9.47	10154.3
Fidelity Advisors Equity Growth Fund 6/23/2008 to 12/31/2008	$13.24	$7.56	0.0
Janus Adviser Forty Fund 6/23/2008 to 12/31/2008	$13.71	$7.33	62531.5
Janus Adviser Mid Cap Growth Fund 6/23/2008 to 12/31/2008	$11.15	$6.71	17062.1
JPMorgan Multi-Capital Market Neutral Fund 6/23/2008 to 12/31/2008	$10.05	$9.83	1603.2
JPMorgan Small Cap Growth Fund 6/23/2008 to 12/31/2008	$9.44	$6.09	0.0
Lord Abbett Affiliated Fund, Inc. 6/23/2008 to 12/31/2008	$11.43	$8.15	20643.6
Lord Abbett Bond-Debenture Fund, Inc. 6/23/2008 to 12/31/2008	$11.46	$9.07	8384.3

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Lord Abbett Mid-Cap Value Fund, Inc. 6/23/2008 to 12/31/2008	$11.60	$7.77	10870.3
Merrill Lynch Ready Assets Trust 6/23/2008 to 12/31/2008	$10.71	$10.73	22739.8
Oppenheimer Capital Appreciation Fund 6/23/2008 to 12/31/2008	$12.33	$6.97	0.0
Oppenheimer Main Street Fund® 6/23/2008 to 12/31/2008	$11.97	$7.83	0.0
Oppenheimer Main Street Small Cap Fund® 6/23/2008 to 12/31/2008	$12.61	$8.15	0.0
PIMCO CommodityRealReturn Strategy Fund 6/23/2008 to 12/31/2008	$16.55	$7.25	14912.8
PIMCO Low Duration Fund 6/23/2008 to 12/31/2008	$10.46	$10.13	3641.6
PIMCO Real Return Fund 6/23/2008 to 12/31/2008	$11.19	$10.08	49901.8
PIMCO Total Return Fund 6/23/2008 to 12/31/2008	$11.03	$11.29	191285.0
Pioneer Fund 6/23/2008 to 12/31/2008	$12.37	$8.66	0.0
Pioneer High Yield Fund 6/23/2008 to 12/31/2008	$11.67	$7.32	0.0
Pioneer Emerging Markets Fund 6/23/2008 to 12/31/2008	$14.61	$6.68	7357.0
Pioneer Real Estate Shares Fund 6/23/2008 to 12/31/2008	$10.26	$6.31	8571.6
Pioneer Small Cap Value Fund 6/23/2008 to 12/31/2008	$11.60	$7.63	0.0
Seligman Capital Fund 6/23/2008 to 12/31/2008	$11.10	$5.60	0.0
Templeton Foreign Fund 6/23/2008 to 12/31/2008	$14.30	$8.88	30989.8
Templeton Growth Fund, Inc. 6/23/2008 to 12/31/2008	$12.11	$7.93	14431.8
Transamerica Convertible Securities 6/23/2008 to 12/31/2008	$10.28	$6.84	0.0
Transamerica Equity 6/23/2008 to 12/31/2008	$10.24	$6.20	0.0
Transamerica Growth Opportunities 6/23/2008 to 12/31/2008	$10.39	$6.72	0.0
Transamerica Small/Mid Cap Value 6/23/2008 to 12/31/2008	$10.92	$6.30	4025.3
Van Kampen Comstock Fund 6/23/2008 to 12/31/2008	$10.46	$7.73	0.0

Table of Contents of the Statement of Additional Information

The contents of the Statement of Additional Information for the Contract include the following:
OTHER INFORMATION
     Selling the Contract
     Financial Statements
     Administrative Services Arrangements
     Keep Well Agreement
CALCULATION OF YIELDS AND TOTAL RETURNS
     Money Market Yield
     Other Subaccount Yields
     Total Returns
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY

Appendix A – Example of Bonus Payment and Recapture

Example: You purchase a Merrill Lynch Investor Choice Annuity® XC Class Contract with an initial premium of $400,000 on May 10, 2009. You make a withdrawal (including any applicable surrender charge (SC)) of $155,000 on July 5, 2010 and pay a subsequent premium of $200,000 on August 1, 2010. Your bonus amounts paid and recaptured, based on hypothetical account values and transactions, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account. There is, of course, no assurance that the Separate Account will experience positive investment performance. This example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate bonus amounts paid and recaptured, see “Features and Benefits of the Contract – Bonus Payment and Recapture.”

							Bonus
							Amount
		Transactions		Bonus Amounts		Account	Subject to
Date		Prem.	Withdr.	Paid	Recaptured	Value	Recapture

5/10/2009	The contract is issued	$400,000		$18,000		$418,000	$18,000
	Premium Allocated to Tier 1 = $125,000
	Premium Allocated to Tier 2 = $275,000
	Bonus 1 = (.045 x $125,000) + (.045 x $275,000) = $5,625 + $12,375 = $18,000
	Bonus 1 Subj. to Recapture = Bonus Recapture Percentage (BRP)Year 1 x Bonus 1
	= 100% x $18,000 = $18,000

5/10/2010	First contract anniversary					$428,000	$11,700
	Assume account value increased by $10,000 due to positive investment performance.
	Bonus 1 Subj. to Recapture = BRP Year 2 x Bonus 1 = 65% x $18,000 = $11,700

7/5/2010	Owner takes a $155,000 withdrawal		$155,000		$3,540	$273,160	$8,160
	Assume account value increased by $3,700 due to positive investment performance.
	Bonus 1 Subj. to Recapture Before Withdrawal = BRP Year 2 x Bonus 1 = 65% x $18,000 = $11,700
	Gain = account value Before Withdrawal — Bonus Amounts Subj. to Recapture — Remaining Premiums
	= $431,700 — $11,700 — $400,000 = $20,000
	Free Withdrawal Amount = Greater of 10% Premium or Gain = Max ($40,000, $20,000) = $40,000
	Prem 1 Withdrawn = Withdrawal — Gain = $155,000 — $20,000 = $135,000
	Prem 1 Withdrawn without SC = Free-Out — Gain = $40,000 — $20,000 = $20,000
	Bonus 1 Recapture Ratio = Prem 1 Withdrawn Subj. to SC/Prem 1 Remaining Immediately Prior
	= ($135,000 — $20,000)/($400,000 — $20,000) = $115,000/$380,000 = .3026
	Bonus 1 Recaptured = Bonus 1 Subj. to Recapture x Bonus 1 Recapture Ratio
	= $11,700 x .3026 = $3,540
	Bonus 1 Subj. to Recapture After Withdrawal = BRP Year 2 x (Bonus 1 — Recaptured Amount/BRP at time of recapture)
	= 65% x ($18,000 — $3,540/65%) = $8,160

8/1/2010	Owner puts in $200,000 additional premium	$200,000		$10,000		$459,385	$18,160
	Assume account value decreased by $23,775 due to negative investment performance.
	Premium Allocated to Tier 2 = $100,000
	Premium Allocated to Tier 3 = $100,000
	Bonus 2 = (.045 x $100,000) + (.055 x $100,000) = $10,000
	Bonus 2 Subj. to Recapture = BRP Year 1 x Bonus 2 = 100% x $10,000 = $10,000
	Bonus 1 Subj. to Recapture = BRP Year 2 x (Bonus 1 — Recaptured Amount/BRP at time of recapture)
	= 65% x ($18,000 — $3,540/65%) = $8,160

5/10/2011	Second contract anniversary					$454,385	$13,766
	Assume account value decreased by $5,000 due to negative investment performance.
	Bonus 1 Subj. to Recapture = BRP Year 3 x (Bonus 1 — Recaptured Amount/BRP at time of recapture)
	= 30% x ($18,000 — $3,540/65%) = $3,766
	Bonus 2 Subj. to Recapture = BRP Year 1 x (Bonus 2 — Recaptured Amount/BRP at time of recapture)
	= 100% x ($10,000 — $0) = $10,000

5/10/2012	Third contract anniversary					$479,385	$6,500
	Assume account value increased by $25,000 due to positive investment performance.
	Bonus 1 Subj. to Recapture = BRP Year 4 x (Bonus 1 — Recaptured Amount/BRP at time of recapture)
	= 0% x ($18,000 — $3,540/65%) = $0
	Bonus 2 Subj. to Recapture = BRP Year 2 x (Bonus 2 — Recaptured Amount/BRP at time of recapture)
	= 65% x ($10,000 — $0) = $6,500

Appendix B – Example of Maximum Anniversary Value GMDB

Example: Assume that you are under age 76 at issue. You pay an initial premium of $100,000 on May 10, 2009 and a subsequent premium of $10,000 on June 28, 2010. You also make withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2009 and $40,000 on September 22, 2010. Your death benefit, based on hypothetical account values and transactions, and selection of the Maximum Anniversary Value (“MAV”) GMDB option, is illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the MAV GMDB is selected. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate the death benefit, see “GMDB Base – Maximum Anniversary Value.”

				(A)	(B)
		Transactions		GMDB	Account
Date		Prem.	Withdr.	MAV Base	Value	Death Benefit

5/10/2009	The contract is issued	$100,000		$100,000	$100,000	$100,000 (maximum of (A),(B))
	5/10/09 anniversary value = Initial Premium on 5/10/09 = $100,000
	GMDB MAV Base = greatest of anniversary values = $100,000

5/10/2010	First contract anniversary			$110,000	$110,000	$110,000 (maximum of (A),(B))
	Assume account value increased by $10,000 due to positive investment performance.
	5/10/10 anniversary value = account value on 5/10/10 = $110,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $110,000

6/28/2010	Owner puts in $10,000 additional premium	$10,000		$120,000	$114,000	$120,000 (maximum of (A),(B))
	Assume account value decreased by $6,000 due to negative investment performance.
	5/10/10 anniversary value = anniversary value before premium + additional premium
	= $110,000 + $10,000 = $120,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $120,000

8/3/2010	Owner takes a $5,000 withdrawal		$5,000	$114,000	$95,000	$114,000 (maximum of (A),(B))
	Assume account value decreased by $14,000 due to negative investment performance.
	Adjusted withdrawal = withdrawal x (GMDB MAV Base before withdrawal) (account value before withdrawal)

	= $5,000 x ($120,000/$100,000)
	= $6,000
	5/10/10 anniversary value = 5/10/10 anniversary value before w/d – adjusted withdrawal
	= $120,000 - $6,000 = $114,000
	GMDB MAV Base = greatest of anniversary values = 5/10/09 anniversary value = $114,000

9/22/2010	Owner takes a $40,000 withdrawal		$40,000	$76,000	$80,000	$80,000 (maximum of (A),(B))
	Assume account value increased by $25,000 due to positive investment performance.
	Adjusted withdrawal = withdrawal x (GMDB MAV Base before withdrawal) (account value before withdrawal)

	= $40,000 x ($114,000/$120,000)
	= $38,000
	5/10/10 anniversary value = 5/10/10 anniversary value before – adjusted withdrawal
	= $114,000 - $38,000 = $76,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $76,000

5/10/2011	Second contract anniversary			$76,000	$70,000	$76,000 (maximum of (A),(B))
	Assume account value decreased by $10,000 due to negative investment performance.
	5/10/10 anniversary value = $76,000
	5/10/11 anniversary value = account value on 5/10/11 = $70,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $76,000

Appendix C – Example of Greater of Maximum Anniversary Value GMDB and Roll-Up GMDB*

Example: Assume that you are under age 76 at issue. You pay an initial premium of $100,000 on May 10, 2009 and a subsequent premium of $10,000 on June 28, 2010. You also make withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2010 and $40,000 on September 22, 2010. Your death benefit, based on hypothetical account values and transactions, and selection of the Greater of Maximum Anniversary Value (“MAV”) and Roll-Up GMDB option, is illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the Greater of MAV and Roll-Up GMDB is selected and no premiums are allocated to or transferred into Restricted Subaccounts. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate the death benefit, see “GMDB – Greater of Maximum Anniversary Value and Roll-Up.”

					(B)
				(A)	GMDB	(C)
		Transactions		GMDB	Roll-Up	Account
Date		Prem.	Withdr.	MAV Base	Base	Value	Death Benefit

5/10/2009	The contract is issued	$100,000		$100,000	$100,000	$100,000	$100,000 (maximum of (A), (B), (C))
	5/10/09 anniversary value = Initial Premium on 5/10/09 = $100,000
	GMDB MAV Base = greatest of anniversary values = $100,000
	GMDB Roll-Up Base = Initial Premium allocated to other than Restricted Subaccounts = $100,000

5/10/2010	First contract anniversary			$110,000	$105,000	$110,000	$110,000 (maximum of (A), (B), (C))
	Assume account value increased by $10,000 due to positive investment performance.
	5/10/09 anniversary value = account value on 5/10/09 = $110,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $110,000
	GMDB Roll-Up Base = 5/10/09 GMDB Roll-Up Base @ 5% = $100,000 × 1.05 = $105,000

6/28/2010	Owner puts in $10,000 additional premium	$10,000		$120,000	$115,690	$114,000	$120,000 (maximum of (A), (B), (C))
	Assume account value decreased by $6,000 due to negative investment performance.
	5/10/10 anniversary value = anniversary value before premium + additional premium = $120,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $120,000
	GMDB Roll-Up Base = 5/10/09 GMDB Roll-Up Base @ 5% + additional premium
	= $105,000 × (1.05)^(49/365) + $10,000 = $115,690

8/3/2010	Owner takes a $5,000 withdrawal		$5,000	$114,000	$111,200	$95,000	$114,000 (maximum of (A), (B), (C))
	Assume account value decreased by $14,000 due to negative investment performance.
	MAV adj. w/d = withdrawal × (GMDB MAV Base before withdrawal) (account value before withdrawal)

	= $5,000 × ($120,000/$100,000) = $6,000
	5/10/09 anniversary value = 5/10/10 anniversary value before w/d – MAV adj. w/d
	= $120,000 - $6,000 = $114,000
	GMDB MAV Base = greatest of anniversary values = 5/10/09 anniversary value = $114,000
	Since $5,000 < .05 × $105,000 = $5,520, withdrawals are dollar-for-dollar with no adjustment.
	GMDB Roll-Up Base = 5/10/10 GMDB Roll-Up Base @ 5% + additional premium – Roll-Up adj. w/d
	= $105,000 × (1.05) ^ (85/365) + $10,000 - $5,000 = $111,200

9/22/2010	Owner takes a $40,000 withdrawal		$40,000	$76,000	$74,608	$80,000	$80,000 (maximum of (A), (B), (C))
	Assume account value increased by $25,000 due to positive investment performance.
	MAV adj. w/d = withdrawal × (GMDB MAV Base before withdrawal) (account value before withdrawal)

	= $40,000 × ($114,000/$120,000) = $38,000
	5/10/10 anniversary value = 5/10/08 anniversary value before w/d – MAV adj. w/d
	= $114,000 - $38,000 = $76,000
	Since $40,000 + $5,000 > .05 × $105,000 = $5,520 withdrawals are adjusted pro-rata.
	Roll-Up adj. w/d = withdrawal × (GMDB Roll-Up Base before withdrawal) (account value before withdrawal)

	= $40,000 × ($105,000 × (1.05)^(135/365) + $10,000 - $5,000) = $37,304
	($120,000)

	GMDB Roll-Up Base = 5/10/09 GMDB Roll-Up Base @ 5% + additional premium – Roll-Up adj. w/ds
	= $105,000 x (1.05) ^ (135/365) + $10,000 - $5,000 - $37,304 = $74,608

5/10/2011	Second contract anniversary			$76,000	$77,946	$70,000	$77,946 (maximum of (A), (B), (C))
	Assume account value decreased by $10,000 due to negative investment performance.
	5/10/11 anniversary value = account value on 5/10/11 = $70,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $76,000
	GMDB Roll-Up Base = 5/10/09 GMDB Roll-Up Base @ 5% + additional premium – Roll-Up adj. w/d
	= $105,000 x 1.05 + $10,000 - $5,000 - $37,304 = $77,946

*	For purposes of this example, assume the Contract was not issued in the State of Washington.

Appendix D – Example of ADB*

The purpose of this example is to illustrate the operation of the Additional Death Benefit (ADB). The investment returns assumed are hypothetical and are not representative of past or future performance. Actual investment returns may be more or less than those shown and will depend upon a number of factors, including the investment allocations made by a contract owner and the investment experience of the funds. The example assumes no withdrawals and does not reflect the deduction of any fees and charges.
For a detailed explanation of how we calculate the Additional Death Benefit, see “Additional Death Benefit.”
Example: Assume that a contract owner, (age 60) purchases a Merrill Lynch Investor Choice Annuity® (B Class) Contract with the Additional Death Benefit, and the contract owner makes an initial premium payment of $100,000. The contract owner’s spouse is age 55 and is named the primary beneficiary. The account value less uncollected charges as of receipt of due proof of death is $300,000. The following chart depicts the potential Additional Death Benefit at the death of the contract owner.

ADB Premiums	$100,000
Account Value less uncollected charges	$300,000
ADB Gain	$200,000
Additional Death Benefit Lesser of 45% of ADB Gain ($90,000) or 45% of ADB Premiums ($45,000)	$45,000

Assuming the Account Value less uncollected charges is greater than the Guaranteed Minimum Death Benefit, the total death benefit payable equals $300,000 + $45,000 = $345,000. Assuming a lump sum payout and an income tax rate of 36%, the after-tax death benefit is $256,800.
If instead, the contract owner was age 70, the percentage used in the above calculations would have been 30% since the contract owner at issue was over age 69 and the Additional Death Benefit would have been $30,000 equal to the lesser of 30% of ADB Gain ($60,000) or 30% of ADB Premiums ($30,000).

*	For purposes of this example assume the Contract is not issued in the state of Washington.

APPENDIX E — Example of GMIB Riders

The purpose of this example is to illustrate the operation of the Guaranteed Minimum Income Benefit. No investment returns are assumed as only the GMIB guaranteed minimum payments are illustrated. Actual investment returns may result in a higher payment. However, both GMIB riders would generally not have provided any additional benefit in these cases unless there was a sudden, sharp decline in investment returns. The example assumes no investment in Restricted Subaccounts (not applicable for GMIB EXTRA), no withdrawals and no premium taxes. Any change to these assumptions would reduce the GMIB Base and therefore the GMIB guaranteed minimum payment.
Facts: Assume that a male, age 55 purchases a Merrill Lynch Investor Choice Annuity® (B Class) Contract on July 1, 2009 with an initial premium payment of $100,000, selects GMIB (or GMIB EXTRA) and specifies the Life with Payments Guaranteed for 10 Years annuity option. The following chart shows the GMIB guaranteed minimum payout amounts under each rider if he were to exercise GMIB on the contract anniversaries shown:

			GMIB EXTRA Rider		GMIB EXTRA Rider
			(Applicable to contract		(Applicable to contract owners
			owners who purchased the		who purchased the Contract
	GMIB Rider		Contract prior to June 23, 2008)		on or after June 23, 2008)****)
	GMIB	Annual GMIB	GMIB	Annual GMIB	GMIB	Annual GMIB
Contract Anniversary*	Base	Payments**	Base	Payments**	Base	Payments**

(5th) July 1, 2014	$127,628	Not Available For Exercise	$127,628	Not Available For Exercise	$133,823	Not Available For Exercise

(10th) July 1, 2019	$162,889	$9,011	$162,889	$9,011	$179,085	$8,682

(15th) July 1, 2024	$207,893	$12,997	$207,893	$12,997	$239,656	$13,085

(20th) July 1, 2029	$265,330	$18,976	$265,330	$18,976	$320,714	$20,013

(25th) July 1, 2034	$265,330	$21,715	$338,635	$27,714	$429,187	$30,798

(30th) July 1, 2039***	$265,330	$24,516	$432,194	$39,935	$574,349	$47,418

(35th) July 1, 2044	n/a	GMIB TERMINATED	n/a	GMIB TERMINATED	n/a	GMIB TERMINATED

*	The Contract may also be annuitized under the terms and conditions of each GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.

**	GMIB payments must be made on a monthly basis. Annual amounts (monthly times 12) are illustrative. The version of GMIB EXTRA first available on June 23, 2008 uses different and lower payout factors than GMIB and the prior version of GMIB EXTRA.

***	If the Contract were not annuitized during the 30 day period following this contract anniversary, each GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB charges previously collected would not be refunded.

****	Subject to state availability.
For a detailed explanation of how we calculate the GMIB Base and determine the actual payout amount upon exercise of GMIB, see “Guaranteed Minimum Income Benefit” for the GMIB Rider and “Guaranteed Minimum Income Benefit EXTRA” for the GMIB EXTRA Rider.

APPENDIX F – Example of GMWB

Example: You purchase a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on July 1, 2009 at the age of 72. You select the Guaranteed Minimum Withdrawal Benefit Single Life rider and immediately take your first withdrawal. You continue to take withdrawals each Contract Year as shown below. Your Guaranteed Lifetime Amount (GLA) and GMWB Base, based on hypothetical contract values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMWB Base and GMWB Charge, see “Guaranteed Minimum Withdrawal Benefit.”

		Transactions		Contract	GMWB
Date		Prem.	Withdr.	Value	Base	GLA

7/1/2009	The Contract is issued and the owner takes a $6,000 withdrawal.	$ 100,000		$ 94,000	$ 100,000	$ 6,000
The Lifetime Income Percentage is 6.0%. No Roll-Up is applicable since the owner took an immediate withdrawal
5/1/2012	10th Monthaversary in the second contract year			$ 120,000	$ 100,000	$ 6,000
Assume contract value increased by $26,000 due to positive investment performance and that this is the highest monthaversary value since issue. Assume no prior annual ratchet
7/1/2012	Third contract anniversary			$ 115,000	$ 120,000	$ 7,200

Assume contract value decreased by $5,000 due to negative investment performance and that the $120,000 contract value achieved in month 10 represents the highest monthaversary value for the contract year. A ratchet occurs increasing the GMWB Base to $120,000. The Lifetime Income Percentage remains 6.0%

8/15/2012	Owner takes a $7,200 withdrawal		$ 7,200	$ 103,000	$ 120,000	$ 7,200
Assume contract value decreased by $4,800 to $110,200 due to negative investment performance. No adjustments apply since withdrawals have not exceeded the GLA during the contract year
10/1/2012	Owner takes a $35,000 withdrawal		$ 35,000	$ 65,000	$ 65,000	$ 3,900
Assume contract value decreased by $3,000 to $100,000 due to negative investment performance. The previous withdrawal equaled the GLA so entire withdrawal is an excess withdrawal

Adj. Excess w/d	=	Excess w/d x (	GMWB Base before the excess withdrawal account value before the excess withdrawal	)

	=	($35,000) x ($120,000 /$100,000) = $35,000 x (6/5)
	=	$ 42,000
GMWB Base	=	Min (GMWB Base prior less Adj. Excess w/d, account value after excess w/d)
	=	Min ($120,000 — $42,000, $65,000) = $65,000

7/1/2013	Fourth contract anniversary		$ 64,000	$ 65,000	$ 3,900
Assume contract value decreased by $1,000 to $64,000 due to negative investment performance
10/1/2013	Owner takes a $39,900 withdrawal	$ 39,900	$ 16,000	$ 16,000	$ 960
Assume contract value decreased by $8,100 to $55,900 due to negative investment performance. No previous w/ds have been taken during the contract year so $36,000 is an excess withdrawal.

Adj. Excess w/d	=	Excess w/d x (	GMWB Base before the excess withdrawal account value before the excess withdrawal	)

	=	$36,000 x ($65,000 /($55,900 — $3,900) ) = $36,000 x (5/4)
	=	$ 45,000
GMWB Base	=	Min (GMWB Base prior less Adj. Excess w/d, account value after excess w/d)
	=	Min ($65,000 — $45,000, $55,900 — $39,900)
	=	Min ($20,000, $16,000) = $16,000

7/1/2021	Twelfth contract anniversary — Owner requests a $800 withdrawal	$800	$ —	* GMWB RIDER TERMINATED*

Assume withdrawals equal to the GLA have been taken each contract year and the Automatic Step-Up has not changed the GMWB Base. Assume contract value has decreased by $15,200 to $800 due to withdrawals and negative investment performance.
You receive the remaining $800 of contract value and the Company pays You an additional $160. The GMWB Rider and Base Contract terminate. Lifetime monthly payments of $960 /12 =$80 are established with an Annuity Date of 7/1/2022

Appendix G – GMIB and GMWB Investment Categories

GMIB and GMWB
Investment Category	Subaccounts
Large Cap	BlackRock Basic Value, BlackRock Fundamental Growth, BlackRock Large Cap Core, BlackRock Large Cap Growth, BlackRock Large Cap Value, BlackRock S&P 500 Index, AIM Basic Value, AllianceBernstein Value, Allianz CCM Capital Appreciation, American Funds Growth Fund of America, American Funds Investment Company of America, Davis New York Venture, Dreyfus Appreciation, Federated Capital Appreciation, Lord Abbett Affiliated, Marsico Growth Fund, Oppenheimer Capital Appreciation, Allianz NFJ Divided Value, Eaton Vance Large-Cap Value, Janus Adviser Forty, Oppenheimer Main Street, Pioneer Fund, Transamerica Equity, Van Kampen Comstock
Mid Cap	AIM Mid Cap Core Equity, Federated Kaufmann, Lord Abbett Mid-Cap Value, Janus Adviser Mid Cap Growth, Seligman Capital, Transamerica Growth Opportunities
Small Cap	BlackRock Value Opportunities, AllianceBernstein Small/Mid Cap Value, Columbia Acorn USA, Delaware Trend, Oppenheimer Main Street Small Cap, Allianz NFJ Small Cap Value, Pioneer Small Cap Value, JPMorgan Small Cap Growth, Transamerica Small/Mid Cap Value
International	American Funds — EuroPacific Growth, Templeton Foreign, Templeton Growth, Pioneer Emerging Markets, AllianceBernstein International Value, BlackRock International Value, Columbia Acorn International, BlackRock Global Growth Fund, Inc.
Balanced	BlackRock Global Allocation Fund, American Funds Income Fund of America
Money Market	Merrill Lynch Ready Assets Trust
Fixed Income	BlackRock Total Return, BlackRock High Income, BlackRock Government Income, American Funds Bond Fund of America, Eaton Vance Floating-Rate, Lord Abbett Bond-Debenture, PIMCO Real Return, PIMCO Total Return, Pioneer High Yield, PIMCO Low Duration
Alternative	Cohen & Steers Realty Income, JPMorgan Multi-Cap Market Neutral, PIMCO CommodityRealReturn Strategy, Pioneer Real Estate Shares, Transamerica Convertible Securities,

Appendix H – GMWB Tax Examples

The following examples illustrate how we intend to tax report a $5,000 payment received by you at various stages under a Contract with a GMWB benefit. Assume the Guaranteed Lifetime Amount is also $5,000. It should be noted that all taxable amounts received under your Contract will be treated as ordinary income. Please note that the tax consequences associated with payments received in accordance with the GMWB are unclear and a tax advisor should be consulted.
(1)	Before annuity payments begin, earnings (or gains) come out first from the Contract and are taxable as ordinary income. Thus, if taken as a pre-annuity date withdrawal, the entire $5,000 payment will consist of taxable earnings until the account value is reduced to an amount below the greater of (i) the investment in the Contract (generally equal to the total premium payments); or (ii) the $5,000 Guaranteed Lifetime Amount.

(2)	Over time, as withdrawals are made from the Contract, the account value may be reduced to zero, but the GMWB benefit still guarantees that $5,000 will be paid each year. The tax treatment of a $5,000 withdrawal may differ as the account value approaches and reaches zero:
Example 1
Year during which account value goes to zero
Assume the account value is $500. $500 of the withdrawal will be from the account value and $4,500 will be part of the GMWB benefit. If the investment in the Contract at the time of payment is $1,000, we will report $4,000 as taxable gain and we will reduce the investment in Contract to zero. Investment in the Contract after the payment equals zero.
Years after account value goes to zero
Full amount of the $5,000 payment is taxed as gain, because investment in the Contract is now zero.
Example 2
Year during which account value goes to zero
Assuming again an account value of $500, $500 of the withdrawal will be taken from the account value and $4,500 will be paid to you as part of the GMWB benefit. If investment in the Contract at the time of payment is $15,000, we will report the entire $5,000 payment as a nontaxable return of premiums, because investment in the Contract is greater than both the guaranteed lifetime payment and the account value. Investment in the Contract immediately after the payment would be reduced by the full amount of the nontaxable payment received by you, to $10,000.
Years after account value goes to zero
Assume the expected return under the Contract is $91,000 ($5,000 each year times the life expectancy of the covered person). The exclusion ratio for the annual $5,000 guaranteed lifetime payments will be 11 percent (which is calculated by dividing the investment in the Contract of $10,000 by the expected return of $91,000). Thus, $4,450 will be reported as taxable income and $550 may be excluded from each annual payment of $5000 until the entire $10,000 investment in the Contract is recovered. After the entire investment in the Contract is recovered, the full amount of each guaranteed lifetime payment will be taxable.

Appendix I – State Contract Availability and/or Variations of Certain Features and Benefits

The following information is a summary of the states where certain features and/or benefits are either not available as of the date of this Prospectus or vary from the Contract’s features and benefits as previously described in this Prospectus.
States Where Certain Features and/or Benefits are Not Available or have Certain Variations to Features and/or Benefits:

State	Features and Benefits	Availability or Variation
California	See “Right to Review” (“Free Look”)”	For Contracts issued in California to contract owners who are 60 years of age or older, and who directed us on the application to invest the premiums immediately in subaccount(s) other than the Merrill Lynch Ready Assets Subaccount, we will refund the account value less any bonus amounts as of the date you return the Contract.

	“Automatic Investment Feature”	This feature begins 35 days after the contract date.

	See “Partial Withdrawals – Systematic Withdrawal Program”	This feature begins 35 days after the contract date.

	See “Dollar Cost Averaging”	This feature begins 35 days after the contract date.
Maryland	C Class Contracts	Not available.
Minnesota	“Guaranteed Minimum Income Benefit EXTRA”	Currently not available.
Montana	See “Gender-Based Annuity Purchase Rates”	Blended unisex annuity purchase rates are applied to both male and female annuitants; annuity payments under life annuity payout options will be the same for male and female annuitants of the same age on the annuity date.
Oregon	See “Bonus Payment and Recapture”	For XC (bonus) Class Contracts issued in Oregon, the bonus rate will never be lower than the rate shown on your Contract Schedule Page.
Washington	See “Bonus Payment and Recapture”	For XC (bonus) Class Contracts issued in Washington, the bonus rate will never be lower than the rate shown on your Contract Schedule Page.

	See “Death Benefit – GMDB Roll-Up Base A”	Interest rate credited to premiums allocated to subaccounts (other than Restricted Subaccounts) for GMDB Roll-Up Base A is compounded daily at an annual rate of 3%.

	“Additional Death Benefit”	Not available.

Appendix J – Differences between GMIB & GMIB EXTRA

	GMIB	GMIB EXTRA*
Issue Age	Maximum issue age for Contracts purchased through established IRA, Roth IRA, SEP IRA, or tax sheltered annuity contracts is 75 (older annuitant). No minimum issue age.	Maximum issue age is 70 (older annuitant) (age 75 if you purchased your Contract on or after June 23, 2008) and minimum issue age is 45 (younger annuitant). Natural owner(s) must be annuitant(s) and only spouses may be joint annuitants.
Charge	The current charge is 0.50% (0.90% maximum).	The current charge is 0.65% (0.75% if you purchased your Contract on or after June 23, 2008) (1.20% maximum).
Investment Restrictions	No allocation guidelines or investment restrictions currently apply.	Allocation guidelines and investment restrictions apply.
Restricted Subaccounts	Restricted Subaccounts (3% interest on GMIB Roll-Up Base B).	No Restricted Subaccounts (5% (6% if you purchased your Contract on or after June 23, 2008) interest on entire GMIB EXTRA Roll-Up Base).
GMIB Roll-Up Base	GMIB Roll-Up Base accrues interest until the earlier of 20 contract years or the contract anniversary on or following the oldest annuitant’s 80th birthday.	GMIB EXTRA Roll-Up Base accrues interest until the contract anniversary on or following the oldest annuitant’s 85th birthday.
GMIB MAV Base	Anniversary values for GMIB MAV Base calculated until the contract anniversary on or following the oldest annuitant’s 80th birthday.	Anniversary values for GMIB EXTRA MAV Base calculated until the contract anniversary on or following the oldest annuitant’s 85th birthday.
Optional Reset	No optional resets of GMIB Roll-Up Base.	Optional resets of GMIB EXTRA Roll-Up Base until oldest annuitant’s 75th birthday (restarts the 10-year waiting period).
RMD Provision	RMD withdrawals will reduce the GMIB Roll-Up Base in the same manner as all other withdrawals.	RMD withdrawals attributable to assets in the Contract will reduce the GMIB EXTRA Roll-Up Base subject to limited dollar-for-dollar treatment. (“See Required Minimum Distributions”).
No Lapse Guarantee	No Lapse Guarantee not available.	If account value is reduced to zero, No Lapse Guarantee automatically exercises GMIB EXTRA.

*	Please note that if you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available.

Appendix K – Differences Between Single Life GMWB and Joint Life GMWB

GMWB	Single Life Rider*	Joint Life Rider
Charge
•   The current charge is 0.60% (0.65% if you purchased your Contract on or after June 23, 2008) (1.25% maximum).

•   The current charge is 0.80% if you elect the Income Enhancement Benefit (1.55% maximum).
The current charge is 0.75% (0.85% if you purchased your Contract on or after June 23, 2008) (1.50% maximum). • The current charge is 1.15% if you elect the Income Enhancement Benefit (2.00% maximum).
Contract Structuring	Joint annuitants are not permitted.	Joint annuitants are permitted, but must be spouses.
Annuitant Changes
•   Changes of annuitant are not permitted under the Single Life rider, except upon spousal continuation. If spousal continuation occurs prior to the first withdrawal, the GMWB Base will remain unchanged. If a withdrawal was made before spousal continuation, the GMWB Base will be reset to equal the account value less uncollected charges.

•   The Lifetime Income Percentage may change because it is based on the spouse’s age on the spousal continuation date.

•   The continuing spouse must be at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) on the date of the change (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008).

•   Adding a new joint annuitant resets the GMWB Base to the current account value, if lower. Where a new annuitant is named upon spousal continuation, the GMWB Base will be reset to equal the account value less uncollected charges, if greater.

•   The Lifetime Income Percentage may change based on the younger spouse’s age on the date of the change, or on the surviving spouse’s age on the spousal continuation date, if greater.

•   If the joint annuitant spouse is removed, the GMWB Base remains unchanged; however, if prior withdrawals were taken, the Lifetime Income Percentage may change based on the remaining annuitant’s age on the date of the first withdrawal or most recent Automatic Step-Up, if later.

•   The new joint annuitant spouse must be at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008 and not more than 80 years old (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008) when added, except upon spousal continuation, in which case, the maximum age limit is waived for the surviving spouse.

*	Please note that if you purchased your Contract prior to January 12, 2007, the Single Life GMWB Rider is not available.

Appendix L — GMWB Variations Depending On Date of Contract Purchase

The GMWB varies depending on when you purchased your Contract. The key differences are shown in the following chart. Please see “Guaranteed Minimum Withdrawal Benefit” for a complete list of the differences.

	Step-Up of Lifetime	Step-Up of the	Cancellation of the	Re-Election of the	GMWB MAV Base	Automatic
	Income Percentage	GMWB Base	GMWB Rider	GMWB Rider		Roll-Up Rest
If you purchased your Contract prior to September 1, 2006:	After the first withdrawal on or after the GMWB Effective Date, we will redetermine and if appropriate step-up your Lifetime Income Percentage based upon your age band (or the age band of the younger annuitant if there are joint annuitants) on any third contract anniversary, if we are increasing your GMWB Base to equal your contract value on such anniversary.	After the first withdrawal on or after the GMWB Effective Date, if the contract value is higher than the GMWB Base, we will step-up the GMWB Base to equal such value on each third contract anniversary.	You may cancel the GMWB rider on each third contract anniversary after the contract date.	If you previously canceled your GMWB rider and you wish to re-elect it, you may do so on each third contract anniversary after the contract date.	The GMWB MAV Base equals the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where: (a) is the GMWB Base on the GMWB Effective Date, or is the contract value on each contract anniversary thereafter; and (b) is the sum of all additional premiums since the date of the highest contract value used in the last anniversary value calculation.	Not available.
If you purchased your Contract on or after September 1, 2006, but prior to January 12, 2007:	Same as above.	After the first withdrawal on or after the GMWB Effective Date, if the contract value is higher than the GMWB Base, we will step-up the GMWB Base to equal such value on each contract anniversary.	Same as above.	Same as above.	Same as above.	Not available.
If you purchased your Contract on or after January 12, 2007:	After the first withdrawal on or after the GMWB Effective Date, we will redetermine and if appropriate step-up your Lifetime Income Percentage based upon your age band (or the age band of the younger annuitant if there are joint annuitants) on any Contract Anniversary, if we are increasing your GMWB Base to equal your contract value on such anniversary.	Same as above.	You may cancel the GMWB rider on each fifth contract anniversary after the contract date.	If you previously canceled your GMWB rider and you wish to re-elect it, you may do so on each fifth contract anniversary after the contract date.	Same as above.	On each of the first five contract anniversaries after the GMWB Effective Date, the GMWB Roll-Up Base will automatically reset to the contract value, if greater. Interest will continue to accrue for five years after each automatic rollup reset, if any.

Step-Up of Lifetime	Step-Up of the	Cancellation of the	Re-Election of the	GMWB MAV Base	Automatic
Income Percentage	GMWB Base	GMWB Rider	GMWB Rider		Roll-Up Rest
If you purchased your Contract on or after June 23, 2008:	Same as above.	After your first withdrawal, on or after the GMWB Effective Date, if you have taken an Excess Withdrawal during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal your contract value, if higher. After your first withdrawal, on or after the GMWB Effective Date, if you have not taken an Excess Withdrawal during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal the greater of (a) the contract value or (b) the highest monthaversary contract value since the last contract anniversary, if such value is higher than the GMWB Base.

		Same as above.	Same as above.	The GMWBMAV Base is equal to the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where: (a) is the GMWB Base on the GMWB Effective Date and, on each contract anniversary thereafter, is the highest contract value on such anniversary or on any of the preceding eleven monthaversaries; and (b) is the sum of all additional premiums since the last contract anniversary.	On each of the first ten contract anniversaries after the GMWB Effective Date and prior to your first withdrawal, we will automatically reset the GMWB Roll-Up to equal the greater of the current GMWB Roll-Up Base or the GMWB MAV Base on such contract anniversary.

	Minimum Age Requirement to Purchase the GMWB*	Income Enhancement Benefit
If you purchased your Contract prior to January 11, 2008	You and your joint annuitant (if applicable) must be at least 60 years old.	Not available.
If you purchased your Contract on or after January 11, 2008, but prior to June 23, 2008	You and your joint annuitant (if applicable) must be at least 55 years old.	Not available.
If you purchased your Contract on or after June 23, 2008	There is no minimum age requirement.	Available.

*Please note that the age bands also differ based on the contract date, please see “Guaranteed Minimum Withdrawal Benefit — Guaranteed Lifetime Amount”.

APPENDIX M — Example of RMD Calculations under the GMIB EXTRA
Example: You purchase a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on June 1, 2009 at the age of 70. You select the GMIB EXTRA rider. You make your first withdrawal on September 1, 2014 at the age of 75 and elect to take RMD withdrawals from your contract as shown below. Values associated with your GMIB EXTRA rider, based on hypothetical Account Values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMIB EXTRA Base and GMIB EXTRA Charge, see “Guaranteed Minimum Income Benefit EXTRA.”

								Remaining
							5% GMIB	5% GMIB
							Dollar-for-Dollar	Dollar-for-Dollar
					GMIB Extra	GMIB Extra	Withdrawal	Withdrawal
		Transactions		Account	Roll-Up Base	Roll-Up Base	Limit for	Limit for
Date		Prem.	Withdr.	Value	(Before Activity)	(After Activity)	Contract Year	Contract Year
6/1/2009	The contract is issued	$100,000		$100,000	$100,000	$100,000	$5,000	$5,000
6/1/2014	Fifth contract anniversary			$125,000	$127,628	$127,628	$6,381	$6,381
	Assume Account Value increased by $25,000 due to positive investment performance. Also assume the owner has not elected any Optional Resets.
9/1/2014	You take $5,000 withdrawal		$5,000	$120,000	$129,207	$124,207	$6,381	$1,381

Assume Account Value decreased by $5,000 as a result of withdrawal. Since the withdrawal amount of $5,000 is less than the Remaining 5% GMIB Dollar-for-Dollar Limit for the contract year ($6,381), the GMIB EXTRA Roll-Up Base is reduced dollar- for-dollar.

1/1/2015	Enter 2015 tax year			$150,000	$126,250	$126,250	$6,381	$1,381
	Assume Account Value increased by $30,000 due to positive investment performance and the RMD amount for the 2015 tax year is determined to be $6,500 (based on IRA owner’s age and sex).						(additional $119 will be permitted for RMD)
3/1/2015	Service Center notified $6,500 withdrawal will be taken for RMD purposes		$6,550	$113,500	$127,249	$120,357	$6,381	$ —

Assume Account Value decreased by $30,000 due to negative investment performance before the withdrawal and further decreased by $6,500 as a result of withdrawal. Cumulative withdrawals during the contract year = $5,000 + $6,500 = $11,500. Since the RMD amount for the tax year is $6,500, any withdrawal that causes cumulative withdrawals during the contract year to exceed $6,500 will be treated as an adjusted withdrawal and the GMIB EXTRA Roll-Up Base will be “adjusted” as follows:
							(additional $119 will be permitted for RMD)
	Adjusted Withdrawal = withdrawal × (GMIB EXTRA Roll-Up Base before withdrawal)
	(Account Value before the withdrawal)
	= ($6,500) × ($127,249 /$120,000)
	= $6,893
	GMIB EXTRA Roll-Up Base = GMIB EXTRA Roll-Up Base (prior to withdrawal) — Adj.Withdrawal
	= $127,249 — $6,893
	= $120,357
6/1/2015	Sixth contract anniversary			$113,500	$121,846	$121,846	$6,092	$6,092
	Assume no change in Account Value.
9/1/2015	No activity			$113,500	$123,353	$123,353	$6,092	$6,092

APPENDIX N — Example of RMD Calculations under the GMIB EXTRA
Example: You purchase a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on June 1, 2009 at the age of 70. You select the GMIB EXTRA rider. You make your first withdrawal on September 1, 2014 at the age of 75 and elect to take RMD withdrawals from your contract as shown below. Values associated with your GMIB EXTRA rider, based on hypothetical Account Values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMIB EXTRA Base and GMIB EXTRA Charge, see “Guaranteed Minimum Income Benefit EXTRA.”

								Remaining
							5% GMIB	5% GMIB
							Dollar-for-Dollar	Dollar-for-Dollar
					GMIB Extra	GMIB Extra	Withdrawal	Withdrawal
		Transactions		Account	Roll-Up Base	Roll-Up Base	Limit for	Limit for
Date		Prem.	Withdr.	Value	(Before Activity)	(After Activity)	Contract Year	Contract Year
6/1/2009	The contract is issued	$100,000		$100,000	$100,000	$100,000	$5,000	$5,000
6/1/2014	Fifth contract anniversary			$125,000	$127,628	$127,628	$6,381	$6,381
	Assume Account Value increased by $25,000 due to positive investment performance. Also assume the owner has not elected any Optional Resets.
9/1/2014	You take $5,000 withdrawal		$5,000	$120,000	$129,207	$124,207	$6,381	$1,381

Assume Account Value decreased by $5,000 as a result of withdrawal. Since the withdrawal amount of $5,000 is less than the Remaining 5% GMIB Dollar-for-Dollar Limit for the contract year ($6,381), the GMIB EXTRA Roll-Up Base is reduced dollar-for-dollar.

1/1/2015	Enter 2015 tax year			$150,000	$126,250	$126,250	$6,381	$1,381
	Assume Account Value increased by $30,000 due to positive investment performance and the RMD amount for the 2015 tax year is determined to						(additional $119 will be permitted for RMD)
	be $6,500 (based on IRA owner’s age and sex).
3/1/2015	Service Center notified $1,500 withdrawal will be taken for RMD purposes		$1,500	$118,500	$127,249	$125,749	$6,381	$—
	Assume Account Value decreased by $30,000 due to negative investment performance before the withdrawal and further decreased by $1,500 as a						(additional $119 will be permitted for RMD)

result of withdrawal. Cumulative withdrawals during the contract year = $5,000 + $1,500 = $6,500. Since cumulative withdrawals during the contract year or tax year do not exceed the RMD amount, the $1,500 withdrawal will reduce the GMIB EXTRA Roll-Up Base dollar-for-dollar.

6/1/2015	Sixth contract anniversary			$118,500	$127,305	$127,305	$6,365	$6,365
	Assume no change in Account Value.
9/1/2015	Service Center notified $5,000 withdrawal will be taken for RMD purposes		$5,000	$113,500	$128,880	$123,880	$6,365	$1,365

Assume now Account Value decreased by $5,000 as a result of withdrawal. Cumulative withdrawals during the contract year = $5,000. Since cumulative withdrawals during the contract year or tax year do not exceed the RMD amount, the $5,000 withdrawal will reduce the GMIB EXTRA Roll-Up Base dollar-for-dollar.

APPENDIX O — Example of RMD Calculations under the GMWB
Example: You purchase a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on June 1, 2009. You select the GMWB rider covering two lives and immediately take your first withdrawal and elect to take RMD withdrawals from your contract as shown below. The younger spouse (in this case, the joint annuitant) is age 60 at issue. Values associated with your GMWB rider, based on hypothetical Account Values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMWB Base and GMWB Charge, see “Guaranteed Minimum Withdrawal Benefit.”

							Remaining
							Guaranteed
							Lifetime
						Guaranteed	Amount	Excess
		Transactions		Account		Lifetime	in Contract	Withdrawal
Date		Prem.	Withdr.	Value	GMWB Base	Amount	Year	Amount
6/1/2009	The Contract is issued and the owner takes a $3,000 withdrawal	$100,000	$3,000	$97,000	$100,000	$4,500	$1,500	$—
	The Lifetime Income Percentage is 4.5%. No Roll-Up is applicable since the owner took an immediate withdrawal.
1/1/2010	Enter 2010 tax year			$97,000	$100,000	$4,500	$1,500
	Assume no change in Account Value and the RMD amount for the 2010 tax year is determined to be $5,000 (based on IRA owner’s age and sex).					(additional $500 will be permitted for RMD)
3/1/2010	Service Center notified $5,000 withdrawal will be taken for RMD purposes		$5,000	$92,000	$96,907	$4,500	$—	$3,000

Assume Account Value decreased by $5,000 as a result of withdrawal. Cumulative withdrawals during the contract year = $3,000 + $5,000 = $8,000. Since cumulative withdrawals during the contract year is over the RMD amount of $5,000, the $3,000 withdrawal will be treated as an adjusted withdrawal and the GMWB base will be adjusted as follow:

	Adjusted Withdrawal = Excess withdrawal × (GMWB Base before withdrawal)
	(Account Value before the withdrawal)
	= ($3,000) × ($100,000 /$97,000)
	= $3,093
	GMWB Base = GMWB Base (prior to withdrawal) — Adj.Withdrawal
	= $100,000 — $3,093
	= $96,907
6/1/2010	Contract anniversary			$92,000	$96,907	$4,361	$4,361
	Assume no change in Account Value.
9/1/2010	No Activity			$92,000	$96,907	$4,361	$4,361

APPENDIX P — Example of RMD Calculations under the GMWB
Example: You purchase a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on June 1, 2009. You select the GMWB rider covering two lives and immediately take your first withdrawal and elect to take RMD withdrawals from your contract as shown below. The younger spouse (in this case, the joint annuitant) is age 60 at issue. Values associated with your GMWB rider, based on hypothetical Account Values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMWB Base and GMWB Charge, see “Guaranteed Minimum Withdrawal Benefit.”

							Remaining
							Guaranteed
						Guaranteed	Lifetime	Excess
		Transactions		Account		Lifetime	Amount in	Withdrawal
Date		Prem.	Withdr.	Value	GMWB Base	Amount	Contract Year	Amount
6/1/2009	The Contract is issued and the owner takes a $3,000 withdrawal	$100,000	$3,000	$97,000	$100,000	$4,500	$1,500	$—
	The Lifetime Income Percentage is 4.5%. No Roll-Up is applicable since the owner took an immediate withdrawal.
1/1/2010	Enter 2010 tax year			$97,000	$100,000	$4,500	$1,500
	Assume no change in Account Value and the RMD amount for the 2010 tax year is determined to be $5,000 (based on IRA owner’s age and sex).					(additional $500 will be permitted for RMD)
3/1/2010	Service Center notified $2,000 withdrawal will be taken for RMD purposes		$2,000	$95,000	$100,000	$4,500	$—	$—

Assume Account Value decreased by $2,000 as a result of withdrawal. Cumulative withdrawals during the contract year = $3,000 + $2,000 = $5,000. Since cumulative withdrawals during the contract year is less than the RMD amount, the $2,000 withdrawal will not reduce the GMWB Base.

6/1/2010	Contract anniversary			$95,000	$100,000	$4,500	$4,500
	Assume no change in Account Value.
9/1/2010	Service Center notified $3,000 withdrawal will be taken for RMD purposes		$3,000	$92,000	$100,000	$4,500	$1,500

Assume now Account Value decreased by $3,000 as a result of withdrawal. Cumulative withdrawals during the contract year = $3,000. Since cumulative withdrawals during the contract year or tax year do not exceed the RMD amount, the $2,000 withdrawal will not reduce the GMWB Base

Merrill Lynch Life Variable Annuity
Separate Account D (the “Separate Account”)

Flexible Premium Individual Deferred
Variable Annuity Contract (the “Contract”)
issued by
Merrill Lynch Life Insurance Company

Home Office: 425 West Capital Avenue
Suite 1800
Little Rock, Arkansas 72201

Service Center: 4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001
Phone: (800) 535-5549

offered through
Transamerica Capital, Inc.

Statement of Additional Information May 1, 2009 Merrill Lynch Investor Choice Annuity® (IRA Series)
This individual deferred variable annuity contract (the “Contract”) is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long-term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract must be issued by Merrill Lynch Life Insurance Company (“Merrill Lynch Life”) as an Individual Retirement Annuity (“IRA”), Roth IRA, or SEP IRA, that is given qualified tax status or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider.
This Statement of Additional Information is not a prospectus and should be read together with the Contract’s Prospectus dated May 1, 2009, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

OTHER INFORMATION	2
Selling the Contract	2
Financial Statements	2
Administrative Services Arrangements	2
Keep Well Agreement	2
CALCULATION OF YIELDS AND TOTAL RETURNS	3
Money Market Yield	3
Other Subaccount Yields	4
Total Returns	4
EX-7(a)
EX-7(a)(1)
EX-7(b)
EX-7(b)(1)
EX-7(c)
EX-7(c)(1)
EX-9
EX-10(a)
EX-10(b)
Exhibit 10(c)
EX-13

1

Other Information

Selling the Contract
The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.
Effective May 1, 2008 Transamerica Capital, Inc. (“Transamerica” or “Distributor”) serves as principal underwriter for the Contracts. Distributor is a California corporation and its home office is located at 4600 South Syracuse Street, Suite 1100, Denver Colorado, 80287. Distributor is an indirect, wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA (formerly NASD, Inc.). Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) formerly served as principal underwriter for the Contracts. MLPF&S is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. MLPF&S is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. MLPF&S is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA. For the years ended December 31, 2008, 2007, and 2006, MLPF&S received $7,106,985, $13,109,042, and $11,778,167, respectively, in commissions. For the year ended December 31, 2008, Transamerica Capital, Inc. received $9,425,798 in commissions.
Financial Statements
The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.
Administrative Services Arrangements
Merrill Lynch Life has entered into a Service Agreement with its former parent, Merrill Lynch Insurance Group, Inc. (“MLIG”), pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Separate Account and certain contracts including these Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. (“MLIG Services”), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services’ actual costs. For the years ended December 31, 2008, 2007, and 2006, $5,221.00, $27.0 million, and $29.7 million, respectively, in administrative service fees were paid.
Keep Well Agreement
On December 28, 2007, AEGON USA entered into a “keep well” agreement with Merrill Lynch Life. Under the agreement, so long as Merrill Lynch Life is a wholly owned subsidiary of AEGON USA, AEGON USA will ensure that Merrill Lynch Life maintains tangible net worth equal to at least $5 million. At December 31, 2008, the tangible net worth of Merrill Lynch Life was in excess $5 million. The agreement has a duration of three years so long as Merrill Lynch Life is a wholly owned affiliate of AEGON USA and it may be terminated by either party upon one year’s written notice. The agreement does not guarantee, directly or indirectly, any indebtedness, liability, or obligation of Merrill Lynch Life. Upon mutual consent of AEGON USA and Merrill Lynch Life, the agreement may be modified or amended in ways not less favorable to Merrill Lynch Life or its contract owners.

2

Calculation of Yields and Total Returns

Money Market Yield
From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yield for the Merrill Lynch Ready Assets Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. On a Class-specific basis, the current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the current asset-based insurance charge for each Class (1.25% for the B Class; 1.60% for the C Class; 1.45% for the L Class; and 1.65% for the XC Class); and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of anticipated contract size, we have assumed the average per unit contract fee to be 0.05%. On a Class-specific basis, current yield will be calculated according to the following formula:
Current Yield = ((NCF – ES)/UV) X (365/7)
Where:
NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES	=	per unit expenses for the hypothetical account for the 7-day period.

UV	=	the unit value on the first day of the 7-day period.
Merrill Lynch Life also may quote the effective yield of the Merrill Lynch Ready Assets Subaccount for the same 7-day period, determined on a compounded basis. On a Class-specific basis, the effective yield is calculated by compounding the unannualized base period return according to the following formula:
Effective Yield = (1 + ((NCF – ES)/UV))(365/7) – 1
Where:
NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES	=	per unit expenses for the hypothetical account for the 7-day period.

UV	=	the unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under the Contract, the yields for the Merrill Lynch Ready Assets Subaccount will be lower than the yield for the corresponding underlying Fund.
The yields on amounts held in the Merrill Lynch Ready Assets Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yields for the subaccount are affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund, and the Fund’s operating expenses. Yields on amounts held in the Merrill Lynch Ready Assets Subaccount may also be presented for periods other than a 7-day period.

3

Other Subaccount Yields
From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the Merrill Lynch Ready Assets Subaccount) for a Contract for a 30-day or one-month period on a Class-specific basis. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the current asset-based insurance charge for each Class (1.25% for the B Class; 1.60% for the C Class; 1.45% for the L Class; and 1.65% for the XC Class); and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of account value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:
Yield = 2 X ((((NI – ES)/(U X UV)) + 1)(6) – 1)
Where:
NI	=	net investment income of the Fund for the 30-day or one-month period attributable to the subaccount’s units.

ES	=	expenses of the subaccount for the 30-day or one-month period.

U	=	the average number of units outstanding.

UV	=	the unit value at the close of the last day in the 30-day or one-month.
Currently, Merrill Lynch Life may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.
The yields on the amounts held in the subaccounts normally will fluctuate over time. Therefore, a disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yields are affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.
Yield calculations do not take into account the surrender charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the applicable surrender charge period. A surrender charge will not be imposed on the “free withdrawal amount” each year.
Total Returns
From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including “standard” average annual total returns for one or more of the subaccounts for various periods of time on a Class-specific basis. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5 and 10 years, or for a shorter period, if applicable. We will not show any performance information for periods of less than six months.
Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. Total returns do not reflect any rider charges or bonus amounts if applicable.

4

We must also disclose “non-standard” performance information along with “standard.” “Non-standard” average annual total returns for other periods of time may also be disclosed from time to time. For example, “non-standard” average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds and the subaccounts corresponding to the Funds commenced operations as indicated below:

	Fund Inception	Subaccount Inception
Fund	Date	Date
AIM Basic Value Fund (Class A)	October 18, 1995	March 4, 2005
AIM Mid Cap Core Equity Fund (Class A)	June 9, 1987	March 4, 2005
AllianceBernstein International Value (Class A)	March 29, 2001	May 1, 2007
AllianceBernstein Small/Mid Cap Value Fund (Class A)	March 29, 2001	March 4, 2005
AllianceBernstein Value Fund (Class A)	March 29, 2001	March 4, 2005
Allianz CCM Capital Appreciation Fund (Class A)	March 8, 1991	May 1, 2006
Allianz NFJ Dividend Value (Class A)[12]	May 8, 2000	May 1, 2007
Allianz NFJ Small-Cap Value Fund (Class A)[5]	October 1, 1991	October 11, 2002
Allianz OCC Renaissance Fund (Class A)[6]	April 18, 1988	October 11, 2002
American Century Equity Income Fund (A Class)	March 7, 1997	October 11, 2002
American Century Ultra® Fund (A Class)	October 2, 1996	March 4, 2005
American Funds The Bond Fund of America, Inc. (Class F)	May 28, 1974	March 4, 2005
American Funds EuroPacific Growth Fund (Class F)	April 16, 1984	March 4, 2005
American Funds The Growth Fund of America, Inc. (Class F)	December 1, 1973	March 4, 2005
American Funds The Income Fund of America, Inc. (Class F)	December 1, 1973	March 4, 2005
American Funds The Investment Company of America (Class F)	January 1, 1934	March 4, 2005
BlackRock Basic Value Fund, Inc. (Investor A)	October 21, 1994	October 11, 2002
BlackRock Total Return Fund (Investor A)[13]	October 21, 1994	October 11, 2002
BlackRock Fundamental Growth Fund, Inc. (Investor A)	December 24, 1992	October 11, 2002
BlackRock Global Allocation Fund, Inc. (Investor A)	October 21, 1994	October 11, 2002
BlackRock Global Growth Fund, Inc. (Investor A)	October 31, 1997	May 1, 2008
BlackRock Global SmallCap Fund, Inc. (Investor A)	August 5, 1994	March 4, 2005
BlackRock High Income Fund (Investor A)	October 21, 1994	May 1, 2007
BlackRock International Index Fund (Investor A)	April 9, 1997	March 4, 2005
BlackRock International Value Fund (Investor A)	June 2, 1999	May 1, 2007
BlackRock Small Cap Index Fund (Investor A)	April 9, 1997	March 4, 2005
BlackRock S&P 500 Index Fund (Investor A)	April 3, 1997	October 11, 2002
BlackRock Short-Term Bond Fund (Investor A)[1]	October 6, 2000	March 4, 2005
BlackRock Large Cap Core Fund (Investor A)	December 22, 1999	March 4, 2005
BlackRock Large Cap Growth Fund (Investor A)	December 22, 1999	March 4, 2005
BlackRock Large Cap Value Fund (Investor A)	December 22, 1999	March 4, 2005
BlackRock Government Income Portfolio (Investor A)[9]	September 28, 1984	October 11, 2002
BlackRock Value Opportunities Fund, Inc. (Investor A)	October 21, 1994	October 11, 2002
Cohen & Steers Realty Income Fund, Inc. (Class A)	September 2, 1997	March 4, 2005
Columbia Acorn International (Class A)	October 16, 2000	May 1, 2007
Columbia Acorn USA Fund (Class A)	October 16, 2000	March 4, 2005
Columbia Marsico Growth Fund (Class A)	December 31, 1997	May 1, 2006
Davis New York Venture Fund, Inc. (Class A)	February 17, 1969	October 11, 2002
Delaware Trend Fund (Class A)	October 3, 1968	October 11, 2002
Dreyfus Appreciation Fund, Inc.	January 18, 1984	March 4, 2005
Eaton Vance Floating-Rate Fund (Class A)[2]	February 7, 2001	March 4, 2005
Eaton Vance Large-Cap Value (Class A)	September 23, 1931	May 1, 2007
Fidelity Advisor Equity Growth Fund (Class A)[3]	November 22, 1983	October 11, 2002
Federated Capital Appreciation Fund (Class A)	January 1, 1977	March 4, 2005
Federated Kaufman Fund (Class A)[4]	April 23, 2001	March 4, 2005
Janus Advisor Forty Fund (Class A)	September 30, 2004	May 1, 2007
Janus Advisor Mid Cap Growth Fund (Class A)	September 30, 2004	May 1, 2007
JPMorgan Multi-Cap Market Neutral Fund (Class A)	May 23, 2003	June 30, 2006
JPMorgan Small Cap Growth (Class A)	July 1, 1991	May 1, 2007
Lord Abbett Affiliated Fund, Inc. (Class A)	January 1, 1950	March 4, 2005

5

	Fund Inception	Subaccount Inception
Fund	Date	Date
Lord Abbett Bond-Debenture Fund, Inc. (Class A)	April 1, 1971	October 11, 2002
Lord Abbett Mid-Cap Value Fund, Inc. (Class A)	June 28, 1983	October 11, 2002
Merrill Lynch Ready Assets Trust	February 19, 1975	October 11, 2002
Oppenheimer Capital Appreciation Fund (Class A)	January 22, 1981	March 4, 2005
Oppenheimer Main Street Fund® (Class A)	February 3, 1988	October 11, 2002
Oppenheimer Main Street Small Cap Fund® (Class A)	August 2, 1999	March 4, 2005
PIMCO CommodityRealReturn Strategy Fund (Class A)[7]	June 28, 2002	March 4, 2005
PIMCO Low Duration (Class A)[11]	May 11, 1987	May 1, 2007
PIMCO Real Return Fund (Class A)	January 29, 1997	March 4, 2005
PIMCO Total Return Fund (Class A)[8]	May 11, 1987	October 11, 2002
Pioneer Emerging Markets Fund (Class A)	June 23, 1994	May 1, 2006
Pioneer Fund (Class A)	February 13, 1928	March 4, 2005
Pioneer High Yield Fund (Class A)	February 12, 1998	March 4, 2005
Pioneer Real Estate Shares (Class A)	October 25, 1993	May 1, 2008
Pioneer Small Cap Value Fund (Class A)	February 28, 1997	March 4, 2005
Seligman Capital (Class A)	October 9, 1969	May 1, 2007
Templeton Foreign Fund (Class A)	October 5, 1982	October 11, 2002
Templeton Growth Fund, Inc. (Class A)	November 29, 1954	October 11, 2002
Transamerica Convertible Securities (Class A)	March 1, 2002	May 1, 2008
Transamerica Equity (Class A)	March 1, 2000	May 1, 2008
Transamerica Growth Opportunities (Class A)	March 1, 2000	May 1, 2008
Transamerica Small/Mid Cap Value (Class A)	April 2, 2001	May 1, 2008
Van Kampen Comstock Fund (Class A)	October 7, 1968	October 11, 2002

[1]	Because Class A shares were first available on September 24, 1999, performance shown for periods prior to that date will reflect performance of Class I, adjusted for expenses of Class A.

[2]	Because Class A shares were first available on May 5, 2003, performance shown for periods prior to that date will reflect performance of Advisers Class, adjusted for expenses of Class A.

[3]	Because Class A shares were first available on September 3, 1996, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class A.

[4]	Because Class A Shares were first available on April 23, 2003, performance shown for periods prior to that date will reflect performance of Class K, adjusted for expenses of Class A. Any performance prior to April 23, 2001 is the performance of a predecessor fund.

[5]	Because Class A shares were first available on January 20, 1997, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for expenses of Class A.

[6]	Because Class A shares were first available on February 1, 1991, performance shown for periods prior to that date will reflect performance of Class C shares, adjusted for expenses of Class A.

[7]	Because Class A shares were first available on November 29, 2002, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for the expenses of Class A.

[8]	Because Class A shares were first available on January 13, 1997, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for expenses of Class A.

[9]	Dates shown for the Merrill Lynch US Government Fund, which was reorganized into BlackRock Government Income Portfolio (a series of BlackRock Funds) on October 13, 2006.

[10]	Because Class A shares were first available on January 20, 1997, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for expenses of Class A.

[11]	Because Class A shares were first available on January 13, 1997, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for expenses of Class A.

[12]	Class A shares were first available on October 31, 2007 therefore, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for expenses of Class A.

[13]	On September 24, 2007, the BlackRock Bond Fund acquired substantially all of the assets and certain stated liabilities of BlackRock Total Return Portfolio (“Total Return Portfolio”), a portfolio of BlackRock Funds II (“the Reorganization”). In connection with the Reorganization, (i) BlackRock Bond Fund issued investor C, Class R, and newly created Investor B2, BlackRock, and Service shares and (ii) each of BlackRock Bond Fund and Master Bond Portfolio, a series of Master Bond LLC, changed its investment objective and name. Although BlackRock Bond Fund is the surviving entity in the Reorganization, Total Return Portfolio is the accounting survivor. As a result, BlackRock Bond Fund assumes the performance history of Total Return Portfolio at the closing of the Reorganization. Subaccount “standard” average annual total returns, however, will continue to reflect the performance history of the BlackRock Bond Fund for periods prior to the Reorganization.

6

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under each Class of the Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end. Average annual total returns are calculated for each Class using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the current asset-based insurance charge for each Class; and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the surrender charge if applicable. Total returns for the XC Class do not reflect the addition of bonus amounts. Total returns do not reflect any rider charges. For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the average annual total return is then calculated according to the following formula:
TR = ((ERV/P)(1/N)) – 1
Where:
TR	=	the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and contract fee).

ERV	=	the ending redeemable value (net of any applicable surrender charge) at the end of the period of the hypothetical account with an initial payment of $1,000.

P	=	a hypothetical initial payment of $1,000.

N	=	the number of years in the period.
From time to time, Merrill Lynch Life also may quote in sales literature or advertisements “non-standard” Class-specific total returns for other periods or that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charge on surrender of the Contract. In addition, such non-standard returns may also be quoted for other periods.
From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) on a Class-specific basis for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above except for the surrender charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the “DCA subaccount”) at the beginning of that period and monthly transfers of a portion of the account value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the account value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

7

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of
Merrill Lynch Life Insurance Company
We have audited the accompanying statements of assets and liabilities of each of the investment divisions of the Merrill Lynch Life Variable Annuity Separate Account D (the “Separate Account”), comprised of BlackRock Basic Value Fund, BlackRock Fundamental Growth Fund, BlackRock Global Allocation Fund, BlackRock Global Growth Fund, BlackRock Global SmallCap Fund, BlackRock Government Income Portfolio, BlackRock High Income Fund, BlackRock International Index Fund, BlackRock International Value Fund, BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund, BlackRock Large Cap Value Fund, Merrill Lynch Ready Assets Trust, BlackRock Short Term Bond Fund, BlackRock S&P 500 Index Fund, BlackRock Small Cap Index Fund, BlackRock Total Return Fund, BlackRock Value Opportunities Fund, AIM Basic Value Fund, AIM Charter Fund, AIM Constellation Fund, AIM Mid Cap Core Equity Fund, AllianceBernstein Growth & Income Fund, AllianceBernstein International Value Fund, AllianceBernstein Large Cap Growth Fund, AllianceBernstein Small/Mid Cap Value Fund, AllianceBernstein Value Fund, Allianz CCM Capital Appreciation Fund, Allianz NFJ Dividend Value Fund, Allianz NFJ Small-Cap Value Fund, Allianz OCC Renaissance Fund, American Century Equity Income Fund, American Century Ultra Fund, American Funds Bond Fund of America, American Funds Growth Fund of America, American Funds Income Fund of America, American Funds Investment Company of America, American Funds EuroPacific Growth Fund, Cohen & Steers Realty Income Fund, Columbia Acorn International, Columbia Acorn USA, Columbia Marsico Growth Fund, Davis New York Venture Fund, Delaware Trend Fund, Dreyfus Appreciation Fund, Eaton Vance Floating-Rate Fund, Eaton Vance Large-Cap Value Fund, Federated Capital Appreciation Fund, Federated Kaufmann Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Overseas Fund, Janus Advisor Forty Fund, Janus Advisor Mid Cap Growth Fund, JPMorgan Multi-Cap Market Neutral Fund, JPMorgan Small Cap Growth Fund, Lord Abbett Affiliated Fund, Lord Abbett Bond-Debenture Fund, Lord Abbett Mid-Cap Value Fund, MFS® Core Growth Fund, MFS® Mid Cap Growth Fund, MFS® Research International Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Oppenheimer Main Street Fund®, Oppenheimer Main Street Small Cap Fund®, Oppenheimer Quest Opportunity Value Fund, PIMCO CommodityRealReturn Strategy Fund, PIMCO Low Duration Fund, PIMCO Real Return Fund, PIMCO Total Return Fund, Pioneer Emerging Markets Fund, Pioneer Fund, Pioneer High Yield Fund, Pioneer Real Estate Shares Fund, Pioneer Small Cap Value Fund, Putnam Fund for Growth and Income, Putnam International Equity Fund, Putnam Voyager Fund, Seligman Capital Fund, Seligman Smaller-Cap Value Fund, Templeton Foreign Fund, Templeton Growth Fund, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Small/Mid Cap Value, Van Kampen Aggressive Growth Fund, Van Kampen Comstock Fund, Van Kampen Equity and Income Fund, and Van Kampen Mid Cap Growth Fund, as of December 31, 2008, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the unit values footnote of Merrill Lynch Life Variable Annuity Separate Account D for each of the years ended December 31, 2006, 2005, and 2004. Those statements were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to the amounts included for the Separate Account, is based solely on the report of the other auditors.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investment divisions owned as of December 31, 2008 by correspondence with the custodian. We believe that our audits and the report of other auditors provide a reasonable basis for our opinion.
In our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of the investment divisions comprising the Merrill Lynch Life Variable Annuity Separate Account D at December 31, 2008, the results of each of their operations and their changes in net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Des Moines, Iowa
April 22, 2009

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2008

	Divisions Investing In
		BlackRock	BlackRock		BlackRock	BlackRock	BlackRock
	BlackRock	Fundamental	Global	BlackRock	Global	Government	High
	Basic Value	Growth	Allocation	Global Growth	SmallCap	Income	Income
(In thousands)	Fund	Fund	Fund	Fund a	Fund	Portfolio	Fund

Assets
Level 1 Quoted Prices at Net Asset Value
BlackRock Basic Value Fund, 1,696 shares (Cost $43,172)	$30,469	$—	$—	$—	$—	$—	$—
BlackRock Fundamental Growth Fund, 3,429 shares (Cost $66,257)	—	48,618	—	—	—	—	—
BlackRock Global Allocation Fund, 7,495 shares (Cost $141,213)	—	—	112,206	—	—	—	—
BlackRock Global Growth Fund, 10 shares (Cost $141)	—	—	—	108	—	—	—
BlackRock Global SmallCap Fund, 67 shares (Cost $1,675)	—	—	—	—	961	—	—
BlackRock Government Income Portfolio, 1,103 shares (Cost $11,302)	—	—	—	—	—	11,906	—
BlackRock High Income Fund, 38 shares (Cost $167)	—	—	—	—	—	—	116
Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$30,469	$48,618	$112,206	$108	$961	$11,906	$116

Net Assets

Accumulation Units	$30,469	$48,618	$112,206	$108	$961	$11,906	$116

a	Commenced operations effective May 1, 2008.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2008

	Divisions Investing In
	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock	Merrill Lynch	BlackRock
	International	International	Large Cap	Large Cap	Large Cap	Ready Assets	Short Term
(In thousands)	Index Fund	Value Fund	Core Fund	Growth Fund	Value Fund	Trust	Bond Fund

Assets
Level 1 Quoted Prices at Net Asset Value
BlackRock International Index Fund, 50 shares (Cost $764)	$435	$—	$—	$—	$—	$—	$—
BlackRock International Value Fund, 38 shares (Cost $994)	—	618	—	—	—	—	—
BlackRock Large Cap Core Fund, 707 shares (Cost $9,254)	—	—	5,842	—	—	—	—
BlackRock Large Cap Growth Fund, 325 shares (Cost $3,287)	—	—	—	2,287	—	—	—
BlackRock Large Cap Value Fund, 392 shares (Cost $7,256)	—	—	—	—	4,620	—	—
Merrill Lynch Ready Assets Trust, 54,878 shares (Cost $54,878)	—	—	—	—	—	54,878	—
BlackRock Short Term Bond Fund, 37 shares (Cost $373)	—	—	—	—	—	—	333
Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$435	$618	$5,842	$2,287	$4,620	$54,878	$333

Net Assets

Accumulation Units	$435	$618	$5,842	$2,287	$4,620	$54,878	$333

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2008

	Divisions Investing In
				BlackRock
		BlackRock	BlackRock	Value			AIM
	BlackRock S&P	Small Cap	Total Return	Opportunities	AIM Basic	AIM Charter	Constellation
(In thousands)	500 Index Fund	Index Fund	Fund	Fund	Value Fund	Fund	Fund

Assets
Level 1 Quoted Prices at Net Asset Value
BlackRock S&P 500 Index Fund, 1,132 shares (Cost $17,959)	$12,446	$—	$—	$—	$—	$—	$—
BlackRock Small Cap Index Fund, 20 shares (Cost $288)	—	155	—	—	—	—	—
BlackRock Total Return Fund, 839 shares (Cost $9,453)	—	—	8,078	—	—	—	—
BlackRock Value Opportunities Fund, 807 shares (Cost $18,052)	—	—	—	9,423	—	—	—
AIM Basic Value Fund, 11 shares (Cost $332)	—	—	—	—	148	—	—
AIM Charter Fund, 6,299 shares (Cost $73,736)	—	—	—	—	—	73,126	—
AIM Constellation Fund, 43 shares (Cost $984)	—	—	—	—	—	—	730

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$12,446	$155	$8,078	$9,423	$148	$73,126	$730

Net Assets

Accumulation Units	$12,446	$155	$8,078	$9,423	$148	$73,126	$730

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2008

	Divisions Investing In
							Allianz CCM
	AIM Mid Cap	AllianceBernstein	AllianceBernstein	AllianceBernstein	AllianceBernstein		Capital
	Core Equity	Growth & Income	International Value	Large Cap Growth	Small/Mid Cap	AllianceBernstein	Appreciation
(In thousands)	Fund	Fund	Fund	Fund	Value Fund	Value Fund	Fund

Assets
Level 1 Quoted Prices at Net Asset Value
AIM Mid Cap Core Equity Fund, 123 shares (Cost $2,915)	$1,987	$—	$—	$—	$—	$—	$—
AllianceBernstein Growth & Income Fund, 738 shares (Cost $3,174)	—	1,816	—	—	—	—	—
AllianceBernstein International Value Fund, 246 shares (Cost $4,637)	—	—	2,534	—	—	—	—
AllianceBernstein Large Cap Growth Fund, 100 shares (Cost $2,296)	—	—	—	1,599	—	—	—
AllianceBernstein Small/Mid Cap Value Fund, 685 shares (Cost $10,578)	—	—	—	—	6,766	—	—
AllianceBernstein Value Fund, 65 shares (Cost $842)	—	—	—	—	—	459	—
Allianz CCM Capital Appreciation Fund, 4 shares (Cost $62)	—	—	—	—	—	—	48

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$1,987	$1,816	$2,534	$1,599	$6,766	$459	$48

Net Assets

Accumulation Units	$1,987	$1,816	$2,534	$1,599	$6,766	$459	$48

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2008

	Divisions Investing In
						American	American
	Allianz NFJ	Allianz NFJ	Allianz OCC	American	American	Funds Bond	Funds Growth
	Dividend Value	Small-Cap	Renaissance	Century Equity	Century Ultra	Fund of	Fund of
(In thousands)	Fund	Value Fund	Fund	Income Fund	Fund	America	America

Assets
Level 1 Quoted Prices at Net Asset Value
Allianz NFJ Dividend Value Fund, 238 shares (Cost $3,431)	$2,271	$—	$—	$—	$—	$—	$—
Allianz NFJ Small-Cap Value Fund, 1,031 shares (Cost $28,385)	—	19,661	—	—	—	—	—
Allianz OCC Renaissance Fund, 375 shares (Cost $7,553)	—	—	3,944	—	—	—	—
American Century Equity Income Fund, 1,304 shares (Cost $8,948)	—	—	—	7,847	—	—	—
American Century Ultra Fund, 4 shares (Cost $116)	—	—	—	—	61	—	—
American Funds Bond Fund of America, 9,144 shares (Cost $115,244)	—	—	—	—	—	98,385	—
American Funds Growth Fund of America, 7,503 shares (Cost $216,485)	—	—	—	—	—	—	153,163

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$2,271	$19,661	$3,944	$7,847	$61	$98,385	$153,163

Net Assets

Accumulation Units	$2,271	$19,661	$3,944	$7,847	$61	$98,385	$153,163

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2008

	Divisions Investing In
		American
	American	Funds	American
	Funds Income	Investment	Funds	Cohen & Steers	Columbia		Columbia
	Fund of	Company of	EuroPacific	Realty Income	Acorn	Columbia	Marsico
(In thousands)	America	America	Growth Fund	Fund	International	Acorn USA	Growth Fund

Assets
Level 1 Quoted Prices at Net Asset Value
American Funds Income Fund of America, 4,293 shares (Cost $83,219)	$56,172	$—	$—	$—	$—	$—	$—
American Funds Investment Company of America, 3,521 shares (Cost $109,399)	—	73,770	—	—	—	—	—
American Funds EuroPacific Growth Fund, 2,419 shares (Cost $107,891)	—	—	67,448	—	—	—	—
Cohen & Steers Realty Income Fund, 103 shares (Cost $1,136)	—	—	—	710	—	—	—
Columbia Acorn International, 40 shares (Cost $1,506)	—	—	—	—	932	—	—
Columbia Acorn USA, 574 shares (Cost $11,679)	—	—	—	—	—	9,127	—
Columbia Marsico Growth Fund, 3,708 shares (Cost $71,264)	—	—	—	—	—	—	49,200

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$56,172	$73,770	$67,448	$710	$932	$9,127	$49,200

Net Assets

Accumulation Units	$56,172	$73,770	$67,448	$710	$932	$9,127	$49,200

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2008

	Divisions Investing In
						Federated
	Davis New		Dreyfus	Eaton Vance	Eaton Vance	Capital	Federated
	York Venture	Delaware	Appreciation	Floating-Rate	Large-Cap	Appreciation	Kaufmann
(In thousands)	Fund	Trend Fund	Fund	Fund	Value Fund	Fund	Fund

Assets
Level 1 Quoted Prices at Net Asset Value
Davis New York Venture Fund, 1,637 shares (Cost $58,632)	$38,668	$—	$—	$—	$—	$—	$—
Delaware Trend Fund, 496 shares (Cost $8,945)	—	4,478	—	—	—	—	—
Dreyfus Appreciation Fund, 1,036 shares (Cost $42,975)	—	—	29,253	—	—	—	—
Eaton Vance Floating-Rate Fund, 165 shares (Cost $1,540)	—	—	—	1,050	—	—	—
Eaton Vance Large-Cap Value Fund, 901 shares (Cost $18,980)	—	—	—	—	13,104	—	—
Federated Capital Appreciation Fund, 1,890 shares (Cost $38,329)	—	—	—	—	—	28,344	—
Federated Kaufmann Fund, 2,552 shares (Cost $14,905)	—	—	—	—	—	—	9,188

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$38,668	$4,478	$29,253	$1,050	$13,104	$28,344	$9,188

Net Assets

Accumulation Units	$38,668	$4,478	$29,253	$1,050	$13,104	$28,344	$9,188

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2008

	Divisions Investing In
	Fidelity
	Advisor	Fidelity	Fidelity		Janus Advisor	JPMorgan Multi-	JPMorgan
	Equity Growth	Advisor Mid	Advisor	Janus Advisor	Mid Cap Growth	Cap Market	Small Cap
(In thousands)	Fund	Cap Fund	Overseas Fund	Forty Fund	Fund	Neutral Fund	Growth Fund

Assets
Level 1 Quoted Prices at Net Asset Value
Fidelity Advisor Equity Growth Fund, 1,091 shares (Cost $54,900)	$37,300	$—	$—	$—	$—	$—	$—
Fidelity Advisor Mid Cap Fund, 133 shares (Cost $3,061)	—	1,465	—	—	—	—	—
Fidelity Advisor Overseas Fund, 256 shares (Cost $4,584)	—	—	3,352	—	—	—	—
Janus Advisor Forty Fund, 1,016 shares (Cost $35,315)	—	—	—	22,531	—	—	—
Janus Advisor Mid Cap Growth Fund, 283 shares (Cost $10,345)	—	—	—	—	6,473	—	—
JPMorgan Multi-Cap Market Neutral Fund, 57 shares (Cost $592)	—	—	—	—	—	579	—
JPMorgan Small Cap Growth Fund, 61 shares (Cost $591)	—	—	—	—	—	—	366

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$37,300	$1,465	$3,352	$22,531	$6,473	$579	$366

Net Assets

Accumulation Units	$37,300	$1,465	$3,352	$22,531	$6,473	$579	$366

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2008

	Divisions Investing In
		Lord Abbett				MFS®	Oppenheimer
	Lord Abbett	Bond-	Lord Abbett			Research	Capital
	Affiliated	Debenture	Mid-Cap	MFS® Core	MFS® Mid Cap	International	Appreciation
(In thousands)	Fund	Fund	Value Fund	Growth Fund	Growth Fund	Fund	Fund

Assets
Level 1 Quoted Prices at Net Asset Value
Lord Abbett Affiliated Fund, 1,519 shares (Cost $20,280)	$13,077	$—	$—	$—	$—	$—	$—
Lord Abbett Bond-Debenture Fund, 2,480 shares (Cost $19,415)	—	14,555	—	—	—	—	—
Lord Abbet Mid-Cap Value Fund, 2,037 shares (Cost $40,313)	—	—	21,248	—	—	—	—
MFS® Core Growth Fund, 335 shares (Cost $6,119)	—	—	—	4,207	—	—	—
MFS® Mid Cap Growth Fund, 548 shares (Cost $4,417)	—	—	—	—	2,751	—	—
MFS® Research International Fund, 591 shares (Cost $8,118)	—	—	—	—	—	6,354	—
Oppenheimer Capital Appreciation Fund, 21 shares (Cost $935)	—	—	—	—	—	—	574

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$13,077	$14,555	$21,248	$4,207	$2,751	$6,354	$574

Net Assets

Accumulation Units	$13,077	$14,555	$21,248	$4,207	$2,751	$6,354	$574

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2008

	Divisions Investing In
			Oppenheimer	Oppenheimer	PIMCO
		Oppenheimer	Main Street	Quest	Commodity
	Oppenheimer	Main Street	Small Cap	Opportunity	RealReturn	PIMCO Low	PIMCO Real
(In thousands)	Global Fund	Fund®	Fund®	Value Fund	Strategy Fund	Duration Fund	Return Fund

Assets
Level 1 Quoted Prices at Net Asset Value
Oppenheimer Global Fund, 103 shares (Cost $7,018)	$3,939	$—	$—	$—	$—	$—	$—
Oppenheimer Main Street Fund®, 110 shares (Cost $3,997)	—	2,430	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®, 64 shares (Cost $1,331)	—	—	780	—	—	—	—
Oppenheimer Quest Opportunity Value Fund, 981 shares (Cost $21,466)	—	—	—	21,045	—	—	—
PIMCO CommodityRealReturn Strategy Fund, 2,250 shares (Cost $26,049)	—	—	—	—	14,200	—	—
PIMCO Low Duration Fund, 102 shares (Cost $1,010)	—	—	—	—	—	961	—
PIMCO Real Return Fund, 3,843 shares (Cost $40,965)	—	—	—	—	—	—	36,314

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$3,939	$2,430	$780	$21,045	$14,200	$961	$36,314

Net Assets

Accumulation Units	$3,939	$2,430	$780	$21,045	$14,200	$961	$36,314

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2008

	Divisions Investing In
							Putnam
		Pioneer			Pioneer Real	Pioneer Small	Fund for
	PIMCO Total	Emerging	Pioneer	Pioneer High	Estate Shares	Cap Value	Growth and
(In thousands)	Return Fund	Markets Fund	Fund	Yield Fund	Fund b	Fund	Income

Assets
Level 1 Quoted Prices at Net Asset Value
PIMCO Total Return Fund, 29,407 shares (Cost $306,285)	$298,191	$—	$—	$—	$—	$—	$—
Pioneer Emerging Markets Fund, 175 shares (Cost $5,106)	—	2,679	—	—	—	—	—
Pioneer Fund, 35 shares (Cost $1,551)	—	—	1,022	—	—	—	—
Pioneer High Yield Fund, 176 shares (Cost $1,773)	—	—	—	1,065	—	—	—
Pioneer Real Estate Shares Fund, 369 shares (Cost $6,746)	—	—	—	—	4,792	—	—
Pioneer Small Cap Value Fund, 27 shares (Cost $755)	—	—	—	—	—	396	—
Putnam Fund for Growth and Income, 31 shares (Cost $539)	—	—	—	—	—	—	288

Dividends Receivable	12	—	—	—	—	—	—

Total Assets	$298,203	$2,679	$1,022	$1,065	$4,792	$396	$288

Net Assets

Accumulation Units	$298,203	$2,679	$1,022	$1,065	$4,792	$396	$288

b	Commenced operations effective May 1, 2008.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2008

	Divisions Investing In
	Putnam			Seligman			Transamerica
	International	Putnam	Seligman	Smaller-Cap	Templeton	Templeton	Convertible
(In thousands)	Equity Fund	Voyager Fund	Capital Fund	Value Fund	Foreign Fund	Growth Fund	Securities c

Assets
Level 1 Quoted Prices at Net Asset Value
Putnam International Equity Fund, 194 shares (Cost $5,417)	$2,941	$—	$—	$—	$—	$—	$—
Putnam Voyager Fund, 38 shares (Cost $713)	—	464	—	—	—	—	—
Seligman Capital Fund, 3 shares (Cost $58)	—	—	35	—	—	—	—
Seligman Smaller-Cap Value Fund, 221 shares (Cost $3,734)	—	—	—	2,038	—	—	—
Templeton Foreign Fund, 4,111 shares (Cost $38,384)	—	—	—	—	18,251	—	—
Templeton Growth Fund, 603 shares (Cost $13,809)	—	—	—	—	—	7,867	—
Transamerica Convertible Securities, 2 shares (Cost $15)	—	—	—	—	—	—	13

Dividends Receivable	—	—		—	—	—	—

Total Assets	$2,941	$464	$35	$2,038	$18,251	$7,867	$13

Net Assets

Accumulation Units	$2,941	$464	$35	$2,038	$18,251	$7,867	$13

c	Commenced operations effective May 1, 2008.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2008

	Divisions Investing In
		Transamerica	Transamerica	Van Kampen		Van Kampen	Van Kampen
	Transamerica	Growth	Small/Mid Cap	Aggressive	Van Kampen	Equity and	Mid Cap Growth
(In thousands)	Equity d	Opportunities e	Value f	Growth Fund g	Comstock Fund	Income Fund	Fund h

Assets
Level 1 Quoted Prices at Net Asset Value
Transamerica Equity, 0 shares (Cost $0)	$—	$—	$—	—	$—	$—	$—
Transamerica GrowthOpportunities, 0 shares (Cost $0)	—	—	—	—	—	—	—
Transamerica Small/Mid Cap Value, 24 shares (Cost $274)	—	—	276	—	—	—	—
Van Kampen Aggressive Growth Fund, 0 shares (Cost $0)	—	—	—	—		—	—
Van Kampen Comstock Fund, 1,038 shares (Cost $16,865)	—	—	—	—	11,267		—
Van Kampen Equity and Income Fund, 903 shares (Cost $7,815)	—	—	—	—	—	5,825	—
Van Kampen Mid Cap Growth Fund, 129 shares (Cost $2,550)	—	—	—	—	—	—	1,899

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$—	$—	$276	$—	$11,267	$5,825	$1,899

Net Assets

Accumulation Units	$—	$—	$276	$—	$11,267	$5,825	$1,899

d	Commenced operations effective May 1, 2008.

e	Commenced operations effective May 1, 2008.

f	Commenced operations effective May 1, 2008.

g	Effective July 11, 2008, Van Kampen Aggressive Growth Fund merged into Van Kampen Mid Cap Growth Fund.

h	Effective July 11, 2008, Van Kampen Aggressive Growth Fund merged into Van Kampen Mid Cap Growth Fund.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2008

	Divisions Investing In
		BlackRock
	BlackRock	Fundamental	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	Basic Value	Growth	Global	Global Growth	Global	Government	High Income	International
(In thousands)	Fund	Fund	Allocation Fund	Fund a	SmallCap Fund	Income Portfolio	Fund	Index Fund

Investment Income:
Ordinary Dividends (Note 2)	$934	$—	$6,585	$1	$1	$444	$10	$14

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(541)	(1,189)	(2,108)	(1)	(22)	(141)	(1)	(11)

Net Investment Income (Loss)	393	(1,189)	4,477	—	(21)	303	9	3

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(12,941)	(4,729)	(5,840)	(1)	(83)	110	(11)	(27)
Net Change in Unrealized Appreciation (Depreciation) During the Year	(7,646)	(20,122)	(39,781)	(33)	(688)	511	(50)	(360)
Capital Gain Distributions (Note 2)	688	—	—	—	113	1	—	2

Net Gain (Loss) on Investments	(19,899)	(24,851)	(45,621)	(34)	(658)	622	(61)	(385)

Increase (Decrease) in Net Assets Resulting from Operations	(19,506)	(26,040)	(41,144)	(34)	(679)	925	(52)	(382)

Contract Transactions:
Premiums Received from Contract Owners	269	588	975	—	—	15	20	—
Contract Owner Withdrawals	(2,637)	(6,827)	(9,406)	(3)	(60)	(979)	—	(48)
Net Transfers In (Out) (Note 3)	12,131	28,538	19,177	145	(426)	4,187	122	(205)
Contract Charges (Note 7)	(214)	(439)	(750)	—	(8)	(49)	—	(3)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	9,549	21,860	9,996	142	(494)	3,174	142	(256)

Total Increase (Decrease) in Net Assets	(9,957)	(4,180)	(31,148)	108	(1,173)	4,099	90	(638)
Net Assets, Beginning of Period	40,426	52,798	143,354	—	2,134	7,807	26	1,073

Net Assets, End of Period	$30,469	$48,618	$112,206	$108	$961	$11,906	$116	$435

a	Commenced operations effective May 1, 2008.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2008

	Divisions Investing In
	BlackRock	BlackRock	BlackRock	BlackRock	Merrill Lynch	BlackRock	BlackRock	BlackRock
	International	Large Cap	Large Cap	Large Cap	Ready Assets	Short Term	S&P 500	Small Cap
(In thousands)	Value Fund	Core Fund	Growth Fund	Value Fund	Trust	Bond Fund	Index Fund	Index Fund

Investment Income:
Ordinary Dividends (Note 2)	$11	$—	$—	$35	$1,359	$16	$301	$2

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(10)	(116)	(42)	(93)	(709)	(6)	(594)	(3)

Net Investment Income (Loss)	1	(116)	(42)	(58)	650	10	(293)	(1)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(75)	(571)	(121)	(275)	—	(10)	(6,870)	(7)
Net Change in Unrealized Appreciation (Depreciation) During the Year	(305)	(2,844)	(1,132)	(2,411)	—	(36)	(5,587)	(100)
Capital Gain Distributions (Note 2)	7	—	1	—	—	—	—	21

Net Gain (Loss) on Investments	(373)	(3,415)	(1,252)	(2,686)	—	(46)	(12,457)	(86)

Increase (Decrease) in Net Assets Resulting from Operations	(372)	(3,531)	(1,294)	(2,744)	650	(36)	(12,750)	(87)

Contract Transactions:
Premiums Received from Contract Owners	11	(12)	11	41	209,313	—	121	—
Contract Owner Withdrawals	(9)	(241)	(230)	(335)	(18,080)	(46)	(4,263)	—
Net Transfers In (Out) (Note 3)	410	16	659	(257)	(192,679)	(70)	9,015	(28)
Contract Charges (Note 7)	(4)	(48)	(18)	(40)	(216)	(2)	(191)	(1)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	408	(285)	422	(591)	(1,662)	(118)	4,682	(29)

Total Increase (Decrease) in Net Assets	36	(3,816)	(872)	(3,335)	(1,012)	(154)	(8,068)	(116)
Net Assets, Beginning of Period	582	9,658	3,159	7,955	55,890	487	20,514	271

Net Assets, End of Period	$618	$5,842	$2,287	$4,620	$54,878	$333	$12,446	$155

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2008

	Divisions Investing In
		BlackRock
	BlackRock	Value			AIM		AllianceBernstein	AllianceBernstein
	Total Return	Opportunities	AIM Basic	AIM Charter	Constellation	AIM Mid Cap	Growth & Income	International Value
(In thousands)	Fund	Fund	Value Fund	Fund	Fund	Core Equity Fund	Fund	Fund

Investment Income:
Ordinary Dividends (Note 2)	$1,060	$—	$1	$31	$—	$20	$35	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(282)	(173)	(4)	(12)	(14)	(30)	(33)	(46)

Net Investment Income (Loss)	778	(173)	(3)	19	(14)	(10)	2	(46)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(969)	(916)	(47)	(17)	29	(123)	(123)	(251)
Net Change in Unrealized Appreciation (Depreciation) During the Year	(1,473)	(5,587)	(142)	(669)	(591)	(615)	(1,203)	(1,851)
Capital Gain Distributions (Note 2)	—	234	18	—	—	94	—	—

Net Gain (Loss) on Investments	(2,442)	(6,269)	(171)	(686)	(562)	(644)	(1,326)	(2,102)

Increase (Decrease) in Net Assets Resulting from Operations	(1,664)	(6,442)	(174)	(667)	(576)	(654)	(1,324)	(2,148)

Contract Transactions:
Premiums Received from Contract Owners	39	39	5	14	—	62	12	5
Contract Owner Withdrawals	(1,708)	(768)	(76)	(37)	(64)	(37)	(129)	(54)
Net Transfers In (Out) (Note 3)	(32,752)	(294)	(11)	73,444	(120)	680	(36)	1,627
Contract Charges (Note 7)	(59)	(60)	(1)	(100)	(5)	(12)	(11)	(21)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(34,480)	(1,083)	(83)	73,321	(189)	693	(164)	1,557

Total Increase (Decrease) in Net Assets	(36,144)	(7,525)	(257)	72,654	(765)	39	(1,488)	(591)
Net Assets, Beginning of Period	44,222	16,948	405	472	1,495	1,948	3,304	3,125

Net Assets, End of Period	$8,078	$9,423	$148	$73,126	$730	$1,987	$1,816	$2,534

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2008

	Divisions Investing In
				Allianz CCM
		AllianceBernstein		Capital	Allianz NFJ	Allianz NFJ	Allianz OCC	American
	AllianceBernstein	Small/Mid Cap Value	AllianceBernstein	Appreciation	Dividend Value	Small-Cap	Renaissance	Century Equity
(In thousands)	Large Cap Growth Fund	Fund	Value Fund	Fund	Fund	Value Fund	Fund	Income Fund

Investment Income:
Ordinary Dividends (Note 2)	$—	$54	$15	$—	$66	$293	$65	$231
Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(58)	(124)	(10)	(1)	(33)	(284)	(73)	(104)

Net Investment Income (Loss)	(58)	(70)	5	(1)	33	9	(8)	127

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(1,440)	(429)	(49)	(15)	(125)	(783)	(682)	(1,615)
Net Change in Unrealized Appreciation (Depreciation) During the Year	(929)	(2,857)	(292)	(13)	(1,044)	(7,684)	(2,058)	(351)
Capital Gain Distributions (Note 2)	—	—	—	—	132	1,761	—	—

Net Gain (Loss) on Investments	(2,369)	(3,286)	(341)	(28)	(1,037)	(6,706)	(2,740)	(1,966)

Increase (Decrease) in Net Assets Resulting from Operations	(2,427)	(3,356)	(336)	(29)	(1,004)	(6,697)	(2,748)	(1,839)

Contract Transactions:
Premiums Received from Contract Owners	2	91	(1)	1	21	90	10	20
Contract Owner Withdrawals	(344)	(531)	(62)	(4)	(23)	(2,200)	(284)	(693)
Net Transfers In (Out) (Note 3)	(9,436)	1,575	66	70	1,606	3,327	(231)	(3,655)
Contract Charges (Note 7)	(8)	(50)	(3)	—	(14)	(104)	(23)	(31)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(9,786)	1,085	—	67	1,590	1,113	(528)	(4,359)

Total Increase (Decrease) in Net Assets	(12,213)	(2,271)	(336)	38	586	(5,584)	(3,276)	(6,198)
Net Assets, Beginning of Period	13,812	9,037	795	10	1,685	25,245	7,220	14,045

Net Assets, End of Period	$1,599	$6,766	$459	$48	$2,271	$19,661	$3,944	$7,847

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2008

	Divisions Investing In
					American Funds
	American	American Funds	American Funds	American Funds	Investment	American Funds	Cohen & Steers
	Century	Bond Fund of	Growth Fund of	Income Fund of	Company of	EuroPacific	Realty Income	Columbia Acorn
(In thousands)	Ultra Fund	America	America	America	America	Growth Fund	Fund	International

Investment Income:
Ordinary Dividends (Note 2)	$—	$6,423	$1,606	$3,771	$2,468	$1,648	$115	$2

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(1)	(1,496)	(2,744)	(1,044)	(1,381)	(1,298)	(54)	(14)

Net Investment Income (Loss)	(1)	4,927	(1,138)	2,727	1,087	350	61	(12)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(2)	(4,372)	(582)	(2,616)	1,240	(1,072)	(3,972)	(82)
Net Change in Unrealized Appreciation (Depreciation) During the Year	(43)	(15,574)	(92,097)	(26,255)	(45,396)	(47,149)	3,854	(540)
Capital Gain Distributions (Note 2)	—	—	—	—	—	2,986	—	15

Net Gain (Loss) on Investments	(45)	(19,946)	(92,679)	(28,871)	(44,156)	(45,235)	(118)	(607)

Increase (Decrease) in Net Assets Resulting from Operations	(46)	(15,019)	(93,817)	(26,144)	(43,069)	(44,885)	(57)	(619)

Contract Transactions:
Premiums Received from Contract Owners	—	890	1,489	428	773	988	34	8
Contract Owner Withdrawals	(1)	(7,581)	(15,058)	(5,502)	(10,235)	(4,243)	(201)	(11)
Net Transfers In (Out) (Note 3)	(5)	12,601	26,873	(5,725)	(11,831)	19,926	(10,061)	820
Contract Charges (Note 7)	—	(609)	(1,010)	(373)	(472)	(540)	(21)	(7)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(6)	5,301	12,294	(11,172)	(21,765)	16,131	(10,249)	810

Total Increase (Decrease) in Net Assets	(52)	(9,718)	(81,523)	(37,316)	(64,834)	(28,754)	(10,306)	191
Net Assets, Beginning of Period	113	108,103	234,686	93,488	138,604	96,202	11,016	741

Net Assets, End of Period	$61	$98,385	$153,163	$56,172	$73,770	$67,448	$710	$932

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2008

	Divisions Investing In
		Columbia			Dreyfus	Eaton Vance	Eaton Vance
	Columbia Acorn	Marsico Growth	Davis New York	Delaware Trend	Appreciation	Floating-Rate	Large-Cap Value	Federated Capital
(In thousands)	USA	Fund	Venture Fund	Fund	Fund	Fund	Fund	Appreciation Fund

Investment Income:
Ordinary Dividends (Note 2)	$—	$24	$688	$—	$652	$93	$279	$279

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(76)	(865)	(939)	(86)	(484)	(24)	(283)	(472)

Net Investment Income (Loss)	(76)	(841)	(251)	(86)	168	69	(4)	(193)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(393)	(2,108)	(15,766)	(710)	(1,198)	(122)	(2,296)	(1,137)
Net Change in Unrealized Appreciation (Depreciation) During the Year	(2,132)	(27,407)	(19,552)	(3,355)	(13,214)	(464)	(5,877)	(9,917)
Capital Gain Distributions (Note 2)	207	—	—	245	1,111	—	—	—

Net Gain (Loss) on Investments	(2,318)	(29,515)	(35,318)	(3,820)	(13,301)	(586)	(8,173)	(11,054)

Increase (Decrease) in Net Assets Resulting from Operations	(2,394)	(30,356)	(35,569)	(3,906)	(13,133)	(517)	(8,177)	(11,247)

Contract Transactions:
Premiums Received from Contract Owners	30	735	250	38	395	3	279	393
Contract Owner Withdrawals	(341)	(2,944)	(4,138)	(1,100)	(1,732)	(209)	(1,091)	(1,697)
Net Transfers In (Out) (Note 3)	5,608	18,292	4,481	281	12,322	(210)	3,713	10,720
Contract Charges (Note 7)	(31)	(360)	(341)	(30)	(204)	(7)	(119)	(198)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	5,266	15,723	252	(811)	10,781	(423)	2,782	9,218

Total Increase (Decrease) in Net Assets	2,872	(14,633)	(35,317)	(4,717)	(2,352)	(940)	(5,395)	(2,029)
Net Assets, Beginning of Period	6,255	63,833	73,985	9,195	31,605	1,990	18,499	30,373

Net Assets, End of Period	$9,127	$49,200	$38,668	$4,478	$29,253	$1,050	$13,104	$28,344

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2008

	Divisions Investing In
	Federated	Fidelity	Fidelity	Fidelity		Janus Advisor	JPMorgan Multi-	JPMorgan Small
	Kaufmann	Advisor Equity	Advisor Mid	Advisor	Janus Advisor	Mid Cap Growth	Cap Market	Cap Growth
(In thousands)	Fund	Growth Fund	Cap Fund	Overseas Fund	Forty Fund	Fund	Neutral Fund	Fund

Investment Income:
Ordinary Dividends (Note 2)	$—	$98	$—	$96	$—	$15	$5	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(213)	(882)	(34)	(72)	(957)	(191)	(10)	(6)

Net Investment Income (Loss)	(213)	(784)	(34)	24	(957)	(176)	(5)	(6)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(951)	(28,235)	(87)	(1,716)	(8,745)	(2,592)	(35)	(30)
Net Change in Unrealized Appreciation (Depreciation) During the Year	(5,814)	(18,902)	(1,651)	(1,576)	(25,017)	(3,885)	27	(183)
Capital Gain Distributions (Note 2)	—	25	20	—	2,181	—	—	—

Net Gain (Loss) on Investments	(6,765)	(47,112)	(1,718)	(3,292)	(31,581)	(6,477)	(8)	(213)

Increase (Decrease) in Net Assets Resulting from Operations	(6,978)	(47,896)	(1,752)	(3,268)	(32,538)	(6,653)	(13)	(219)

Contract Transactions:
Premiums Received from Contract Owners	177	192	—	9	1,031	173	—	5
Contract Owner Withdrawals	(637)	(6,739)	(163)	(413)	(3,288)	(672)	(46)	(5)
Net Transfers In (Out) (Note 3)	(2,327)	(31,165)	(194)	1,132	(14,176)	513	3	190
Contract Charges (Note 7)	(86)	(255)	(11)	(23)	(389)	(78)	(4)	(3)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(2,873)	(37,967)	(368)	705	(16,822)	(64)	(47)	187

Total Increase (Decrease) in Net Assets	(9,851)	(85,863)	(2,120)	(2,563)	(49,360)	(6,717)	(60)	(32)
Net Assets, Beginning of Period	19,039	123,163	3,585	5,915	71,891	13,190	639	398

Net Assets, End of Period	$9,188	$37,300	$1,465	$3,352	$22,531	$6,473	$579	$366

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2008

	Divisions Investing In
							Oppenheimer
					MFS® Mid		Capital
	Lord Abbett	Lord Abbett Bond-	Lord Abbett Mid-Cap	MFS® Core	Cap Growth	MFS® Research	Appreciation	Oppenheimer
(In thousands)	Affiliated Fund	Debenture Fund	Value Fund	Growth Fund	Fund	International Fund	Fund	Global Fund

Investment Income:
Ordinary Dividends (Note 2)	$309	$1,387	$509	$—	$—	$274	$—	$84

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(260)	(259)	(445)	(297)	(51)	(148)	(13)	(78)

Net Investment Income (Loss)	49	1,128	64	(297)	(51)	126	(13)	6

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(2,188)	(643)	(6,573)	(9,522)	39	(5,909)	(26)	(415)
Net Change in Unrealized Appreciation (Depreciation) During the Year	(5,655)	(4,795)	(10,869)	(2,667)	(2,464)	(1,953)	(467)	(2,952)
Capital Gain Distributions (Note 2)	—	—	1,922	168	—	286	—	279

Net Gain (Loss) on Investments	(7,843)	(5,438)	(15,520)	(12,021)	(2,425)	(7,576)	(493)	(3,088)

Increase (Decrease) in Net Assets Resulting from Operations	(7,794)	(4,310)	(15,456)	(12,318)	(2,476)	(7,450)	(506)	(3,082)

Contract Transactions:
Premiums Received from Contract Owners	197	58	167	48	33	78	16	7
Contract Owner Withdrawals	(924)	(1,198)	(1,883)	(2,125)	(311)	(558)	(52)	(410)
Net Transfers In (Out) (Note 3)	1,715	(1,625)	(6,714)	(17,220)	336	3,598	(2)	(1,009)
Contract Charges (Note 7)	(108)	(89)	(156)	(76)	(17)	(50)	(6)	(24)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	880	(2,854)	(8,586)	(19,373)	41	3,068	(44)	(1,436)

Total Increase (Decrease) in Net Assets	(6,914)	(7,164)	(24,042)	(31,691)	(2,435)	(4,382)	(550)	(4,518)
Net Assets, Beginning of Period	19,991	21,719	45,290	35,898	5,186	10,736	1,124	8,457

Net Assets, End of Period	$13,077	$14,555	$21,248	$4,207	$2,751	$6,354	$574	$3,939

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2008

	Divisions Investing In
				PIMCO
	Oppenheimer	Oppenheimer Main	Oppenheimer	CommodityReal
	Main Street	Street Small Cap	Quest Opportunity	Return Strategy	PIMCO Low	PIMCO Real	PIMCO Total	Pioneer Emerging
(In thousands)	Fund®	Fund®	Value Fund	Fund	Duration Fund	Return Fund	Return Fund	Markets Fund

Investment Income:
Ordinary Dividends (Note 2)	$38	$—	$—	$1,218	$38	$1,059	$11,522	$32

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(45)	(18)	(19)	(347)	(15)	(463)	(3,424)	(56)

Net Investment Income (Loss)	(7)	(18)	(19)	871	23	596	8,098	(24)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(125)	(150)	(35)	4,001	(18)	313	(413)	(184)
Net Change in Unrealized Appreciation (Depreciation) During the Year	(1,482)	(354)	(397)	(14,119)	(62)	(4,836)	(12,632)	(2,849)
Capital Gain Distributions (Note 2)	—	2	58	2,813	16	1,419	15,203	61

Net Gain (Loss) on Investments	(1,607)	(502)	(374)	(7,305)	(64)	(3,104)	2,158	(2,972)

Increase (Decrease) in Net Assets Resulting from Operations	(1,614)	(520)	(393)	(6,434)	(41)	(2,508)	10,256	(2,996)

Contract Transactions:
Premiums Received from Contract Owners	2	8	—	323	22	296	1,807	43
Contract Owner Withdrawals	(228)	(47)	(114)	(1,259)	(62)	(1,774)	(17,847)	(44)
Net Transfers In (Out) (Note 3)	100	(108)	20,405	(5,823)	379	10,202	98,400	1,439
Contract Charges (Note 7)	(14)	(7)	(32)	(133)	(6)	(199)	(1,376)	(26)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(140)	(154)	20,259	(6,892)	333	8,525	80,984	1,412

Total Increase (Decrease) in Net Assets	(1,754)	(674)	19,866	(13,326)	292	6,017	91,240	(1,584)
Net Assets, Beginning of Period	4,184	1,454	1,179	27,526	669	30,297	206,963	4,263

Net Assets, End of Period	$2,430	$780	$21,045	$14,200	$961	$36,314	$298,203	$2,679

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2008

	Divisions Investing In
			Pioneer Real		Putnam Fund for	Putnam
		Pioneer High	Estate Shares	Pioneer Small Cap	Growth and	International	Putnam	Seligman
(In thousands)	Pioneer Fund	Yield Fund	Fund b	Value Fund	Income	Equity Fund	Voyager Fund	Capital Fund

Investment Income:
Ordinary Dividends (Note 2)	$16	$106	$116	$—	$8	$—	$—	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(21)	(25)	(39)	(9)	(5)	(60)	(9)	(1)

Net Investment Income (Loss)	(5)	81	77	(9)	3	(60)	(9)	(1)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(48)	(146)	(57)	(157)	(112)	89	(21)	—
Net Change in Unrealized Appreciation (Depreciation) During the Year	(536)	(606)	(1,954)	(112)	(101)	(2,654)	(287)	(23)
Capital Gain Distributions (Note 2)	29	15	—	—	—	—	—	—

Net Gain (Loss) on Investments	(555)	(737)	(2,011)	(269)	(213)	(2,565)	(308)	(23)

Increase (Decrease) in Net Assets Resulting from Operations	(560)	(656)	(1,934)	(278)	(210)	(2,625)	(317)	(24)

Contract Transactions:
Premiums Received from Contract Owners	3	4	30	3	—	66	—	2
Contract Owner Withdrawals	(62)	(94)	(104)	(125)	(218)	(1,100)	(117)	—
Net Transfers In (Out) (Note 3)	19	(239)	6,817	(11)	54	(398)	(111)	37
Contract Charges (Note 7)	(9)	(11)	(17)	(4)	(1)	(17)	(3)	—

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(49)	(340)	6,726	(137)	(165)	(1,449)	(231)	39

Total Increase (Decrease) in Net Assets	(609)	(996)	4,792	(415)	(375)	(4,074)	(548)	15
Net Assets, Beginning of Period	1,631	2,061	—	811	663	7,015	1,012	20

Net Assets, End of Period	$1,022	$1,065	$4,792	$396	$288	$2,941	$464	$35

b	Commenced operations effective May 1, 2008.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2008

	Divisions Investing In
				Transamerica		Transamerica	Transamerica	Van Kampen
	Seligman Smaller-	Templeton Foreign	Templeton	Convertible	Transamerica	Growth	Small/Mid Cap	Aggressive Growth
(In thousands)	Cap Value Fund	Fund	Growth Fund	Securities c	Equity d	Opportunities e	Value f	Fund g

Investment Income:
Ordinary Dividends (Note 2)	$—	$899	$297	$—	$—	$—	$137	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(38)	(360)	(163)	—	—	—	(44)	(20)

Net Investment Income (Loss)	(38)	539	134	—	—	—	93	(20)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(319)	(3,276)	(710)	(2)	—	—	(3,533)	295
Net Change in Unrealized Appreciation (Depreciation) During the Year	(1,264)	(19,047)	(5,919)	(2)	—	—	3	(755)
Capital Gain Distributions (Note 2)	44	5,702	—	—	—	—	—	—

Net Gain (Loss) on Investments	(1,539)	(16,621)	(6,629)	(4)	—	—	(3,530)	(460)

Increase (Decrease) in Net Assets Resulting from Operations	(1,577)	(16,082)	(6,495)	(4)	—	—	(3,437)	(480)

Contract Transactions:
Premiums Received from Contract Owners	6	104	33	—	—	—	46	21
Contract Owner Withdrawals	(272)	(1,428)	(657)	—	—	—	(149)	(33)
Net Transfers In (Out) (Note 3)	(300)	1,981	(878)	17	—	—	3,836	(2,590)
Contract Charges (Note 7)	(13)	(128)	(59)	—	—	—	(20)	(5)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(579)	529	(1,561)	17	—	—	3,713	(2,607)

Total Increase (Decrease) in Net Assets	(2,156)	(15,553)	(8,056)	13	—	—	276	(3,087)
Net Assets, Beginning of Period	4,194	33,804	15,923	—	—	—	—	3,087

Net Assets, End of Period	$2,038	$18,251	$7,867	$13	$—	$—	$276	$—

c	Commenced operations effective May 1, 2008.

d	Commenced operations effective May 1, 2008.

e	Commenced operations effective May 1, 2008.

f	Commenced operations effective May 1, 2008.

g	Effective July 11, 2008, Van Kampen Aggressive Growth Fund merged into Van Kampen Mid Cap Growth Fund.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2008

	Divisions Investing In
		Van Kampen
	Van Kampen	Equity and Income	Van Kampen Mid Cap
(In thousands)	Comstock Fund	Fund	Growth Fund h

Investment Income:
Ordinary Dividends (Note 2)	$526	$970	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(336)	(461)	(19)

Net Investment Income (Loss)	190	509	(19)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(5,845)	(12,478)	(1,121)
Net Change in Unrealized Appreciation (Depreciation) During the Year	(4,414)	2,526	(651)
Capital Gain Distributions (Note 2)	168	70	39

Net Gain (Loss) on Investments	(10,091)	(9,882)	(1,733)

Increase (Decrease) in Net Assets Resulting from Operations	(9,901)	(9,373)	(1,752)

Contract Transactions:
Premiums Received from Contract Owners	73	72	—
Contract Owner Withdrawals	(1,770)	(3,157)	(53)
Net Transfers In (Out) (Note 3)	2,398	(76,794)	3,713
Contract Charges (Note 7)	(111)	(65)	(9)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	590	(79,944)	3,651

Total Increase (Decrease) in Net Assets	(9,311)	(89,317)	1,899
Net Assets, Beginning of Period	20,578	95,142	—

Net Assets, End of Period	$11,267	$5,825	$1,899

h	Effective July 11, 2008, Van Kampen Aggressive Growth Fund merged into Van Kampen Mid Cap Growth Fund.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
	BlackRock		BlackRock	BlackRock	BlackRock	BlackRock		BlackRock
	Basic Value	BlackRock	Fundamental	Global Allocation	Global SmallCap	Government Income	BlackRock High	International
(In thousands)	Fund	Bond Fund a,b	Growth Fund	Fund	Fund	Portfolio	Income Fund c	Index Fund
Investment Income:
Ordinary Dividends (Note 2)	$1,279	$329	$—	$3,462	$19	$3,573	$1	$29

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(963)	(99)	(188)	(1,489)	(44)	(1,005)	—	(27)

Net Investment Income (Loss)	316	230	(188)	1,973	(25)	2,568	1	2

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	1,460	(94)	884	2,145	285	(4,495)	—	354
Net Change in Unrealized Appreciation (Depreciation) During the Year	(7,283)	(14)	1,720	5,786	(107)	(24)	(2)	(192)
Capital Gain Distributions (Note 2)	10,840	—	—	5,224	327	—	—	33

Net Gain (Loss) on Investments	5,017	(108)	2,604	13,155	505	(4,519)	(2)	195

Increase (Decrease) in Net Assets Resulting from Operations	5,333	122	2,416	15,128	480	(1,951)	(1)	197

Contract Transactions:
Premiums Received from Contract Owners	780	31	181	1,279	(5)	691	—	(19)
Contract Owner Withdrawals	(6,186)	(509)	(1,515)	(8,252)	(213)	(6,664)	—	(47)
Net Transfers In (Out) (Note 3)	17,595	(9,472)	37,950	47,954	(1,382)	(45,968)	27	(1,326)
Contract Charges (Note 7)	(219)	(18)	(50)	(388)	(13)	(237)	—	(6)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	11,970	(9,968)	36,566	40,593	(1,613)	(52,178)	27	(1,398)

Total Increase (Decrease) in Net Assets	17,303	(9,846)	38,982	55,721	(1,133)	(54,129)	26	(1,201)
Net Assets, Beginning of Period	23,123	9,846	13,816	87,633	3,267	61,936	—	2,274

Net Assets, End of Period	$40,426	$—	$52,798	$143,354	$2,134	$7,807	$26	$1,073

a	Effective September 24, 2007, BlackRock Total Return Portfolio merged with BlackRock Bond Fund.

b	Effective September 24, 2007, BlackRock Bond Fund was renamed BlackRock Total Return Fund.

c	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
	BlackRock
	International Value	BlackRock Large	BlackRock Large	BlackRock Large	Merrill Lynch	BlackRock Short	BlackRock S&P 500	BlackRock Small
(In thousands)	Fund d	Cap Core Fund	Cap Growth Fund	Cap Value Fund	Ready Assets Trust	Term Bond Fund	Index Fund	Cap Index Fund
Investment Income:
Ordinary Dividends (Note 2)	$9	$—	$—	$3	$1,965	$44	$671	$3
Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(4)	(125)	(38)	(108)	(565)	(16)	(525)	(5)

Net Investment Income (Loss)	5	(125)	(38)	(105)	1,400	28	146	(2)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(5)	113	57	187	—	(4)	2,017	23
Net Change in Unrealized Appreciation (Depreciation) During the Year	(71)	(820)	3	(473)	—	(3)	(1,916)	(40)
Capital Gain Distributions (Note 2)	67	995	84	524	—	—	—	22

Net Gain (Loss) on Investments	(9)	288	144	238	—	(7)	101	5

Increase (Decrease) in Net Assets Resulting from Operations	(4)	163	106	133	1,400	21	247	3

Contract Transactions:
Premiums Received from Contract Owners	12	242	22	98	340,909	8	264	—
Contract Owner Withdrawals	(13)	(387)	(32)	(413)	(26,050)	(71)	(3,224)	(18)
Net Transfers In (Out) (Note 3)	588	3,838	1,305	2,701	(310,577)	(1,554)	(10,665)	(19)
Contract Charges (Note 7)	(1)	(23)	(9)	(22)	(143)	(4)	(122)	(1)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	586	3,670	1,286	2,364	4,139	(1,621)	(13,747)	(38)

Total Increase (Decrease) in Net Assets	582	3,833	1,392	2,497	5,539	(1,600)	(13,500)	(35)
Net Assets, Beginning of Period	—	5,825	1,767	5,458	50,351	2,087	34,014	306

Net Assets, End of Period	$582	$9,658	$3,159	$7,955	$55,890	$487	$20,514	$271

d	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
		BlackRock Value			AIM			AllianceBernstein
	BlackRock Total	Opportunities	AIM Basic Value	AIM Charter	Constellation	AIM Mid Cap Core	AllianceBernstein	International Value Fund
(In thousands)	Return Fund e	Fund	Fund	Fund	Fund	Equity Fund	Growth & Income Fund	f
Investment Income:
Ordinary Dividends (Note 2)	$130	$—	$—	$6	$—	$24	$40	$46
Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(40)	(324)	(8)	(6)	(21)	(24)	(99)	(18)

Net Investment Income (Loss)	90	(324)	(8)	—	(21)	—	(59)	28

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	6	(765)	17	9	147	(18)	636	3
Net Change in Unrealized Appreciation (Depreciation) During the Year	97	(862)	(72)	21	45	(212)	(540)	(252)
Capital Gain Distributions (Note 2)	—	2,793	59	—	—	318	280	137

Net Gain (Loss) on Investments	103	1,166	4	30	192	88	376	(112)

Increase (Decrease) in Net Assets Resulting from Operations	193	842	(4)	30	171	88	317	(84)

Contract Transactions:
Premiums Received from Contract Owners	18	175	5	—	32	25	41	40
Contract Owner Withdrawals	(434)	(2,544)	(12)	(44)	(162)	(69)	(736)	(21)
Net Transfers In (Out) (Note 3)	44,490	(8,434)	(15)	48	(275)	981	(16,221)	3,193
Contract Charges (Note 7)	(45)	(83)	(2)	(2)	(6)	(5)	(14)	(3)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	44,029	(10,886)	(24)	2	(411)	932	(16,930)	3,209

Total Increase (Decrease) in Net Assets	44,222	(10,044)	(28)	32	(240)	1,020	(16,613)	3,125
Net Assets, Beginning of Period	—	26,992	433	440	1,735	928	19,917	—

Net Assets, End of Period	$44,222	$16,948	$405	$472	$1,495	$1,948	$3,304	$3,125

e	Effective September 24, 2007, BlackRock Bond Fund was renamed BlackRock Total Return Fund.

f	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
	AllianceBernstein	AllianceBernstein			Allianz NFJ	Allianz NFJ
	Large Cap Growth	Small/Mid Cap Value	AllianceBernstein	Allianz CCM Capital	Dividend Value	Small-Cap Value	Allianz OCC	American Century
(In thousands)	Fund	Fund	Value Fund	Appreciation Fund	Fund g	Fund	Renaissance Fund	Equity Income Fund

Investment Income:
Ordinary Dividends (Note 2)	$—	$15	$15	$—	$15	$437	$14	$1,374

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(80)	(213)	(12)	—	(7)	(443)	(107)	(928)

Net Investment Income (Loss)	(80)	(198)	3	—	8	(6)	(93)	446

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	807	1,239	15	—	(2)	3,671	(179)	4,995
Net Change in Unrealized Appreciation (Depreciation) During the Year	234	(277)	(129)	(1)	(115)	(3,805)	(727)	(1,050)
Capital Gain Distributions (Note 2)	—	706	54	1	82	2,268	1,364	606

Net Gain (Loss) on Investments	1,041	1,668	(60)	—	(35)	2,134	458	4,551

Increase (Decrease) in Net Assets Resulting from Operations	961	1,470	(57)	—	(27)	2,128	365	4,997

Contract Transactions:
Premiums Received from Contract Owners	34	282	4	—	60	230	57	517
Contract Owner Withdrawals	(1,293)	(694)	(16)	—	(5)	(3,246)	(691)	(6,770)
Net Transfers In (Out) (Note 3)	11,417	(15,476)	242	10	1,658	(15,047)	(1,288)	(32,312)
Contract Charges (Note 7)	(31)	(48)	(2)	—	(1)	(101)	(27)	(233)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	10,127	(15,936)	228	10	1,712	(18,164)	(1,949)	(38,798)

Total Increase (Decrease) in Net Assets	11,088	(14,466)	171	10	1,685	(16,036)	(1,584)	(33,801)
Net Assets, Beginning of Period	2,724	23,503	624	—	—	41,281	8,804	47,846

Net Assets, End of Period	$13,812	$9,037	$795	$10	$1,685	$25,245	$7,220	$14,045

g	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
			American Funds	American Funds	American Funds	American Funds
	American Century	American Funds Bond	Growth Fund of	Income Fund of	Investment Company	EuroPacific Growth	Cohen & Steers	Columbia Acorn
(In thousands)	Ultra Fund	Fund of America	America	America	of America	Fund	Realty Income Fund	International h

Investment Income:
Ordinary Dividends (Note 2)	$—	$5,617	$2,578	$4,475	$2,395	$1,739	$629	$1

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(3)	(1,488)	(3,548)	(1,399)	(1,716)	(1,133)	(224)	(4)

Net Investment Income (Loss)	(3)	4,129	(970)	3,076	679	606	405	(3)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	4	(274)	18,421	4,124	4,675	939	(908)	—
Net Change in Unrealized Appreciation (Depreciation) During the Year	(2)	(1,934)	(9,723)	(7,738)	(6,303)	3,943	(4,020)	(35)
Capital Gain Distributions (Note 2)	28	—	14,578	3,827	6,640	6,262	1,282	46

Net Gain (Loss) on Investments	30	(2,208)	23,276	213	5,012	11,144	(3,646)	11

Increase (Decrease) in Net Assets Resulting from Operations	27	1,921	22,306	3,289	5,691	11,750	(3,241)	8

Contract Transactions:
Premiums Received from Contract Owners	—	1,420	2,942	1,217	1,216	1,389	282	25
Contract Owner Withdrawals	—	(5,780)	(19,272)	(7,455)	(10,218)	(3,628)	(750)	(2)
Net Transfers In (Out) (Note 3)	(120)	22,625	(35,908)	(5,961)	19,015	34,533	350	711
Contract Charges (Note 7)	(1)	(327)	(865)	(342)	(467)	(232)	(45)	(1)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(121)	17,938	(53,103)	(12,541)	9,546	32,062	(163)	733

Total Increase (Decrease) in Net Assets	(94)	19,859	(30,797)	(9,252)	15,237	43,812	(3,404)	741
Net Assets, Beginning of Period	207	88,244	265,483	102,740	123,367	52,390	14,420	—

Net Assets, End of Period	$113	$108,103	$234,686	$93,488	$138,604	$96,202	$11,016	$741

h	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
							Eaton Vance
	Columbia	Columbia Marsico	Davis New York	Delaware	Dreyfus	Eaton Vance	Large-Cap Value	Federated Capital
(In thousands)	Acorn USA	Growth Fund	Venture Fund	Trend Fund	Appreciation Fund	Floating-Rate Fund	Fund i	Appreciation Fund

Investment Income:
Ordinary Dividends (Note 2)	$—	$29	$1,138	$—	$540	$1,356	$3	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(278)	(561)	(1,451)	(129)	(434)	(308)	(3)	(4)

Net Investment Income (Loss)	(278)	(532)	(313)	(129)	106	1,048	—	(4)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	1,007	387	15,828	186	395	(929)	—	7
Net Change in Unrealized Appreciation (Depreciation) During the Year	(1,181)	5,266	(14,162)	(1,314)	(744)	(4)	(1)	(61)
Capital Gain Distributions (Note 2)	1,074	—	—	2,114	1,111	—	3	69

Net Gain (Loss) on Investments	900	5,653	1,666	986	762	(933)	2	15

Increase (Decrease) in Net Assets Resulting from Operations	622	5,121	1,353	857	868	115	2	11

Contract Transactions:
Premiums Received from Contract Owners	342	814	1,143	107	457	342	1	22
Contract Owner Withdrawals	(892)	(1,567)	(8,431)	(801)	(1,273)	(999)	(76)	(1)
Net Transfers In (Out) (Note 3)	(18,813)	58,117	(64,384)	(618)	8,306	(19,660)	18,573	30,141
Contract Charges (Note 7)	(61)	(99)	(338)	(32)	(83)	(57)	(1)	(1)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(19,424)	57,265	(72,010)	(1,344)	7,407	(20,374)	18,497	30,161

Total Increase (Decrease) in Net Assets	(18,802)	62,386	(70,657)	(487)	8,275	(20,259)	18,499	30,172
Net Assets, Beginning of Period	25,057	1,447	144,642	9,682	23,330	22,249	—	201

Net Assets, End of Period	$6,255	$63,833	$73,985	$9,195	$31,605	$1,990	$18,499	$30,373

i	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
	Federated	Fidelity	Fidelity	Fidelity	Janus	Janus Advisor Mid	JPMorgan Multi-Cap	JPMorgan
	Kaufmann	Advisor Equity	Advisor	Advisor	Advisor Forty	Cap Growth	Market	Small Cap
(In thousands)	Fund	Growth Fund	Mid Cap Fund	Overseas Fund	Fund j	Fund k	Neutral Fund	Growth Fund l

Investment Income:
Ordinary Dividends (Note 2)	$—	$—	$—	$76	$152	$—	$27	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(201)	(307)	(52)	(69)	(584)	(1)	(176)	(2)

Net Investment Income (Loss)	(201)	(307)	(52)	7	(432)	(1)	(149)	(2)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	1,152	574	121	210	3,499	1	64	1
Net Change in Unrealized Appreciation (Depreciation) During the Year	62	1,167	(247)	105	12,234	13	16	(41)
Capital Gain Distributions (Note 2)	1,707	—	514	414	13	—	—	49

Net Gain (Loss) on Investments	2,921	1,741	388	729	15,746	14	80	9

Increase (Decrease) in Net Assets Resulting from Operations	2,720	1,434	336	736	15,314	13	(69)	7

Contract Transactions:
Premiums Received from Contract Owners	248	68	—	38	622	5	208	4
Contract Owner Withdrawals	(734)	(2,734)	(360)	(399)	(1,706)	(4)	(527)	—
Net Transfers In (Out) (Note 3)	13,319	123,070	(412)	618	57,766	13,176	(14,088)	387
Contract Charges (Note 7)	(40)	(197)	(13)	(20)	(105)	—	(37)	—

Increase (Decrease) in Net Assets Resulting from Contract Transactions	12,793	120,207	(785)	237	56,577	13,177	(14,444)	391

Total Increase (Decrease) in Net Assets	15,513	121,641	(449)	973	71,891	13,190	(14,513)	398
Net Assets, Beginning of Period	3,526	1,522	4,034	4,942	—	—	15,152	—

Net Assets, End of Period	$19,039	$123,163	$3,585	$5,915	$71,891	$13,190	$639	$398

j	Commenced operations effective May 1, 2007.

k	Commenced operations effective May 1, 2007.

l	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
	Lord Abbett	Lord Abbett	Lord Abbett		MFS®	MFS® Research	Oppenheimer
	Affiliated	Bond Debenture	Mid-Cap	MFS® Core	Mid Cap	International	Capital	Oppenheimer
(In thousands)	Fund	Fund	Value Fund	Growth Fund	Growth Fund	Fund	Appreciation Fund	Global Fund

Investment Income:
Ordinary Dividends (Note 2)	$230	$1,508	$210	$—	$—	$146	$—	$95

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(262)	(315)	(802)	(685)	(67)	(144)	(14)	(134)

Net Investment Income (Loss)	(32)	1,193	(592)	(685)	(67)	2	(14)	(39)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	313	81	3,061	4,072	169	846	31	519
Net Change in Unrealized Appreciation (Depreciation) During the Year	(1,387)	(334)	(9,260)	(1,117)	280	(735)	60	(596)
Capital Gain Distributions (Note 2)	1,626	—	8,101	2,629	—	1,034	22	492

Net Gain (Loss) on Investments	552	(253)	1,902	5,584	449	1,145	113	415

Increase (Decrease) in Net Assets Resulting from Operations	520	940	1,310	4,899	382	1,147	99	376

Contract Transactions:
Premiums Received from Contract Owners	292	176	530	268	46	94	43	55
Contract Owner Withdrawals	(878)	(2,628)	(4,776)	(4,998)	(330)	(1,846)	(51)	(927)
Net Transfers In (Out) (Note 3)	4,394	(2,576)	(17,474)	(8,709)	224	1,379	341	(3,635)
Contract Charges (Note 7)	(50)	(78)	(186)	(188)	(18)	(36)	(4)	(32)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	3,758	(5,106)	(21,906)	(13,627)	(78)	(409)	329	(4,539)

Total Increase (Decrease) in Net Assets	4,278	(4,166)	(20,596)	(8,728)	304	738	428	(4,163)
Net Assets, Beginning of Period	15,713	25,885	65,886	44,626	4,882	9,998	696	12,620

Net Assets, End of Period	$19,991	$21,719	$45,290	$35,898	$5,186	$10,736	$1,124	$8,457

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
				PIMCO
				Commodity
	Oppenheimer	Oppenheimer Main	Oppenheimer	RealReturn
	Main Street	Street Small Cap	Quest Opportunity	Strategy	PIMCO Low	PIMCO Real	PIMCO Total	Pioneer Emerging
(In thousands)	Fund®	Fund®	Value Fund	Fund	Duration Fund m	Return Fund	Return Fund	Markets Fund

Investment Income:
Ordinary Dividends (Note 2)	$46	$3	$122	$1,206	$14	$379	$7,387	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(60)	(19)	(16)	(285)	(5)	(143)	(2,228)	(40)

Net Investment Income (Loss)	(14)	(16)	106	921	9	236	5,159	(40)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	117	20	14	(809)	4	(24)	1,118	183
Net Change in Unrealized Appreciation (Depreciation) During the Year	(480)	(206)	(76)	3,716	12	268	4,980	350
Capital Gain Distributions (Note 2)	521	131	80	—	5	1,007	1,557	381

Net Gain (Loss) on Investments	158	(55)	18	2,907	21	1,251	7,655	914

Increase (Decrease) in Net Assets Resulting from Operations	144	(71)	124	3,828	30	1,487	12,814	874

Contract Transactions:
Premiums Received from Contract Owners	6	31	—	552	7	205	1,625	54
Contract Owner Withdrawals	(284)	(90)	(54)	(893)	(26)	(489)	(12,096)	(110)
Net Transfers In (Out) (Note 3)	3	703	(59)	7,451	659	26,715	29,055	2,248
Contract Charges (Note 7)	(12)	(4)	(4)	(61)	(1)	(26)	(503)	(7)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(287)	640	(117)	7,049	639	26,405	18,081	2,185

Total Increase (Decrease) in Net Assets	(143)	569	7	10,877	669	27,892	30,895	3,059
Net Assets, Beginning of Period	4,327	885	1,172	16,649	—	2,405	176,068	1,204

Net Assets, End of Period	$4,184	$1,454	$1,179	$27,526	$669	$30,297	$206,963	$4,263

m	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
			Pioneer	Putnam Fund for	Putnam	Putnam	Seligman	Seligman
	Pioneer	Pioneer High	Small Cap	Growth and	International	Voyager	Capital	Smaller-Cap
(In thousands)	Fund	Yield Fund	Value Fund	Income	Equity Fund	Fund	Fund n	Value Fund

Investment Income:
Ordinary Dividends (Note 2)	$290	$85	$—	$12	$186	$—	$—	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(531)	(28)	(13)	(10)	(98)	(385)	—	(72)

Net Investment Income (Loss)	(241)	57	(13)	2	88	(385)	—	(72)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	1,938	(1)	(9)	(9)	866	3,220	—	563
Net Change in Unrealized Appreciation (Depreciation) During the Year	(1,336)	(77)	(232)	(146)	(1,546)	5	—	(833)
Capital Gain Distributions (Note 2)	1,706	102	163	102	1,103	—	—	678

Net Gain (Loss) on Investments	2,308	24	(78)	(53)	423	3,225	—	408

Increase (Decrease) in Net Assets Resulting from Operations	2,067	81	(91)	(51)	511	2,840	—	336

Contract Transactions:
Premiums Received from Contract Owners	595	40	24	1	82	182	—	48
Contract Owner Withdrawals	(1,682)	(87)	(46)	(138)	(757)	(2,697)	(1)	(553)
Net Transfers In (Out) (Note 3)	(42,616)	557	173	—	(93)	(7,877)	21	(4,184)
Contract Charges (Note 7)	(109)	(5)	(3)	(2)	(24)	(101)	—	(15)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(43,812)	505	148	(139)	(792)	(10,493)	20	(4,704)

Total Increase (Decrease) in Net Assets	(41,745)	586	57	(190)	(281)	(7,653)	20	(4,368)
Net Assets, Beginning of Period	43,376	1,475	754	853	7,296	8,665	—	8,562

Net Assets, End of Period	$1,631	$2,061	$811	$663	$7,015	$1,012	$20	$4,194

n	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
	Templeton	Templeton	Van Kampen Aggressive	Van Kampen	Van Kampen Equity
(In thousands)	Foreign Fund	Growth Fund	Growth Fund o	Comstock Fund	and Income Fund

Investment Income:
Ordinary Dividends (Note 2)	$534	$232	$—	$774	$678

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(445)	(228)	(41)	(559)	(373)

Net Investment Income (Loss)	89	4	(41)	215	305

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	836	324	311	2,365	240
Net Change in Unrealized Appreciation (Depreciation) During the Year	(3,386)	(1,334)	209	(4,619)	(4,779)
Capital Gain Distributions (Note 2)	7,262	1,125	—	1,697	2,750

Net Gain (Loss) on Investments	4,712	115	520	(557)	(1,789)

Increase (Decrease) in Net Assets Resulting from Operations	4,801	119	479	(342)	(1,484)

Contract Transactions:
Premiums Received from Contract Owners	205	279	26	256	111
Contract Owner Withdrawals	(2,678)	(1,031)	(292)	(3,906)	(2,951)
Net Transfers In (Out) (Note 3)	969	1,360	(275)	(22,604)	89,141
Contract Charges (Note 7)	(118)	(54)	(11)	(131)	(183)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(1,622)	554	(552)	(26,385)	86,118

Total Increase (Decrease) in Net Assets	3,179	673	(73)	(26,727)	84,634
Net Assets, Beginning of Period	30,625	15,250	3,160	47,305	10,508

Net Assets, End of Period	$33,804	$15,923	$3,087	$20,578	$95,142

o	Effective July 11, 2008, Van Kampen Aggressive Growth Fund merged into Van Kampen Mid Cap Growth Fund.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
1.	ORGANIZATION

Merrill Lynch Life Variable Annuity Separate Account D (“Separate Account D”), a separate account of Merrill Lynch Life Insurance Company (“MLLIC”), was established to support MLLIC’s operations with respect to certain variable annuity contracts (“Contracts”). Separate Account D is governed by Arkansas State Insurance Law. MLLIC is an indirect wholly owned subsidiary of AEGON USA, Inc. (“AUSA”).

On December 28, 2007 (the “Acquisition Date”), MLLIC and its affiliate, ML Life Insurance Company of New York were acquired by AUSA for $1.12 billion and $0.13 billion, respectively for a total price for both entities of $1.25 billion. AUSA is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over 10 countries in Europe, the Americas, and Asia and are also active in savings and investment operations, accident and health insurance, general insurance and limited banking operations in a number of these countries. Prior to the Acquisition Date, MLLIC was a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., which is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

Separate Account D is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of investment divisions that support two annuity contracts — IRA Annuity and the Investor Choice Annuity IRA Series. The investment divisions are as follows:

AIM Basic Value Fund	Eaton Vance Large-Cap Value Fund
AIM Charter Fund	Federated Capital Appreciation Fund
AIM Constellation Fund	Federated Kaufmann Fund
AIM Mid Cap Core Equity Fund	Fidelity Advisor Equity Growth Fund
AllianceBernstein Growth & Income Fund	Fidelity Advisor Mid Cap Fund
AllianceBernstein International Value Fund	Fidelity Advisor Overseas Fund
AllianceBernstein Large Cap Growth Fund	Janus Advisor Forty Fund
AllianceBernstein Small/Mid Cap Value Fund	Janus Advisor Mid Cap Growth Fund
AllianceBernstein Value Fund	JPMorgan Multi-Cap Market Neutral Fund
Allianz CCM Capital Appreciation Fund	JPMorgan Small Cap Growth Fund
Allianz NFJ Dividend Value Fund	Lord Abbett Affiliated Fund
Allianz NFJ Small-Cap Value Fund	Lord Abbett Bond-Debenture Fund
Allianz OCC Renaissance Fund	Lord Abbett Mid-Cap Value Fund
American Century Equity Income Fund	Merrill Lynch Ready Assets Trust
American Century Ultra Fund	MFS® Core Growth Fund
American Funds Bond Fund of America	MFS® Mid Cap Growth Fund
American Funds EuroPacific Growth Fund	MFS® Research International Fund
American Funds Growth Fund of America	Oppenheimer Capital Appreciation Fund
American Funds Income Fund of America	Oppenheimer Global Fund
American Funds Investment Company of America	Oppenheimer Main Street Fund®
BlackRock Basic Value Fund	Oppenheimer Main Street Small Cap Fund®
BlackRock Fundamental Growth Fund	Oppenheimer Quest Opportunity Value Fund
BlackRock Global Allocation Fund	PIMCO CommodityRealReturn Strategy Fund
BlackRock Global Growth Fund	PIMCO Low Duration Fund
BlackRock Global SmallCap Fund	PIMCO Real Return Fund
BlackRock Government Income Portfolio	PIMCO Total Return Fund
BlackRock High Income Fund	Pioneer Emerging Markets Fund
BlackRock International Index Fund	Pioneer Fund
BlackRock International Value Fund	Pioneer High Yield Fund
BlackRock Large Cap Core Fund	Pioneer Real Estate Shares Fund
BlackRock Large Cap Growth Fund	Pioneer Small Cap Value Fund

1.	ORGANIZATION (Continued)

BlackRock Large Cap Value Fund	Putnam Fund for Growth and Income
BlackRock S&P 500 Index Fund	Putnam International Equity Fund
BlackRock Short Term Bond Fund	Putnam Voyager Fund
BlackRock Small Cap Index Fund	Seligman Capital Fund
BlackRock Total Return Fund	Seligman Smaller-Cap Value Fund
BlackRock Value Opportunities Fund	Templeton Foreign Fund
Cohen & Steers Realty Income Fund	Templeton Growth Fund
Columbia Acorn International	Transamerica Convertible Securities
Columbia Acorn USA	Transamerica Equity
Columbia Marsico Growth Fund	Transamerica Growth Opportunities
Davis New York Venture Fund	Transamerica Small/Mid Cap Value
Delaware Trend Fund	VanKampen Aggressive Growth Fund
Dreyfus Appreciation Fund	Van Kampen Comstock Fund
Eaton Vance Floating-Rate Fund	Van Kampen Equity and Income Fund
Van Kampen Mid Cap Growth Fund
The assets of Separate Account D are registered in the name of MLLIC. The portion of Separate Account D’s assets applicable to the Contracts are not chargeable with liabilities arising out of any other business MLLIC may conduct.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Financial Statements included herein have been prepared in accordance with U.S. generally accepted accounting principles for variable annuity separate accounts registered as unit investment trusts. The preparation of Financial Statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions regarding matters that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

The significant accounting policies and related judgments underlying Separate Account D’s Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.
•	Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at readily available market value. Investment transactions are recorded on the trade date.

•	Ordinary dividends and capital gain distributions are recognized on the ex-dividend date. All dividends are automatically reinvested.

•	Realized gains and losses on the sales of investments are computed on the first in first out basis.

•	All premiums and contract owner withdrawals are applied as described in the prospectus.

•	Accumulation units are units of measure used to determine the value of an interest in the Divisions during the accumulation period. The accumulation unit value is the value of an accumulation unit during a valuation period determined for each Division as of the close of trading on each day the New York Stock Exchange is open.
The change in net assets accumulated in Separate Account D provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the guaranteed minimum death benefits) and other Contract benefits.

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The operations of Separate Account D are included in the Federal income tax return of MLLIC. Under the provisions of the Contracts, MLLIC has the right to charge Separate Account D for any Federal income tax attributable to Separate Account D. No charge is currently being made against Separate Account D for such tax since, under current tax law, MLLIC pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, MLLIC retains the right to charge for any Federal income tax incurred that is attributable to Separate Account D if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account D may also be made.

Effective January 1, 2008, Separate Account D adopted Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The adoption did not have a material impact on the Company’s Financial Statements. See Note 4 to the Financial Statements for additional disclosure.

3.	NET TRANSFERS

Net transfers include transfers among applicable Separate Account D investment divisions.

4.	FAIR VALUE MEASUREMENTS AND FAIR VALUE HIERARCHY

SFAS No. 157 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

Separate Account D has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.	Quoted prices for similar assets or liabilities in active markets

b.	Quoted prices for identical or similar assets or liabilities in non-active markets

c.	Inputs other than quoted market prices that are observable

d.	Inputs that are derived principally from or corroborated by observable market data through correlation or other means
Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices; and, therefore are considered Level 1.

5. PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2008 were as follows:

(In thousands)
	Purchases	Sales
BlackRock Basic Value Fund	$31,577	$20,946
BlackRock Fundamental Growth Fund	139,282	118,610
BlackRock Global Allocation Fund	98,434	83,961
BlackRock Global Growth Fund	202	60
BlackRock Global SmallCap Fund	119	520
BlackRock Government Income Portfolio	12,949	9,472
BlackRock High Income Fund	252	103
BlackRock International Index Fund	38	290
BlackRock International Value Fund	618	202
BlackRock Large Cap Core Fund	1,775	2,176
BlackRock Large Cap Growth Fund	1,287	905
BlackRock Large Cap Value Fund	1,208	1,856
Merrill Lynch Ready Assets Trust	145,068	146,079
BlackRock Short Term Bond Fund	45	153
BlackRock S&P 500 Index Fund	84,733	80,344
BlackRock Small Cap Index Fund	27	37
BlackRock Total Return Fund	2,798	36,502
BlackRock Value Opportunities Fund	1,568	2,591
AIM Basic Value Fund	72	141
AIM Charter Fund	73,547	207
AIM Constellation Fund	62	265
AIM Mid Cap Core Equity Fund	1,239	462
AllianceBernstein Growth & Income Fund	229	391
AllianceBernstein International Value Fund	2,264	753
AllianceBernstein Large Cap Growth Fund	225	10,070
AllianceBernstein Small/Mid Cap Value Fund	2,871	1,856
AllianceBernstein Value Fund	214	209
Allianz CCM Capital Appreciation Fund	176	110
Allianz NFJ Dividend Value Fund	2,094	338
Allianz NFJ Small-Cap Value Fund	9,195	6,312
Allianz OCC Renaissance Fund	459	996
American Century Equity Income Fund	5,905	10,137
American Century Ultra Fund	—	7
American Funds Bond Fund of America	41,198	30,969
American Funds Growth Fund of America	58,338	47,181
American Funds Income Fund of America	10,858	19,302
American Funds Investment Company of America	10,667	31,345
American Funds EuroPacific Growth Fund	30,769	11,303
Cohen & Steers Realty Income Fund	574	10,761
Columbia Acorn International	1,073	261
Columbia Acorn USA	6,781	1,385
Columbia Marsico Growth Fund	27,530	12,648
Davis New York Venture Fund	54,199	54,197
Delaware Trend Fund	1,409	2,059

5. PURCHASES AND SALES OF INVESTMENTS (Continued)

(In thousands)
	Purchases	Sales
Dreyfus Appreciation Fund	$18,618	$6,558
Eaton Vance Floating-Rate Fund	636	990
Eaton Vance Large-Cap Value Fund	8,082	5,305
Federated Capital Appreciation Fund	15,763	6,739
Federated Kaufmann Fund	4,849	7,934
Fidelity Advisor Equity Growth Fund	46,749	85,475
Fidelity Advisor Mid Cap Fund	20	403
Fidelity Advisor Overseas Fund	4,428	3,697
Janus Advisor Forty Fund	20,772	36,370
Janus Advisor Mid Cap Growth Fund	4,573	4,815
JPMorgan Multi-Cap Market Neutral Fund	379	432
JPMorgan Small Cap Growth Fund	274	93
Lord Abbett Affiliated Fund	6,939	6,010
Lord Abbett Bond-Debenture Fund	2,819	4,545
Lord Abbett Mid-Cap Value Fund	6,375	12,977
MFS® Core Growth Fund	41,033	60,536
MFS® Mid Cap Growth Fund	1,006	1,015
MFS® Research International Fund	14,648	11,167
Oppenheimer Capital Appreciation Fund	210	266
Oppenheimer Global Fund	934	2,086
Oppenheimer Main Street Fund®	370	517
Oppenheimer Main Street Small Cap Fund®	332	501
Oppenheimer Quest Opportunity Value Fund	20,652	353
PIMCO CommodityRealReturn Strategy Fund	13,768	16,979
PIMCO Low Duration Fund	892	521
PIMCO Real Return Fund	27,031	16,490
PIMCO Total Return Fund	170,522	66,247
Pioneer Emerging Markets Fund	3,545	2,095
Pioneer Fund	325	350
Pioneer High Yield Fund	579	822
Pioneer Real Estate Shares Fund	8,734	1,931
Pioneer Small Cap Value Fund	112	258
Putnam Fund for Growth and Income	66	228
Putnam International Equity Fund	532	2,042
Putnam Voyager Fund	7	246
Seligman Capital Fund	41	3
Seligman Smaller-Cap Value Fund	290	864
Templeton Foreign Fund	13,157	6,387
Templeton Growth Fund	2,046	3,473
Transamerica Convertible Securities	30	13
Transamerica Equity	—	—
Transamerica Growth Opportunities	—	—
Transamerica Small/Mid Cap Value	9,151	5,344
Van Kampen Aggressive Growth Fund	168	2,795
Van Kampen Comstock Fund	39,215	38,268
Van Kampen Equity and Income Fund	1,731	81,097
Van Kampen Mid Cap Growth Fund	5,555	1,884

6. UNIT VALUES
The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. In addition, the following ratios and returns are provided:
Investment income ratio:
The investment income ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the investment division is affected by the timing of the declaration of the dividends by the underlying fund in which the investment divisions invest.
Expense ratio:
The expense ratio represents the annualized contract expenses of the separate accounts, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
Total return:
The total return include changes in the value of the underlying mutual fund, which includes expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicates the effective date of that investment division in the separate account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is represented as a range of minimum and maximum values based on the product grouping represented in the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented.
The 2008 and 2007 unit value and total return ranges have been disclosed based on the related lowest and highest level of expense ratios. The 2006 through 2004 unit value and total return ranges have been disclosed based on the range of lowest and highest unit values and total returns for all levels of expense ratio.
BlackRock Basic Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	3,046	$8.34	$8.17	$30,469	2.41%	1.25%	1.75%	-37.45%	-37.76%
2007	2,608	13.33	13.16	40,426	1.82	1.25	1.65	-0.34	-0.74
2006	1,246	13.25	19.33	23,123	1.44	1.25	1.65	20.31	20.79
2005	1,275	11.01	16.00	20,018	1.26	1.25	1.65	1.86	2.26
2004	1,215	15.65	15.65	19,014	1.47	1.30	1.30	8.71	8.71
BlackRock Bond Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008				Division was not available
2007				Division was not available
2006	904	$10.29	$11.13	$9,846	4.31%	1.25%	1.65%	2.13%	2.54%
2005	3,772	10.07	10.85	40,875	3.69	1.25	1.65	0.06	0.46
2004	2,931	10.80	10.80	31,667	3.37	1.30	1.30	2.69	2.69
BlackRock Fundamental Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	5,454	$8.48	$8.30	$48,618	—%	1.25%	1.75%	-39.98%	-40.28%
2007	3,603	14.12	13.94	52,798	—	1.25	1.65	18.40	-17.93
2006	974	11.82	14.53	13,816	—	1.25	1.65	1.99	2.40
2005	887	11.58	14.19	12,419	0.71	1.25	1.65	7.21	7.64
2004	865	13.18	13.18	11,404	—	1.30	1.30	5.11	5.11
BlackRock Global Allocation Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	7,580	$12.31	$12.05	$112,206	4.30%	1.25%	1.75%	-21.59%	-21.99%
2007	7,146	15.70	15.49	143,354	3.18	1.25	1.65	15.19	14.73
2006	4,869	13.50	20.76	87,633	1.93	1.25	1.65	14.00	14.45
2005	5,915	11.83	18.14	102,251	1.94	1.25	1.65	8.48	8.91
2004	6,684	16.65	16.65	111,319	2.48	1.30	1.30	12.76	12.76

6. UNIT VALUES (Continued)
BlackRock Global Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	18	$6.07	$6.04	$108	2.00%	1.25%	1.75%	-42.05%	-42.24%
BlackRock Global SmallCap Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	93	$10.41	$10.19	$961	0.05%	1.25%	1.75%	-38.56%	-38.86%
2007	127	16.93	16.71	2,134	0.61	1.25	1.65	14.88	14.41
2006	223	14.60	14.73	3,267	—	1.25	1.65	16.19	16.66
2005	126	12.56	12.62	1,589	—	1.25	1.65	7.74	8.10
BlackRock Government Income Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	1,071	$11.14	$11.00	$11,906	4.16%	1.25%	1.75%	4.31%	3.79%
2007	732	10.68	10.61	7,807	4.63	1.25	1.65	2.73	2.32
2006	5,964	10.37	10.39	61,936	4.52	1.25	1.65	1.40	1.80
BlackRock High Income Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	18	$6.55	$6.49	$116	9.66%	1.25%	1.75%	-33.15%	-33.49%
2007	3	9.79	9.76	26	7.47	1.25	1.65	-3.66	-3.92
BlackRock International Index Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	45	$9.81	$9.61	$435	1.93%	1.25%	1.75%	-43.16%	-43.44%
2007	62	17.25	17.03	1,073	1.57	1.25	1.65	8.62	8.19
2006	144	15.73	15.87	2,274	3.72	1.25	1.65	23.65	24.15
2005	39	12.72	12.78	502	3.15	1.25	1.65	7.47	7.83
BlackRock International Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	101	$6.12	$6.07	$618	1.68%	1.25%	1.75%	-43.66%	-43.94%
2007	54	10.86	10.83	582	3.16	1.25	1.65	3.23	2.96
BlackRock Large Cap Core Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	665	$8.89	$8.70	$5,842	—%	1.25%	1.75%	-38.28%	-38.59%
2007	676	14.39	14.21	9,658	—	1.25	1.65	3.50	3.08
2006	422	13.77	13.90	5,825	—	1.25	1.65	10.90	11.34
2005	189	12.41	12.48	2,352	—	1.25	1.65	7.16	7.51

6. UNIT VALUES (Continued)
BlackRock Large Cap Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	269	$8.58	$8.40	$2,287	—%	1.25%	1.75%	-37.75%	-38.07%
2007	231	13.78	13.60	3,159	—	1.25	1.65	6.65	6.22
2006	137	12.80	12.91	1,767	—	1.25	1.65	4.69	5.11
2005	85	12.22	12.28	1,035	—	1.25	1.65	9.07	9.43
BlackRock Large Cap Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	495	$9.43	$9.23	$4,620	0.55%	1.25%	1.75%	-36.53%	-36.85%
2007	540	14.84	14.65	7,955	0.05	1.25	1.65	3.42	3.01
2006	383	14.22	14.34	5,458	0.03	1.25	1.65	13.84	14.30
2005	746	12.48	12.54	9,334	—	1.25	1.65	6.87	7.23
Merrill Lynch Ready Assets Trust

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	5,071	$10.96	$10.73	$54,878	2.55%	1.25%	1.75%	1.28%	0.77%
2007	5,231	10.82	10.68	55,890	4.69	1.25	1.65	3.43	3.02
2006	4,871	10.32	10.46	50,351	4.35	1.25	1.65	2.67	3.08
2005	3,218	10.01	10.14	32,268	2.51	1.25	1.65	0.89	1.29
2004	2,308	9.89	9.89	22,817	0.78	1.30	1.30	-0.51	-0.51
BlackRock Short Term Bond Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	35	$9.62	$9.41	$333	3.63%	1.25%	1.75%	-8.33%	-8.79%
2007	47	10.48	10.35	487	3.91	1.25	1.65	1.86	1.45
2006	204	10.20	10.29	2,087	3.63	1.25	1.65	2.27	2.67
2005	443	9.96	10.01	4,418	3.22	1.25	1.65	-0.07	0.26
BlackRock S&P 500 Index Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	1,256	$8.18	$8.01	$12,446	0.67%	1.25%	1.75%	-38.12%	-38.43%
2007	1,277	13.22	13.05	20,514	1.70	1.25	1.65	3.60	3.19
2006	2,115	12.64	16.96	34,014	1.14	1.25	1.65	13.24	13.70
2005	1,471	11.15	14.92	20,492	2.37	1.25	1.65	2.63	3.04
2004	1,002	14.48	14.48	14,499	0.44	1.30	1.30	8.76	8.76
BlackRock Small Cap Index Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	18	$8.46	$8.28	$155	0.87%	1.25%	1.75%	-35.04%	-35.37%
2007	21	13.01	12.84	271	—	1.25	1.65	-3.39	-3.78
2006	23	13.34	13.46	306	—	1.25	1.65	15.18	15.64
2005	10	11.58	11.64	115	1.02	1.25	1.65	3.45	3.79

6. UNIT VALUES (Continued)
BlackRock Total Return Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	833	$9.35	$9.16	$8,078	5.01%	1.25%	1.75%	-12.69%	-13.12%
2007	3,882	10.71	10.57	44,222	4.48	1.25	1.65	3.41	2.99
BlackRock U.S. Government Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	Division was not available
2007	Division was not available
2006	Division was not available
2005	655	$10.06	$10.41	$6,811	3.46%	1.25%	1.65%	0.01%	0.41%
2004	2,475	10.37	10.37	25,659	2.82	1.30	1.30	1.77	1.77
BlackRock Value Opportunities Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	822	$7.48	$7.33	$9,423	—%	1.25%	1.75%	-42.00%	-42.29%
2007	852	12.90	12.73	16,948	—	1.25	1.65	-2.63	-3.02
2006	1,300	13.12	21.11	26,992	—	1.25	1.65	10.23	10.67
2005	1,212	11.90	19.08	22,855	—	1.25	1.65	7.96	8.39
2004	998	17.60	17.60	17,567	—	1.30	1.30	12.54	12.54
AIM Basic Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	24	$6.12	$5.99	$148	0.17%	1.25%	1.75%	-52.47%	-52.71%
2007	32	12.86	12.70	405	0.05	1.25	1.65	-0.25	-0.65
2006	33	12.77	12.89	433	0.08	1.25	1.65	11.27	11.71
2005	24	11.47	11.53	273	—	1.25	1.65	1.81	2.15
AIM Charter Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	8,750	$8.36	$8.36	$73,126	3.34%	1.30%	1.30%	-29.41%	-29.41%
2007	40	11.84	11.84	472	1.37	1.30	1.30	6.97	6.97
2006	40	11.06	11.06	440	0.98	1.30	1.30	14.74	14.74
AIM Constellation Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	76	$9.60	$9.60	$730	—%	1.30%	1.30%	-43.42%	-43.42%
2007	88	16.97	16.97	1,495	—	1.30	1.30	10.53	10.53
2006	113	15.35	15.35	1,735	—	1.30	1.30	4.46	4.46
2005	109	14.69	14.69	1,597	—	1.30	1.30	7.02	7.02
2004	102	13.72	13.72	1,403	—	1.30	1.30	4.78	4.78

6. UNIT VALUES (Continued)
AIM Mid Cap Core Equity Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	206	$9.76	$9.56	$1,987	1.00%	1.25%	1.75%	-28.40%	-28.75%
2007	144	13.63	13.45	1,948	1.52	1.25	1.65	8.48	8.04
2006	75	12.45	12.56	928	0.82	1.25	1.65	9.24	9.67
2005	49	11.39	11.44	557	—	1.25	1.65	2.84	3.18
AIM Premier Equity Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	Division was not available
2007	Division was not available
2006	Division was not available
2005	37	$13.93	$13.93	$515	0.28%	1.30%	1.30%	3.86%	3.86%
2004	29	13.41	13.41	395	0.26	1.30	1.30	4.08	4.08
AllianceBernstein Growth & Income Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	163	$11.17	$11.17	$1,816	1.36%	1.30%	1.30%	-41.55%	-41.55%
2007	173	19.10	19.10	3,304	0.52	1.30	1.30	4.11	4.11
2006	1,086	18.34	18.34	19,917	0.27	1.30	1.30	15.39	15.39
2005	1,478	15.89	15.89	23,490	0.52	1.30	1.30	2.41	2.41
2004	227	15.51	15.51	3,518	1.19	1.30	1.30	10.44	10.44
AllianceBernstein International Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	532	$4.79	$4.74	$2,534	—%	1.25%	1.75%	-54.14%	-54.38%
2007	300	10.43	10.40	3,125	3.87	1.25	1.65	-1.10	-1.36
AllianceBernstein Large Cap Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	148	$10.77	$10.77	$1,599	—%	1.30%	1.30%	-32.57%	-32.57%
2007	865	15.97	15.97	13,812	—	1.30	1.30	12.26	12.26
2006	192	14.22	14.22	2,724	—	1.30	1.30	-2.22	-2.22
2005	451	14.54	14.54	6,558	—	1.30	1.30	12.64	12.64
2004	180	12.91	12.91	2,323	—	1.30	1.30	6.75	6.75
AllianceBernstein Small/Mid Cap Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	787	$8.68	$8.50	$6,766	0.65%	1.25%	1.75%	-35.41%	-35.73%
2007	678	13.43	13.26	9,037	0.10	1.25	1.65	0.99	0.58
2006	1,777	13.18	13.30	23,503	1.04	1.25	1.65	11.73	12.18
2005	867	11.79	11.85	10,242	—	1.25	1.65	3.75	4.09

6. UNIT VALUES (Continued)
AllianceBernstein Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	63	$7.34	$7.19	$459	2.35%	1.25%	1.75%	-42.64%	-42.93%
2007	64	12.80	12.63	795	1.86	1.25	1.65	-5.70	-6.08
2006	46	13.44	13.56	624	2.44	1.25	1.65	19.19	19.66
2005	11	11.27	11.33	125	5.95	1.25	1.65	1.25	1.58
Allianz CCM Capital Appreciation Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	7	$6.60	$6.51	$48	—%	1.25%	1.75%	-43.52%	-43.80%
2007	1	11.69	11.60	10	0.66	1.25	1.65	15.59	15.13
Allianz NFJ Dividend Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	353	$6.47	$6.41	$2,271	3.07%	1.25%	1.75%	-37.08%	-37.39%
2007	164	10.28	10.24	1,685	3.29	1.25	1.65	-2.28	-2.54
Allianz NFJ Small-Cap Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	1,338	$10.85	$10.62	$19,661	1.39%	1.25%	1.75%	-27.42%	-27.78%
2007	1,256	14.94	14.75	25,245	1.58	1.25	1.65	4.73	4.31
2006	2,016	14.13	21.53	41,281	1.96	1.25	1.65	16.56	17.03
2005	2,458	12.12	18.39	44,199	1.75	1.25	1.65	8.47	8.91
2004	2,179	16.89	16.89	36,806	1.72	1.30	1.30	21.45	21.45
Allianz OCC Renaissance Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	286	$7.35	$7.19	$3,944	1.16%	1.25%	1.75%	-40.81%	-41.11%
2007	314	12.41	12.25	7,220	0.18	1.25	1.65	4.17	3.75
2006	397	11.80	22.60	8,804	—	1.25	1.65	10.11	10.55
2005	454	10.71	20.44	9,146	—	1.25	1.65	-5.23	-4.86
2004	488	21.49	21.49	10,478	—	1.30	1.30	14.01	14.01
American Century Equity Income Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	586	$9.99	$9.78	$7,847	2.88%	1.25%	1.75%	-21.29%	-21.68%
2007	823	12.68	12.52	14,045	1.93	1.25	1.65	0.11	-0.29
2006	2,813	12.55	17.16	47,846	2.52	1.25	1.65	17.29	17.76
2005	603	10.69	14.58	8,539	1.75	1.25	1.65	0.48	0.88
2004	3,819	14.45	14.45	55,179	6.58	1.30	1.30	10.77	10.77
American Century Ultra Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	9	$7.23	$7.08	$61	0.21%	1.25%	1.75%	-42.67%	-42.96%
2007	9	12.61	12.45	113	—	1.25	1.65	19.95	19.47
2006	21	10.41	10.51	207	—	1.25	1.65	-5.12	-4.74
2005	17	10.97	11.02	191	—	1.25	1.65	1.86	2.20

6. UNIT VALUES (Continued)
American Funds Bond Fund of America

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	9,570	$9.50	$9.30	$98,385	6.08%	1.25%	1.75%	-13.41%	-13.84%
2007	9,228	10.96	10.82	108,103	12.95	1.25	1.65	2.05	1.64
2006	7,548	10.64	12.94	88,244	6.29	1.25	1.65	4.13	4.55
2005	9,260	10.21	12.38	112,234	5.21	1.25	1.65	0.23	0.61
2004	5,294	12.30	12.30	65,131	4.66	1.30	1.30	4.46	4.46
American Funds Growth Fund of America

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	14,651	$8.91	$8.72	$153,163	0.80%	1.25%	1.75%	-39.86%	-40.16%
2007	12,966	14.80	14.61	234,686	1.60	1.25	1.65	9.52	9.08
2006	15,847	13.39	18.93	265,483	1.15	1.25	1.65	9.09	9.53
2005	15,587	12.27	17.29	255,623	0.72	1.25	1.65	11.43	12.72
2004	13,399	15.33	15.33	205,432	0.51	1.30	1.30	10.47	10.47
American Funds Income Fund of America

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	4,847	$9.35	$9.15	$56,172	4.87%	1.25%	1.75%	-29.88%	-30.23%
2007	5,597	13.33	13.16	93,488	4.26	1.25	1.65	2.40	1.99
2006	6,015	12.89	18.04	102,740	4.61	1.25	1.65	18.26	18.78
2005	9,610	10.90	15.18	143,381	3.81	1.25	1.65	0.14	2.07
2004	5,095	14.87	14.87	75,755	3.69	1.30	1.30	11.48	11.48
American Funds Investment Company of America

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	6,831	$8.73	$8.54	$73,770	2.40%	1.25%	1.75%	-35.62%	-35.94%
2007	8,093	13.55	13.37	138,604	1.83	1.25	1.65	4.50	4.08
2006	7,382	12.84	17.46	123,367	2.21	1.25	1.65	14.01	14.46
2005	7,605	11.26	15.26	113,365	2.22	1.25	1.65	3.18	5.46
2004	6,753	14.46	14.46	97,662	1.81	1.30	1.30	8.33	8.33
American Funds EuroPacific Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	6,065	$11.24	$11.00	$67,448	1.88%	1.25%	1.75%	-41.32%	-41.61%
2007	5,065	19.14	18.89	96,202	2.33	1.25	1.65	17.39	16.92
2006	3,232	16.15	16.30	52,390	—	1.25	1.65	19.79	20.27
2005	1,145	13.48	13.54	15,456	6.19	1.25	1.65	14.55	14.93
Cohen & Steers Realty Income Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	95	$7.53	$7.37	$710	3.10%	1.25%	1.75%	-36.90%	-37.22%
2007	931	11.93	11.77	11,016	4.15	1.25	1.65	-21.40	-21.71
2006	955	15.03	15.17	14,420	4.56	1.25	1.65	27.73	28.24
2005	471	11.76	11.82	5,552	6.42	1.25	1.65	8.17	8.53

6. UNIT VALUES (Continued)
Columbia Acorn International

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	156	$6.02	$5.97	$932	0.17%	1.25%	1.75%	-46.79%	-47.05%
2007	66	11.31	11.27	741	0.44	1.25	1.65	6.02	5.74
Columbia Acorn USA

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	1,120	$8.24	$8.06	$9,127	—%	1.25%	1.75%	-40.16%	-40.46%
2007	459	13.76	13.58	6,255	—	1.25	1.65	1.84	1.43
2006	1,866	13.38	13.50	25,057	—	1.25	1.65	6.13	6.56
2005	561	12.60	12.67	7,081	—	1.25	1.65	8.56	8.92
Columbia Marsico Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	7,440	$6.66	$6.56	$49,200	0.04%	1.25%	1.75%	-42.78%	-43.07%
2007	5,513	11.63	11.55	63,833	0.08	1.25	1.65	12.50	12.05
2006	141	10.30	10.33	1,447	—	1.25	1.65	2.01	2.28
Davis New York Venture Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	3,863	$8.28	$8.11	$38,668	0.99%	1.25%	1.75%	-40.81%	-41.10%
2007	4,247	13.98	13.80	73,985	1.05	1.25	1.65	3.61	3.19
2006	8,365	13.37	19.18	144,642	1.05	1.25	1.65	13.19	13.64
2005	3,746	11.80	16.88	60,549	0.72	1.25	1.65	8.82	9.26
2004	3,776	15.45	15.45	58,343	1.15	1.30	1.30	10.89	10.89
Delaware Trend Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	483	$6.94	$6.79	$4,478	—%	1.25%	1.75%	-47.94%	-48.20%
2007	508	13.33	13.15	9,195	—	1.25	1.65	9.15	8.71
2006	571	12.09	17.69	9,682	—	1.25	1.65	5.08	5.50
2005	570	11.50	16.77	9,407	—	1.25	1.65	3.33	3.75
2004	580	16.16	16.16	9,389	—	1.30	1.30	10.81	10.81
Dreyfus Appreciation Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	3,331	$8.87	$8.69	$29,253	1.99%	1.25%	1.75%	-33.25%	-33.58%
2007	2,397	13.29	13.11	31,605	1.84	1.25	1.65	5.16	4.74
2006	1,857	12.51	12.63	23,330	3.22	1.25	1.65	14.31	14.76
2005	1,314	10.94	11.00	14,412	3.92	1.25	1.65	-1.20	-0.87
Eaton Vance Floating-Rate Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	141	$7.53	$7.37	$1,050	5.80%	1.25%	1.75%	-31.37%	-31.71%
2007	183	10.96	10.82	1,990	6.65	1.25	1.65	0.40	—
2006	2,051	10.81	10.91	22,249	6.38	1.25	1.65	4.50	4.92
2005	737	10.34	10.39	7,640	4.92	1.25	1.65	2.05	2.39

6. UNIT VALUES (Continued)
Eaton Vance Large-Cap Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	1,881	$7.00	$6.94	$13,104	1.46%	1.25%	1.75%	-35.32%	-35.65%
2007	1,714	10.82	10.78	18,499	1.43	1.25	1.65	2.15	1.88
Federated Capital Appreciation Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	2,976	$9.62	$9.42	$28,344	0.87%	1.25%	1.75%	-29.87%	-30.22%
2007	2,232	13.71	13.54	30,373	—	1.25	1.65	9.17	8.73
2006	15	12.44	12.56	201	1.18	1.25	1.65	14.05	14.51
2005	10	10.91	10.96	114	1.67	1.25	1.65	-0.99	-0.66
Federated Kaufmann Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	959	$9.68	$9.47	$9,188	—%	1.25%	1.75%	-42.97%	-43.25%
2007	1,131	16.96	16.74	19,039	—	1.25	1.65	19.83	19.35
2006	251	14.02	14.14	3,526	—	1.25	1.65	12.65	13.10
2005	141	12.44	12.50	1,762	—	1.25	1.65	9.70	10.06
Fidelity Advisor Equity Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	3,801	$7.73	$7.56	$37,300	0.15%	1.25%	1.75%	-47.64%	-47.90%
2007	6,571	14.75	14.56	123,163	—	1.25	1.65	24.67	24.17
2006	105	11.72	15.04	1,522	—	1.25	1.65	4.75	5.17
2005	115	11.18	14.30	1,605	—	1.25	1.65	3.61	4.02
2004	121	13.75	13.75	1,668	—	1.30	1.30	1.48	1.48
Fidelity Advisor Mid Cap Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	137	$10.72	$10.72	$1,465	—%	1.30%	1.30%	-52.96%	-52.96%
2007	157	22.78	22.78	3,585	—	1.30	1.30	8.22	8.22
2006	192	21.05	21.05	4,034	—	1.30	1.30	11.77	11.77
2005	214	18.83	18.83	4,037	4.00	1.30	1.30	6.95	6.95
2004	280	17.60	17.60	4,923	—	1.30	1.30	14.46	14.46
Fidelity Advisor Overseas Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	237	$14.14	$14.14	$3,352	1.73%	1.30%	1.30%	-43.79%	-43.79%
2007	235	25.15	25.15	5,915	1.42	1.30	1.30	15.47	15.47
2006	227	21.77	21.77	4,942	0.81	1.30	1.30	17.38	17.38
2005	254	18.54	18.54	4,714	2.22	1.30	1.30	12.81	12.81
2004	240	16.43	16.43	3,950	0.24	1.30	1.30	11.50	11.50
Janus Advisor Forty Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	3,058	$7.40	$7.33	$22,531	—%	1.25%	1.75%	-44.61%	-44.89%
2007	5,393	13.36	13.31	71,891	0.39	1.25	1.65	26.49	26.15

6. UNIT VALUES (Continued)
Janus Advisor Mid Cap Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	960	$6.77	$6.71	$6,473	0.12%	1.25%	1.75%	-41.63%	-41.92%
2007	1,140	11.59	11.55	13,190	—	1.25	1.65	9.56	9.26
JPMorgan Multi-Cap Market Neutral Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	59	$9.97	$9.83	$579	0.69%	1.25%	1.75%	-1.62%	-2.11%
2007	64	10.13	10.06	639	0.23	1.25	1.65	-4.03	-4.41
2006	1,439	10.52	10.55	15,152	6.61	1.25	1.65	1.75	1.96
JPMorgan Small Cap Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	60	$6.14	$6.09	$366	—%	1.25%	1.75%	-44.00%	-44.28%
2007	36	10.97	10.93	398	—	1.25	1.65	7.54	7.25
Lord Abbett Affiliated Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	1,588	$8.32	$8.15	$13,077	1.76%	1.25%	1.75%	-37.95%	-38.26%
2007	1,504	13.41	13.23	19,991	1.30	1.25	1.65	2.32	1.91
2006	1,206	12.98	13.10	15,713	1.84	1.25	1.65	15.63	16.09
2005	68	11.22	11.27	760	1.86	1.25	1.65	0.69	1.02
Lord Abbett Bond-Debenture Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	1,297	$9.27	$9.07	$14,555	7.23%	1.25%	1.75%	-21.30%	-21.69%
2007	1,509	11.77	11.62	21,719	7.71	1.25	1.65	3.97	3.55
2006	1,820	11.21	14.76	25,885	7.23	1.25	1.65	8.02	8.46
2005	1,956	10.38	13.61	26,208	6.55	1.25	1.65	-0.15	0.25
2004	1,765	13.58	13.58	23,965	6.40	1.30	1.30	7.12	7.12
Lord Abbett Mid-Cap Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	2,045	$7.94	$7.77	$21,248	1.56%	1.25%	1.75%	-40.22%	-40.52%
2007	2,700	13.28	13.11	45,290	0.35	1.25	1.65	-0.76	-1.16
2006	3,551	13.25	19.57	65,886	0.56	1.25	1.65	10.47	10.91
2005	2,983	11.99	17.64	50,786	0.44	1.25	1.65	6.35	6.77
2004	2,241	16.52	16.52	37,033	0.51	1.30	1.30	22.45	22.45
MFS® Core Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	406	$10.36	$10.36	$4,207	—%	1.30%	1.30%	-37.41%	-37.41%
2007	2,169	16.55	16.55	35,898	—	1.30	1.30	13.38	13.38
2006	3,059	14.59	14.59	44,626	—	1.30	1.30	7.97	7.97
2005	1,618	13.51	13.51	21,861	—	1.30	1.30	5.01	5.01
2004	194	12.86	12.86	2,498	—	1.30	1.30	8.75	8.75

6. UNIT VALUES (Continued)
MFS® Mid Cap Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	313	$8.80	$8.80	$2,751	—%	1.30%	1.30%	-51.77%	-51.77%
2007	284	18.24	18.24	5,186	—	1.30	1.30	8.03	8.03
2006	289	16.88	16.88	4,882	—	1.30	1.30	0.83	0.83
2005	307	16.74	16.74	5,141	—	1.30	1.30	1.33	1.33
2004	245	16.51	16.51	4,042	—	1.30	1.30	12.95	12.95
MFS® Research International Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	432	$14.70	$14.70	$6,354	2.41%	1.30%	1.30%	-43.44%	-43.44%
2007	414	25.97	25.97	10,736	1.32	1.30	1.30	11.41	11.41
2006	429	23.31	23.31	9,998	1.36	1.30	1.30	25.55	25.55
2005	355	18.56	18.56	6,583	1.74	1.30	1.30	14.65	14.65
2004	259	16.18	16.18	4,187	0.84	1.30	1.30	18.80	18.80
Oppenheimer Capital Appreciation Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	81	$7.12	$6.97	$574	—%	1.25%	1.75%	-46.60%	-46.87%
2007	85	13.33	13.16	1,124	—	1.25	1.65	12.29	11.84
2006	59	11.76	11.86	696	—	1.25	1.65	5.70	6.12
2005	34	11.12	11.17	378	1.73	1.25	1.65	3.58	3.92
Oppenheimer Global Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	293	$13.45	$13.45	$3,939	1.40%	1.30%	1.30%	-41.81%	-41.81%
2007	366	23.11	23.11	8,457	0.92	1.30	1.30	4.56	4.56
2006	571	22.10	22.10	12,620	0.52	1.30	1.30	15.83	15.83
2005	350	19.07	19.07	6,669	1.45	1.30	1.30	12.33	12.33
2004	321	16.97	16.97	5,447	0.92	1.30	1.30	17.10	17.10
Oppenheimer Main Street Fund®

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	249	$8.00	$7.83	$2,430	1.16%	1.25%	1.75%	-39.54%	-39.84%
2007	257	13.23	13.06	4,184	1.03	1.25	1.65	2.85	2.43
2006	267	12.74	16.46	4,327	0.87	1.25	1.65	12.98	13.43
2005	334	11.27	14.51	4,820	1.90	1.25	1.65	3.96	4.38
2004	331	13.90	13.90	4,600	1.33	1.30	1.30	7.94	7.94
Oppenheimer Main Street Small Cap Fund®

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	95	$8.32	$8.15	$780	—%	1.25%	1.75%	-39.09%	-39.39%
2007	107	13.66	13.48	1,454	0.27	1.25	1.65	-2.83	-3.22
2006	63	13.92	14.05	885	—	1.25	1.65	12.72	13.17
2005	217	12.34	12.41	2,686	—	1.25	1.65	7.18	7.54

6. UNIT VALUES (Continued)
Oppenheimer Quest Opportunity Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	1,643	$12.81	$12.81	$21,045	—%	1.30%	1.30%	-21.34%	-21.34%
2007	73	16.28	16.28	1,179	9.95	1.30	1.30	10.76	10.76
2006	80	14.69	14.69	1,172	1.22	1.30	1.30	9.77	9.77
2005	98	13.38	13.38	1,310	1.84	1.30	1.30	0.50	0.50
2004	90	13.31	13.31	1,193	0.13	1.30	1.30	8.05	8.05
PIMCO CommodityRealReturn Strategy Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	1,936	$7.41	$7.25	$14,200	5.16%	1.25%	1.75%	-44.44%	-44.72%
2007	2,081	13.33	13.16	27,526	6.21	1.25	1.65	21.57	21.08
2006	1,528	10.86	10.96	16,649	3.34	1.25	1.65	-5.08	-4.70
2005	687	11.44	11.49	7,874	39.15	1.25	1.65	8.07	8.43
PIMCO Low Duration Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	94	$10.22	$10.13	$961	3.94%	1.25%	1.75%	-2.96%	-3.44%
2007	64	10.53	10.49	669	4.61	1.25	1.65	4.96	4.68
PIMCO Real Return Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	3,564	$10.29	$10.08	$36,314	3.38%	1.25%	1.75%	-8.08%	-8.54%
2007	2,728	11.19	11.05	30,297	3.91	1.25	1.65	9.67	9.23
2006	237	10.11	10.20	2,405	3.30	1.25	1.65	-1.83	-1.44
2005	141	10.29	10.34	1,457	5.71	1.25	1.65	0.67	1.00
PIMCO Total Return Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	25,016	$11.53	$11.29	$298,203	4.69%	1.25%	1.75%	2.98%	2.47%
2007	17,761	11.19	11.05	206,963	4.60	1.25	1.65	7.18	6.75
2006	15,971	10.34	11.38	176,068	4.30	1.25	1.65	1.78	2.18
2005	7,844	10.16	11.14	84,695	2.98	1.25	1.65	0.69	1.09
2004	7,871	11.02	11.02	86,720	2.18	1.30	1.30	3.27	3.27
Pioneer Emerging Markets Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	398	$6.77	$6.68	$2,679	0.86%	1.25%	1.75%	-59.56%	-59.76%
2007	256	16.74	16.62	4,263	—	1.25	1.65	40.13	39.56
2006	101	11.90	11.94	1,204	0.98	1.25	1.65	7.88	8.17
Pioneer Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	117	$8.85	$8.66	$1,022	1.12%	1.25%	1.75%	-35.23%	-35.56%
2007	121	13.66	13.48	1,631	0.81	1.25	1.65	3.34	2.93
2006	3,301	13.09	13.21	43,376	0.98	1.25	1.65	14.43	14.89
2005	921	11.43	11.49	10,547	1.07	1.25	1.65	2.80	3.14

6. UNIT VALUES (Continued)
Pioneer High Yield Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	144	$7.48	$7.32	$1,065	6.32%	1.25%	1.75%	-37.87%	-38.18%
2007	173	12.03	11.88	2,061	4.58	1.25	1.65	5.55	5.13
2006	130	11.29	11.39	1,475	5.07	1.25	1.65	8.76	9.19
2005	66	10.38	10.43	686	5.68	1.25	1.65	-0.52	-0.20
Pioneer Real Estate Shares Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	758	$6.34	$6.31	$4,792	4.39%	1.25%	1.75%	-45.31%	-45.50%
Pioneer Small Cap Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	52	$7.79	$7.63	$396	—%	1.25%	1.75%	-38.89%	-39.20%
2007	64	12.74	12.58	811	—	1.25	1.65	-8.95	-9.31
2006	54	13.86	13.98	754	—	1.25	1.65	12.53	12.98
2005	35	12.31	12.37	432	—	1.25	1.65	8.16	8.52
Putnam Fund for Growth and Income

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	29	$9.92	$9.92	$288	1.92%	1.30%	1.30%	-39.66%	-39.66%
2007	41	16.43	16.43	663	1.49	1.30	1.30	-7.41	-7.41
2006	48	17.74	17.74	853	1.08	1.30	1.30	14.30	14.30
2005	53	15.51	15.51	818	2.70	1.30	1.30	3.76	3.76
2004	55	14.95	14.95	824	1.30	1.30	1.30	9.50	9.50
Putnam International Equity Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	233	$12.65	$12.65	$2,941	—%	1.30%	1.30%	-45.57%	-45.57%
2007	302	23.23	23.23	7,015	2.47	1.30	1.30	6.96	6.96
2006	336	21.71	21.71	7,296	2.49	1.30	1.30	26.55	26.55
2005	331	17.15	17.15	5,673	4.57	1.30	1.30	11.09	11.09
2004	301	15.43	15.43	4,641	1.75	1.30	1.30	14.69	14.69
Putnam Voyager Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	51	$9.09	$9.09	$464	—%	1.30%	1.30%	-37.82%	-37.82%
2007	69	14.62	14.62	1,012	—	1.30	1.30	3.90	3.90
2006	616	14.07	14.07	8,665	—	1.30	1.30	3.84	3.84
2005	1,176	13.54	13.54	15,927	1.42	1.30	1.30	4.11	4.11
2004	68	13.00	13.00	883	—	1.30	1.30	3.41	3.41
Seligman Capital Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	6	$5.65	$5.60	$35	—%	1.25%	1.75%	-49.11%	-49.37%
2007	2	11.09	11.06	20	—	1.25	1.65	4.97	4.69

6. UNIT VALUES (Continued)
Seligman Smaller-Cap Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	153	$13.28	$13.28	$2,038	—%	1.30%	1.30%	-41.97%	-41.97%
2007	183	22.89	22.89	4,194	—	1.30	1.30	4.85	4.85
2006	392	21.82	21.82	8,562	—	1.30	1.30	19.78	19.78
2005	210	18.21	18.21	3,825	—	1.30	1.30	-4.36	-4.36
2004	366	19.04	19.04	6,973	2.57	1.30	1.30	18.99	18.99
Templeton Foreign Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	1,643	$9.07	$8.88	$18,251	3.37%	1.25%	1.75%	-46.79%	-47.06%
2007	1,588	17.04	16.82	33,804	1.61	1.25	1.65	15.72	15.26
2006	1,631	14.59	20.36	30,625	2.28	1.25	1.65	17.92	18.39
2005	1,492	12.36	17.19	24,502	1.56	1.25	1.65	8.77	9.21
2004	1,978	15.74	15.74	31,135	2.06	1.30	1.30	16.58	16.58
Templeton Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	809	$8.10	$7.93	$7,867	2.50%	1.25%	1.75%	-44.20%	-44.48%
2007	894	14.51	14.33	15,923	1.39	1.25	1.65	0.86	0.45
2006	836	14.25	20.70	15,250	1.76	1.25	1.65	19.76	20.24
2005	1,153	11.90	17.21	16,836	1.61	1.25	1.65	6.33	6.75
2004	745	16.12	16.12	12,020	1.04	1.30	1.30	15.45	15.45
Transamerica Convertible Securities

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	2	$6.87	$6.84	$13	2.89%	1.25%	1.75%	-34.31%	-34.53%
Transamerica Equity

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	—	$6.22	$6.20	$—	—%	1.25%	1.75%	-42.64%	-42.83%
Transamerica Growth Opportunities

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	—	$6.75	$6.72	$—	—%	1.25%	1.75%	-36.70%	-36.91%
Transamerica Small/Mid Cap Value

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	44	$6.33	$6.30	$276	4.67%	1.25%	1.75%	-39.10%	-39.31%
Van Kampen Aggressive Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008				Division was not available
2007	156	$19.69	$19.69	$3,087	—%	1.25%	1.65%	16.19%	16.19%
2006	187	16.94	16.94	3,160	—	1.25	1.65	3.45	3.45
2005	205	16.37	16.37	3,362	—	1.25	1.65	9.46	9.46
2004	183	14.95	14.95	2,729	—	1.30	1.30	13.56	13.56

6. UNIT VALUES (Continued)
Van Kampen Comstock Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	1,092	$7.89	$7.73	$11,267	2.08%	1.25%	1.75%	-36.72%	-37.04%
2007	1,247	12.47	12.30	20,578	2.17	1.25	1.65	-3.17	-3.56
2006	2,538	12.75	19.99	47,305	2.37	1.25	1.65	14.11	14.57
2005	2,672	11.17	17.45	38,618	1.89	1.25	1.65	2.44	2.85
2004	809	16.96	16.96	13,728	1.40	1.30	1.30	16.01	16.01
Van Kampen Equity and Income Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	463	$12.57	$12.57	$5,825	2.74%	1.30%	1.30%	-25.78%	-25.78%
2007	5,620	16.93	16.93	95,142	2.36	1.30	1.30	1.89	1.89
2006	633	16.61	16.61	10,508	2.26	1.30	1.30	11.05	11.05
2005	1,390	14.95	14.95	20,785	4.15	1.30	1.30	6.39	6.39
2004	620	14.05	14.05	8,706	2.35	1.30	1.30	10.29	10.29
Van Kampen Mid Cap Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

December 31,
2008	313	$6.06	$6.06	$1,899	—%	1.30%	1.30%	-49.09%	-49.09%

7. CHARGES AND FEES
The following table is a listing of all expenses charged to the separate account. Asset-based, rider and maintenance charges are assessed through a reduction in unit value or redemption of units.
IRA Annuity

Charge	When Charge Is Deducted	Amount Deducted

Asset-Based Insurance Charge	Daily — reduction of unit values	1.30% annually

Contract Charges:

Contract Maintenance Charge	Annually — redemption of units	$40 at the end of each contract year and upon a full withdrawal only if the greater of contract value or premiums less withdrawals is less than $50,000.

Guaranteed Minimum Income Benefit (“GMIB”)	Quarterly — redemption of units	0.50% of the contract value at the end of each calendar quarter based on the GMIB benefit base as of the last business day of each month within the calendar quarter and a pro rata amount of this fee upon termination of the rider. For contracts issued before October 16, 2004, the GMIB charge is .40%.

Contingent Deferred Sales Charges	Per incident — redemption of units	7% of premium withdrawn for year 0
6% of premium withdrawn for year 1
5% of premium withdrawn for year 2
4% of premium withdrawn for year 3
3% of premium withdrawn for year 4

2% of premium withdrawn for year 5
1% of premium withdrawn for year 6
0% of premium withdrawn for year 7
or more

Transfer Fee	Per incident — redemption of units	$25 for each transfer after the twelfth transfer in a contract year.

Redemption Fee	Per incident — redemption of units	Imposed by respective Fund Manager.

7. CHARGES AND FEES (Continued)
Investor Choice IRA Series

Charge	When Charge Is Deducted	Amount Deducted

Asset-Based Insurance Charges
Contracts purchased prior to June 23, 2008
Investor Choice IRA Series — B Class	Daily — reduction of unit values	1.25% annually
Investor Choice IRA Series — C Class	Daily — reduction of unit values	1.60% annually
Investor Choice IRA Series — L Class	Daily — reduction of unit values	1.45% annually
Investor Choice IRA Series — XC Class	Daily — reduction of unit values	1.65% annually

Contracts purchased on or after June 23, 2008
Investor Choice IRA Series — B Class	Daily — reduction of unit values	1.35% annually
Investor Choice IRA Series — C Class	Daily — reduction of unit values	1.70% annually
Investor Choice IRA Series — L Class	Daily — reduction of unit values	1.55% annually
Investor Choice IRA Series — XC Class	Daily — reduction of unit values	1.75% annually

Contract Charges:
Contract Maintenance Charge	Annually — redemption of units	$50 at the end of each contract year and upon a full withdrawal only if the greater of contract value, or premiums less withdrawals is less than $50,000. Charge applies to all product classes.

Guaranteed Minimum Income Benefit (“GMIB”)	Quarterly — redemption of units	0.50% of the contract value at the end of each calendar quarter based on the GMIB benefit base as of the last business day of each month within the calendar quarter. A pro rata amount of this fee upon termination of the rider. Charge applies to all product classes.

Guaranteed Minimum Withdrawal Benefit (“GMWB”)	Quarterly — redemption of units	0.60% to 1.15% of the contract value at the end of each calendar quarter based on the GMWB benefit base as of the last business day of each month within the calendar quarter dependent on type and issue date of contract. A pro rata amount of this fee upon termination of the rider. Charge applies to all product classes.

Guaranteed Minimum Death Benefit (“GMDB”) Options:
- Return of Premium	Quarterly — redemption of units	0.15% of the GMDB base, calculated on each monthaversary. Charges are deducted each calendar quarter. Pro rata amounts are also deducted upon termination of the rider. Charge applies to all product classes.

- Maximum Anniversary Value (MAV)	Quarterly — redemption of units	0.25% of the GMDB base, calculated on each monthaversary. Charges are deducted each calendar quarter. Pro rata amounts are also deducted upon termination of the rider. Charge applies to all product classes.

- Roll-Up (currently not available)	Quarterly — redemption of units	0.50% of the GMDB base, calculated on each monthaversary. Charges are deducted each calendar quarter. Pro rata amounts are also deducted upon termination of the rider. Charge applies to all product classes.

- Greater of MAV and Roll-Up	Quarterly — redemption of units	0.55% to 0.60% of the GMDB base, calculated on each monthaversary. Charges are deducted each calendar quarter. Pro rata amounts are also deducted upon termination of the rider. Charge applies to all product classes.

7. CHARGES AND FEES (Continued)
Investor Choice IRA Series (Continued)

Charge	When Charge Is Deducted	Amount Deducted

Additional Death Benefit (“ADB”)	Quarterly — redemption of units	0.25% of the ADB base, calculated on each monthaversary. Charges are deducted each calendar quarter. Pro rata amounts are also deducted upon termination of the rider. Charge applies to all product classes.

Contingent Deferred Sales Charges	Per incident — redemption of units		B Class	L Class	C Class	XC Class
	based on percentage of premium	0 years	7%	6%	2%	8%
	withdrawn.	1 year	6%	5%	0%	8%
		2 years	5%	4%	0%	7%
		3 years	4%	3%	0%	7%
		4 years	3%	0%	0%	6%
		5 years	2%	0%	0%	6%
		6 years	1%	0%	0%	5%
		7 years	0%	0%	0%	4%
		8 years	0%	0%	0%	3%
		9 years	0%	0%	0%	0%

Transfer Fee	Per incident — redemption of units	$25 for each transfer after the twelfth transfer in a contract year. Charge applies to all product classes.

Redemption Fee	Per incident — redemption of units	Imposed by respective Fund Manager. Charge applies to all product classes.

8. UNITS ISSUED AND REDEEMED
Units issued and redeemed during 2008 and 2007 were as follows:

			BlackRock	BlackRock		BlackRock	BlackRock		BlackRock
	BlackRock Basic	BlackRock Bond	Fundamental	Global	BlackRock Global	Global SmallCap	Government	BlackRock High	International
(In thousands)	Value Fund	Fund	Growth Fund	Allocation Fund	Growth Fund	Fund	Income Portfolio	Income Fund	Index Fund

Outstanding at January 1, 2007	1,246	904	974	4,869	—	223	5,964	—	144
Activity during 2007:
Issued	7,859	297	2,853	2,976	—	46	7,170	3	44
Redeemed	(6,497)	(1,201)	(224)	(699)	—	(142)	(12,402)	—	(126)

Outstanding at December 31, 2007	2,608	—	3,603	7,146	—	127	732	3	62
Activity during 2008:
Issued	2,174	—	10,040	4,663	24	—	1,188	26	1
Redeemed	(1,736)	—	(8,189)	(4,229)	(6)	(34)	(849)	(11)	(18)

Outstanding at December 31, 2008	3,046	—	5,454	7,580	18	93	1,071	18	45

	BlackRock
	International	BlackRock Large	BlackRock Large	BlackRock Large	Merrill Lynch Ready	BlackRock Short	BlackRock S&P	BlackRock Small	BlackRock Total
(In thousands)	Value Fund	Cap Core Fund	Cap Growth Fund	Cap Value Fund	Assets Trust	Term Bond Fund	500 Index Fund	Cap Index Fund	Return Fund

Outstanding at January 1, 2007	—	422	137	383	4,871	204	2,115	23	—
Activity during 2007:
Issued	60	313	114	264	16,622	30	1,974	22	3,948
Redeemed	(6)	(59)	(20)	(107)	(16,262)	(187)	(2,812)	(24)	(66)

Outstanding at December 31, 2007	54	676	231	540	5,231	47	1,277	21	3,882
Activity during 2008:
Issued	69	170	117	97	13,324	3	5,380	—	166
Redeemed	(22)	(181)	(79)	(142)	(13,484)	(15)	(5,401)	(4)	(3,215)

Outstanding at December 31, 2008	101	665	269	495	5,071	35	1,256	17	833

	BlackRock Value			AIM		AllianceBernstein	AllianceBernstein	AllianceBernstein	AllianceBernstein
	Opportunities	AIM Basic Value	AIM Charter	Constellation	AIM Mid Cap Core	Growth &	International	Large Cap	Small/Mid Cap
(In thousands)	Fund	Fund	Fund	Fund	Equity Fund	Income Fund	Value Fund	Growth Fund	Value Fund

Outstanding at January 1, 2007	1,300	33	40	113	75	1,086	—	192	1,777
Activity during 2007:
Issued	473	13	5	3	91	17	318	1,686	479
Redeemed	(921)	(14)	(5)	(28)	(22)	(930)	(18)	(1,013)	(1,578)

Outstanding at December 31, 2007	852	32	40	88	144	173	300	865	678
Activity during 2008:
Issued	113	6	8,731	6	96	13	314	17	258
Redeemed	(143)	(14)	(21)	(18)	(34)	(23)	(82)	(734)	(149)

Outstanding at December 31, 2008	822	24	8,750	76	206	163	532	148	787

8. UNITS ISSUED AND REDEEMED (Continued)

		Allianz CCM				American
		Capital	Allianz NFJ	Allianz NFJ		Century	American	American Funds	American Funds
	AllianceBernstein	Appreciation	Dividend Value	Small-Cap Value	Allianz OCC	Equity Income	Century Ultra	Bond Fund of	Growth Fund of
(In thousands)	Value Fund	Fund	Fund	Fund	Renaissance Fund	Fund	Fund	America	America

Outstanding at January 1, 2007	46	—	—	2,016	397	2,813	21	7,548	15,847
Activity during 2007:
Issued	28	1	168	224	30	5,005	3	3,451	3,225
Redeemed	(10)	—	(4)	(984)	(113)	(6,995)	(15)	(1,771)	(6,106)

Outstanding at December 31, 2007	64	1	164	1,256	314	823	9	9,228	12,966
Activity during 2008:
Issued	19	18	227	409	24	395	—	3,165	4,789
Redeemed	(20)	(12)	(38)	(327)	(52)	(632)	—	(2,823)	(3,104)

Outstanding at December 31, 2008	63	7	353	1,338	286	586	9	9,570	14,651

		American Funds
	American Funds	Investment	American Funds	Cohen & Steers			Columbia
	Income Fund of	Company of	EuroPacific	Realty Income	Columbia Acorn	Columbia	Marsico	Davis New York	Delaware Trend
(In thousands)	America	America	Growth Fund	Fund	International	Acorn USA	Growth Fund	Venture Fund	Fund

Outstanding at January 1, 2007	6,015	7,382	3,232	955	—	1,866	141	8,365	571
Activity during 2007:
Issued	1,380	1,634	2,058	620	76	991	5,630	3,288	54
Redeemed	(1,798)	(923)	(225)	(644)	(10)	(2,398)	(258)	(7,406)	(117)

Outstanding at December 31, 2007	5,597	8,093	5,065	931	66	459	5,513	4,247	508
Activity during 2008:
Issued	541	680	1,714	40	118	774	3,295	3,213	106
Redeemed	(1,291)	(1,942)	(714)	(876)	(28)	(113)	(1,368)	(3,597)	(131)

Outstanding at December 31, 2008	4,847	6,831	6,065	95	156	1,120	7,440	3,863	483

						Fidelity
		Eaton Vance	Eaton Vance	Federated Capital	Federated	Advisor	Fidelity	Fidelity
	Dreyfus	Floating-Rate	Large-Cap Value	Appreciation	Kaufmann	Equity Growth	Advisor Mid	Advisor	Janus Advisor
(In thousands)	Appreciation Fund	Fund	Fund	Fund	Fund	Fund	Cap Fund	Overseas Fund	Forty Fund

Outstanding at January 1, 2007	1,857	2,051	—	15	251	105	192	227	—
Activity during 2007:
Issued	1,684	926	1,731	2,230	1,627	6,653	—	75	6,858
Redeemed	(1,144)	(2,794)	(17)	(13)	(747)	(187)	(35)	(67)	(1,465)

Outstanding at December 31, 2007	2,397	183	1,714	2,232	1,131	6,571	157	235	5,393
Activity during 2008:
Issued	1,499	54	848	1,286	371	3,341	—	227	1,605
Redeemed	(565)	(96)	(681)	(542)	(543)	(6,111)	(20)	(225)	(3,940)

Outstanding at December 31, 2008	3,331	141	1,881	2,976	959	3,801	137	237	3,058

8. UNITS ISSUED AND REDEEMED (Continued)

	Janus Advisor	JPMorgan Multi-							MFS® Research
	Mid Cap Growth	Cap Market	JPMorgan Small	Lord Abbett	Lord Abbett Bond-	Lord Abbett Mid-	MFS® Core	MFS® Mid Cap	International
(In thousands)	Fund	Neutral Fund	Cap Growth Fund	Affiliated Fund	Debenture Fund	Cap Value Fund	Growth Fund	Growth Fund	Fund

Outstanding at January 1, 2007	—	1,439	—	1,206	1,820	3,551	3,059	289	429
Activity during 2007:
Issued	1,143	570	37	848	319	1,523	5,653	32	120
Redeemed	(3)	(1,945)	(1)	(550)	(630)	(2,374)	(6,543)	(37)	(135)

Outstanding at December 31, 2007	1,140	64	36	1,504	1,509	2,700	2,169	284	414
Activity during 2008:
Issued	456	37	33	623	123	337	2,669	92	738
Redeemed	(636)	(42)	(9)	(539)	(335)	(992)	(4,432)	(63)	(720)

Outstanding at December 31, 2008	960	59	60	1,588	1,297	2,045	406	313	432

				Oppenheimer		PIMCO
	Oppenheimer		Oppenheimer	Main Street	Oppenheimer Quest	Commodity
	Capital	Oppenheimer	Main Street	Small Cap	Opportunity Value	RealReturn	PIMCO Low	PIMCO Real	PIMCO Total
(In thousands)	Appreciation Fund	Global Fund	Fund®	Fund®	Fund	Strategy Fund	Duration Fund	Return Fund	Return Fund

Outstanding at January 1, 2007	59	571	267	63	80	1,528	—	237	15,971
Activity during 2007:
Issued	42	101	38	57	—	1,005	95	2,637	14,583
Redeemed	(16)	(306)	(48)	(13)	(7)	(452)	(31)	(146)	(12,793)

Outstanding at December 31, 2007	85	366	257	107	73	2,081	64	2,728	17,761
Activity during 2008:
Issued	21	32	28	29	1,593	906	80	2,243	12,518
Redeemed	(25)	(105)	(36)	(41)	(23)	(1,051)	(50)	(1,407)	(5,263)

Outstanding at December 31, 2008	81	293	249	95	1,643	1,936	94	3,564	25,016

				Pioneer Real			Putnam
	Pioneer Emerging		Pioneer High	Estate Shares	Pioneer Small Cap	Putnam Fund for	International	Putnam Voyager	Seligman Capital
(In thousands)	Markets Fund	Pioneer Fund	Yield Fund	Fund	Value Fund	Growth and Income	Equity Fund	Fund	Fund

Outstanding at January 1, 2007	101	3,301	130	—	54	48	336	616	—
Activity during 2007:
Issued	226	1,131	71	—	17	2	56	3,610	2
Redeemed	(71)	(4,311)	(28)	—	(7)	(9)	(90)	(4,157)	—

Outstanding at December 31, 2007	256	121	173	—	64	41	302	69	2
Activity during 2008:
Issued	301	24	45	951	10	4	33	1	5
Redeemed	(159)	(28)	(74)	(193)	(22)	(16)	(102)	(19)	(1)

Outstanding at December 31, 2008	398	117	144	758	52	29	233	51	6

8. UNITS ISSUED AND REDEEMED (Continued)

				Transamerica		Transamerica	Transamerica	Van Kampen
	Seligman Smaller-	Templeton	Templeton	Convertible	Transamerica	Growth	Small/Mid	Aggressive	Van Kampen
(In thousands)	Cap Value Fund	Foreign Fund	Growth Fund	Securities	Equity	Opportunities	Cap Value	Growth Fund	Comstock Fund

Outstanding at January 1, 2007	392	1,631	836	—	—	—	—	187	2,538
Activity during 2007:
Issued	24	300	219	—	—	—	—	18	307
Redeemed	(233)	(343)	(161)	—	—	—	—	(49)	(1,598)

Outstanding at December 31, 2007	183	1,588	894	—	—	—	—	156	1,247
Activity during 2008:
Issued	15	437	144	4	—	—	872	9	2,232
Redeemed	(45)	(382)	(229)	(2)	—	—	(828)	(165)	(2,387)

Outstanding at December 31, 2008	153	1,643	809	2	—	—	44	—	1,092

	Van Kampen	Van Kampen
	Equity and	Mid Cap Growth
(In thousands)	Income Fund	Fund

Outstanding at January 1, 2007	633	—
Activity during 2007:
Issued	5,317	—
Redeemed	(330)	—

Outstanding at December 31, 2007	5,620	—
Activity during 2008:
Issued	44	618
Redeemed	(5,201)	(305)

Outstanding at December 31, 2008	463	313

[Ernst & Young LLP]
Report of Independent Registered Public Accounting Firm
The Board of Directors
Merrill Lynch Life Insurance Company
We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company as of December 31, 2008 and 2007, and the related statements of income, comprehensive income, stockholder’s equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Merrill Lynch Life Insurance Company at December 31, 2008 and 2007, and the results of its operations and its cash flows for the years then ended, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Des Moines, Iowa
March 25, 2009

[Deloitte & Touche LLP]
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors
Merrill Lynch Life Insurance Company
We have audited the accompanying statements of income, comprehensive income, stockholder’s equity, and cash flows of Merrill Lynch Life Insurance Company (the “Company”) for the year ended December 31, 2006. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, such financial statements present fairly, in all material respects, the results of operations and cash flows of Merrill Lynch Life Insurance Company for the year ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.
/s/ DELOITTE & TOUCHE LLP
March 2, 2007

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC.)
BALANCE SHEETS

	December 31,
	2008	2007
(dollars in thousands, except share data)	Successor
ASSETS
Investments
Fixed maturity available-for-sale securities, at estimated fair value (amortized cost: 2008 — $1,510,368; 2007 — $1,411,730)	$1,372,016	$1,411,730
Equity available-for-sale securities, at estimated fair value (cost: 2008 — $21,699; 2007 — $37,182)	13,506	37,182
Limited partnerships	15,260	18,785
Mortgage loans on real estate	77,062	—
Policy loans	913,882	948,625

Total investments	2,391,726	2,416,322

Cash and cash equivalents	428,904	158,633
Accrued investment income	38,816	39,626
Deferred policy acquisition costs	24,271	—
Deferred sales inducements	7,232	—
Value of business acquired	581,090	574,950
Other intangibles	—	74,930
Goodwill	2,800	156,880
Federal income taxes — current	5,400	6,641
Federal income taxes — deferred	117,043	2,031
Reinsurance receivables	14,219	5,440
Affiliated receivable — net	1,124	—
Other assets	44,062	40,741
Separate Accounts assets	7,457,096	11,232,996

Total Assets	$11,113,783	$14,709,190

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC.)
BALANCE SHEETS — Continued

	December 31,
	2008	2007
(dollars in thousands, except share data)	Successor
LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Policyholder liabilities and accruals
Policyholder account balances	$1,751,265	$1,900,837
Future policy benefits	499,278	396,760
Claims and claims settlement expenses	38,883	42,405

	2,289,426	2,340,002

Other policyholder funds	2,006	4,703
Payable for collateral under securities loaned	182,451	—
Payable for investments purchased — net	2,753	1,399
Other liabilities	14,432	10,954
Separate Accounts liabilities	7,457,096	11,232,996

Total Liabilities	9,948,164	13,590,054

Stockholder’s Equity
Common stock ($10 par value; authorized 1,000,000 shares; issued and outstanding: 250,000 shares)	2,500	2,500
Additional paid-in capital	1,366,636	1,116,636
Accumulated other comprehensive loss, net of taxes	(65,178)	—
Retained deficit	(138,339)	—

Total Stockholder’s Equity	1,165,619	1,119,136

Total Liabilities and Stockholder’s Equity	$11,113,783	$14,709,190

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC.)
STATEMENTS OF INCOME

	For the Years Ended December 31,
	2008	2007	2006
(dollars in thousands)	Successor	Predecessor
Revenues
Policy charge revenue	$240,667	$267,586	$264,669
Net investment income	135,158	136,416	142,617
Net realized investment gains	27,721	2,055	1,236

Total Revenues	403,546	406,057	408,522

Benefits and Expenses
Interest credited to policyholder liabilities	91,447	93,978	101,837
Policy benefits (net of reinsurance recoveries:
2008 — $16,492; 2007 — $15,311; 2006 — $14,536)	190,578	42,286	39,158
Reinsurance premium ceded	22,789	28,292	26,919
Amortization (accretion) of deferred policy acquisition costs	(695)	22,064	42,337
Amortization of value of business acquired	37,671	—	—
Amortization of other intangibles	3,774	—	—
Impairment charges	215,462	—	—
Insurance expenses and taxes	68,778	59,846	59,248

Total Benefits and Expenses	629,804	246,466	269,499

Income (Loss) Before Taxes	(226,258)	159,591	139,023

Federal Income Tax Expense (Benefit)
Current	—	37,982	40,293
Deferred	(87,919)	11,090	3,993

Federal Income Tax Expense (Benefit)	(87,919)	49,072	44,286

Net Income (Loss)	$(138,339)	$110,519	$94,737

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC.)
STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended December 31,
(dollars in thousands)	2008	2007	2006
	Successor	Predecessor

Net Income (Loss)	$(138,339)	$110,519	$94,737

Other Comprehensive Income (Loss)
Net unrealized gains (losses) on available-for-sale securities
Net unrealized holding gains (losses) arising during the period	(146,545)	4,072	1,403
Reclassification adjustment for (gains) losses included in net income	—	56	(524)

	(146,545)	4,128	879

Adjustments:
Policyholder liabilities	(647)	(4,795)	1,377
Deferred policy acquisition costs	1,481	—	—
Value of business acquired	45,438	—	—
Deferred federal income taxes	35,095	233	(790)

	81,367	(4,562)	587

Total other comprehensive income (loss), net of taxes	(65,178)	(434)	1,466

Comprehensive Income (Loss)	$(203,517)	$110,085	$96,203

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC.)
STATEMENTS OF STOCKHOLDER’S EQUITY

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-in	Comprehensive	Earnings	Stockholder’s
(dollars in thousands)	Stock	Capital	Income (Loss)	(Deficit)	Equity

Balance, January 1, 2006 (Predecessor)	$2,500	$397,324	$(11,699)	$364,708	$752,833
Net income				94,737	94,737
Cash dividend paid to Merrill Lynch Insurance Group, Inc.				(180,000)	(180,000)
Other comprehensive income, net of taxes			1,466		1,466

Balance, January 1, 2007 (Predecessor)	2,500	397,324	(10,233)	279,445	669,036
Net income				110,519	110,519
Cash dividend paid to Merrill Lynch Insurance Group, Inc.				(193,731)	(193,731)
Other comprehensive loss, net of taxes			(434)		(434)

Balance, at date of acquisition, (Predecessor)	2,500	397,324	(10,667)	196,233	585,390
Effect of push down accounting of AEGON USA, LLC.’s purchase price on Merrill Lynch Life Insurance Company’s net assets acquired		719,312	10,667	(196,233)	533,746

Balance, December 31, 2007 (Successor)	2,500	1,116,636	—	—	1,119,136
Net loss				(138,339)	(138,339)
Capital contribution from AEGON USA, LLC		250,000			250,000
Other comprehensive loss, net of taxes			(65,178)		(65,178)

Balance, December 31, 2008 (Successor)	$2,500	$1,366,636	$(65,178)	$(138,339)	$1,165,619

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC.)
STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
(dollars in thousands)	2008	2007	2006
	Successor	Predecessor
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$(138,339)	$110,519	$94,737
Adjustment to reconcile net income (loss) to net cash and cash equivalents provided by operating activities:
Changes in:
Deferred policy acquisition costs	(22,790)	(9,142)	10,541
Deferred sales inducements	(7,232)	(12,000)	(12,308)
Unearned policy charge revenue	—	2,232	(10,059)
Value of business acquired	37,670	—	—
Other intangibles	3,774	—	—
Benefit reserves	132,629	(4,034)	(2,218)
Federal income tax accruals	(87,203)	11,090	3,993
Claims and claims settlement expenses	(3,522)	(21)	11,279
Other policyholder funds	(2,697)	(2,270)	5,025
Other operating assets and liabilities, net	(1,979)	(16,349)	32,298
Amortization (accretion) of investments	(2,228)	3,008	7,350
Limited partnership asset distributions	(858)	(610)	—
Impairment charges	215,462	—	—
Interest credited to policyholder liabilities	91,447	93,978	101,837
Net realized investment gains	(27,721)	(2,055)	(1,236)

Net cash and cash equivalents provided by operating activities	186,413	174,346	241,239

CASH FLOWS FROM INVESTING ACTIVITIES
Sales of available-for-sale securities	598,127	262,046	390,637
Maturities of available-for-sale securities and mortgage loans	295,409	295,271	160,863
Purchases of available-for-sale securities and mortgage loans	(1,066,743)	(376,215)	(236,551)
Sales of limited partnerships	1,148	860	1,028
Purchases of limited partnerships	—	—	(250)
Increase in payable for collateral under securities loaned	182,451	—	—
Policy loans on insurance contracts, net	34,743	20,249	23,269
Net settlement on futures contracts	37,803	—	—
Other	3,235	—	—

Net cash and cash equivalents provided by investing activities	86,173	202,211	338,996

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC.)
STATEMENTS OF CASH FLOWS (Continued)

	For the Years Ended December 31,
	2008	2007	2006
(dollars in thousands)	Successor	Predecessor
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution from AEGON USA, LLC.	250,000	—	—
Cash dividend paid to Merrill Lynch Insurance Group, Inc.	—	(193,731)	(180,000)
Policyholder deposits	389,370	632,846	685,069
Policyholder withdrawals	(641,685)	(887,625)	(911,037)

Net cash and cash equivalents used in financing activities	(2,315)	(448,510)	(405,968)

Net increase (decrease) in cash and cash equivalents (1)	270,271	(71,953)	174,267
Cash and cash equivalents, beginning of year	158,633	230,586	56,319

Cash and cash equivalents, end of year	$428,904	$158,633	$230,586

(1)	Included in net increase (decrease) in cash and cash equivalents is interest received (2008 — $1,137; 2007 — $0; 2006 — $0); interest paid (2008 — $196; 2007 — $501; 2006 — 494); Federal income taxes paid (2008 — $5,400; 2007 — $60,918; 2006 — $41,570); and Federal income taxes received (2008 - $6,115; 2007 — $0; 2006 — $0)
See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC.)
NOTES TO FINANCIAL STATEMENTS
(Dollars in Thousands)
Note 1. Summary of Significant Accounting Policies
Description of Business
Merrill Lynch Life Insurance Company (“MLLIC” or the “Company”) is a wholly owned subsidiary of AEGON USA, LLC. (“AUSA”). AUSA is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over 20 countries in Europe, the Americas, and Asia and are also active in savings and investment operations, accident and health insurance, general insurance and limited banking operations in a number of these countries.
On December 28, 2007 (the “acquisition date”), MLLIC and its affiliate, ML Life Insurance Company of New York (“MLLICNY”) were acquired by AUSA for $1.12 billion and $0.13 billion, respectively, for a total price for both entities of $1.25 billion. Prior to the acquisition date, MLLIC was a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. (“MLIG”), which is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML&Co.”). See Note 2 for additional information on the adjustments to the initial purchase price allocation related to this transaction.
The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is domiciled in the State of Arkansas and is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated (“MLPF&S”).
Basis of Reporting
The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). The Company also submits financial statements to insurance industry regulatory authorities, which are prepared on the basis of statutory accounting practices (“SAP”). The significant accounting policies and related judgments underlying the Company’s financial statements are summarized below.
On December 28, 2007, AUSA completed the acquisition of MLLIC and its affiliate MLLICNY. In accordance with Statement of Financial Accounting Standard (“SFAS”) No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangibles, the acquisition was accounted for by AUSA using the purchase method of accounting, which requires the assets and liabilities of the Company to be identified and measured at their estimated fair values as of the Acquisition date. The estimated fair values are subject to adjustment of the initial allocation for a one-year period as more information relative to the fair values as of the acquisition date becomes available. See Note 2 for additional information on the adjustments to the initial purchase price allocation.
In addition, as required by the U.S. Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 54, Push Down Basis of Accounting in Financial Statements of a Subsidiary, the purchase method of accounting applied by AUSA to the acquired assets and liabilities associated with the Company has been “pushed down” to the financial statements of the Company, thereby establishing a new basis of accounting. As a result, the Company follows AUSA’s accounting policies subsequent to the acquisition date. This new basis of accounting is referred to as the “successor basis”, while the historical basis of accounting is referred to as the “predecessor basis’’. In general, all 2008 amounts as well as Balance Sheet amounts for 2007 are representative of the successor basis of accounting while the Statements of Income, Stockholder’s Equity, Comprehensive Income, and Cash Flows amounts for 2007 and 2006 are representative of the predecessor basis of accounting. Financial statements included herein for periods prior and subsequent to the acquisition date are labeled “Predecessor” and “Successor”, respectively.
Certain reclassifications and format changes have been made to prior period financial statements, where appropriate, to conform to the current period presentation. These reclassifications have no effect on net income or stockholder’s equity of the prior years.
Accounting Estimates and Assumptions
The preparation of financial statements requires management to make estimates and assumptions affecting the reported amounts of assets, liabilities, revenues and expenses and the disclosures of contingent assets and liabilities. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets, asset valuation allowances, deferred policy acquisition costs, deferred sales inducements, goodwill, value of business acquired, other intangibles, policyholder liabilities, income taxes, and potential effects of unresolved litigated matters.
Investments
Fixed maturity and equity securities

The Company’s investments in fixed maturity and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder’s equity as a component of accumulated other comprehensive income (loss), net of taxes. These changes in estimated fair value are not reflected in the Statements of Income until a sale transaction occurs or when declines in fair value are deemed other-than-temporary. Unrealized gains and losses on trading account securities are included in net realized investment gains. During the first quarter 2006, the Company liquidated its trading portfolio.
If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the amortized cost is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company’s portfolio managers and credit analysts, information obtained from external sources (i.e. company announcements, rating agency announcements, or news wire services) and the Company’s ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential other-than-temporary impairment include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than cost or amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management’s best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.
For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Investment transactions are recorded on the trade date. Subsequent to December 28, 2007, realized gains and losses on the sale or maturity of investments are determined on the first-in, first-out (“FIFO”) basis. Prior to December 28, 2007, realized gains and losses on the sale or maturity of investments were determined on the basis of specific identification.
Certain fixed maturity and equity securities are considered below investment grade. The Company defines below investment grade securities as unsecured debt obligations that have a Standard and Poor’s (“S&P”) or similar rating agency rating lower than BBB-.
For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the Balance Sheets.
Each month, the Company performs an analysis of the information obtained from third party services and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar fixed maturities, review of pricing statistics and trends, and consideration of recent relevant market events.
The Company’s portfolio of private placement securities is valued using a matrix pricing methodology. The pricing methodology is obtained from a third party service and indicates current spreads for securities based on weighted average life, credit rating and industry sector. Monthly the Company reviews the matrix to ensure the spreads are reasonable by comparing them to observed spreads for similar securities traded in the market. In order to account for the illiquid nature of these securities, illiquidity premiums are included in the valuation and are determined based upon the pricing of recent transactions in the private placement market as well as comparing the value of the privately offered security to a similar public security. The impact of the illiquidity premium to the overall valuation is immaterial (less than 1% of the value).
Limited partnerships
The Company has investments in three limited partnerships that are not publicly traded. One of the partnerships is carried at fair market value which is derived from management’s review of the underlying financial statements that were prepared on a GAAP basis. The remaining two partnerships are carried at cost.

Mortgage Loans on Real Estate
Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances. The fair value for mortgage loans on real estate is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and/or similar remaining maturities. Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income along with mortgage loan fees, which are recorded as they are incurred. Loans are considered impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value. The Company does not accrue interest on impaired loans and loans ninety days past due.
Policy loans
Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.
Derivative Instruments
Derivatives are financial instruments in which the value changes in response to an underlying variable, that require little or no net initial investment and are settled at a future date. All derivatives recognized on the Balance Sheets are carried at fair value. All changes in fair value are recognized in the Statements of Income. The fair value for exchange traded derivatives, such as futures, is calculated net of the interest accrued to date and is based on quoted market prices. Net settlements on the futures contracts occur daily.
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less. Cash and cash equivalents are primarily valued at amortized cost, which approximates fair value.
Securities Lending
Financial assets that are lent to a third party or that are transferred subject to a repurchase agreement at a fixed price are not derecognized as the Company retains substantially all the risks and rewards of asset ownership. The lent securities are included in fixed maturity available-for-sales securities in the Balance Sheets. A liability is recognized for cash collateral received, required initially at 102%, on which interest is accrued.
Deferred Policy Acquisition Costs (“DAC”)
Policy acquisition costs for variable annuities and variable life insurance contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of DAC.
Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Income are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.
The most significant assumptions involved in the estimation of future gross profits are future net Separate Accounts performance, surrender rates, mortality rates and reinsurance costs. For variable annuities, the Company generally establishes a long-term rate of net Separate Accounts growth. If returns over a determined historical period differ from the long-term assumption, returns for future determined periods are calculated so that the long-term assumption is achieved. The result is that the long-term rate is assumed to be realized over a specified period. However, the long-term rate may be adjusted if expectations change. This method for projecting market returns is known as reversion to the mean, a standard industry practice. At December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. Additionally, the Company may modify the rate of net Separate Accounts growth over the short term to reflect near-term expectations of the economy and financial market performance in which Separate Accounts assets are invested. Surrender and mortality rates for all variable contracts are based on historical experience and a projection of future experience.
Future gross profit estimates are subject to periodic evaluation with necessary revisions applied against amortization to date. The impact of revisions and assumptions to estimates on cumulative amortization is recorded as a charge or benefit to current operations, commonly referred to as “unlocking”. Changes in assumptions can have a significant impact on the amount of DAC reported and the related amortization patterns. In general, increases in the estimated Separate Accounts return and decreases in surrender or mortality assumptions increase the expected future profitability of the underlying business and may lower the rate of DAC amortization. Conversely, decreases in the estimated Separate Accounts returns and increases in surrender or mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.
During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs.
At December 31, 2008, variable annuities accounted for the Company’s entire DAC asset. At December 31, 2007, the DAC balance was zero as a result of push down accounting at the acquisition date. See Note 6 to the Financial Statements for further discussion.
Deferred Sales Inducements (“DSI”)
The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner’s deposit. This amount may be subject to recapture under certain circumstances. Consistent with DAC, sales inducements for variable annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of the deferred sales inducement asset.
The expense and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Income. At December 31, 2008, variable annuities accounted for the Company’s entire DSI asset. At December 31, 2007, the DSI balance was zero as a result of push down accounting at the acquisition date. See Note 6 to the Financial Statements for further discussion.
Value of Business Acquired (“VOBA”)
VOBA represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts inforce at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, policyholder behavior, separate account performance, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions in estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than the unamortized balance. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of VOBA. This practice assumes that the expectations for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. At December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. See Note 5 to the Financial Statements for further discussion.
Other Intangibles
Other intangible assets acquired at the acquisition date are a distribution agreement, a tradename and a non-compete agreement. The tradename and the non-compete are required to be amortized on a straight-line basis over their useful life of five years. The distribution intangible is amortized over the expected economic benefit period and at a pace consistent with the expected future gross profit streams generated from the distribution agreement, which is 30 years. The entire asset amount has been allocated to annuities. The carrying values of the intangibles is reviewed periodically for indicators of impairment in value including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) the profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant business operation. See Note 5 to the Financial Statements for further discussion.

Goodwill
Goodwill is the excess of the purchase price over the estimated fair value of net assets acquired. Under SFAS No. 142, goodwill and intangible assets with indefinite lives are not amortized, but are subject to impairment tests conducted at least annually. Impairment testing is to be performed using the fair value approach, which requires the use of estimates and judgment, at the “reporting unit” level. A reporting unit represents the operating segment which is the level at which the financial information is prepared and regularly reviewed by management. The entire asset amount has been allocated to annuities. Goodwill is reviewed for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator, or unanticipated competition would cause the Company to review the carrying amounts of goodwill for impairment. See Note 5 to the Financial Statements for further discussion.
Separate Accounts
The Company’s Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.
Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Income. Mortality, guaranteed benefit fees, policy administration, maintenance, and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Income.
Policyholder Account Balances
The Company’s liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the Balance Sheet dates. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders’ withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company’s fixed rate products are as follows:

2008
Interest-sensitive life products	4.00% — 4.85%
Interest-sensitive deferred annuities	0.05% — 6.80%
These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.
Future Policy Benefits
The Company’s liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guaranteed benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Liabilities for guaranteed benefits for variable annuity and life insurance contracts are discussed in more detail in Note 7 of the Financial Statements. Interest rates used in establishing such liabilities are as follows:

2008
Interest rates used for liabilities	2.55% — 5.75%
Revenue Recognition
Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain guaranteed benefits selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable annuity contracts are recognized when policy charges are assessed or earned.
Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable life insurance contracts are recognized when policy charges are assessed or earned. The Company does not currently manufacture variable life insurance contracts.
Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for interest-sensitive annuity and life insurance contracts are recognized when investment income and investment sales are earned while revenues for contract charges are recognized when assessed or earned. The Company does not currently manufacture single premium deferred annuities or single premium whole life contracts.
Claims and Claims Settlement Expenses
Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.
Unearned Policy Charge Revenue (“UPCR”)
Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and accreted into policy charge revenue based on the estimated future gross profits for each group of contracts, consistent with the amortization of DAC. The impact of any revisions on cumulative accretion is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. The Company records a liability equal to the unaccreted balance of these policy charges on the Balance Sheets. The accretion of the UPCR is recorded as a component of policy charge revenue in the Statements of Income. As of December 31, 2007, the UPCR balance was zero as a result of push down accounting at the acquisition date.
Federal Income Taxes
The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with SFAS No. 109, Accounting for Income Taxes. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net income (loss) in the year during which such changes are enacted.
For federal income tax purposes, an election under Internal Revenue Code Section 338 was made by AUSA in connection with the purchase of the Company. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the acquisition date resulting in a change to the related deferred income taxes.
Subsequent to acquisition, the Company will file a separate federal income tax return for the years 2008 through 2012. Beginning in 2013 and assuming no changes in ownership, the Company will join the affiliated consolidated tax group. The results of operations of the Company through December 28, 2007 were included in the consolidated federal income tax return of ML&Co. The Company had entered into a tax-sharing agreement with ML&Co. whereby the Company calculated its current tax provision based on its operations and periodically remitted its current federal income tax liability to ML&Co. The tax-sharing agreement with ML&Co. was terminated on December 28, 2007. The Company has not entered into a new tax sharing agreement.
The Company is subject to taxes on premiums and is exempt from state income taxes in most states.
Recent Accounting Pronouncements
Current Adoption of Recent Accounting Pronouncements
In January 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position (“FSP”) No. EITF 99-20-1, Amendments to the Impairment and Interest Income Measurement Guidance of EITF Issue No. 99-20 (“FSP EITF 99-20-1”). The FSP amends the impairment and related interest income measurement guidance in EITF 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to achieve more consistent determination of whether an other-than-temporary impairment has occurred for debt securities classified as available-for-sale or held-to-maturity. The FSP permits the use of reasonable management judgment about the probability that the company will be able to collect all amounts due while previously EITF 99-20 required the use of market participant assumptions which could not be overcome by management judgment. The FSP also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements in FASB Statement No. 115, Accounting for Certain Investments in Debt and Equity Securities, and other related guidance. The FSP became effective for interim and annual reporting periods ending after December 15, 2008, and shall be applied prospectively. The Company adopted FSP EITF 99-20-1 on December 31, 2008 and it had no material impact on the Company’s financial statements.

In October 2008, the FASB issued FSP No. FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active. The FSP clarifies the application of SFAS No. 157, Fair Value Measurements, in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. The key considerations illustrated in the FSP No. FAS 157-3 example include the use of an entity’s own assumptions about future cash flows and appropriately risk-adjusted discount rates, appropriate risk adjustments for nonperformance and liquidity risks, and the reliance that an entity should place on quotes that do not reflect the result of market transactions. The FSP became effective upon issuance. The FSP adoption did not have a material impact on the Company’s financial statements.
In May 2008, the FASB issued SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles. This Statement identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements. SFAS No. 162 became effective on November 15, 2008. The adoption of this Statement did not have a material impact on the Company’s financial statements.
In September 2008, the FASB issued FSP No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP amends FASB Interpretation No. 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require additional disclosure about the current status of the payment/performance risk of a guarantee. The provisions of the FSP that amended SFAS No. 133 and Interpretation No. 45 are effective for reporting periods (annual or interim) ending after November 15, 2008. The Company adopted FSP No. FAS 133-1 and FIN 45-4 on December 31, 2008. The adoption did not have a material impact on the Company’s financial statements.
In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. SFAS No. 159 provides a fair value option election that allows companies to irrevocably elect fair value as the initial and subsequent measurement attribute for certain financial assets and liabilities, with changes in fair value recognized in earnings as they occur. SFAS No. 159 permits the fair value option election on an instrument by instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. SFAS No. 159 is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007. The Company adopted SFAS No. 159 on January 1, 2008. The adoption did not have a material impact on the Company’s financial statements. See Note 3 to the Financial Statements for additional disclosures.
In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, with early adoption permitted provided the entity has not yet issued financial statements for the fiscal year, including any interim periods. The provisions of SFAS No. 157 are to be applied prospectively. The Company adopted SFAS No. 157 on January 1, 2008. The adoption did not have a material impact on the Company’s financial statements. See Note 3 to the Financial Statements for additional disclosures.
Future Adoption of Recent Accounting Pronouncements
In April 2008, the FASB issued FASB Staff Position No. FAS 142-3, Determination of the Useful Life of Intangible Assets (“FSP No. FAS 142-3”). The FSP amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets. FSP No. FAS 142-3 requires entities estimating the useful life of a recognized intangible asset to consider their historical experience in renewing or extending similar arrangements or, in the absence of historical experience, to consider assumptions that market participants would use about renewal or extension as adjusted for entity-specific factors included in SFAS No. 142. The guidance in FSP No. FAS 142-3 is effective for fiscal years beginning after December 15, 2008. The Company expects to adopt FSP No. FAS 142-3 on January 1, 2009, which affects disclosures and therefore will not impact the Company’s results of operations or financial position.
The FSP also clarifies that the disclosures required by SFAS No. 161 should be provided for any reporting period (annual or quarterly interim) beginning after November 15, 2008. This is consistent with the Company’s plan for adoption of SFAS No. 161 on January 1, 2009.
In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133. This Statement amends and expands the disclosure requirements in SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities to provide users of financial statements with an enhanced understanding of (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS No. 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008 with early application permitted. The Company expects to adopt SFAS No. 161 on January 1, 2009, which affects disclosures and therefore will not impact the Company’s results of operations or financial position.
In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statement. This statement amends Accounting Research Bulletin No. 51, Consolidated Financial Statements. Noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. SFAS No. 160 establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to: (a) present noncontrolling interests as a component of equity, separate from the parent’s equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent’s ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, and (e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. SFAS No. 160 applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. SFAS No. 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited. The Company expects to adopt SFAS No. 160 on January 1, 2009 and does not expect the adoption to have a material impact on the results of operation or financial position.
In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations (“SFAS No. 141(R)”). This statement replaces SFAS No. 141, Business Combinations and establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is decision-useful to users of financial statements in evaluating the nature and financial effects of the business combination. SFAS No. 141(R) is effective for and shall be applied prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with earlier adoption prohibited. Assets and liabilities that arose from business combinations with acquisition dates prior to the SFAS No. 141(R) effective date shall not be adjusted upon adoption of SFAS No. 141(R) with certain exceptions for acquired deferred tax assets and acquired income tax positions. The Company expects to adopt SFAS No. 141(R) and will apply its requirements to acquisitions occurring on or after January 1, 2009, and does not expect the adoption to have a material impact on the results of operation or financial position.
Note 2. Adjustments to Initial Purchase Price Allocation
On December 28, 2007, the Company and its affiliate, MLLICNY, were acquired by AUSA for $1.12 billion and $0.13 billion, respectively, for a total price for both entities of $1.25 billion. The allocation of the purchase price to the entities was based on their relative value. Since the actual results between the period December 28, 2007 and December 31, 2007 were not material, the Company utilized December 31, 2007 as the acquisition date.
In addition, on December 28, 2007, ML&Co. and AUSA entered into a transition services agreement whereby ML&Co. is to provide certain outsourced third-party services required for the normal operations of the business and other services necessary for the migration to AUSA’s infrastructure. These services may be provided for a period of up to two years.
The purchase price was initially allocated to the assets acquired and liabilities assumed using management’s best estimate of their fair value as of the acquisition date. The Company made refinements during 2008 to the initial estimated fair values as additional information became available.

The following adjustments as of December 31, 2008 were made to the initial purchase price allocation:

	Purchase Price Allocation
	December 31,		December 31,
	2007	Adjustments	2008 (a)
Value of business acquired, gross	$574,950	$(6,759)	$568,191
Goodwill	156,880	(14,779)	142,101
Other intangibles	74,930	5,005	79,935
Federal income taxes — current	6,641	(525)	6,116
Federal income taxes — deferred	2,031	(2,031)	—
Reinsurance receivables	5,440	3,056	8,496
Other assets	40,741	(1,490)	39,251

Policyholder account balances	1,900,837	3,556	1,904,393
Future policy benefits	396,760	(23,014)	373,746
Federal income taxes — deferred	—	5,971	5,971
Other liabilities	10,954	(4,036)	6,918

(a)	This reflects the December 31, 2008 balance before adjustments for unrealized gains (losses) on investments, amortization and/or impairments.
VOBA reflects the estimated fair value of inforce contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts inforce at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.
The value of the distribution agreement reflects the estimated fair value of the Company’s distribution agreement acquired at the acquisition date. The value of the distribution agreement is based on actuarially determined projections of future sales during the term of the agreement. The distribution intangible will be amortized over the expected economic benefit period and at a pace consistent with the expected future gross profit streams generated from the distribution agreement, which is 30 years.
The value of the trade name and the non-compete agreement reflects the estimated fair value of the trade name and the non-compete agreement at the acquisition date and will be amortized over the five year contractual agreement on a straight-line basis.
If actual experience under the distribution agreement, the trade name and the non-compete agreements differ from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.
For purposes of calculating the VOBA and other intangible assets relating to the acquisition, management considered the Company’s weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 9% and 11% were used for VOBA for the life and annuity segments, respectively. A discount rate of 12% was used to value the distribution agreement, the trade name and the non-compete agreement intangible assets. See Note 5 to the Financial Statements for further discussion on VOBA, Other Intangibles and Goodwill.
Note 3. Fair Value of Financial Instruments
Fair Value Measurements
SFAS No. 157 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
Fair Value Hierarchy
The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means
Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis at December 31, 2008:

	2008
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity securities (a)	$247,254	$1,012,562	$112,200	$1,372,016
Equity securities (a)	—	13,506	—	13,506
Cash and cash equivalents (b)	—	441,943	—	441,943
Limited partnerships (c)	—	—	9,895	9,895
Separate Accounts assets (d)	7,457,096	—	—	7,457,096

Total assets	$7,704,350	$1,468,011	$122,095	$9,294,456

Liabilities
Future policy benefits (embedded derivatives only) (e)	$—	$—	$35,323	$35,323

Total liabilities	$—	$—	$35,323	$35,323

(a)	For publicly traded securities (Level 1), fair value is determined using quoted market prices. For securities without a readily ascertainable market value (Level 2), the Company utilizes pricing services and corroborated broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the date of the Balance Sheet. Level 3 consists of two types of securities: a) securities whose fair value is estimated based on non-binding broker quotes and b) immaterial mortgage backed securities without a readily ascertainable market value whose amortized cost equals fair value.

(b)	Cash and cash equivalents are primarily valued at amortized cost, which approximates fair value. Operating cash is not included in the abovementioned table.

(c)	The Company has an investment in a limited partnership for which the fair value was derived from management’s review of the underlying financial statements that were prepared on a GAAP basis. The remaining two limited partnerships are carried at cost and are not included in the abovementioned table.

(d)	Separate Accounts assets are carried at the net asset value provided by the fund managers.

(e)	The Company records liabilities, which can be either positive or negative, for contracts containing guaranteed minimum withdrawal benefits (“GMWB”) and reinsurance on guaranteed minimum income benefit (“GMIB reinsurance”) riders in accordance with SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. The GMWB and GMIB reinsurance provisions are treated as an embedded derivative and are required to be reported separately from the host variable annuity contract. The fair value of the GMWB and GMIB reinsurance obligations are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions.

The Company’s Level 3 assets consist of an investment in a limited partnership, securities with non-binding broker quotes, and immaterial mortgage backed securities. The limited partnership is treated in accordance with SFAS No. 159, which was adopted on January 1, 2008. As a result of push down accounting at the acquisition date, no cumulative-effect adjustment to retained earnings was recorded with the initial adoption of SFAS No. 159.
The following table provides a summary of the change in fair value of the Company’s Level 3 assets at December 31, 2008:

	Limited Partnerships	Fixed Maturity

Balance at December 31, 2007	$13,420	$18,775

Total unrealized loss (a)	—	(26,004)
Purchases (sales) — net	(1,148)	38,289
Transfers into Level 3 — net	—	80,729
Changes in valuation (b)	(3,235)	603
Net realized investment gains (losses) (c)	858	(192)

Balance at December 31, 2008 (d)	$9,895	$112,200

(a)	Recorded as a component of other comprehensive income (loss).

(b)	Recorded as a component of net investment income in the Statements of Income.

(c)	Recorded as a component of net realized investment gains (losses) for fixed maturity and net investment income for limited partnerships in the Statements of Income.

(d)	Recorded as a component of limited partnerships and fixed maturity available-for-sale securities in the Balance Sheets.
In certain circumstances, the Company will obtain non-binding broker quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investments will be classified as Level 2 investments. If not, the investments are classified as Level 3 due to the unobservable nature of the brokers’ valuation processes. During the year, the transfers to Level 3 principally related to several CMO Agency securities which were valued based on broker quotes that could not be corroborated.
The Company’s Level 3 liabilities (assets) consist of provisions for GMWB and GMIB reinsurance. The following table provides a summary of the changes in fair value of the Company’s Level 3 liabilities (assets) at December 31, 2008:

		GMIB
	GMWB	Reinsurance

Balance at December 31, 2007	$13,865	$744

Purchase price adjustment	(2,243)	(12,884)
Changes in valuation (a)	102,835	(66,994)

Balance at December 31, 2008 (b)	$114,457	$(79,134)

(a)	Recorded as a component of policy benefits in the Statements of Income.

(b)	Recorded as a component of future policy benefits in the Balance Sheets.

Note 4. Investments
Fixed Maturity and Equity Securities
The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities at December 31 were:

	2008
	Successor
				Estimated
	Amortized	Gross Unrealized		Fair
	Cost	Gains	Losses	Value
Fixed maturity securities:
Corporate securities	$805,324	$4,559	$(76,742)	$733,141
Mortgage-backed securities and other asset backed securities	457,263	3,296	(86,606)	373,953
U.S. Government and agencies	229,878	17,387	(11)	247,254
Foreign governments	16,268	213	(358)	16,123
Municipals	1,635	4	(94)	1,545

Total fixed maturity securities	$1,510,368	$25,459	$(163,811)	$1,372,016

Equity securities — preferred stocks	$21,699	$—	$(8,193)	$13,506

2007
Successor
Estimated
Fair
Value (a)
Fixed maturity securities:
Corporate securities	$1,080,552
Mortgage-backed securities and other asset backed securities	208,582
U.S. Government and agencies	102,097
Foreign governments	18,790
Municipals	1,709

Total fixed maturity securities	$1,411,730

Equity securities — preferred stocks	$37,182

(a)	In accordance with push down accounting, amortized cost was equal to estimated fair value at December 31, 2007.
Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

The amortized cost and estimated fair value of fixed maturity securities by investment grade at December 31 were:

	2008		2007
	Successor
		Estimated	Estimated
	Amortized	Fair	Fair
	Cost	Value	Value (a)
Investment grade	$1,432,232	$1,316,909	$1,399,289
Below investment grade	78,136	55,107	12,441

Total fixed maturity securities	$1,510,368	$1,372,016	$1,411,730

(a)	In accordance with push down accounting, amortized cost was equal to estimated fair value at December 31, 2007.
At December 31, 2008 and 2007, the estimated fair value of fixed maturity securities rated BBB- were $39,860 and $61,063, respectively, which is the lowest investment grade rating given by S&P.
The amortized cost and estimated fair value of fixed maturity securities at December 31 by expected maturity were:

	2008		2007
	Successor
		Estimated	Estimated
	Amortized	Fair	Fair
	Cost	Value	Value (a)
Fixed maturity securities:
Due in one year or less	$129,284	$128,424	$342,031
Due after one year through five years	450,331	432,032	538,779
Due after five years through ten years	285,150	265,360	215,646
Due after ten years	188,340	172,247	106,692

	1,053,105	998,063	1,203,148
Mortgage-backed securities and other asset backed securities	457,263	373,953	208,582

Total fixed maturity securities	$1,510,368	$1,372,016	$1,411,730

(a)	In accordance with push down accounting, amortized cost was equal to estimated fair value at December 31, 2007.
In the preceding table fixed maturity securities not due at a single maturity date have been included in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
The Company had investment securities with an estimated fair value of $24,910 and $23,136 that were deposited with insurance regulatory authorities at December 31, 2008 and 2007, respectively.
Unrealized Gains (Losses) on Fixed Maturity and Equity Securities
The Company’s investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder’s equity as a component of accumulated other comprehensive income (loss), net of taxes.

The estimated fair value and gross unrealized losses of fixed maturity and equity securities aggregated by length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	2008 (a)
	Successor
			Continuous
	Estimated		Gross
	Fair	Amortized	Unrealized
	Value	Cost	Losses
Less than or equal to 90 days:
Fixed maturities
Corporate securities	$142,809	$154,722	$(11,913)
Mortgage-backed securities and other asset backed securities	86,706	108,525	(21,819)
U.S. Government and agencies	55,105	55,116	(11)
Equities	2,702	3,716	(1,014)

	287,322	322,079	(34,757)

Greater than 90 days but less than or equal to 180 days:
Fixed maturities
Corporate securities	90,382	107,681	(17,299)
Mortgage-backed securities and other asset backed securities	96,227	123,271	(27,044)
Foreign governments	4,182	4,540	(358)
Equities	3,248	4,834	(1,586)

	194,039	240,326	(46,287)

Greater than 180 days but less than or equal to 270 days:
Fixed maturities
Corporate securities	241,028	268,972	(27,944)
Mortgage-backed securities and other asset backed securities	37,641	56,984	(19,343)

	278,669	325,956	(47,287)

Greater than 270 days but less than or equal to one year:
Fixed maturities
Corporate securities	56,022	75,608	(19,586)
Mortgage-backed securities and other asset backed securities	27,281	45,681	(18,400)
Municipals	838	932	(94)
Equities	7,556	13,149	(5,593)

	91,697	135,370	(43,673)

Total	$851,727	$1,023,731	$(172,004)

(a)	In accordance with push down accounting, amortized cost was equal to estimated fair value at December 31, 2007.
The total number of securities in an unrealized loss position was 330 at December 31, 2008.

The estimated fair value, gross unrealized losses and number of securities where the fair value had declined below amortized cost by greater than 20% and greater than 40% were as follows:

	2008 (a)
	Successor
	Estimated	Gross
	Fair	Unrealized	Number of
	Value	Losses	Securities
Decline > 20%
Less than or equal to 90 days	$51,245	$(25,145)	20
Greater than 90 days but less than or equal to 180 days	39,965	(30,238)	23
Greater than 180 days but less than or equal to 270 days	43,697	(28,498)	16
Greater than 270 days but less than or equal to one year	45,479	(34,743)	19

Total	$180,386	$(118,624)	78

Decline > 40%
Less than or equal to 90 days	$12,845	$(13,065)	6
Greater than 90 days but less than or equal to 180 days	17,079	(22,307)	13
Greater than 180 days but less than or equal to 270 days	13,497	(14,849)	6
Greater than 270 days but less than or equal to one year	22,185	(23,925)	10

Total	$65,606	$(74,146)	35

(a)	In accordance with push down accounting, amortized cost was equal to estimated fair value at December 31, 2007.
Unrealized losses incurred during 2008 were primarily due to price fluctuations resulting from changes in interest rates and credit spreads. The Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.
The components of net unrealized loss included in accumulated other comprehensive loss, net of taxes were as follows:

December 31,
2008 (a)
Assets
Fixed maturity securities	$(138,352)
Equity securities	(8,193)
Deferred policy acquisitions costs	1,481
Value of business acquired	45,438

(99,626)

Liabilities
Policyholder account balances	(647)
Federal income taxes — deferred	35,095

34,448

Stockholder’s equity
Accumulated other comprehensive loss, net of taxes (a)	$(65,178)

(a)	At December 31, 2007 accumulated other comprehensive loss, net of taxes, was zero as a result of push down accounting at the acquisition date.
The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes.

Mortgage Loans on Real Estate
Mortgage loans on real estate consist entirely of mortgages on commercial real estate. Prepayment premiums are collected when borrowers elect to prepay their debt prior to the stated maturity. There were no prepayment premiums for 2008 and 2007.
The fair value for mortgage loans on real estate is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and/or similar remaining maturities. The estimated fair value of the mortgages on commercial real estate at December 31, 2008 was $70,771. There were no mortgages loans on real estate at December 31, 2007.
Loans are considered impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. A valuation allowance is established when a loan is impaired for the excess carrying value of the loan over its estimated value. The valuation allowance as of December 31, 2008 was $49. There was no valuation allowance at December 31, 2007.
The commercial mortgages are geographically diversified throughout the United States with the largest concentrations in California, New Hampshire, Pennsylvania, Virginia, and Ohio, which account for approximately 75% of mortgage loans as of December 31, 2008.
Securities Lending
The Company loans securities under securities lending agreements. The amortized cost and estimated fair value of securities out on loan for the period ended December 31, 2008 were $166,427 and $173,991, respectively. There were no securities lent in 2007.
Derivatives
The Company uses derivatives to manage the capital market risk associated with the GMWB. The derivatives, which are S&P’s 500 Composite Stock Price Index futures contracts, are used to hedge the equity risk associated with these types of variable guaranteed products, in particular the claim and/or revenue risks of the liability portfolio. The Company will not seek hedge accounting on these hedges because, in most cases, the derivatives’ change in value will create a natural offset in the Income Statement with the change in reserves. As of December 31, 2008, the Company had 990 outstanding short futures contracts with a notional value of $222,775. There were no futures contracts as of December 31, 2007.
Net Investment Income
Net investment income (loss) by source for the years ended December 31 was as follows:

	2008	2007	2006
	Successor	Predecessor
Fixed maturity securities	$81,569	$72,597	$84,176
Policy loans on insurance contracts	48,742	49,497	50,755
Cash and cash equivalents	7,848	9,976	6,030
Equity securities	2,038	3,593	4,739
Limited partnerships	(2,376)	3,223	15
Mortgages	2,424	—	—
Other	1,103	113	(149)

Gross investment income	141,348	138,999	145,566
Less investment expenses	(6,190)	(2,583)	(2,949)

Net investment income	$135,158	$136,416	$142,617

Realized Investment Gains (Losses)
Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were as follows:

	2008	2007	2006
	Successor	Predecessor
Proceeds	$598,127	$262,046	$390,637
Gross realized investment gains	4,853	4,119	4,533
Gross realized investment losses	20,018	2,064	4,009

The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds on the sale of available-for-sale securities sold at a realized loss were $590,913, $152,277 and $201,738 for the years ended December 31, 2008, 2007 and 2006, respectively.
During 2008, 2007 and 2006 the Company incurred realized investment gains (losses) in order to further diversify and match the duration of its invested assets to corresponding policyholder liabilities.
Net realized investment gains (losses) for the years ended December 31 were as follows:

	2008	2007	2006
	Successor	Predecessor
Fixed maturity securities	$(14,751)	$1,727	$447
Equity securities	(414)	328	77
Mortgages	(49)	—	—
Derivatives	37,803	—	—
Trading account securities	—	—	712
Associated amortization of VOBA	5,132	—	—

Net realized investment gains	$27,721	$2,055	$1,236

The Company maintained a trading portfolio comprised of convertible debt and equity securities that was liquidated in the first quarter 2006.
If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the amortized cost is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. For 2008, the Company recorded a $14,208 realized investment loss on securities deemed to have incurred other-than-temporary declines in fair value. For 2008 there was associated amortization of value of business acquired on the other-than-temporary declines in fair value of $5,879. There were no realized investment losses on securities deemed to have incurred other-than-temporary declines in fair value for the years ended December 31, 2007 and 2006.
Note 5. VOBA, Other Intangibles and Goodwill
VOBA reflects the estimated fair value of inforce contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts inforce at the acquisition date. VOBA is based on actuarially determined projections, for each block of business, of future policy and contract charges, premiums, mortality, Separate Account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.
The change in the carrying amount of VOBA for 2008 was as follows:

VOBA	2008
Purchase price adjustment	$(6,759)
Accretion (amortization) expense	30,778
Unlocking	(68,449)
Amortization related to realized losses on investments and derivatives	5,132
Adjustment related to unrealized losses on investments	45,438

Change in VOBA carrying amount	$6,140

During 2008, the Company experienced lower than expected gross profits as a result of market losses which reduced amortization expense and unlocking. In addition, the unlocking includes an impairment charge of $27, 973 as estimated future gross profits were less than the unamortized balance.

The estimated future amortization of VOBA from 2009 to 2013 is as follows:

2009	$30,123
2010	$33,501
2011	$36,099
2012	$38,503
2013	$40,682
Other intangibles include the estimated fair values of the distribution agreement, the trade name and the non-compete agreement acquired at the acquisition date. The Company reviews other intangible assets when certain events or circumstances exist, while goodwill is reviewed for impairment on an annual basis and on an interim basis when certain events or circumstances exist. A review was performed at September 30, 2008 and there was no indication of impairment for goodwill or other intangibles. However during the 4th quarter the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co. distribution channel instead of continuing to sell new variable annuities on MLLIC. As a result of this decision, an impairment charge was taken for the entire unamortized other intangible balance ($76,161) and the entire goodwill balance except for the amount related to MLLIC’s state licenses ($139,301) at December 31, 2008.
Note 6. DAC, DSI and UPCR
At acquisition, DAC, DSI and UPCR were zero as a result of push down accounting. The carrying amount of DAC and DSI for the years ended December 31 was as follows:

	DAC	DSI
Balance, January 1, 2007 (Predecessor)	$285,648	$20,606

Capitalization	31,206	14,294
Normal amortization	(48,575)	(2,355)
Unlocking	26,511	61
Push down accounting adjustment	(294,790)	(32,606)

Balance, December 31, 2007 (Successor)	—	—

Capitalization	22,095	6,975
Normal amortization	8,038	2,444
Unlocking	(7,343)	(2,187)
Adjustment related to unrealized loss on investments	1,481	—

Balance, December 31, 2008 (Successor)	$24,271	$7,232

During 2008, the Company experienced lower than expected gross profits as a result of market losses which reduced amortization expense and unlocking. Unlocking during 2007 was impacted by fluctuations in actual Separate Accounts returns as compared to assumptions. The impact of unlocking was mitigated to a certain extent by the application of the mean reversion technique.
During 2007, the Company revised its mortality assumptions and historical claims relating to its variable life insurance products which were favorable as compared to expectations. In addition, the Company updated its DAC model to reflect actual market returns for its variable annuity products, which were favorable as compared to expectations, consistent with the application of the reversion to the mean approach. However, this amount was partially offset by unfavorable unlocking resulting from revised lapse assumptions relating to certain variable annuity products.

As of December 31, 2007, the UPCR balance was zero as a result of push down accounting at the acquisition date. The components of accretion (amortization) of UPCR for the years ended December 31, 2007 and 2006 were as follows:

	2007	2006
UPCR	Predecessor
Normal accretion	$2,874	$8,825
Unlocking	(4,815)	1,532

Total accretion (amortization) of UPCR	$(1,941)	$10,357

During 2007, the Company revised its mortality assumptions and historical claims relating to its variable universal life insurance product resulting in unfavorable unlocking. The decrease in normal UPCR accretion during 2007 is attributable to higher mortality as compared to 2006.
During 2006, the Company revised its reinsurance and mortality assumptions and historical claims for the current year on its variable universal life insurance product.
Note 7. Variable Contracts Containing Guaranteed Benefits
Variable Annuity Contracts Containing Guaranteed Benefits
The Company issues variable annuity contracts in which the Company may contractually guarantee to the contract owner a guaranteed minimum death benefit (“GMDB”) and/or an optional guaranteed living benefit provision. The living benefit provisions offered by the Company include a guaranteed minimum income benefit (“GMIB”) and a guaranteed minimum withdrawal benefit (“GMWB”). Information regarding the general characteristics of each guaranteed benefit type is provided below:
•	In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals.

•	In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years that must elapse before the GMIB provision can be exercised.

•	Contracts containing GMWB provisions provide the contract owner the ability to withdraw minimum annual payments regardless of the impact of market performance on the contract owner’s account value. In general, withdrawal percentages are based on the contract owner’s age at the time of the first withdrawal. The Company began offering the GMWB benefit provision in the first quarter 2006.

The Company had the following variable annuity contracts containing guaranteed benefits at December 31:

2008	GMDB	GMIB	GMWB
Net amount at risk (a)	$2,631,834	$766,391	$274,296

Average attained age of contract owners	68	61	70

Weighted average period remaining until expected annuitization	n/a	6.0 yrs	n/a

2007
Net amount at risk (a)	$612,749	$14,149	$1,866

Average attained age of contract owners	68	60	71

Weighted average period remaining until expected annuitization	n/a	6.8 yrs	n/a

(a)	Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMWB is defined as the present value of the minimum guaranteed withdrawals available to the contract owner in excess of the contract owners’ account balance at the Balance Sheet date.
The Company records liabilities for contracts containing GMDB and GMIB provisions as a component of future policy benefits in the Balance Sheets. Changes in these guaranteed benefit liabilities are included as a component of policy benefits in the Statement of Income. The GMDB and GMIB liabilities are calculated in accordance with SOP 03-1 and are determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and surrender assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings (“unlocking”), if actual experience or evidence suggests that earlier assumptions should be revised.
The changes in the variable annuity GMDB and GMIB liabilities for the years ended December 31 were as follows:

	GMDB	GMIB
Balance, January 1, 2007 (Predecessor)	$100,301	$705

Guaranteed benefits incurred	24,699	478
Guaranteed benefits paid	(16,902)	—
Unlocking	(22,390)	393
Push down accounting adjustment	(11,067)	(1,576)

Balance, December 31, 2007 (Successor)	74,641	—

Purchase price adjustment	(7,887)	—
Guaranteed benefits incurred	22,420	7,939
Guaranteed benefits paid	(28,447)	—
Unlocking	85,162	10,596

Balance, December 31, 2008 (Successor)	$145,889	$18,535

Significant market declines in 2008 as compared to the 2007 caused unfavorable unlocking as a result of increasing estimates of future benefit amounts in the GMDB liabilities. During 2007, the Company updated its market return assumptions resulting in favorable unlocking for GMDB liabilities. Unlocking during 2007 was impacted by fluctuations in actual Separate Accounts returns as compared to assumptions. The impact of unlocking was mitigated to a certain extent by the application of the mean reversion technique.

The unlocking for GMIB during 2008 reflects the decrease in gross revenues and the resulting increase in expected future claims due to current market losses.
At December 31, contract owners’ account balances by mutual fund class by guaranteed benefit provisions were comprised as follows:

				Money
	Equity	Bond	Balanced	Market	Other	Total
2008 (Successor)
GMDB Only	$1,712,586	$764,563	$532,448	$223,531	$3,388	$3,236,516
GMDB and GMIB	880,425	348,784	338,704	77,037	9,316	1,654,266
GMDB and GMWB	260,347	73,349	154,400	4,362	6,455	498,913
GMWB only	104,486	29,037	62,796	2,796	2,416	201,531
GMIB only	64,495	13,808	33,159	1,667	1,520	114,649
No guaranteed benefit	14,678	4,664	12,583	2,504	366	34,795

Total	$3,037,017	$1,234,205	$1,134,090	$311,897	$23,461	$5,740,670

2007 (Successor)
GMDB Only	$3,404,287	$984,755	$717,798	$215,326	$8,142	$5,330,308
GMDB and GMIB	1,624,427	383,453	403,003	44,436	21,175	2,476,494
GMDB and GMWB	327,786	72,025	90,578	8,759	8,866	508,014
GMWB only	129,217	28,392	37,188	989	3,552	199,338
GMIB only	99,073	14,326	24,623	2,055	3,146	143,223
No guaranteed benefit	25,430	6,151	9,754	1,479	937	43,751

Total	$5,610,220	$1,489,102	$1,282,944	$273,044	$45,818	$8,701,128

Variable Life Contracts Containing Guaranteed Benefits
The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract’s account value.
The Company recorded liabilities for contracts containing GMDB provisions as a component of future policy benefits. Changes in the GMDB liabilities were included as a component of policy benefits in the Statements of Income. The variable life GMDB liability was set as a percentage of asset-based fees and cost of insurance charges deducted from contracts that include a GMDB provision. The percentage was established based on the Company’s estimate of the likelihood of future GMDB claims.
As of December 31, 2007, the variable life GMDB balance was zero as a result of push down accounting at the acquisition date. The change in the variable life GMDB liabilities for the year ended December 31, 2007 was as follows:

GMDB Life
Balance, January 1, 2007 (Predecessor)	$2,286
Guaranteed benefits incurred	155
Push down accounting adjustment	(2,441)

Balance, December 31, 2007 (Successor)	$—

At December 31, contract owners’ account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

	2008	2007
	Successor
Balanced	$537,761	$999,501
Equity	757,526	966,850
Bond	128,794	313,625
Money Market	292,345	251,892

Total	$1,716,426	$2,531,868

Note 8. Federal Income Taxes
The following is a reconciliation of the provision for income taxes based on income (loss) before federal income taxes, computed using the federal statutory rate versus the reported provision for income taxes for the years ended December 31.

	2008	2007	2006
	Successor	Predecessor
Provisions for income taxes computed at Federal statutory rate (35%)	$(79,190)	$55,857	$48,658
Increase (decrease) in income taxes resulting from:
Dividend received deduction	(7,420)	(4,783)	(3,657)
Foreign tax credit	(884)	(2,002)	(715)
Tax goodwill amortization	(431)	—	—
Other	6	—	—

Federal income tax provision	$(87,919)	$49,072	$44,286

Effective tax rate	39%	31%	32%
The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each were as follows:

	2008	2007	2006
	Successor	Predecessor
DAC	$114,706	$5,141	$(288)
Policyholder account balances	(24,325)	3,149	(6,168)
Liability for guaranty fund assessments	679	100	275
Other	1,939	97	(387)
Investment adjustments	49,527	19	557
Net operating and capital loss carryforward	110,255	—	—
VOBA	(203,294)	—	—
Intangible assets	67,556	—	—
Deferred sales inducements	—	4,200	4,308
UPCR	—	(781)	3,521
Reinsurance adjustment	—	(835)	2,175

Total	$117,043	$11,090	$3,993

Deferred tax assets and liabilities at December 31 were as follows:

	2008	2007 (a)
	Successor
Deferred tax assets:
DAC	$125,732	$137,200
Tax VOBA	88	10,358
Liability for guaranty fund assessments	679	2,031
Investment adjustments	49,527	—
Net operating and capital loss carryforward	110,255	—
Intangible assets	67,556	—
Other	1,939	—
Policyholder account balances	—	56,549

Total deferred tax assets	355,776	206,138

Deferred tax liabilities:
Book VOBA	203,382	204,107
DAC	11,026	—
Policyholder account balances	24,325	—

Total deferred tax liabilities	238,733	204,107

Total deferred tax asset	$117,043	$2,031

(a)	At December 28, 2007, all deferred tax assets and liabilities associated with the predecessor were adjusted to zero due to the Section 338 tax election made by AUSA. The Section 338 election caused the predecessor to treat the acquisition as a sale of its assets for federal tax purposes which reversed all of the predecessor’s temporary differences.
The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The Company provides for federal income taxes based on amounts it believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the realization of certain tax deductions and credits.
Specific estimates include the realization of dividend-received deductions (“DRD”) and foreign tax credits (“FTC”). A portion of the Company’s investment income related to Separate Accounts business qualifies for the DRD and FTC. Information necessary to calculate these tax adjustments is typically not available until the following year. However, within the current year’s provision, management makes estimates regarding the future tax deductibility of these items. These estimates are primarily based on recent historic experience.
At December 31, 2008, the Company has a net operating loss carryforward for federal income tax purposes of $110,104 with a carryforward period of 15 years. The Company also has a capital loss carryforward for federal income tax purposes of $151 with a carryforward period of 5 years.
The Company adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN No. 48”), on January 1, 2007. The Company has analyzed all material tax positions under the provisions of FIN No. 48, and has determined that there are no tax benefits that should not be recognized as of December 31, 2008 or as of December 31, 2007. There are no unrecognized tax benefits that would affect the effective tax rate. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.
The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company has recognized no material interest and penalties in its financial statements for the year ended December 31, 2008 and December 31, 2007.
The Company files a return in the U.S. Federal tax jurisdiction, and various state tax jurisdictions. As a result of the Company’s election for Federal income tax purposes of the Internal Revenue Code Section 338, ML&Co. is responsible for any FIN No. 48 obligations that existed prior to the acquisition date. The Company will file a separate federal income tax return for the years 2008 through 2012. Beginning in 2013 and assuming no changes in ownership, the Company will join the affiliated consolidated tax group.

Note 9. Reinsurance
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding mortality risk to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $1,000 on single and joint life policies. Effective second quarter of 2008, the Company began to recapture the majority of its life reinsurance.
Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. As of December 31, 2008, the Company held collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $605 that can be drawn upon for delinquent reinsurance recoverables.
At December 31, 2008 the Company had the following life insurance inforce:

Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed to
	amount	companies	companies	amount	net
Life insurance inforce	$7,958,811	$1,846,950	$716	$6,112,577	0.01%
The Company is party to an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer’s variable annuity contracts sold through the ML&Co. distribution system from January 1, 1997 to June 30, 2001.
In addition, the Company seeks to limit its exposure to guaranteed benefit features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2008, 49% and 5% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured. As of December 31, 2007, 52% and 6% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.
Note 10. Related Party Transactions
As of December 31, 2008, the Company had the following related party agreements in effect:
The Company is party to a common cost allocation service agreement between AUSA companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. During 2008, the Company incurred $5,221 in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.
The Company is party to intercompany short-term note receivables with the parent at various times during the year. During 2008, the Company accrued and/or received $1,669 of interest, which was included in net investment income.
AEGON USA Realty Advisors, Inc. acts as the manager and administrator for the Company’s real property assets and mortgage loans under an administrative and advisory agreement with the Company. Charges attributable to this agreement are included in net investment income. During 2008, the Company incurred $70 in expenses under this agreement. In addition, mortgage loan origination fees of $25 at December 31, 2008 were capitalized and included on the Balance Sheets under mortgage loans on real estate. Mortgage loan origination fees are amortized into net investment income over the life of the mortgage loans.
AEGON USA Investment Management, LLC acts as a discretionary investment manager under an investment management agreement with the Company. During 2008, the Company incurred $2,029 in expenses under this agreement. Charges attributable to this agreement are included in net investment income.
Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. During 2008, the Company incurred $6,498 in expenses under this agreement.
Transamerica Capital, Inc. provides underwriting services for the Company under an underwriting agreement. During 2008, the Company incurred $29,734 in expenses under this agreement.

Transamerica Asset Management, Inc acts as the investment advisor for certain related party funds in the Company’s Separate Accounts under an administrative services agreement. During 2008, the Company received $25 under this agreement.
The Company has a participation agreement with Transamerica Series Trust to offer certain funds in the Company’s Separate Accounts. Transamerica Capital, Inc. acts as the distributor for said related party funds. The Company has entered into a distribution and shareholder services agreement for certain of the said funds. During 2008, the Company received $8 under this agreement.
The Company has a reinsurance agreement with Transamerica Life Insurance Company. During 2008, the Company incurred $257 in reinsurance premium ceded expense under this agreement and there were no reinsurance recoveries on death claims incurred.
The Company is party to the purchasing and selling of investments between various affiliated companies. The investments are purchased and sold at fair value and are included in fixed maturities available-for-sale securities and mortgage loans on real estate in the Balance Sheet. During 2008, the Company purchased $204,892 of fixed maturities securities. During 2008, the Company purchased $68,794 of mortgage loans. During 2008, the Company sold $34,959 of fixed maturities securities to an affiliated company.
While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party’s representations and contractual obligations thereunder.
Prior to December 28, 2007, the Company had the following affiliated agreements in effect:
The Company and MLIG were parties to a service agreement whereby MLIG agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement were reimbursed by the Company on an allocated cost basis. Charges allocated to the Company by MLIG pursuant to the agreement were $27,017 and $29,692 for 2007 and 2006, respectively. Charges attributable to this agreement were included in insurance expenses and taxes, except for investment related expenses, which were included in net investment income. The Company was allocated interest expense on its accounts payable to MLIG that approximates the daily federal funds rate. Total intercompany interest incurred was $501 and $494 for 2007 and 2006, respectively. Intercompany interest was included in net investment income.
The Company had a general agency agreement with Merrill Lynch Life Agency Inc. (“MLLA”) whereby registered representatives of MLPF&S, who are the Company’s licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA was paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $61,916 and $57,298 for 2007 and 2006, respectively. Certain commissions were capitalized as DAC and were being amortized in accordance with the accounting policy discussed in Note 6. Charges attributable to this agreement were included in insurance expenses and taxes, net of amounts capitalized.
Effective September 30, 2006, ML&Co. transferred the Merrill Lynch Investment Managers, L.P. (“MLIM”) investment management business to BlackRock, Inc. (“BlackRock”) in exchange for approximately half of the economic interest in the combined firm, including a 45% voting interest. Under this agreement, all previous investment management services performed by MLIM were merged into BlackRock. Prior to September 30, 2006, the Company and MLIM were parties to a service agreement whereby MLIM agreed to provide certain invested asset management services to the Company. The Company paid a fee to MLIM, for these services through the MLIG service agreement. Charges paid to MLIM through the first three quarters of 2006 and allocated to the Company by MLIG were $1,172.
MLIG had entered into agreements with i) Roszel Advisors, LLC (“Roszel”), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust (“the Trust”) and ii) the former MLIM, now BlackRock, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Mercury Variable Trust, (collectively, “the Funds”). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust and the Funds in connection with the variable life insurance and annuity contracts the Company had inforce. Under these agreements, Roszel and MLIM pay MLIG an amount equal to a percentage of the assets invested in the Trust and the Funds through the Separate Accounts. Revenue attributable to these agreements is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation from Roszel in the amount of $2,560 and $2,492 during 2007 and

2006, respectively. The Company received from MLIG its allocable share of such compensation from MLIM in the amount of $12,700 through the first three quarters of 2006.
Note 11. Stockholder’s Equity and Statutory Accounting Practices
Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, policyholder liabilities are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis. In addition, purchase accounting adjustments such as VOBA, goodwill, and other intangibles are not recognized on a statutory basis.
The Company’s statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Arkansas Insurance Department. The State of Arkansas has adopted the National Association of Insurance Commissioners (“NAIC”) statutory accounting practices as a component of prescribed or permitted practices by the State of Arkansas.
The Company’s statutory net income (loss) for 2008, 2007 and 2006 was ($259,862), $108,791 and $193,731, respectively.
Statutory capital and surplus at December 31, 2008 and 2007 were $356,135 and $366,011, respectively. At December 31, 2008 and 2007, approximately $35,593 and $36,351, respectively, of stockholder’s equity was available for dividend distribution that would not require approval by the Arkansas Insurance Department. During 2008, the Company received a $250,000 capital contribution from AUSA.
During 2008, the Company did not pay any dividends to AUSA. During 2007, the Company paid extraordinary and ordinary dividends of $152,171 and $41,560, respectively to MLIG. During 2006, the Company paid extraordinary and ordinary dividends of $140,155 and $39,845, respectively to MLIG.
MLLIC and AUSA are parties to a “keepwell” agreement which, subject to its terms, commits AUSA to maintain MLLIC at a minimum net worth. Prior to the acquisition date, MLLIC and ML&Co. were parties to a “keepwell” agreement which obligated ML&Co. to maintain a level of capital in MLLIC in excess of minimum regulatory requirements.
The NAIC utilizes the Risk Based Capital (“RBC”) adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should hold based upon that company’s risk profile. As of December 31, 2008 and 2007, based on the RBC formula, the Company’s total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.
Note 12. Commitments and Contingencies
State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state’s life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer’s contract owner obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2008 and 2007, the Company’s estimated liability for future guaranty fund assessments was $5,704 and $5,720, respectively. If future insolvencies occur, the Company’s estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.
In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position, results of operations or cash flows of the Company.

Note 13. Segment Information
In reporting to management, the Company’s operating results are categorized into two business segments: Annuities and Life Insurance. The Company’s Annuity segment consists of variable annuities and interest-sensitive annuities. The Company’s Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company no longer manufactures or issues life insurance products. The accounting policies of the business segments are the same as those for the Company’s financial statements included herein. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The “Other” category, presented in the following segment financial information, represents net revenues and net earnings on invested assets that do not support annuity or life insurance contract owner liabilities. Subsequent to the acquisition, management no longer considers “Other” a category for segment reporting purposes. It is impracticable to restate the prior period segment information as well as disclosing the information under both the old basis and the new basis of reporting. Therefore, the predecessor information is shown under the old basis, three segments — annuities, life insurance and other, while the successor information is shown under the new basis, two segments — annuities and life insurance.
The following tables summarize each business segment’s contribution to select Statements of Income categories for the years ended December 31.

	2008
	Successor
		Life
	Annuities	Insurance	Total
Net revenues (a)	$215,885	$96,214	$312,099
Amortization of VOBA	22,664	15,007	37,671
Policy benefits (net of reinsurance)	161,650	28,928	190,578
Federal income tax expense (benefit)	(94,215)	6,296	(87,919)
Net income (loss)	(158,462)	20,123	(138,339)

	2007
	Predecessor
		Life
	Annuities	Insurance	Other	Total
Net revenues (a)	$200,295	$97,351	$14,433	$312,079
Policy benefits (net of reinsurance)	15,291	26,995	—	42,286
Federal income tax expense	30,380	13,640	5,052	49,072
Net income	72,244	28,894	9,381	110,519

	2006
	Predecessor
		Life
	Annuities	Insurance	Other	Total
Net revenues (a)	$186,668	$109,400	$10,617	$306,685
Policy benefits (net of reinsurance)	21,129	18,029	—	39,158
Federal income tax expense	27,639	12,931	3,716	44,286
Net income	60,017	27,819	6,901	94,737

(a)	Net revenues include total net revenues net of interest credited to policyholder liabilities.
The following tables represent select Balance Sheet information for the years ended December 31:

		Total
	Total	Policyholder
	Assets	Liabilities
2008
Annuities	$7,338,124	$742,423
Life Insurance	3,775,659	1,547,003

Total	$11,113,783	$2,289,426

2007
Annuities	$10,120,795	$716,959
Life Insurance	4,588,395	1,623,043

Total	$14,709,190	$2,340,002

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements
All required financial statements are included in Part B of this Registration Statement.
(b)	Exhibits
	(1)		Resolution of the Board of Directors of Merrill Lynch Life Insurance Company establishing the Merrill Lynch Life Variable Annuity Separate Account D. Note 1
	(2)		Not Applicable.
	(3)	(a)	Form of Underwriting Agreement Between Merrill Lynch Life Insurance Company and Transamerica Capital, Inc. Note 2
		(b)	Wholesaling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Transamerica Capital. Note 3
		(c)	Selling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Merrill Lynch Life Agency, Inc. Note 3
		(d)	Master Distribution Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 4
	(4)	(a)	Form of Contract for the Flexible Premium Individual Deferred Variable Annuity (Return of Premium). Note 5
		(b)	Form of Contract for the Flexible Premium Individual Deferred Variable Annuity (Contract Value). Note 5
		(c)	Return of Premium NAIC Model Non-Forfeiture Interest Rate Schedule Pages. Note 5
		(d)	Return of Premium Fixed Non-Forfeiture Interest Rate Schedule Pages. Note 5
		(e)	Contract Value NAIC Model Non-Forfeiture Interest Rate Schedule Pages. Note 5

(f)	Contract Value Fixed Non-Forfeiture Interest Rate Schedule Pages. Note 5
(g)	Guaranteed Minimum Income Benefit Endorsement and Schedule Pages. Note 5
(h)	Return of Premium Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5
(i)	Maximum Anniversary Value Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5
(j)	Roll-Up Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5
(k)	Greater of Maximum Anniversary Value and Roll-Up Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5
(l)	Additional Death Benefit Endorsement and Schedule Pages. Note 5
(m)	Bonus Endorsement and Schedule Pages. Note 6
(n)	Spousal Beneficiary Continuation Endorsement. Note 5
(o)	Individual Retirement Annuity Endorsement. Note 7
(p)	Roth Individual Retirement Annuity Endorsement. Note 7
(q)	Tax Sheltered Annuity Endorsement. Note 7
(r)	Guaranteed Minimum Withdrawal Benefit Rider and Schedule Pages. Note 8
(s)	Guaranteed Minimum Income Benefit Plus Endorsement and Schedule Pages. Note 9

	(t)	Schedule Pages for Guaranteed Minimum Income Benefit Endorsement. Note 9
	(u)	Schedule Pages for Guaranteed Minimum Death Benefit Endorsement (GMIB Plus Version). Note 9
	(v)	Schedule Pages for Guaranteed Minimum Death Benefit Endorsement (GMWB Version). Note 9
(w)
Guaranteed Minimum Death Benefit Rider. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 8 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed February 22, 2008.) Note 10

	(x)	Schedule Pages for Combo MAV 6% Roll-Up Guaranteed Minimum Death Benefit. Note 10
	(y)	Schedule Pages for Return of Premium Guaranteed Minimum Death Benefit. Note 10
	(z)	Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Joint Life). Note 10
	(aa)	Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Single Life). Note 10
	(bb)	Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Joint Life) with Income Enhancement Benefit). Note 10
	(cc)	Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Single Life with Income Enhancement Benefit). Note 10
	(dd)	Schedule Pages for GMIB EXTRA Guaranteed Minimum Income Benefit. Note 10
	(ee)	Guaranteed Minimum Withdrawal Benefit riders. Note 2
(5)	(a)	Form of Application for the Flexible Premium Individual Deferred Variable Annuity. Note 5
(5)	(b)	Form of Revised Application for the Flexible Premium Individual Deferred Variable Annuity. Note 8
(6)	(a)	Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Merrill Lynch Life Insurance Company. Note 11
	(b)	Amended and Restated By-Laws of Merrill Lynch Life Insurance Company. Note 11
(7)		Reinsurance Agreements.
	(a)	GMDB Reinsurance Agreement between MLLIC and ACE Tempest and Amendment No. 1. Note 26
	(a)(i)	Amendment No. 2 to the GMDB Reinsurance Agreement. Note 26
	(b)	GMIB Reinsurance Agreement between MLLIC and ACE Tempest Agreement and Amendments No. 1 and 2. Note 26
	(b)(i)	Amendment No. 3 to the GMIB Reinsurance Agreement. Note 26
	(c)	DBER Reinsurance Agreement between MLLIC and ACE Tempest and Amendments No. 1 and 2. Note 26
	(c)(i)	Amendment No. 3 to the DBER Reinsurance Agreement. Note 26

(8)	(a)	Amended General Agency Agreement. Note 12
	(b)	Indemnity Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency, Inc. Note 11
	(c)	Management Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Asset Management, Inc. Note 11
	(d)	Amended Service Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Insurance Group, Inc. Note 12
	(e)	Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life Agency, Inc. Note 11
	(f)	Amendment to the Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life Agency, Inc. Note 13
	(g)	Form of Participation Agreement between FAM Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 14
	(h)	Form of Participation Agreement between AIM Equity Funds, AIM Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 14
	(i)	Form of Participation Agreement between AIM Funds Group, AIM Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 14
	(j)	Form of Participation Agreement between Alliance Global Investor Services, Inc., Alliance Fund Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 14
	(k)	Form of Participation Agreement between American Century Investment Services, Inc. and Merrill Lynch Life Insurance Company. Note 14
	(l)	Form of Participation Agreement between American Funds Service Company, American Funds Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 14
	(m)	Form of Participation Agreement between Davis New York Venture Fund, Davis Distributors, LLC and Merrill Lynch Life Insurance Company. Note 14
	(n)	Form of Participation Agreement between Delaware Distributors L.P., Delaware Group Equity Funds, and Merrill Lynch Life Insurance Company. Note 14
	(o)	Form of Participation Agreement between Fidelity Distributors Corporation and Merrill. Noete 14
	(p)	Form of Participation Agreement between Lord Abbett Family of Funds, Lord Abbett Distributor LLC, and Merrill Lynch Life Insurance Company. Note 14
	(q)	Form of Participation Agreement between Oppenheimer Funds Distributor, Inc. and Merrill Lynch Life Insurance Company. Note 14
	(r)	Form of Participation Agreement between PIMCO Funds Distributors LLC, Allianz Dresdner Asset Management of America L.P., and Merrill Lynch Life Insurance Company. Note 14
	(s)	Form of Participation Agreement between Franklin Templeton Funds Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 14
	(t)	Form of Participation Agreement between Van Kampen Equity Trust, Van Kampen Comstock Fund, Van Kampen Equity and Income Fund, Van Kampen Funds, Inc., and Merrill Lynch Life Insurance Company. Note 14
	(u)	Form of Participation Agreement between Cohen & Steers Realty Income Fund, Inc., Cohen & Steers Securities, LLC, and Merrill Lynch Life Insurance Company. Note 15
	(v)	Form of Participation Agreement between Columbia Acorn Trust, Columbia Funds Distributor, Inc., and Merrill Lynch Life Insurance Company. Note 15
	(w)	Form of Participation Agreement between Eaton Vance Mutual Funds Trust, Eaton Vance Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 15

(x)	Form of Participation Agreement between The Dreyfus Corporation, Dreyfus Service Corporation, and Merrill Lynch Life Insurance Company. Note 15
(y)	Form of Participation Agreement between Federated Equity Funds, Federated Securities Corp., and Merrill Lynch Life Insurance Company. Note 15
(z)	Form of Participation Agreement between Pioneer Funds Distributor, Inc., and Merrill Lynch Life Insurance Company. Note 15
(aa)	Form of Participation Agreement between AIM Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 15
(bb)	Form of Participation Agreement by and among Merrill Lynch Life Insurance Company and Columbia Funds Series Trust Management Distributors, Inc. Note 16
(cc)	Form of Amendment to Participation Agreement by and among Merrill Lynch Life Insurance Company and Pioneer Funds Distributor, Inc. Note 16
(dd)
Form of Novation of Participation Agreement among Allianz Global Investors of America L.P. (formerly Allianz Dresdner Asset Management of America L.P.), Merrill Lynch Life Insurance Company, Allianz Global Investors Distributors LLC (formerly PA Distributors LLC) and Allianz Global Investors Fund Management LLC. Note 16

(ee)
Form of Amendment to Participation Agreement among Merrill Lynch Life Insurance Company, Allianz Global Investors Distributors LLC (formerly PA Distributors LLC) and Allianz Global Investors Fund Management LLC. Note 16

(ff)	Form of Participation Agreement by and among Merrill Lynch Life Insurance Company and JPMorgan Distribution Services, Inc. Note 16
(gg)	Form of Rule 22c-2 Shareholder Information Agreement Between AIM Investment Services, Inc. and Merrill Lynch Life Insurance Company. Note 17
(hh)	Form of Rule 22c-2 Shareholder Information Agreement Between AllianceBernstein Investor Services, Inc. and Merrill Lynch Life Insurance Company. Note 17
(ii)	Form of Rule 22c-2 Shareholder Information Agreement Between Allianz Global Investors Distributors LLC and Merrill Lynch Life Insurance Company. Note 17

(jj)	Form of Rule 22c-2 Shareholder Information Agreement Between American Funds Service Company and Merrill Lynch Life Insurance Company. Note 18
(kk)	Form of Rule 22c-2 Shareholder Information Agreement Between BlackRock Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 19
(ll)	Form of Rule 22c-2 Shareholder Information Agreement Between Cohen & Steers Securities, LLC and Merrill Lynch Life Insurance Company. Note 20
(mm)	Form of Rule 22c-2 Shareholder Information Agreement Between Columbia Management Services, Inc. and Merrill Lynch Life Insurance Company. Note 20
(nn)	Form of Rule 22c-2 Shareholder Information Agreement Between Davis New York Venture Fund, Davis Distributors, LLC and Merrill Lynch Life Insurance Company. Note 18
(oo)	Form of Rule 22c-2 Shareholder Information Agreement Between Delaware Distributors, L.P., Delaware Service Company, Inc. and Merrill Lynch Life Insurance Company. Note 18
(pp)	Form of Rule 22c-2 Shareholder Information Agreement Between Dreyfus Service Corporation and Merrill Lynch Life Insurance Company. Note 20
(qq)	Form of Rule 22c-2 Shareholder Information Agreement Between Eaton Vance Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 20
(rr)	Form of Rule 22c-2 Shareholder Information Agreement Between Federated Securities Corp. and Merrill Lynch Life Insurance Company. Note 17
(ss)	Form of Rule 22c-2 Shareholder Information Agreement Between JPMorgan Distribution Services, Inc., JPMorgan Trust I, JPMorgan Trust II et al., and Merrill Lynch Life Insurance Company. Note 21

(tt)	Form of Rule 22c-2 Shareholder Information Agreement Between Lord Abbett Distributor LLC and Merrill Lynch Life Insurance Company. Note 18
(uu)	Form of Rule 22c-2 Shareholder Information Agreement Between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Merrill Lynch Life Insurance Company. Note 22
(vv)	Form of Rule 22c-2 Shareholder Information Agreement Between Pioneer Investment Management Shareholder Services, Inc. and Merrill Lynch Life Insurance Company. Note 20
(ww)	Form of Rule 22c-2 Shareholder Information Agreement Between The Seligman Funds and Merrill Lynch Life Insurance Company. Note 18
(xx)	Form of Rule 22c-2 Shareholder Information Agreement Between Van Kampen Funds, Inc. and Merrill Lynch Life Insurance Company. Note 17
(yy)
Form of Amendment to Participation Agreement by and among Alliance Global Investor Services, Inc., AllianceBernstein Investment Research and Management, Inc. and Merrill Lynch Life Insurance Company. Note 18

(zz)	Form of Amendment to Participation Agreement by and among Columbia Acorn Trust, Columbia Management Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 21
(aaa)	Form of Amendment to Participation Agreement by and among FAM Distributors, Inc., BlackRock Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 21
(bbb)	Form of Amendment to Participation Agreement by and among Eaton Vance Mutual Funds Trust, Eaton Vance Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 21
(ccc)	Form of Amendment to Participation Agreement by and among Seligman Value Fund Series, Inc., (the “Fund”), Seligman Advisors, Inc., and Merrill Lynch Life Insurance Company. Note 18

(ddd)	Form of Participation Agreement by and among Janus Distributors LLC, Janus Services LLC, and Merrill Lynch Life Insurance Company. Note 21
(eee)	Form of Rule 22c-2 Shareholder Information Agreement Between Franklin Templeton Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 21
(fff)	Shareholder Service Agreement by and among AIM Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 25
(ggg)	Shareholder Service Agreement by and among AllianceBernstein Investments, Inc. and Merrill Lynch Life Insurance Company. Note 25
(hhh)	Shareholder Service Agreement by and among Allianz Global Investors Distributors LLC and Merrill Lynch Life Insurance Company. Note 25
(iii)	Shareholder Service Agreement by and among Allianz Global Investors Distributors LLC (for PIMCO Funds) and Merrill Lynch Life Insurance Company. Note 25
(jjj)	Amendment No. 2 to the Participation Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. Note 25
(kkk)	Shareholder Service Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. Note 25
(lll)	Administrative Services Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. (Equity Income Fund). Note 25
(mmm)	Administrative Services Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. (Ultra Fund). Note 25
(nnn)	Shareholder Services Agreement by and among American Funds Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 25
(ooo)	Shareholder Services Agreement by and among BlackRock Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 25
(ppp)	Shareholder Services Agreement by and among Cohen & Steers Securities, LLC and Merrill Lynch Life Insurance Company. Note 25
(qqq)	Shareholder Services Agreement by and among Davis Distributors, LLC and Merrill Lynch Life Insurance Company. Note 25
(rrr)	Shareholder Services Agreement by and among Delaware Distributors, L.P. and Merrill Lynch Life Insurance Company. Note 25
(sss)	Shareholder Services Agreement by and among Eaton Vance Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 25
(ttt)	Shareholder Services Agreement by and among Franklin Templeton Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 25
(uuu)	Mutual Fund Sales Agreement by and among Merrill Lynch Life Insurance Company and JPMorgan Distribution Services, Inc. Note 25
(vvv)	Shareholder Services Agreement by and among Lord Abbett Distributor LLC and Merrill Lynch Life Insurance Company. Note 25
(www)	Shareholder Services Agreement by and among OppenheimerFunds Distributor, Inc. and Merrill Lynch Life Insurance Company. Note 25
(xxx)	Administration, Shareholder Services and Distribution Agreement by and among Seligman Advisors, Inc. and Merrill Lynch Life Insurance Company. Note 25
(yyy)	Shareholder Services Agreement by and among Van Kampen Funds, Inc. and Merrill Lynch Life Insurance Company. Note 25
(zzz)	Amendment No. 2 to the Participation Agreement by and among Merrill Lynch Life Insurance Company and Pioneer Funds Distributor, Inc. Note 25

	(aaaa)	Keep Well Agreement between AEGON USA, Inc. and Merrill Lynch Life Insurance Company. Note 3
	(bbbb)	Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 23
	(cccc)	First Amendment to Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 24
(9)		Opinion of Darin D. Smith, Esq. as to the legality of the securities being registered. Note 26
(10)	(a)	Written Consent of Sutherland Asbill & Brennan LLP. Note 26
	(b)	Written Consent of Ernst & Young LLP, independent registered public accounting firm. Note 26
	(c)	Written Consent of Deloitte & Touche LLP, independent registered public accounting firm. Note 26
(11)		Not Applicable.
(12)		Not Applicable.
(13)
Powers of Attorney. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post Effective Amendment No. 8 on Form N-4, Registration No. 333-118362, filed February 22, 2008.) Note 26.

Note 1.	Incorporated by reference to Initial Filing on Form N-4 Registration Statement (File No. 333-91098) dated June 25, 2002.
Note 2.	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-118362) dated April 25, 2008.
Note 3.	Incorporated by reference to Annual Report on Form 10-K of Merrill Lynch Life Insurance Company (File No. 33-26322) dated March 27, 2008.
Note 4.	Incorporated by reference to Exhibit 10.2 to Merrill Lynch Life Insurance Company’s Current Report on Form 8-K (File No. 33-26322) dated January 4, 2008.
Note 5.	Incorporated by reference to Amendment No. 47 Filing to Form N-4 Registration Statement (File No. 333-118362) dated August 19, 2004.
Note 6.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-118362) dated January 31, 2005.
Note 7.	Incorporated by reference to Amendment No. 6 to Form N-4 Registration Statement (File No. 333-119364) dated September 29, 2004.
Note 8.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-118362) dated December 2, 2005.
Note 9.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-118362) dated September 27, 2006.
Note 10.	Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-118362) dated February 22, 2008.
Note 11.	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-43773) dated December 10, 1996.
Note 12.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-43773) dated April 28, 1994.

Note 13.	Incorporated by reference to Initial Filing to Form N-4 filing Registration Statement (File No. 333-90243) dated November 3, 1999.
Note 14.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-91098) dated September 20, 2002.
Note 15.	Filed with to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-119364) dated April 27, 2005.
Note 16.	Filed with Post-Effective Amendment No. 4 to From N-4 Registration Statement (File No. 333-119364) dated April 21, 2006.
Note 17.	Incorporated by reference to Post-Effective 30 to Form N-4 Registration Statement (File No. 33-43773) dated April 17, 2007.
Note 18.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-91098) dated April 18, 2007.
Note 19.	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-73544) dated April 17, 2007.
Note 20.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-118362) dated April 24, 2007.
Note 21.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-119364) dated April 24, 2007.
Note 22.	Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 333-91098) dated April 18, 2007.
Note 23.	Incorporated by reference to Exhibit 10.1 to Merrill Lynch Life Insurance Company’s Current Report on Form 8-K (File No. 33-26322) dated August 17, 2007.
Note 24.	Incorporated by reference to Exhibit 10.1 to Merrill Lynch Life Insurance Company’s Report on Form 8-K (File No. 33-26322) dated January 4, 2008.
Note 25.	Filed with Post-Effective Amendment No. 10 to Form N-4 Registration Statement on Form N-4 Registration Statement (File No. 333-119364) dated April 28, 2008.
Note 26.	Filed herewith.

Item 25. Directors and Officers of the Depositor (Merrill Lynch Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Lon J. Olejniczak 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and President

Robert R Frederick 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President

John T. Mallett 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director, Treasurer and Chief Financial Officer

Karen Alvarado 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Assistant Vice President

Ronald L. Ziegler 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President

Eric J. Martin 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Vice President and Corporate Controller

Frank A. Camp 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Secretary

Darin D. Smith 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Vice President and Assistant Secretary

Item 26.	Persons Controlled By or Under Common Control With the Depositor or Registrant.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
ADMS Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company
AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager
AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (71.11%) ; Monumental Life Insurance Company (28.89%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, LLC.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Company	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

ARV Pacific Villas, A California Limited Partnership	California	General Partners — Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property
Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited
Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company
AUSACAN LP	Canada	General Partner — AUSA Holding Co. (1%); Limited Partner — AEGON USA, LLC (99%)	Inter-company lending and general business
Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose
CGC Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency
Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company
Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm
Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer
Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
Edgewood IP, LLC	Iowa	100% Transamerica Life Insurance Company	Limited liability company
FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate
FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Transamerica Financial Advisors, Inc.	Retail sale of securities products
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production
Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Investments
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments I, LLC	Delaware	100%Transamerica Life Insurance Company	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Security Life of Denver, a non-affiliate of AEGON (20.979%), ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (66.012%).	Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Gemini Investment, Inc.	Delaware	100% Transamerica Life Insurance Company	Investment subsidiary
Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote — AEGON USA, LLC. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance
JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company
Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company
ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member — Life Investors Financial Group, Inc.	Direct sales of term life insurance
Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping
Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Company	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Company	Holding company
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation
RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.959%); Monumental Life Insurance Company (6.301%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager:	Real estate alternatives investment
AEGON USA Realty Advisors, Inc.
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (41.4%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (48.2%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management
Retirement Project Oakmont	CA	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Separate Account Fund C	CA	100% Transamerica Life Insurance Company	Mutual Fund
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote — AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TBK Insurance Agency of Ohio, Inc.	Ohio	100% owned by Transamerica Financial Advisors, Inc.;	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation
The AEGON Trust Advisory Board: Patrick J. Baird, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Distribution Finance — Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance
Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corporation	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance
Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International B.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company
Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,415 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. — sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.
Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Life Insurance Company	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company
Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Services, LLC	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, Inc.	Pennsylvania	100% Commonwealth General Corporation	Provider of administrative services
United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance
Westport Strategies, LLC	Delaware	AUSA Holding Company — sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contracts

The Number of Contracts in force as of March 31, 2009 was 7,047   .

Item 28. Indemnification

The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

Amended And Restated By-Laws Of Merrill Lynch Life Insurance Company, Article VI

Sections 1, 2, 3 And 4 – Indemnification Of Directors, Officers, Employees And Incorporators

Section 1.  Actions Other Than By Or In The Right Of The Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

Section 2.  Actions By Or In The Right Of The Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

Section 3.  Right To Indemnification. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith.

Section 4.  Determination Of Right To Indemnification. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

Other Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

     (a) Transamerica Capital, Inc. serves as the principal underwriter for:
Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Separate Account VUL 3, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.
Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.
Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.
Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. These accounts are separate accounts of Monumental Life Insurance Company.
Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.
Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.
Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

     (b)  Directors and Officers of Transamerica Capital, Inc.:

	Principal
Name	Business Address	Position and Offices with Underwriter
Blake S. Bostwick	(2)	Chief Operations Officer, President and Director
John T. Mallett	(1)	Director
Mark W. Mullin	(1)	Director
Lon J. Olejniczak	(1)	Chief Executive Officer and Director
Michael W. Brandsma	(2)	President, Chief Financial Officer and Director
David R. Paulsen	(2)	Executive Vice President
Michael G. Petko	(2)	Executive Vice President
Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer
Courtney John	(2)	Chief Compliance Office and Vice President
Frank A. Camp	(1)	Secretary
Amy J. Boyle	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Elizabeth Belanger	(6)	Assistant Vice President
Wesley J. Hodgson	(2)	Assistant Vice President
Karen D. Heburn	(4)	Vice President
Kyle A. Keelan	(4)	Assistant Vice President
Christy Post-Rissin	(4)	Assistant Vice President
Brenda L. Smith	(4)	Assistant Vice President
Darin D. Smith	(1)	Assistant Vice President
Arthur D. Woods	(4)	Assistant Vice President
Tamara D. Barkdoll	(2)	Assistant Secretary
Erin K. Burke	(1)	Assistant Secretary
Amy Angle	(3)	Assistant Secretary

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(3)	400 West Market Street, Louisville, KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 North Charles Street, Baltimore, MD 21201

(6)	4 Manhattanville Rd, Purchase, NY 10577

     (c) Compensation to Principal Underwriter:

	Net Underwriting
	Discounts and	Compensation on	Brokerage
Name of Principal Underwriter	Commissions(2)	Redemption	Commissions	Compensation
Merrill Lynch, Pierce, Fenner & Smith Incorporated(1)	$7,106,985	0	0	0
Transamerica Capital, Inc.	$9,425,798	0	0	0

(1)	Effective May 1, 2008, Transamerica Capital, Inc. replaced Merrill Lynch, Pierce, Fenner & Smith Incorporated as principal underwriter for the policies.

(2)	Fiscal Year 2008

Item 30. Location of Accounts and Records

All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Manager Regulatory Filing Unit, Merrill Lynch Life Insurance Company at 4333 Edgewood Road, NE, Cedar Rapids Iowa 52499-0001; or by the Service Center at 4802 Deer Lake Drive East, Jacksonville, Florida 32246.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

(a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 27th day of April, 2009.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A MERRILL LYNCH LIFE INSURANCE COMPANY Depositor
*
Lon J. Olejniczak
President and Director

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

*	Director and President	____________, 2009
Lon J. Olejniczak

*	Director and Senior Vice President	____________, 2009
Robert R. Frederick

*	Director, Treasurer and Chief Financial Officer	____________, 2009
John T. Mallett

*	Director and Assistant Vice President	____________, 2009
Karen Alvarado

*	Director and Senior Vice President	____________, 2009
Ronald L. Ziegler

*	Vice President and Corporate Controller	____________, 2009
Eric J. Martin

*	Secretary	____________, 2009
Frank A. Camp

/s/ DarinD.Smith Darin D. Smith	Vice President and Assistant Secretary	April 27,2009

*	By: Darin D. Smith — Attorney-in-Fact pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

7(a)	GMDB Reinsurance Agreement between MLLIC and ACE Tempest
7(a)(1)	Amendment No. 2 to the GMDB Reinsurance Agreement
7(b)	GMIB Reinsurance Agreement between MLLIC and ACE Tempest
7(b)(1)	Amendment No. 3 to the GMIB Reinsurance Agreement
7(c)	DBER Reinsurance Agreement between MLLIC and ACE Tempest
7(c)(1)	Amendment No. 3 to the DBER Reinsurance Agreement
9	Opinion and Consent of Counsel
10(a)	Consent of Counsel
10(b)	Consent of Independent Registered Public Accounting Firm (E & Y)
10(c)	Consent of Independent Registered Public Accounting Firm (Deliotte)
13	Power of Attorney

*	Page numbers included only in manually executed original.